UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Charles A Brawley III, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660

Colleen E. Tonn Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.86%
Aerospace & Defense – 2.70%
†Alliant Techsystems	5,800	$471,540
Elbit Systems	7,600	486,476
Empresa Brasileira de Aeronautica ADR	19,400	464,824
Goodrich	18,200	1,283,464
ITT	8,700	466,407
Precision Castparts	20,000	2,534,200
Rockwell Collins	20,800	1,301,872
TransDigm Group	8,200	434,928
		7,443,711
Air Freight & Logistics – 1.12%
Expeditors International Washington	43,200	1,594,944
Robinson (C.H.) Worldwide	26,400	1,474,440
		3,069,384
Airlines – 0.36%
SkyWest	37,400	534,072
Southwest Airlines	35,200	465,344
		999,416
Auto Components – 0.35%
Gentex	26,200	508,804
WABCO Holdings	15,200	454,784
		963,588
Beverages – 0.77%
Brown-Forman Class B	35,875	2,132,769
		2,132,769
Biotechnology – 1.98%
†Alexion Pharmaceuticals	18,600	1,011,282
†Biogen Idec	6,700	384,312
†BioMarin Pharmaceuticals	17,200	401,964
†Cephalon	11,100	752,358
†Human Genome Sciences	25,100	758,020
†Myriad Genetics	18,200	437,710
†Regeneron Pharmaceuticals	20,900	553,641
†Vertex Pharmaceuticals	28,400	1,160,708
		5,459,995
Capital Markets – 2.91%
Eaton Vance	27,900	935,766
Federated Investors Class B	18,900	498,582
Janus Capital Group	69,700	996,013
Lazard Class A	30,000	1,071,000
Northern Trust	33,500	1,851,210
optionsXpress Holdings	20,300	330,687
SEI Investments	19,900	437,203
†TD Ameritrade Holding	68,700	1,309,422
Waddell & Reed Financial	16,200	583,848
		8,013,731
Chemicals – 2.13%
Air Products & Chemicals	6,000	443,700
Albemarle	12,900	549,927
CF Industries Holdings	7,200	656,496
Ecolab	34,900	1,533,855
†Intrepid Potash	17,200	521,676
Sigma-Aldrich	17,200	922,952
Sociedad Quimica y Minera de Chile ADR	33,300	1,245,087
		5,873,693
Commercial Banks – 1.53%
City National	8,000	431,760
First Horizon National	34,884	490,115
KeyCorp	126,000	976,500
Marshall & Ilsley	157,700	1,269,485
†SVB Financial Group	10,500	489,930
Zions Bancorp	25,400	554,228
		4,212,018
Commercial Services & Supplies – 2.08%
†American Reprographics	67,200	602,784
†Copart	13,500	480,600
Iron Mountain	32,125	880,225
Republic Services	32,850	953,307
Ritchie Bros Auctioneers	46,900	1,009,288
†Stericycle	24,600	1,340,700
†Waste Connections	13,300	451,668
		5,718,572
Communications Equipment – 1.11%
†F5 Networks	9,800	602,798
†JDS Uniphase	39,300	492,429
†Juniper Networks	63,700	1,954,316
		3,049,543
Computers & Peripherals – 1.63%
†Logitech International	19,700	321,898
†NetApp	46,000	1,497,760
†QLogic	30,700	623,210
†SanDisk	17,800	616,414
†Seagate Technology	78,900	1,440,714
		4,499,996
Construction & Engineering – 1.42%
Fluor	37,900	1,762,729
†Foster Wheeler	30,300	822,342
†Quanta Services	69,800	1,337,368
		3,922,439
Construction Materials – 0.25%
Vulcan Materials	14,800	699,152
		699,152
Consumer Finance – 0.22%
†SLM	49,300	617,236
		617,236
Diversified Consumer Services – 1.81%
†Apollo Group Class A	23,205	1,422,234
DeVry	20,100	1,310,520
†Education Management	20,200	442,380
†ITT Educational Services	6,300	708,624
†New Oriental Education & Technology Group ADR	7,200	615,672
Strayer Education	2,000	487,040
		4,986,470
Diversified Financial Services – 1.66%
Artio Global Investors	11,100	274,614
†Interactive Brokers Group	14,700	237,405
†IntercontinentalExchange	16,400	1,839,752
Moody's	36,600	1,088,850
NYSE Euronext	37,800	1,119,258
		4,559,879
Electrical Equipment – 1.65%
AMETEK	23,500	974,310
†First Solar	4,400	539,660
†General Cable	19,700	531,900
†GT Solar International	55,300	289,219
†II-VI	18,100	612,504
Rockwell Automation	14,700	828,492
Roper Industries	13,400	775,056
		4,551,141
Electronic Equipment, Instruments & Components – 2.23%
Amphenol Class A	25,000	1,054,750
†Cogent	25,100	256,020
†Dolby Laboratories Class A	24,200	1,419,814
†FLIR Systems	13,900	391,980
†Itron	7,100	515,247
Jabil Circuit	31,100	503,509
National Instruments	22,150	738,703
†Trimble Navigation	44,000	1,263,680
		6,143,703
Energy Equipment & Services – 2.88%
†Atlas Energy	16,800	522,816
Baker Hughes	9,200	430,928
†Cameron International	37,600	1,611,536
Core Laboratories	8,700	1,137,960
Diamond Offshore Drilling	10,900	968,029
†FMC Technologies	25,000	1,615,750
†Nabors Industries	19,900	390,637
†Oceaneering International	13,300	844,417
†TETRA Technologies	32,200	393,484
		7,915,557
Food & Staples Retailing – 0.57%
†Whole Foods Market	43,500	1,572,525
		1,572,525
Food Products – 1.52%
Campbell Soup	25,500	901,425
Hershey	18,400	787,704
McCormick	49,900	1,914,164
Smucker (J.M.)	9,700	584,522
		4,187,815
Health Care Equipment & Supplies – 4.35%
†American Medical System Holdings	22,000	408,760
†Arthrocare	11,900	353,668
Bard (C.R.)	17,800	1,541,836
†CareFusion	40,500	1,070,415
DENTSPLY International	18,600	648,210
†Edwards Lifesciences	8,400	830,592
†Gen-Probe	8,700	435,000
†Hologic	30,200	559,908
†IDEXX Laboratories	21,100	1,214,305
†Intuitive Surgical	4,400	1,531,772
Masimo	12,900	342,495
†ResMed	9,200	585,580
†St. Jude Medical	29,300	1,202,765
†Varian Medical Systems	14,800	818,884
†Zimmer Holdings	7,300	432,160
		11,976,350
Health Care Providers & Services – 2.96%
CIGNA	20,500	749,890
†Community Health Systems	19,600	723,828
†DaVita	17,200	1,090,480
†Humana	8,000	374,160
†Laboratory Corporation of America Holdings	17,100	1,294,641
†Lincare Holdings	8,300	372,504
Patterson	12,800	397,440
Quest Diagnostics	26,200	1,527,198
†Schein (Henry)	18,100	1,066,090
Universal Health Services Class B	15,400	540,386
		8,136,617
Health Care Technology – 0.60%
†Allscripts-Misys Healthcare Solutions	24,700	483,132
†Cerner	13,600	1,156,816
		1,639,948
Hotels, Restaurants & Leisure – 3.75%
†Chipotle Mexican Grill Class A	7,000	788,690
Choice Hotels International	19,500	678,795
†Ctrip.com International ADR	13,000	509,600
†Hyatt Hotels	10,400	405,184
International Game Technology	61,400	1,132,830
†Madison Square Garden Class A	4,800	104,304
Marriott International Class A	55,557	1,751,157
†Panera Bread Class A	12,600	963,774
†Starbucks	29,900	725,673
Starwood Hotels & Resorts Worldwide	16,300	760,232
Tim Hortons	24,300	791,937
†WMS Industries	14,250	597,645
Wynn Resorts	14,800	1,122,284
		10,332,105
Household Durables – 0.32%
KB HOME	9,600	160,800
Lennar Class A	11,500	197,915
†Pulte Homes	20,605	231,806
†Toll Brothers	13,800	287,040
		877,561
Household Products – 1.17%
Church & Dwight	19,200	1,285,440
Clorox	30,200	1,937,028
		3,222,468
Independent Power Producers & Energy Traders – 0.88%
†Calpine	97,200	1,155,708
†NRG Energy	60,600	1,266,540
		2,422,248
Industrial Conglomerates – 0.49%
†McDermott International	49,600	1,335,232
		1,335,232
Insurance – 1.53%
Aon	19,500	832,845
†Arch Capital Group	7,800	594,750
Assurant	7,400	254,412
AXIS Capital Holdings	10,800	337,608
Berkley (W.R.)	18,000	469,620
HCC Insurance Holdings	17,700	488,520
Principal Financial Group	28,200	823,722
RenaissanceRe Holdings	7,000	397,320
		4,198,797
Internet & Catalog Retail – 1.32%
Expedia	38,900	970,944
†Liberty Media Interactive Class A	76,500	1,171,215
†priceline.com	5,900	1,504,500
		3,646,659
Internet Software & Services – 1.28%
†Akamai Technologies	32,800	1,030,248
†Rackspace Hosting	22,300	417,679
†Sina	11,500	433,435
†VeriSign	35,800	931,158
†VistaPrint	12,300	704,175
		3,516,695
IT Services – 3.30%
†Cognizant Technology Solutions Class A	40,100	2,044,298
†Computer Sciences	8,600	468,614
Fidelity National Information Services	17,500	410,200
†Fiserv	10,200	517,752
†Genpact	31,700	531,292
Global Payments	13,300	605,815
†Hewitt Associates Class A	11,600	461,448
†NeuStar Class A	16,100	405,720
Paychex	59,700	1,832,790
Western Union	107,000	1,814,720
		9,092,649
Leisure Equipment & Products – 0.49%
Mattel	59,700	1,357,578
		1,357,578
Life Sciences Tools & Services – 2.63%
†Charles River Laboratories International	13,200	518,892
†Covance	8,300	509,537
†Illumina	27,800	1,081,420
†Life Technologies	23,900	1,249,253
†Mettler-Toledo International	11,600	1,266,720
†QIAGEN	26,600	611,534
Techne	14,200	904,398
†Waters	16,200	1,094,148
		7,235,902
Machinery – 3.16%
Bucyrus International	8,500	560,915
CLARCOR	14,600	503,554
Cummins	13,900	861,105
Donaldson	20,300	915,936
Flowserve	8,000	882,160
Graco	15,100	483,200
Harsco	10,700	341,758
IDEX	13,125	434,438
Joy Global	16,600	939,560
PACCAR	10,700	463,738
Pall	18,000	728,820
†Terex	24,800	563,208
Valmont Industries	7,300	604,659
Wabtec	9,700	408,564
		8,691,615
Media – 2.37%
Cablevision Systems Class A	19,200	463,488
†Central European Media Enterprises	13,200	386,892
CTC Media	29,000	499,380
†Discovery Communications Class C	46,400	1,364,624
†DreamWorks Animation SKG Class A	14,300	563,277
†Liberty Media Starz Class A	10,400	568,672
McGraw-Hill	48,800	1,739,720
Omnicom Group	14,100	547,221
Shaw Communications Class B	19,600	389,452
		6,522,726
Metals & Mining – 2.34%
Agnico-Eagle Mines	20,700	1,152,369
Carpenter Technology	16,700	611,220
Cliffs Natural Resources	17,700	1,255,815
Compass Minerals International	13,900	1,115,197
†Eldorado Gold	37,400	451,792
United States Steel	8,000	508,160
Walter Energy	14,600	1,347,142
		6,441,695
Multiline Retail – 0.93%
†Big Lots	14,300	520,806
†Dollar General	17,900	451,975
†Dollar Tree	13,100	775,782
Family Dollar Stores	22,500	823,725
		2,572,288
Office Electronics – 0.13%
†Zebra Technologies	11,750	347,800
		347,800
Oil, Gas & Consumable Fuels – 4.19%
Arch Coal	28,424	649,488
†Bill Barrett	12,800	393,088
Cabot Oil & Gas	15,900	585,120
†Cobalt International Energy	25,800	350,880
†Concho Resources	32,200	1,621,592
Consol Energy	10,500	447,930
†Forest Oil	34,100	880,462
†Mariner Energy	21,400	320,358
Massey Energy	10,100	528,129
Murphy Oil	13,500	758,565
†Newfield Exploration	16,200	843,210
Peabody Energy	35,700	1,631,490
Range Resources	16,100	754,607
†SandRidge Energy	13,100	100,870
†Southwestern Energy	12,000	488,640
Sunoco	10,100	300,071
†Ultra Petroleum	18,600	867,318
		11,521,818
Personal Products – 1.35%
Avon Products	85,500	2,895,885
Mead Johnson Nutrition Class A	15,700	816,871
		3,712,756
Pharmaceuticals – 0.95%
Allergan	10,414	680,242
†Elan ADR	53,200	403,256
Perrigo	12,200	716,384
Shire ADR	8,400	554,064
†Warner Chilcott Class A	10,600	270,830
		2,624,776
Professional Services – 1.39%
Corporate Executive Board	12,800	340,352
Dun & Bradstreet	9,200	684,664
Equifax	14,300	511,940
Manpower	9,600	548,352
†Monster Worldwide	30,900	513,249
Robert Half International	25,100	763,793
†Verisk Analytics Class A	16,100	454,020
		3,816,370
Real Estate Investment Trusts – 0.82%
Federal Realty Investment Trust	15,100	1,099,431
Public Storage	12,700	1,168,273
		2,267,704
Road & Rail – 0.52%
†Hertz Global Holdings	48,900	488,511
Landstar System	22,200	931,956
		1,420,467
Semiconductors & Semiconductor Equipment – 6.81%
Altera	65,000	1,580,150
Analog Devices	43,900	1,265,198
†Atheros Communications	12,600	487,746
Broadcom Class A	24,050	797,979
†Cymer	10,200	380,460
†Fairchild Semiconductor International	21,200	225,780
Intersil Class A	24,400	360,144
KLA-Tencor	14,700	454,524
†Lam Research	23,800	888,216
Linear Technology	47,200	1,334,816
†Marvell Technology Group	86,400	1,760,832
Maxim Integrated Products	22,100	428,519
†MEMC Electronic Materials	47,700	731,241
Microchip Technology	39,600	1,115,136
National Semiconductor	68,900	995,605
†NVIDIA	88,500	1,538,130
†ON Semiconductor	45,100	360,800
†Rovi	21,800	809,434
†Silicon Laboratories	14,400	686,448
†Varian Semiconductor Equipment Associates	33,500	1,109,520
Xilinx	56,400	1,438,200
		18,748,878
Software – 6.37%
†Adobe Systems	14,800	523,476
†ANSYS	22,900	987,906
†Autodesk	41,100	1,209,162
†BMC Software	39,700	1,508,600
CA	45,900	1,077,273
†Check Point Software Technologies	14,300	501,358
†Citrix Systems	22,700	1,077,569
†Electronics Arts	38,200	712,812
FactSet Research Systems	14,050	1,030,849
Henry (Jack) & Associates	14,900	358,494
†Intuit	57,700	1,981,418
†McAfee	43,200	1,733,616
†MICROS Systems	27,300	897,624
†Nuance Communications	50,300	836,992
†Red Hat	38,300	1,121,041
†salesforce.com	15,800	1,176,310
†Symantec	26,200	443,304
†Synopsys	16,600	371,342
		17,549,146
Specialty Retail – 6.35%
Advance Auto Parts	11,900	498,848
†AnnTaylor Stores	10,400	215,280
†AutoZone	3,000	519,270
†Bed Bath & Beyond	44,900	1,964,824
†CarMax	45,600	1,145,472
†Dick's Sporting Goods	21,600	563,976
Gap	25,700	593,927
Men's Wearhouse	9,950	238,203
†O'Reilly Automotive	29,500	1,230,445
PETsMART	15,000	479,400
Ross Stores	38,000	2,031,860
Sherwin-Williams	17,800	1,204,704
Staples	20,200	472,478
Tiffany & Co	27,000	1,282,230
TJX	71,100	3,023,172
Tractor Supply	8,700	505,035
†Urban Outfitters	23,500	893,705
Williams-Sonoma	23,600	620,444
		17,483,273
Textiles, Apparel & Luxury Goods – 0.93%
Coach	64,600	2,552,992
		2,552,992
Tobacco – 0.79%
Lorillard	28,800	2,166,912
		2,166,912
Trading Company & Distributors – 1.03%
Fastenal	28,500	1,367,715
Grainger (W.W.)	13,700	1,481,244
		2,848,959
Wireless Telecommunication Services – 1.48%
†American Tower Class A	11,600	494,276
†Crown Castle International	26,200	1,001,626
†Leap Wireless International	35,200	575,872
†MetroPCS Communications	53,600	379,488
†NII Holdings	14,200	591,572
†SBA Communications Class A	28,300	1,020,781
		4,063,615
Total Common Stock (Cost $212,040,922)		274,936,932
Short-Term Investment – 0.11%
Money Market Mutual Fund – 0.11%
Dreyfus Treasury & Agency Cash Management Fund	304,134	304,134
Total Short-Term Investment (Cost $304,134)		304,134
Total Value of Securities – 99.97%
(Cost $212,345,056)		275,241,066
Receivables and Other Assets Net of Liabilities (See Notes) – 0.03%		73,077
Net Assets Applicable to 22,868,911 Shares Outstanding – 100.00%		$275,314,143

†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$213,115,417
Aggregate unrealized appreciation	$75,372,012
Aggregate unrealized depreciation	(13,246,363)
Net unrealized appreciation	$62,125,649

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $103,605,706 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $76,089,467 expires in 2010, $15,907,305 expires in 2011, $559,440 expires in 2016 and $11,049,494 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of March 31, 2010:

Level 1
Common Stock	$274,936,932
Short-Term	304,134
Total	$275,241,066

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Bond Fund

March 31, 2010
		Principal	Value
		Amount¡	(U.S. $)
Agency Collateralized Mortgage Obligations – 3.26%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		507,422	$548,484
Fannie Mae REMIC
Series 2002-83 GH 5.00% 12/25/17		6,890,000	7,377,561
Series 2003-38 MP 5.50% 5/25/23		8,850,000	9,535,517
Series 2003-122 AJ 4.50% 2/25/28		761,155	788,111
Series 2005-110 MB 5.50% 9/25/35		1,983,303	2,097,303
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		1,134,022	1,243,172
Freddie Mac REMIC
Series 2512 PG 5.50% 10/15/22		180,000	194,590
Series 2557 WE 5.00% 1/15/18		4,250,000	4,561,918
Series 2622 PE 4.50% 5/15/18		30,000	31,768
Series 2662 MA 4.50% 10/15/31		1,243,316	1,293,437
Series 2694 QG 4.50% 1/15/29		3,885,000	4,062,005
Series 2717 MH 4.50% 12/15/18		1,875,000	1,978,952
Series 2762 LG 5.00% 9/15/32		30,000	31,785
Series 2872 GC 5.00% 11/15/29		3,005,000	3,196,974
Series 2890 PC 5.00% 7/15/30		3,780,000	4,022,453
Series 3022 MB 5.00% 12/15/28		5,770,000	6,051,287
Series 3131 MC 5.50% 4/15/33		2,725,000	2,918,861
Series 3173 PE 6.00% 4/15/35		7,180,000	7,737,532
Series 3337 PB 5.50% 7/15/30		3,000,000	3,143,963
Series 3416 GK 4.00% 7/15/22		2,408,538	2,500,017
Series 3455 MB 4.50% 6/15/23		10,000,000	10,353,616
◆Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43		839,814	923,402
•Series T-60 1A4C 5.395% 3/25/44		1,824,139	1,865,182
Total Agency Collateralized Mortgage Obligations (Cost $72,607,176)			76,457,890
Agency Mortgage-Backed Securities – 12.52%
Fannie Mae 6.50% 8/1/17		637,426	687,552
•Fannie Mae ARM
5.139% 11/1/35		2,051,015	2,158,751
5.353% 4/1/36		2,261,394	2,366,797
Fannie Mae Relocation 15 yr 4.00% 9/1/20		3,026,650	2,981,437
Fannie Mae Relocation 30 yr
4.00% 3/1/35		2,533,930	2,436,967
5.00% 1/1/34		882,143	903,717
5.00% 10/1/35		1,912,284	1,959,050
5.00% 2/1/36		3,164,838	3,242,237
Fannie Mae S.F. 15 yr
4.50% 6/1/23		5,653,159	5,874,920
4.50% 3/1/24		662,000	687,658
∞4.50% 9/1/24		9,481,175	9,848,658
5.50% 12/1/22		732,661	784,614
5.50% 2/1/23		2,859,847	3,062,638
6.00% 8/1/21		5,804,780	6,276,258
Fannie Mae S.F. 15 yr TBA
4.00% 4/1/25		10,000,000	10,143,750
4.50% 4/1/25		47,505,000	49,271,615
5.00% 4/1/25		10,000,000	10,546,880
Fannie Mae S.F. 30 yr
4.50% 6/1/38		63,331	63,553
4.50% 3/1/39		3,432,707	3,444,746
4.50% 4/1/39		428,155	429,614
5.00% 12/1/36		4,368,572	4,519,094
5.00% 12/1/37		1,967,139	2,032,041
5.00% 1/1/38		3,144,549	3,248,298
5.00% 2/1/38		1,480,259	1,529,098
5.00% 11/1/38		2,904,385	3,000,210
6.00% 11/1/36		683,129	729,144
6.50% 3/1/36		445,281	483,902
6.50% 6/1/36		3,225,680	3,505,455
6.50% 10/1/36		2,444,833	2,656,883
6.50% 8/1/37		943,329	1,023,674
6.50% 12/1/37		3,329,787	3,613,390
7.00% 12/1/37		2,307,612	2,561,635
7.50% 4/1/32		24,854	28,165
7.50% 11/1/34		37,369	43,100
Fannie Mae S.F. 30 yr TBA 4.50% 4/1/40		58,540,000	58,668,085
•Freddie Mac ARM 3.417% 4/1/34		172,428	179,710
Freddie Mac Balloon 7 yr 3.50% 10/1/10		127,511	127,962
Freddie Mac Relocation 30 yr 5.00% 9/1/33		1,680,329	1,724,573
Freddie Mac S.F. 15 yr
4.00% 2/1/14		624,250	641,238
4.50% 7/1/24		4,157,329	4,317,814
5.00% 6/1/18		1,457,975	1,549,581
5.00% 1/1/24		6,908,096	7,301,494
5.50% 8/1/23		3,511,788	3,762,257
Freddie Mac S.F. 30 yr TBA
5.00% 4/1/40		40,730,000	42,053,724
6.00% 4/1/40		23,360,000	25,064,556
GNMA I S.F. 30 yr 7.00% 12/15/34		2,259,164	2,489,059
Total Agency Mortgage-Backed Securities (Cost $291,084,694)			294,025,554
Commercial Mortgage-Backed Securities – 9.83%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		4,315,000	4,563,113
Series 2007-1A D 5.957% 4/15/37		780,000	820,950
•#Asset Securitization Series 1996-MD6 B1 144A 9.121% 11/13/29		100,000	110,078
Bank of America Commercial Mortgage
Series 2004-2 A3 4.05% 11/10/38		5,182,489	5,227,771
•Series 2004-3 A5 5.595% 6/10/39		4,165,000	4,369,414
Series 2004-4 A4 4.502% 7/10/42		160,000	162,158
•Series 2005-1 A5 5.299% 11/10/42		5,440,000	5,683,561
•Series 2005-6 A4 5.35% 9/10/47		2,815,000	2,930,048
Series 2006-4 A4 5.634% 7/10/46		7,337,000	7,438,715
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		10,200,000	10,443,973
•Series 2005-T20 A4A 5.297% 10/12/42		4,750,000	4,908,435
•Series 2006-PW12 A4 5.906% 9/11/38		3,640,000	3,802,208
Series 2006-PW14 A4 5.201% 12/11/38		8,755,000	8,751,627
Series 2007-PW15 A4 5.331% 2/11/44		5,730,000	5,520,786
•Series 2007-PW16 A4 5.908% 6/11/40		7,530,000	7,432,934
•Series 2007-T28 A4 5.742% 9/11/42		4,830,000	4,974,725
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/16/34		1,949,620	1,989,164
•Series 2005-C6 A5A 5.116% 6/10/44		15,525,000	16,050,737
Series 2006-C7 A2 5.69% 6/10/46		2,145,000	2,201,561
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		712,000	752,133
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39		1,170,000	1,221,478
#Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36		1,550,000	1,639,125
First Union National Bank Commercial Mortgage Series 2000-C2 H 6.75% 10/15/32		40,000	36,498
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		1,605,000	1,705,908
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38		1,300,000	1,348,291
•Series 2004-GG2 A6 5.396% 8/10/38		4,225,000	4,406,569
Series 2005-GG4 A4 4.761% 7/10/39		11,070,000	10,985,655
Series 2005-GG4 A4A 4.751% 7/10/39		19,191,250	19,376,151
•Series 2006-GG6 A4 5.553% 4/10/38		4,985,000	5,010,085
@•#Series 2006-RR3 A1S 144A 5.774% 7/18/56		4,090,000	1,227,000
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36		4,110,000	4,321,407
Series 2005-GG5 A5 5.224% 4/10/37		6,400,000	6,428,820
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		3,230,000	3,403,450
Series 2002-C2 A2 5.05% 12/12/34		569,000	597,637
Series 2003-C1 A2 4.985% 1/12/37		3,890,000	4,078,049
•Series 2005-LDP3 A4A 4.936% 8/15/42		2,650,000	2,683,532
•Series 2005-LDP4 A4 4.918% 10/15/42		4,300,000	4,344,900
•Series 2005-LDP5 A4 5.344% 12/15/44		5,900,000	6,107,701
Series 2006-LDP9 A2 5.134% 5/15/47		3,320,000	3,370,667
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		3,555,000	3,802,524
Series 2004-C1 A4 4.568% 1/15/31		5,350,000	5,430,425
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		749,500	290,705
Morgan Stanley Capital I
•#Series 1999-FNV1 G 144A 6.12% 3/15/31		700,432	698,958
•Series 2004-T15 A4 5.27% 6/13/41		280,000	286,992
Series 2005-IQ9 A5 4.70% 7/15/56		5,000,000	5,089,690
•Series 2006-HQ9 A4 5.731% 7/12/44		2,500,000	2,580,250
•Series 2006-T21 A4 5.162% 10/12/52		5,980,000	6,133,978
•Series 2007-IQ14 A4 5.692% 4/15/49		2,560,000	2,347,776
•Series 2007-T27 A4 5.802% 6/11/42		17,920,000	18,530,824
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.592% 2/15/33		595,000	600,725
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48		4,610,000	4,734,259
Total Commercial Mortgage-Backed Securities (Cost $214,370,919)			230,954,120
Convertible Bonds – 0.38%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		4,415,000	3,973,500
Linear Technology 3.00% exercise price $46.12, expiration date 5/1/27		2,000,000	1,955,000
Virgin Media Finance 6.50% exercise price $19.22, expiration date 11/15/16		2,465,000	3,035,031
Total Convertible Bonds (Cost $6,907,705)			8,963,531
Corporate Bonds – 38.79%
Aerospace & Defense – 0.04%
#BAE Systems Holdings 144A 4.95% 6/1/14		785,000	824,421
			824,421
Capital Markets – 2.06%
Bank of New York Mellon 4.95% 3/15/15		115,000	122,494
•Bear Stearns 4.63% 12/7/12	AUD	1,010,000	907,419
Credit Suisse New York 6.00% 2/15/18		3,665,000	3,886,520
Goldman Sachs Group
5.375% 3/15/20		6,225,000	6,179,172
5.95% 1/18/18		1,843,000	1,936,591
6.15% 4/1/18		2,245,000	2,379,143
6.25% 9/1/17		3,645,000	3,925,698
Jefferies Group
6.25% 1/15/36		1,690,000	1,442,690
6.45% 6/8/27		6,962,000	6,233,907
Lazard Group
6.85% 6/15/17		4,658,000	4,746,698
7.125% 5/15/15		819,000	860,866
Morgan Stanley
5.55% 4/27/17		2,610,000	2,673,225
6.00% 4/28/15		7,425,000	7,962,466
6.25% 8/28/17		4,830,000	5,077,088
			48,333,977
Chemicals – 0.75%
Cytec Industries 8.95% 7/1/17		5,355,000	6,472,010
Dow Chemical 8.55% 5/15/19		9,195,000	11,141,913
			17,613,923
Commercial Banks – 7.93%
AgriBank 9.125% 7/15/19		4,545,000	5,178,973
#Banco Santander Brasil 144A 4.50% 4/6/15		1,172,000	1,169,304
Barclays Bank
6.75% 5/22/19		2,715,000	3,008,774
#144A 6.05% 12/4/17		17,840,000	18,425,900
BB&T 5.25% 11/1/19		8,729,000	8,792,617
@#CoBank ACB 144A 7.875% 4/16/18		3,425,000	3,704,220
Credit Suisse 5.40% 1/14/20		4,370,000	4,412,463
Export-Import Bank of Korea 5.875% 1/14/15		4,755,000	5,136,370
KeyBank 6.95% 2/1/28		7,115,000	6,511,250
KFW 10.00% 5/15/12	BRL	6,575,000	3,743,361
Korea Development Bank 5.30% 1/17/13		2,610,000	2,774,333
#Lloyds TSB Bank 144A 5.80% 1/13/20		10,870,000	10,625,208
#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		2,100,000	2,180,157
#National Australia Bank 144A 3.375% 7/8/14		6,100,000	6,270,507
•National City Bank 0.622% 6/7/17		2,140,000	1,909,926
#NIBC Bank 144A 2.80% 12/2/14		11,390,000	11,342,937
PNC Bank 6.875% 4/1/18		3,760,000	4,176,379
PNC Funding
5.125% 2/8/20		5,240,000	5,288,596
5.25% 11/15/15		4,665,000	4,909,871
5.625% 2/1/17		2,163,000	2,235,002
•#Rabobank Nederland 144A 11.00% 12/29/49		8,700,000	11,228,490
Regions Financial 7.75% 11/10/14		6,360,000	6,698,059
Rentenbank 1.875% 9/24/12		10,250,000	10,335,506
#Russian Agricultural Bank 144A 6.299% 5/15/17		1,341,000	1,397,858
Silicon Valley Bank
5.70% 6/1/12		2,150,000	2,248,208
6.05% 6/1/17		5,515,000	5,173,258
U.S. Bank North America 4.95% 10/30/14		1,205,000	1,284,147
•USB Capital IX 6.189% 10/29/49		6,520,000	5,639,800
#VTB Capital 144A 6.875% 5/29/18		1,780,000	1,862,325
Wachovia
5.25% 8/1/14		1,645,000	1,729,553
5.625% 10/15/16		8,890,000	9,381,466
•Wells Fargo Capital XIII 7.70% 12/29/49		12,330,000	12,792,374
Zions Bancorporation
5.50% 11/16/15		3,365,000	3,133,145
7.75% 9/23/14		1,400,000	1,413,387
			186,113,724
Commercial Services & Supplies – 1.31%
Allied Waste North America
6.875% 6/1/17		3,940,000	4,300,711
7.125% 5/15/16		5,135,000	5,584,836
#Brambles USA 144A
3.95% 4/1/15		2,365,000	2,379,278
5.35% 4/1/20		2,320,000	2,336,934
International Lease Finance
6.625% 11/15/13		3,212,000	3,128,604
#144A 8.75% 3/15/17		1,600,000	1,640,853
Yale University 2.90% 10/15/14		11,390,000	11,498,489
			30,869,705
Consumer Finance – 1.04%
Capital One Bank 8.80% 7/15/19		13,320,000	16,120,637
Capital One Financial 7.375% 5/23/14		70,000	80,063
Ford Motor Credit
7.25% 10/25/11		3,020,000	3,123,492
7.50% 8/1/12		4,200,000	4,351,322
7.80% 6/1/12		770,000	799,011
			24,474,525
Containers & Packaging – 0.05%
Owens-Brockway Glass Container 7.375% 5/15/16		1,075,000	1,134,125
			1,134,125
Diversified Financial Services – 5.17%
#Achmea Hypotheekbank 144A 3.20% 11/3/14		10,165,000	10,305,531
Bank of America
5.30% 3/15/17		6,440,000	6,384,107
5.75% 12/1/17		15,000	15,403
6.10% 6/15/17		14,645,000	15,096,022
#CDP Financial 144A
4.40% 11/25/19		6,515,000	6,395,280
5.60% 11/25/39		4,995,000	4,873,322
Citigroup
6.01% 1/15/15		10,640,000	11,189,620
6.375% 8/12/14		8,755,000	9,361,879
6.50% 8/19/13		1,000	1,079
•Citigroup Capital XXI 8.30% 12/21/57		5,000	5,088
General Electric Capital
5.625% 5/1/18		30,000	31,401
6.00% 8/7/19		19,721,000	20,875,921
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,600,000	1,248,000
JPMorgan Chase
•4.44% 6/21/12	AUD	2,600,000	2,340,327
5.75% 1/2/13		3,180,000	3,453,359
5.875% 6/13/16		1,115,000	1,201,097
6.00% 10/1/17		8,035,000	8,579,556
JPMorgan Chase Capital XVIII 6.95% 8/17/36		1,480,000	1,454,890
JPMorgan Chase Capital XXII 6.45% 2/2/37		2,900,000	2,700,593
JPMorgan Chase Capital XXV 6.80% 10/1/37		5,434,000	5,425,865
Korea Development Bank 4.375% 8/10/15		1,480,000	1,503,906
Nederlandse Waterschapsbank 3.00% 3/17/15		1,060,000	1,052,819
#TNK-BP Finance 144A 7.25% 2/2/20		1,021,000	1,069,498
•#USB Realty 144A 6.091% 12/22/49		8,400,000	6,856,500
			121,421,063
Diversified Telecommunication Services – 1.61%
AT&T
6.50% 9/1/37		10,025,000	10,429,108
6.70% 11/15/13		55,000	62,811
Deutsche Telekom International Finance 5.25% 7/22/13		270,000	289,752
Frontier Communications 7.125% 3/15/19		2,925,000	2,793,375
#Qwest 144A 8.375% 5/1/16		1,545,000	1,745,850
Telecom Italia Capital 5.25% 10/1/15		13,903,000	14,252,034
Telesat Canada 11.00% 11/1/15		2,060,000	2,302,050
Verizon Communications 6.40% 2/15/38		5,650,000	5,881,424
			37,756,404
Electric Utilities – 2.52%
#American Transmission Systems 144A 5.25% 1/15/22		3,155,000	3,169,052
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		6,215,000	6,805,425
CMS Energy 6.55% 7/17/17		2,270,000	2,353,454
#Electricite de France 144A 4.60% 1/27/20		3,165,000	3,125,966
#Enel Finance International 144A 3.875% 10/7/14		665,000	674,335
Energy Future Holdings 10.875% 11/1/17		1,315,000	982,963
Illinois Power 9.75% 11/15/18		11,120,000	14,273,922
#Majapahit Holding 144A 8.00% 8/7/19		3,905,000	4,310,144
Pennsylvania Electric 5.20% 4/1/20		7,090,000	7,112,950
PPL Electric Utilities 7.125% 11/30/13		3,008,000	3,484,139
Public Service of Oklahoma 5.15% 12/1/19		11,495,000	11,617,962
Texas Competitive Electrical Holdings 10.25% 11/1/15		1,935,000	1,354,500
			59,264,812
Energy Equipment & Services – 0.56%
Pride International 8.50% 6/15/19		5,965,000	6,770,275
Weatherford International 9.625% 3/1/19		5,095,000	6,457,255
			13,227,530
Food & Staples Retailing – 0.40%
◆#CVS Pass Through Trust 144A 8.353% 7/10/31		6,680,735	7,779,429
Supervalu 8.00% 5/1/16		1,478,000	1,503,865
			9,283,294
Food Products – 0.24%
Kraft Foods 5.375% 2/10/20		5,575,000	5,676,950
			5,676,950
Health Care Equipment & Supplies – 1.07%
Beckman Coulter
6.00% 6/1/15		5,365,000	5,847,018
7.00% 6/1/19		1,120,000	1,260,464
#CareFusion 144A 6.375% 8/1/19		9,415,000	10,314,085
Hospira 6.40% 5/15/15		5,510,000	6,117,511
Inverness Medical Innovations 9.00% 5/15/16		1,545,000	1,579,763
			25,118,841
Health Care Providers & Services – 0.43%
HCA PIK 9.625% 11/15/16		1,604,000	1,722,295
Medco Health Solutions 7.125% 3/15/18		6,590,000	7,524,950
Select Medical 7.625% 2/1/15		920,000	880,900
			10,128,145
Hotels, Restaurants & Leisure – 0.23%
International Game Technology 7.50% 6/15/19		2,610,000	2,961,204
MGM MIRAGE
13.00% 11/15/13		1,350,000	1,579,500
#144A 10.375% 5/15/14		725,000	802,938
			5,343,642
Household Durables – 0.05%
Jarden 7.50% 5/1/17		1,225,000	1,247,969
			1,247,969
Independent Power Producers & Energy Traders – 0.11%
Dynegy Holdings 7.75% 6/1/19		840,000	638,400
NRG Energy
7.375% 2/1/16		610,000	606,950
7.375% 1/15/17		1,405,000	1,394,463
			2,639,813
Insurance – 0.74%
MetLife
6.40% 12/15/36		50,000	45,500
6.817% 8/15/18		3,819,000	4,243,245
•#MetLife Capital Trust X 144A 9.25% 4/8/38		7,415,000	8,416,025
Prudential Financial 3.875% 1/14/15		4,700,000	4,696,235
=@‡◆#Twin Reefs Pass Through Trust 144A 0.449% 12/31/49		2,600,000	0
			17,401,005
Life Sciences Tools & Services – 0.34%
Life Technologies
4.40% 3/1/15		545,000	549,391
6.00% 3/1/20		7,355,000	7,544,597
			8,093,988
Machinery – 0.14%
#Volvo Treasury 144A 5.95% 4/1/15		3,235,000	3,299,816
			3,299,816
Media – 3.26%
CBS 5.75% 4/15/20		1,670,000	1,680,346
#Charter Communications Operating 144A 10.875% 9/15/14		1,430,000	1,606,963
Comcast
4.95% 6/15/16		3,920,000	4,092,068
5.15% 3/1/20		1,560,000	1,577,052
5.85% 11/15/15		1,735,000	1,903,416
6.50% 1/15/15		1,375,000	1,549,375
6.95% 8/15/37		475,000	515,501
#Cox Communications 144A
5.875% 12/1/16		2,440,000	2,625,540
6.45% 12/1/36		2,360,000	2,385,330
6.95% 6/1/38		2,355,000	2,556,972
DirecTV Holdings/Financing 7.625% 5/15/16		15,910,000	17,841,219
#NET Servicos de Comunicacao 144A 7.50% 1/27/20		722,000	765,320
Nielsen Finance
11.50% 5/1/16		425,000	482,375
11.625% 2/1/14		1,925,000	2,184,875
Shaw Communications 6.75% 11/9/39	CAD	2,672,000	2,713,284
Time Warner Cable 8.25% 4/1/19		11,440,000	13,866,264
#Videotron 144A 7.125% 1/15/20	CAD	3,643,000	3,677,080
#Vivendi 144A
5.75% 4/4/13		8,895,000	9,576,259
6.625% 4/4/18		4,483,000	4,863,580
			76,462,819
Metals & Mining – 1.40%
ArcelorMittal 9.85% 6/1/19		7,163,000	9,118,749
#Evraz Group 144A 9.50% 4/24/18		5,000,000	5,393,749
Freeport McMoRan Copper & Gold 8.375% 4/1/17		2,375,000	2,645,729
Reliance Steel & Aluminum 6.85% 11/15/36		3,177,000	2,793,857
Southern Copper 7.50% 7/27/35		4,474,000	4,673,469
Steel Dynamics 6.75% 4/1/15		1,185,000	1,199,813
Vale Overseas
6.875% 11/21/36		3,976,000	4,123,311
6.875% 11/10/39		2,830,000	2,946,449
			32,895,126
Multiline Retail – 0.13%
Macy's Retail Holdings 6.65% 7/15/24		3,328,000	3,161,600
			3,161,600
Multi-Utilities – 0.08%
Ameren 8.875% 5/15/14		1,660,000	1,917,068
			1,917,068
Oil, Gas & Consumable Fuels – 4.77%
#Adaro Indonesia PT 144A 7.625% 10/22/19		1,004,000	1,047,975
Chesapeake Energy
7.25% 12/15/18		1,630,000	1,638,150
9.50% 2/15/15		2,835,000	3,097,238
Enbridge Energy Partners
•8.05% 10/1/37		3,450,000	3,419,882
9.875% 3/1/19		1,580,000	2,056,367
Energy Transfer Partners 9.70% 3/15/19		5,670,000	7,188,216
Enterprise Products Operating
•8.375% 8/1/66		3,635,000	3,694,011
9.75% 1/31/14		4,810,000	5,845,550
#Gaz Capital 144A
7.288% 8/16/37		1,100,000	1,106,875
9.25% 4/23/19		1,333,000	1,582,938
Kinder Morgan Energy Partners
6.85% 2/15/20		230,000	258,491
9.00% 2/1/19		7,323,000	9,151,546
#Lukoil International Finance 144A 7.25% 11/5/19		454,000	478,970
Massey Energy 6.875% 12/15/13		2,510,000	2,557,063
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		4,340,000	4,498,006
6.70% 9/15/19		5,095,000	5,377,176
Nexen 7.50% 7/30/39		6,398,000	7,321,455
Noble Energy 8.25% 3/1/19		5,210,000	6,320,204
Petrobras International Finance
5.75% 1/20/20		375,000	386,059
5.875% 3/1/18		430,000	451,220
#Petrohawk Energy 144A 10.50% 8/1/14		2,740,000	3,037,975
Plains All American Pipeline
5.75% 1/15/20		4,480,000	4,602,600
6.65% 1/15/37		600,000	624,140
8.75% 5/1/19		9,125,000	11,150,411
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		2,720,000	2,905,836
#Rockies Express Pipeline 144A 5.625% 4/15/20		4,710,000	4,645,840
•TransCanada Pipelines 6.35% 5/15/67		6,300,000	6,002,804
#Woodside Finance 144A
4.50% 11/10/14		4,090,000	4,194,778
5.00% 11/15/13		1,650,000	1,738,651
8.125% 3/1/14		4,985,000	5,714,146
			112,094,573
Paper & Forest Products – 0.11%
#Votorantim Overseas Trading Operations 144A 6.625% 9/25/19		2,458,000	2,476,435
			2,476,435
Real Estate Investment Trusts – 0.59%
#Digital Realty Trust 144A 5.875% 2/1/20		2,275,000	2,228,651
ProLogis
6.875% 3/15/20		3,690,000	3,651,218
7.375% 10/30/19		5,575,000	5,732,640
Regency Centers 5.875% 6/15/17		2,261,000	2,260,457
			13,872,966
Semiconductors & Semiconductor Equipment – 0.12%
National Semiconductor 3.95% 4/15/15		2,795,000	2,763,612
			2,763,612
Wireless Telecommunication Services – 1.54%
America Movil 5.625% 11/15/17		1,410,000	1,496,549
American Tower 7.00% 10/15/17		5,290,000	5,938,025
Rogers Communications
6.68% 11/4/39	CAD	1,678,000	1,756,290
7.50% 3/15/15		2,579,000	3,013,378
Sprint Nextel 6.00% 12/1/16		5,510,000	5,000,325
Vodafone Group
5.00% 12/16/13		218,000	235,477
5.00% 9/15/15		1,555,000	1,647,093
5.375% 1/30/15		15,854,000	17,025,754
			36,112,891
Total Corporate Bonds (Cost $859,085,879)			911,024,762
Municipal Bonds – 0.18%
Mississippi Home Corporation Single Family Mortgage Taxable Revenue Series G Class 3
6.93% 11/1/23 (GNMA) (FNMA)		22,230	22,841
New Jersey Economic Development Authority Revenue Series A (Cigarette Tax) 5.75% 6/15/29		905,000	873,316
New York Sales Tax Asset Receivables Series B 4.66% 10/15/14 (NATL-RE) (FGIC)		400,000	428,852
Oregon State Taxable Pension 5.892% 6/1/27		2,915,000	2,997,436
Total Municipal Bonds (Cost $4,221,682)			4,322,445
Non-Agency Asset-Backed Securities – 10.61%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.194% 10/6/21		3,475,000	3,466,313
•American Express Issuance Trust Series 2005-2 A 0.324% 8/15/13		2,000,000	1,990,076
#Bank of America Auto Trust 144A
Series 2009-2A A4 3.03% 10/15/16		2,115,000	2,176,406
Series 2009-3A A4 2.67% 12/15/16		8,215,000	8,343,877
•Bank of America Credit Card Trust
Series 2006-A15 A15 0.23% 4/15/14		6,250,000	6,203,059
Series 2008-A1 A1 0.81% 4/15/13		4,000,000	4,006,634
Series 2008-A5 A5 1.43% 12/16/13		41,135,000	41,530,069
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13		3,495,000	3,558,154
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11		1,961,599	1,981,257
•#Series 2007-SN2 A4 144A 1.26% 5/16/11		3,175,943	3,179,913
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.26% 3/17/14		1,980,000	1,972,323
•Series 2006-A11 A11 0.32% 6/17/19		3,460,000	3,334,240
Series 2007-A7 A7 5.75% 7/15/20		3,000,000	3,339,614
Series 2008-A3 A3 5.05% 2/15/16		1,750,000	1,895,836
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		4,294,561	4,346,393
Series 2008-A A3 4.94% 4/25/14		4,032,392	4,114,250
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13		3,050,000	3,144,444
Series 2008-A9 A9 4.26% 5/15/13		2,070,000	2,149,666
Citibank Credit Card Issuance Trust
Series 2005-A7 A7 4.75% 10/22/12		300,000	306,964
Series 2007-A3 A3 6.15% 6/15/39		8,330,000	9,188,802
•Series 2007-A6 A6 0.24% 7/12/12		28,000,000	27,990,824
•Series 2009-A1 A1 1.98% 3/17/14		4,760,000	4,890,707
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18		2,700,000	2,817,993
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		90,000	78,891
Series 2006-3 A5 5.948% 11/25/36		4,700,000	3,285,065
CNH Equipment Trust
•Series 2007-A A4 0.27% 9/17/12		929,210	928,012
Series 2008-A A3 4.12% 5/15/12		446,215	451,398
Series 2008-A A4A 4.93% 8/15/14		2,020,000	2,116,221
Series 2008-B A3A 4.78% 7/16/12		968,272	985,132
Series 2009-C A3 1.85% 12/16/13		1,490,000	1,499,706
Series 2009-C A4 3.00% 8/17/15		4,495,000	4,551,715
Series 2010-A A4 2.49% 1/15/16		5,710,000	5,708,184
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35		855	0
DaimlerChrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		2,765,000	2,838,601
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		20,805,000	22,793,290
Series 2008-A4 A4 5.65% 12/15/15		5,600,000	6,150,076
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		5,496,000	5,337,116
#Ford Credit Auto Lease Trust 144A
Series 2009-A A3 3.71% 1/15/14		4,605,000	4,718,650
Series 2010-A A2 1.04% 3/15/13		5,955,000	5,955,693
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.78% 9/15/14		2,200,000	2,205,368
#Series 2010-1 A 144A 1.88% 12/15/14		3,945,000	3,962,999
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14		4,005,000	4,058,014
•#Golden Credit Card Trust Series 2008-3 A 144A 1.23% 7/15/17		4,700,000	4,718,176
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12		521,815	533,277
Series 2009-4 A3 1.87% 2/15/14		1,145,000	1,155,373
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		434,809	440,553
Series 2008-A A3 4.93% 12/17/12		2,000,000	2,074,526
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.27% 11/15/12		1,925,000	1,924,295
•Merrill Auto Trust Securitization Series 2007-1 A4 0.29% 12/15/13		2,005,000	1,992,516
Mid-State Trust
Series 11 A1 4.864% 7/15/38		674,062	609,391
#Series 2006-1 A 144A 5.787% 10/15/40		1,428,341	1,420,399
=#Sail NIM Series 2003-10A A 144A 7.50% 10/27/33		65,901	0
Structured Asset Securities Series 2005-2XS 1A2A 4.51% 2/25/35		2,642,889	2,498,510
Volkswagon Auto Lease Trust Series 2009-A A2 2.87% 7/15/11		5,672,541	5,709,264
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		2,376,324	2,423,241
Total Non-Agency Asset-Backed Securities (Cost $245,995,907)			249,051,466
Non-Agency Collateralized Mortgage Obligations – 4.80%
•ARM Trust Series 2005-10 3A11 5.394% 1/25/36		3,104,264	2,648,342
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34		1,620,237	1,575,175
Series 2004-10 1CB1 6.00% 11/25/34		850,180	690,506
Series 2004-11 1CB1 6.00% 12/25/34		2,959,710	2,374,242
Series 2005-9 5A1 5.50% 10/25/20		2,281,511	2,120,736
•Bank of America Mortgage Securities
Series 2003-D 1A2 3.718% 5/25/33		6,515	4,179
Series 2004-L 4A1 5.145% 1/25/35		1,890,724	1,759,849
@Bear Stearns Alternative A Trust Series 2006-R1 2E13 4.80% 8/25/36		875,000	237,538
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18		1,735,749	1,761,242
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		1,785,385	1,730,986
Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.808% 8/25/37		316,561	228,627
Countrywide Alternative Loan Trust
Series 2004-J8 1A1 7.00% 9/25/34		1,243,424	1,167,264
Series 2005-57CB 4A3 5.50% 12/25/35		2,742,282	2,267,007
Series 2005-85CB 2A2 5.50% 2/25/36		2,806,939	2,050,048
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36		2,402,818	1,916,358
•Series 2006-HYB1 3A1 5.104% 3/20/36		2,097,860	1,276,344
•Series 2007-HYB2 3A1 5.265% 2/25/47		7,350,652	4,355,250
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		202,319	183,858
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		299,067	298,767
•Series 2004-AR5 4A1 5.665% 10/25/34		1,129,631	1,096,245
Series 2006-3 1A11 6.25% 11/25/36		4,299,912	4,210,366
•Series 2007-AR2 1A1 5.809% 8/25/37		673,995	510,326
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		393,241	377,452
•Series 1999-3 A 8.00% 8/19/29		684,305	658,780
Series 2005-RP1 1A3 8.00% 1/25/35		1,826,075	1,719,934
Series 2005-RP1 1A4 8.50% 1/25/35		1,516,156	1,429,451
Series 2006-RP1 1A3 8.00% 1/25/36		951,324	888,032
Series 2006-RP1 1A4 8.50% 1/25/36		666,204	622,383
•GSR Mortgage Loan Trust Series 2005-AR6 3A1 3.597% 9/25/35		10,147,372	9,173,227
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.771% 2/25/35		2,600,248	2,394,712
Series 2005-A4 1A1 5.383% 7/25/35		1,774,645	1,596,538
Series 2006-A2 3A3 5.677% 4/25/36		3,729,000	2,627,778
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35		1,129,199	1,021,556
Series 2006-1 1A3 5.50% 2/25/36		836,679	744,098
MASTR Alternative Loans Trust
Series 2003-2 6A1 6.00% 3/25/33		220,605	222,191
Series 2003-6 3A1 8.00% 9/25/33		161,756	160,198
Series 2003-9 1A1 5.50% 12/25/18		1,244,231	1,243,647
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33		237,183	210,463
Series 2005-6 7A1 5.332% 6/25/35		1,126,288	928,476
Series 2006-2 4A1 4.981% 2/25/36		1,442,362	1,324,877
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		1,545,822	1,485,922
Series 2005-2 1A4 8.00% 5/25/35		1,885,002	1,813,137
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		1,169,413	1,031,690
•Merrill Lynch Mortgage Investors Trust Series 2005-A2 A3 2.801% 2/25/35		446,383	200,297
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32		687,355	683,059
•Residential Funding Mortgage Securities I Series 2006-SA2 3A2 5.845% 8/25/36		455,454	52,845
•Structured ARM Loan Trust
Series 2004-3AC A2 2.611% 3/25/34		220,844	218,931
Series 2006-5 5A4 5.498% 6/25/36		664,646	108,352
•Structured Asset Securities Series 2002-22H 1A 6.94% 11/25/32		229,174	223,442
◆Washington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		2,128,401	2,159,662
Series 2004-CB3 1A 6.00% 10/25/34		54,500	52,440
Series 2004-CB3 4A 6.00% 10/25/19		1,507,004	1,516,800
•Series 2006-AR10 1A1 5.921% 9/25/36		3,413,251	2,668,743
•Series 2007-HY1 1A1 5.667% 2/25/37		5,673,770	4,107,355
•Series 2007-HY3 4A1 5.313% 3/25/37		11,368,106	9,739,106
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-T A1 3.228% 9/25/34		540,160	528,210
Series 2005-7 A2 5.25% 9/25/35		1,959,656	1,379,414
Series 2005-18 1A1 5.50% 1/25/36		2,419,657	2,235,536
•Series 2005-AR16 6A4 4.936% 10/25/35		3,604,972	1,381,101
Series 2006-1 A3 5.00% 3/25/21		26,794	25,928
Series 2006-4 2A3 5.75% 4/25/36		1,372,948	497,265
Series 2006-7 2A1 6.00% 6/25/36		6,053,213	4,916,344
•Series 2006-AR6 7A1 5.108% 3/25/36		6,251,442	5,742,759
•Series 2006-AR10 5A1 5.497% 7/25/36		2,538,165	2,004,560
•Series 2006-AR19 A1 5.537% 12/25/36		2,718,014	2,369,151
Series 2007-8 2A6 6.00% 7/25/37		1,132,066	858,326
Series 2007-13 A7 6.00% 9/25/37		3,319,837	2,802,565
Total Non-Agency Collateralized Mortgage Obligations (Cost $134,704,159)			112,609,988
Regional Authority – 0.02%∆
Quebec Province 4.50% 12/1/19	CAD	401,000	400,546
Total Regional Authority (Cost $384,886)			400,546
«Senior Secured Loans – 0.27%
Ford Motor Term Tranche Loan B 3.258% 12/15/13		2,674,795	2,594,083
Texas Competitive Electric Holdings Term Loan B2 3.729% 10/10/14		4,524,739	3,728,023
Total Senior Secured Loans (Cost $5,347,931)			6,322,106
Sovereign Agencies– 2.83%∆
Brazil – 0.18%
#Banco Nacional de Desenvolvimento Economico e Social 144A
5.50% 7/12/20		2,100,000	2,089,500
6.369% 6/16/18		1,905,000	2,028,825
			4,118,325
France – 0.71%
#Societe Financement de l'Economie Francaise 144A
2.875% 9/22/14		10,250,000	10,322,693
3.375% 5/5/14		6,100,000	6,334,960
			16,657,653
Norway – 1.60%
Eksportfinans
1.875% 4/2/13		8,800,000	8,772,289
3.00% 11/17/14		4,810,000	4,833,646
5.50% 5/25/16		21,775,000	24,014,733
			37,620,668
Republic of Korea – 0.09%
#Korea Expressway 144A 4.50% 3/23/15		2,000,000	2,034,674
			2,034,674
Sweden – 0.25%
Svensk Exportkredit 3.25% 9/16/14		5,860,000	5,992,834
			5,992,834
Total Sovereign Agencies (Cost $66,227,381)			66,424,154
Sovereign Debt – 2.77%∆
Australia – 0.48%
Australian Government 6.25% 4/15/15	AUD	11,907,000	11,279,049
			11,279,049
Indonesia – 0.96%
Indonesia Government
9.50% 6/15/15	IDR	29,990,000,000	3,494,238
10.50% 8/15/30	IDR	29,990,000,000	3,406,623
10.75% 5/15/16	IDR	41,055,000,000	5,027,187
11.00% 11/15/20	IDR	54,170,000,000	6,766,374
12.80% 6/15/21	IDR	27,500,000,000	3,808,227
			22,502,649
Mexico – 0.44%
Mexican Bonos
7.50% 6/3/27	MXN	95,814,000	7,306,285
7.75% 12/14/17	MXN	37,880,000	3,128,122
			10,434,407
Norway – 0.59%
Norwegian Government
4.50% 5/22/19	NOK	30,856,000	5,499,773
5.00% 5/15/15	NOK	45,341,000	8,292,271
			13,792,044
Poland – 0.24%
Poland Government 5.50% 10/25/19	PLN	15,840,000	5,558,601
			5,558,601
Turkey – 0.06%
Turkish Government International Bond 6.75% 5/30/40		1,438,000	1,420,025
			1,420,025
Total Sovereign Debt (Cost $62,192,482)			64,986,775
Supranational Banks – 1.31%
European Investment Bank
6.125% 1/23/17	AUD	2,138,000	1,939,172
9.00% 12/21/18	ZAR	23,400,000	3,212,971
^10.60% 10/22/19	BRL	12,460,000	2,724,353
11.25% 2/14/13	BRL	15,435,000	9,080,163
Inter-American Development Bank 5.375% 5/27/14	AUD	5,703,000	5,136,964
International Bank for Reconstruction & Development
5.375% 12/15/14	NZD	298,000	212,920
5.75% 10/21/19	AUD	2,300,000	2,030,561
7.50% 7/30/14	NZD	7,920,000	6,125,091
International Finance 3.00% 4/22/14		320,000	325,059
Total Supranational Banks (Cost $29,742,828)			30,787,254
U.S. Treasury Obligations – 7.74%
U.S. Treasury Bonds 4.375% 11/15/39		10,260,000	9,705,324
U.S. Treasury Inflation Index Notes
1.625% 1/15/15		20,154,226	21,076,906
2.00% 1/15/14		10,050,125	10,680,609
2.375% 1/15/17		9,654,293	10,436,445
U.S. Treasury Notes
2.50% 3/31/15		46,265,000	46,149,476
3.625% 2/15/20		85,060,000	83,637,967
Total U.S. Treasury Obligations (Cost $182,916,276)			181,686,727
		Number of
		Shares
•Preferred Stock – 0.23%
PNC Financial Services Group 8.25%		5,270,000	5,508,815
Total Preferred Stock (Cost $4,858,099)			5,508,815
		Principal
		Amount¡
Certificates of Deposit – 2.34%
Abbey National Treasury Services 0.18% 4/7/10		25,000,000	24,999,660
Bank of Nova Scotia Housing
0.19% 5/13/10		10,000,000	9,999,521
0.19% 5/18/10		20,000,000	19,998,932
Total Certificates of Deposit (Cost $55,000,000)			54,998,113
≠Discounted Commercial Paper – 9.77%
BNP Paribas Finance 0.10% 4/1/10		30,000,000	29,999,999
Danske 0.18% 4/26/10		8,750,000	8,748,698
DnB NOR Bank ASA 0.17% 4/21/10		30,000,000	29,997,024
General Electric 0.14% 4/15/10		25,000,000	24,998,333
General Electric Capital 0.05% 4/1/10		310,000	310,000
General Re 0.13% 4/1/10		20,000,000	19,999,922
Hewlett-Packard 0.17% 4/26/10		25,000,000	24,997,110
ING US Funding 0.18% 4/7/10		14,500,000	14,499,520
International Business Machines 0.16% 4/5/10		30,000,000	29,999,334
Merck 0.17% 4/23/10		28,380,000	28,378,187
Roche Holdings 0.16% 4/19/10		17,575,000	17,573,424
Total Discounted Commercial Paper (Cost $229,501,438)			229,501,551
Total Value of Securities – 107.65%
(Cost $2,465,149,442)			2,528,025,797
Liabilities Net of Receivables and Other Assets (See Notes) – (7.65%)z			(179,588,876)
Net Assets Applicable to 171,287,399 Shares Outstanding – 100.00%			$2,348,436,921

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
INR – Indian Rupee
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SGD – Singapore Dollar
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

∆Securities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2010.
‡Non-income producing security. Security is currently in default.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2010.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $5,168,758, which represented 0.22% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $326,782,983, which represented 13.91% of the Fund’s net assets. See Note 4 in "Notes."
zOf this amount, $217,169,393 represents payable for securities purchased and $13,501,609 represents receivable for securities sold as of March 31, 2010.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2010.
∞Fully or partially pledged as collateral for financial futures contracts.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
NATL-RE – Insured by the National Public Finance Guarantee Corporation
NIM – Net Interest Margin
PIK – Pay-in-Kind
REMIC–Real Estate Mortgage Investment Conduits
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts and financial futures contract were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts

			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD 810,984	USD (735,019)	4/30/10	$ 6,681
AUD (2,183,264)	USD 1,983,408	4/30/10	(13,336)
BRL 13,420,000	USD (7,401,548)	4/30/10	96,496
BRL (17,419,948)	USD 9,571,400	4/30/10	(161,502)
CAD 2,390,007	USD (2,336,501)	4/30/10	17,012
CAD 2,496,186	USD (2,442,548)	4/30/10	15,524
CAD 4,712,026	USD (4,605,536)	4/30/10	34,541
CLP 115,336,300	USD (216,391)	4/30/10	3,780
EUR 80,829	USD (108,961)	4/30/10	222
EUR (4,158,606)	USD 5,626,000	4/30/10	8,600
GBP 1,568,477	USD (2,336,560)	4/30/10	43,407
GBP (1,584,161)	USD 2,378,143	4/30/10	(25,623)
GBP (2,964,809)	USD 4,453,647	4/30/10	(45,079)
IDR 1,632,738,000	USD (178,344)	4/30/10	303
INR 314,074,278	USD (6,741,000)	10/20/10	140,899
KRW 14,922,183,763	USD (13,059,849)	4/30/10	112,983
KRW 6,067,251,200	USD (5,313,760)	4/30/10	42,217
MYR 22,050,155	USD (6,601,843)	4/30/10	154,133
MYR 9,291,547	USD (2,783,984)	4/30/10	62,865
NOK (8,398,092)	USD 1,404,528	4/30/10	(6,748)
NOK 15,244,338	USD (2,553,234)	4/30/10	8,534
NOK 10,800,745	USD (1,810,762)	4/30/10	4,272
NZD (9,119,486)	USD 6,392,760	4/30/10	(70,931)
PLN 3,886,172	USD (1,332,021)	4/30/10	24,977
PLN (1,380,892)	USD 474,794	4/30/10	(7,394)
SGD 8,758,957	USD (6,240,351)	4/30/10	20,013
SGD 3,842,430	USD (2,737,475)	4/30/10	8,857
TWD 133,026,500	USD (4,191,791)	4/30/10	(66)
TWD 94,409,700	USD (2,972,598)	4/30/10	2,295
ZAR (25,283,879)	USD 3,394,083	4/30/10	(55,758)
			$ 422,174

Financial Futures Contract

Contract	Notional	Notional		Unrealized
to Sell	Proceeds	Value	Expiration Date	Appreciation
(1,753) U.S. Treasury 5 yr Notes	$(201,343,719)	$(201,321,094)	6/30/10	$22,625

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Bond Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,466,201,842
Aggregate unrealized appreciation	96,348,188
Aggregate unrealized depreciation	(34,524,233)
Net unrealized appreciation	$ 61,823,955

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of March 31, 2010:

	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$944,799,432	$18,299,586	$963,099,018
Corporate Debt	922,633,319	3,677,080	926,310,399
Foreign Debt	150,794,214	11,804,515	162,598,729
Municipal Bonds	4,322,445	-	4,322,445
U.S. Treasury Obligations	181,686,727	-	181,686,727
Short-Term	284,499,664	-	284,499,664
Other	5,508,815	-	5,508,815
Total	$2,494,244,616	$33,781,181	$2,528,025,797

Foreign Currency Exchange Contracts	$422,174	$-	$422,174
Financial Futures Contracts	$22,625	$-	$22,625

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset
	Backed and
	Mortgage-
	Backed	Corporate	Foreign
	Securities	Debt	Debt	Total
Balance as of 12/31/09	$12,684,267	$ -	$15,042,142	$27,726,409
Purchases	5,708,184	3,540,019	2,782,926	12,031,129
Sales	-	-	(1,906,939)	(1,906,939)
Transfers into Level 3	4,192,711	-	109,599	4,302,310
Transfers out of Level 3	(4,373,541)	-	(3,729,402)	(8,102,943)
Net change in unrealized
appreciation/depreciation	87,965	137,061	(493,811)	(268,785)
Balance as of 3/31/10	$18,299,586	$3,677,080	$11,804,515	$33,781,181

Net change in unrealized
appreciation/depreciation
from investments
still held as of 3/31/10	$(2,919,016)	$137,061	$(211,010)	$(2,992,965)

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Financial Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of March 31, 2010 was as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$431,134	Liabilities net of receivables and other assets	$(8,960)

Interest rate contracts (Futures)	Receivables and other assets net of liabilities	22,625	Liabilities net of receivables and other assets	-
Total		$453,759		$(8,960)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2010 was as follows:
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies/unrealized appreciation/depreciation of investments and foreign currencies	$ (1,523,938)	$ 1,333,358
Interest rate contracts (Futures)	Net realized gain on futures contracts/unrealized appreciation/depreciation of investments and foreign currencies	634,903	(6,501,595)
Total		$(889,035)	$(5,168,237)

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard and Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2010, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Janus Capital Appreciation Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.86%
Aerospace & Defense – 2.00%
Precision Castparts	46,715	$5,919,257
United Technologies	26,665	1,962,811
		7,882,068
Air Freight & Logistics – 2.22%
Expeditors International Washington	72,070	2,660,824
Robinson (C.H.) Worldwide	54,120	3,022,602
United Parcel Service Class B	47,795	3,078,476
		8,761,902
Beverages – 6.12%
Anheuser-Busch InBev (Belgium)	387,352	19,513,330
*†Anheuser-Busch InBev VVPR Strip (Belgium)	437,656	4,138
Coca Cola	29,040	1,597,200
Diageo (United Kingdom)	177,142	2,973,365
		24,088,033
Biotechnology – 5.28%
†Celgene	217,990	13,506,660
†Genzyme	27,155	1,407,444
†Gilead Sciences	129,745	5,900,803
		20,814,907
Building Products – 0.52%
Masco	132,192	2,051,620
		2,051,620
Capital Markets – 3.04%
Goldman Sachs Group	31,745	5,416,649
Morgan Stanley	53,240	1,559,400
T. Rowe Price Group	90,815	4,988,468
		11,964,517
Chemicals – 2.44%
Potash (Canada)	37,135	4,432,062
Praxair	62,250	5,166,750
		9,598,812
Commercial Banks – 0.64%
ICICI Bank ADR (India)	58,699	2,506,447
		2,506,447
Communications Equipment – 8.09%
†Cisco Systems	718,980	18,715,049
Corning	151,250	3,056,763
†Motorola	218,510	1,533,940
QUALCOMM	130,490	5,479,275
†Research in Motion (Canada)	41,570	3,074,102
		31,859,129
Computers & Peripherals – 8.42%
†Apple	85,554	20,099,202
International Business Machines	101,855	13,062,904
		33,162,106
Diversified Financial Services – 2.46%
Bank of America	223,047	3,981,389
JPMorgan Chase	127,080	5,686,830
		9,668,219
Electrical Equipment – 1.08%
Emerson Electric	84,715	4,264,553
		4,264,553
Electronic Equipment, Instruments & Components – 0.90%
Amphenol Class A	84,135	3,549,656
		3,549,656
Food & Staples Retailing – 3.90%
CVS Caremark	102,727	3,755,699
Tesco (United Kingdom)	1,130,325	7,468,158
Walgreen	111,925	4,151,298
		15,375,155
Health Care Equipment & Supplies – 4.17%
Baxter International	66,610	3,876,702
Covidien (Ireland)	189,085	9,507,194
†St. Jude Medical	73,722	3,026,288
		16,410,184
Hotels, Restaurants & Leisure – 1.52%
Crown (Australia)	408,422	3,065,435
McDonald's	43,526	2,904,055
		5,969,490
Household Products – 2.02%
Colgate-Palmolive	63,595	5,422,109
Reckitt Benckiser Group (United Kingdom)	46,259	2,539,314
		7,961,423
Industrial Conglomerates – 1.40%
Tyco International (Switzerland)	144,455	5,525,404
		5,525,404
Insurance – 1.87%
ACE (Switzerland)	58,000	3,033,400
†Berkshire Hathaway Class B	34,000	2,763,180
Prudential (United Kingdom)	190,190	1,578,871
		7,375,451
Internet Software & Services – 5.06%
†eBay	237,670	6,405,207
†Google Class A	13,270	7,524,222
†Yahoo	362,760	5,996,423
		19,925,852
IT Services – 0.94%
†Amdocs (United Kingdom)	122,885	3,700,067
		3,700,067
Machinery – 1.96%
Danaher	72,165	5,766,705
Illinois Tool Works	41,055	1,944,365
		7,711,070
Media – 0.91%
CBS Class B	255,615	3,563,273
		3,563,273
Metals & Mining – 1.59%
Agnico-Eagle Mines (Canada)	3,325	185,103
Newmont Mining	50,540	2,574,002
Nucor	77,035	3,495,848
		6,254,953
Multiline Retail – 0.50%
†Kohl's	36,230	1,984,679
		1,984,679
Oil, Gas & Consumable Fuels – 8.10%
Apache	38,725	3,930,588
EOG Resources	110,885	10,305,652
Occidental Petroleum	158,955	13,438,056
Petroleo Brasileiro ADR (Brazil)	107,016	4,236,763
		31,911,059
Paper & Forest Products – 0.90%
Weyerhaeuser	78,585	3,557,543
		3,557,543
Pharmaceuticals – 2.68%
Abbott Laboratories	49,650	2,615,562
Bristol-Myers Squibb	153,040	4,086,168
Roche Holding (Switzerland)	23,869	3,871,199
		10,572,929
Road & Rail – 1.55%
Canadian National Railway (Canada)	100,910	6,114,137
		6,114,137
Semiconductors & Semiconductor Equipment – 4.26%
KLA-Tencor	121,597	3,759,779
†Marvell Technology Group (Bermuda)	365,670	7,452,355
Taiwan Semiconductor Manufacturing (Taiwan)	1,815,507	3,517,482
Texas Instruments	83,814	2,050,929
		16,780,545
Software – 4.33%
Microsoft	163,615	4,789,011
Oracle	476,970	12,253,359
		17,042,370
Specialty Retail – 2.34%
Home Depot	189,660	6,135,501
Limited Brands	125,615	3,092,641
		9,228,142
Tobacco – 0.88%
Altria Group	89,665	1,839,926
Philip Morris International	31,220	1,628,435
		3,468,361
Wireless Telecommunication Services – 3.77%
†Crown Castle International	388,790	14,863,442
		14,863,442
Total Common Stock (Cost $313,411,082)		385,467,498
	Principal
	Amount
	(U.S. $)
≠Discount Note – 1.91%
Federal Home Loan Bank 0.001% 4/1/10	$7,500,000	7,500,000
Total Discount Note (Cost $7,500,000)		7,500,000
	Number of
	Shares
Short-Term Investment – 0.01%
Money Market Mutual Fund – 0.01%
Dreyfus Treasury & Agency Cash Management Fund	40,515	40,515
Total Short-Term Investment (Cost $40,515)		40,515
Total Value of Securities – 99.78%
(Cost $320,951,597)		393,008,013
Receivables and Other Assets Net of Liabilities (See Notes) – 0.22%		874,491
Net Assets Applicable to 19,576,344 Shares Outstanding – 100.00%		$393,882,504

†Non income producing security.
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
VVPR Strip – Dividend Coupon
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts

			Unrealized
			Appreciation
Contracts to Deliver	In Exchange For	Settlement Date	(Depreciation)
AUD (480,000)	USD 423,360	4/8/10	$(16,681)
AUD (500,000)	USD 447,750	4/22/10	(9,931)
AUD (595,000)	USD 539,784	5/6/10	(3,987)
CHF (2,160,000)	USD 2,038,159	5/6/10	(11,121)
EUR (1,100,000)	USD 1,529,000	4/8/10	43,164
EUR (3,500,000)	USD 4,783,316	4/22/10	55,586
EUR (7,100,000)	USD 9,682,633	5/6/10	92,004
GBP (2,945,000)	USD 4,688,440	4/8/10	219,175
GBP (2,780,000)	USD 4,355,770	4/22/10	137,263
GBP (1,835,000)	USD 2,750,656	5/6/10	(33,625)
			$471,847
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Janus Capital Appreciation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$324,328,283
Aggregate unrealized appreciation	$ 75,776,194
Aggregate unrealized depreciation	(7,096,464)
Net unrealized appreciation	$ 68,679,730

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $241,018,195 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $123,927,079 expires in 2010, $29,942,002 expires in 2011, $13,513,584 expires in 2016 and $73,635,530 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Total
Common Stock	$385,467,498	$ -	$385,467,498
Short-Term	40,515	7,500,000	7,540,515
Total	$385,508,013	$7,500,000	$393,008,013

Foreign Currency Exchange Contracts	$-	$471,847	$471,847

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wells Fargo Intrinsic Value Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.01%
Aerospace & Defense – 5.32%
Boeing	144,000	$10,455,840
Northrop Grumman	163,000	10,687,910
		21,143,750
Auto Components – 1.83%
Gentex	375,000	7,282,500
		7,282,500
Beverages – 2.27%
Diageo ADR	134,000	9,038,300
		9,038,300
Capital Markets – 1.42%
Schwab (Charles)	301,900	5,642,511
		5,642,511
Chemicals – 4.69%
Air Products & Chemicals	119,500	8,837,025
Dow Chemical	331,000	9,787,670
		18,624,695
Commercial Banks – 7.78%
Banco Santander ADR	490,531	6,509,346
=@East West Bancorp Escrow Restricted	122,300	2,130,466
M&T Bank	105,000	8,334,900
Mitsubishi UFJ Financial Group ADR	1,500,000	7,845,000
Zions Bancorp	280,000	6,109,600
		30,929,312
Computers & Peripherals – 10.46%
†Apple	71,500	16,797,495
†EMC Massachusetts	655,400	11,823,416
International Business Machines	101,000	12,953,250
		41,574,161
Diversified Financial Services – 5.46%
Bank of America	580,000	10,353,000
JPMorgan Chase	254,000	11,366,500
		21,719,500
Electric Utilities – 2.28%
FPL Group	187,400	9,057,046
		9,057,046
Electronic Equipment, Instruments & Components – 0.69%
Molex Class A	154,550	2,727,808
		2,727,808
Energy Equipment & Services – 1.73%
†Weatherford International	434,300	6,887,998
		6,887,998
Food & Staples Retailing – 2.06%
Safeway	329,000	8,178,940
		8,178,940
Food Products – 9.57%
ConAgra Foods	422,000	10,579,540
Hershey	224,800	9,623,688
Kellogg	184,000	9,831,120
Unilever	265,000	7,992,400
		38,026,748
Gas Utilities – 1.93%
Questar	177,500	7,668,000
		7,668,000
Health Care Equipment & Supplies – 5.32%
Baxter International	200,900	11,692,380
†Hospira	167,000	9,460,550
		21,152,930
Machinery – 4.73%
Deere	150,000	8,919,000
SPX	149,000	9,881,680
		18,800,680
Media – 2.66%
Time Warner	338,000	10,569,260
		10,569,260
Multiline Retail – 1.66%
Penney (J.C.)	205,500	6,610,935
		6,610,935
Multi-Utilities – 2.52%
Dominion Resources	244,000	10,030,840
		10,030,840
Oil, Gas & Consumable Fuels – 2.25%
ConocoPhillips	175,000	8,954,750
		8,954,750
Personal Products – 2.25%
L'Oreal ADR	425,000	8,955,005
		8,955,005
Pharmaceuticals – 2.08%
Eli Lilly	228,500	8,276,270
		8,276,270
Semiconductors & Semiconductor Equipment – 2.05%
Texas Instruments	333,000	8,148,510
		8,148,510
Software – 6.51%
†Adobe Systems	152,000	5,376,240
†Intuit	255,000	8,756,700
Oracle	457,000	11,740,330
		25,873,270
Specialty Retail – 2.65%
Home Depot	325,000	10,513,750
		10,513,750
Textiles, Apparel & Luxury Goods – 2.59%
Polo Ralph Lauren	121,000	10,289,840
		10,289,840
Wireless Telecommunication Services – 2.25%
Vodafone Group ADR	384,100	8,945,689
		8,945,689
Total Common Stock (Cost $333,079,147)		385,622,998
Convertible Preferred Stock – 1.02%
†=@East West Bancorp	2,110	4,065,952
Total Convertible Preferred Stock (Cost $2,110,000)		4,065,952
Short-Term Investment – 1.90%
Money Market Mutual Fund – 1.90%
Dreyfus Treasury & Agency Cash Management Fund	7,564,412	7,564,412
Total Short-Term Investment (Cost $7,564,412)		7,564,412
Total Value of Securities – 99.93%
(Cost $342,753,559)		397,253,362
Receivables and Other Assets Net of Liabilities (See Notes) – 0.07%		284,130
Net Assets Applicable to 32,691,399 Shares Outstanding – 100.00%		$397,537,492

†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $6,196,418, which represented 1.56% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $6,196,418, which represented 1.56% of the Fund's net assets. See Note 3 in "Notes."

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wells Fargo Intrinsic Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$347,906,909
Aggregate unrealized appreciation	$ 53,844,225
Aggregate unrealized depreciation	(4,497,772)
Net unrealized appreciation	$ 49,346,453

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $149,742,410 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $69,036,133 expires in 2016 and $80,706,277 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$374,537,527	$8,955,005	$2,130,466	$385,622,998
Preferred Stock	-	-	4,065,952	4,065,952
Short-Term	7,564,412	-	-	7,564,412
Total	$382,101,939	$8,955,005	$6,196,418	$397,253,362

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common	Preferred
	Stock	Stock	Total
Balance as of 12/31/09	$1,932,340	$3,687,833	$5,620,173
Net change in unrealized
appreciation/depreciation	198,126	378,119	576,245
Balance as of 3/31/10	$2,130,466	$4,065,952	$6,196,418

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$ 198,126	$ 378,119	$576,245

3. Market Risk
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.  As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified in the schedule of investments.

4. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Aggressive Allocation Fund

March 31, 2010

		Number of	Value
		Shares	(U.S. $)
Common Stock – 72.31%
U.S. Markets – 39.02%
Aerospace & Defense – 1.19%
Ducommun		2,200	$46,222
†DynCorp International Class A		6,340	72,910
†Esterline Technologies		2,320	114,678
Goodrich		5,250	370,230
Honeywell International		8,240	373,025
Lockheed Martin		3,370	280,451
Northrop Grumman		20,010	1,312,055
Rockwell Collins		3,430	214,684
Triumph Group		1,870	131,068
United Technologies		7,040	518,214
			3,433,537
Air Freight & Logistics – 0.36%
Expeditors International of Washington		24,300	897,156
†Hub Group Class A		4,630	129,547
			1,026,703
Airlines – 0.11%
†Alaska Air Group		6,070	250,266
†Hawaiian Holdings		8,190	60,360
			310,626
Auto Components – 0.06%
Cooper Tire & Rubber		3,260	62,005
†Tenneco Automotive		4,260	100,749
			162,754
Beverages – 0.25%
Coca-Cola		2,130	117,150
PepsiCo		9,000	595,440
			712,590
Biotechnology – 1.02%
†Acorda Therapeutics		1,800	61,560
†Alkermes		10,240	132,813
†Amgen		6,770	404,575
†Celera		11,590	82,289
†Celgene		2,960	183,402
†Gilead Sciences		33,780	1,536,314
†Human Genome Sciences		2,040	61,608
†Martek Biosciences		3,370	75,859
†ONYX Pharmaceuticals		4,150	125,662
†Regeneron Pharmaceuticals		4,260	112,847
†Vertex Pharmaceuticals		4,180	170,837
			2,947,766
Building Products – 0.03%
AAON		3,650	82,563
			82,563
Capital Markets – 1.23%
Apollo Investment		10,720	136,466
Ares Capital		7,500	111,300
Bank of New York Mellon		76,980	2,377,142
Goldman Sachs Group		3,220	549,429
†optionsXpress Holdings		6,810	110,935
†TD Ameritrade Holding		13,540	258,072
			3,543,344
Chemicals – 0.85%
Dow Chemical		14,080	416,346
duPont (E.I.) deNemours		23,300	867,692
Koppers Holdings		3,540	100,253
Praxair		9,700	805,100
†Rockwood Holdings		4,490	119,524
Schulman (A.)		4,060	99,348
†Spartech		5,200	60,840
			2,469,103
Commercial Banks – 0.55%
City Holding		2,920	100,127
Independent Bank		3,030	74,720
Prosperity Bancshares		2,340	95,940
TCF Financial		13,530	215,668
†Texas Capital Bancshares		5,280	100,267
Trustmark		4,870	118,974
Univest Corporation of Pennsylvania		2,200	41,118
Webster Financial		4,980	87,100
Wells Fargo		24,590	765,241
			1,599,155
Commercial Services & Supplies – 0.53%
†GeoEye		350	10,325
McGrath RentCorp		2,200	53,306
†Metalico		17,600	105,424
†Mobile Mini		905	14,018
Republic Services		4,830	140,167
†Tetra Tech		3,370	77,645
†United Stationers		2,330	137,121
US Ecology		4,720	75,992
Waste Management		26,900	926,166
			1,540,164
Communications Equipment – 1.44%
†Arris Group		7,570	90,916
†Cisco Systems		27,220	708,537
†Motorola		113,000	793,260
†NETGEAR		4,790	125,019
Plantronics		2,260	70,693
QUALCOMM		50,430	2,117,555
†Tekelec		7,630	138,561
†ViaSat		3,700	128,057
			4,172,598
Computers & Peripherals – 2.23%
†Apple		11,860	2,786,269
†EMC		23,120	417,085
Hewlett-Packard		12,800	680,320
International Business Machines		9,030	1,158,098
†NetApp		9,230	300,529
†Synaptics		3,880	107,127
†Teradata		34,300	990,927
			6,440,355
Construction & Engineering – 0.20%
Fluor		4,610	214,411
Granite Construction		1,570	47,445
†MYR Group		3,180	51,866
†Tutor Perini		3,310	71,993
†URS		3,870	191,991
			577,706
Consumer Finance – 0.09%
Capital One Financial		6,140	254,257
			254,257
Containers & Packaging – 0.21%
†Owens-Illinois		10,870	386,320
Rock-Tenn Class A		2,830	128,963
Silgan Holdings		1,540	92,754
			608,037
Diversified Consumer Services – 0.04%
†Lincoln Educational Services		4,370	110,561
			110,561
Diversified Financial Services – 1.22%
Bank of America		26,150	466,778
CME Group		3,750	1,185,413
†IntercontinentalExchange		10,700	1,200,325
JPMorgan Chase		15,350	686,913
			3,539,429
Diversified Telecommunication Services – 0.81%
Alaska Communications Systems Group		9,520	77,302
AT&T		41,297	1,067,114
Atlantic Tele-Network		410	18,421
NTELOS Holdings		5,120	91,085
Qwest Communications International		36,700	191,574
Verizon Communications		29,143	904,016
			2,349,512
Electric Utilities – 0.71%
American Electric Power		5,080	173,634
Edison International		26,100	891,837
Progress Energy		23,000	905,280
Unitil		2,920	67,890
			2,038,641
Electrical Equipment – 0.10%
Acuity Brands		2,860	120,721
Roper Industries		3,080	178,147
			298,868
Electronic Equipment, Instruments & Components – 0.13%
†Anixter International		2,810	131,649
†FARO Technologies		4,960	127,720
†IPG Photonics		3,920	58,016
†Rofin-Sinar Technologies		2,660	60,169
			377,554
Energy Equipment & Services – 0.68%
†Bristow Group		2,850	107,531
†Key Energy Services		10,140	96,837
Lufkin Industries		1,950	154,343
National Oilwell Varco		24,600	998,267
†Pioneer Drilling		8,990	63,290
Schlumberger		7,510	476,585
†Willbros Group		6,670	80,107
			1,976,960
Food & Staples Retailing – 1.37%
Casey's General Stores		3,610	113,354
CVS Caremark		35,338	1,291,957
Safeway		37,200	924,792
†Susser Holdings		10,090	85,261
Walgreen		29,400	1,090,446
Wal-Mart Stores		8,380	465,928
			3,971,738
Food Products – 0.86%
Archer-Daniels-Midland		37,854	1,093,981
Bunge		3,842	236,782
Heinz (H.J.)		2,300	104,903
J&J Snack Foods		2,010	87,375
Kraft Foods Class A		29,400	889,056
Lance		3,730	86,275
			2,498,372
Gas Utilities – 0.04%
EQT		2,970	121,770
			121,770
Health Care Equipment & Supplies – 0.34%
†Align Technology		5,490	106,177
†Conmed		5,420	129,050
†CryoLife		9,960	64,441
†Gen-Probe		5,730	286,499
†Merit Medical Systems		6,150	93,788
†Quidel		5,510	80,115
†SonoSite		3,590	115,275
West Pharmaceutical Services		2,750	115,363
			990,708
Health Care Providers & Services – 2.42%
†Air Methods		1,810	61,540
†Alliance HealthCare Services		4,619	25,959
†AMN Healthcare Services		8,860	77,968
Cardinal Health		25,200	907,956
†Catalyst Health Solutions		2,900	120,002
†Express Scripts		4,410	448,762
†Medco Health Solutions		22,700	1,465,511
Merck		36,750	1,372,612
†Odyssey HealthCare		5,120	92,723
†PharMerica		4,550	82,901
Quest Diagnostics		15,100	880,179
†Res-Care		5,530	66,305
†Sun Healthcare Group		9,750	93,015
UnitedHealth Group		39,880	1,302,880
			6,998,313
Hotels, Restaurants & Leisure – 0.61%
†AFC Enterprises		9,230	99,038
†Bally Technologies		8,630	349,860
†Buffalo Wild Wings		2,140	102,955
†CEC Entertainment		2,110	80,391
CKE Restaurants		11,620	128,633
†Jack in the Box		5,850	137,768
McDonald's		6,770	451,694
†Shuffle Master		10,140	83,047
†WMS Industries		7,780	326,293
			1,759,679
Household Durables – 0.13%
Jarden		11,250	374,513
			374,513
Household Products – 1.03%
Colgate-Palmolive		4,070	347,008
Kimberly-Clark		14,700	924,336
Procter & Gamble		26,730	1,691,207
			2,962,551
Independent Power Producers & Energy Traders – 0.07%
†NRG Energy		9,170	191,653
			191,653
Industrial Conglomerates – 0.18%
General Electric		25,410	462,462
Otter Tail		2,870	63,025
			525,487
Insurance – 1.38%
AFLAC		6,550	355,600
Allstate		29,500	953,145
American Equity Investment Life Holding		8,110	86,372
AmTrust Financial Services		5,300	73,935
Delphi Financial Group Class A		3,340	84,034
First Mercury Financial		5,140	66,974
Harleysville Group		2,930	98,917
†Primerica		2,920	43,800
†ProAssurance		1,910	111,811
Protective Life		4,120	90,599
Prudential Financial		7,690	465,245
Torchmark		5,700	305,007
Travelers		23,390	1,261,657
			3,997,096
Internet & Catalog Retail – 0.46%
Expedia		3,730	93,101
†priceline.com		4,800	1,224,000
			1,317,101
Internet Software & Services – 1.43%
†Google Class A		3,900	2,211,339
†j2 Global Communications		4,510	105,534
†Liquidity Services		4,670	53,892
NIC		10,600	83,422
†QuinStreet		3,190	54,262
†SAVVIS		5,140	84,810
†ValueClick		9,480	96,127
†VeriSign		51,400	1,336,914
†Vocus		5,600	95,480
			4,121,780
IT Services – 1.17%
iGate		10,460	101,776
infoGROUP		9,580	74,724
MasterCard Class A		5,000	1,270,000
†RightNow Technologies		4,950	88,407
Sapient		13,080	119,551
†TeleTech Holdings		5,520	94,282
Visa Class A		18,000	1,638,540
			3,387,280
Life Sciences Tools & Services – 0.14%
†Affymetrix		9,160	67,234
†Thermo Fisher Scientific		6,420	330,245
			397,479
Machinery – 0.26%
Barnes Group		5,030	97,884
†Chart Industries		4,990	99,800
†Columbus McKinnon		5,760	91,411
Deere		2,790	165,893
ESCO Technologies		1,630	51,850
†Kadant		3,710	53,461
Lincoln Electric Holdings		3,350	182,006
			742,305
Media – 0.78%
†Carmike Cinemas		3,380	46,881
Comcast Class A		55,800	1,050,156
†DIRECTV		300	10,143
†Knology		5,490	73,786
Meredith		7,290	250,849
National CineMedia		4,960	85,610
Time Warner Cable		6,770	360,909
†Viacom Class B		10,920	375,430
			2,253,764
Metals & Mining – 0.31%
AK Steel Holding		7,220	165,049
Alcoa		17,810	253,614
Haynes International		2,730	96,997
United States Steel		6,210	394,459
			910,119
Multiline Retail – 0.05%
Nordstrom		3,250	132,763
			132,763
Multi-Utilities – 0.12%
NorthWestern		3,360	90,082
Sempra Energy		4,940	246,506
			336,588
Office Electronics – 0.33%
Xerox		98,700	962,325
			962,325
Oil, Gas & Consumable Fuels – 2.90%
Anadarko Petroleum		2,700	196,641
Berry Petroleum		3,980	112,077
†Carrizo Oil & Gas		4,250	97,538
Chevron		17,516	1,328,238
ConocoPhillips		24,130	1,234,732
Devon Energy		3,650	235,170
EOG Resources		15,440	1,434,993
Exxon Mobil		17,510	1,172,820
Marathon Oil		28,985	917,085
Occidental Petroleum		5,170	437,072
Penn Virginia		3,080	75,460
†Rosetta Resources		4,980	117,279
†Swift Energy		3,310	101,749
Williams		39,500	912,450
			8,373,304
Paper & Forest Products – 0.03%
†KapStone Paper & Packaging Class A		8,330	98,877
			98,877
Personal Products – 0.03%
†Prestige Brands Holdings		9,740	87,660
			87,660
Pharmaceuticals – 1.92%
Abbott Laboratories		6,140	323,455
Allergan		24,600	1,606,873
Bristol-Myers Squibb		36,000	961,200
†Inspire Pharmaceuticals		7,360	45,926
Johnson & Johnson		17,232	1,123,526
Pfizer		87,651	1,503,215
			5,564,195
Professional Services – 0.15%
Administaff		3,660	78,104
†CRA International		2,510	57,529
Diamond Management & Technology Consultants		5,150	40,428
†Kforce		5,890	89,587
Manpower		3,000	171,360
			437,008
Real Estate Investment Trusts – 0.33%
BioMed Realty Trust		2,500	41,350
DuPont Fabros Technology		2,290	49,441
EastGroup Properties		2,900	109,446
Entertainment Properties Trust		3,230	132,850
Home Properties		3,190	149,292
Host Hotels & Resorts		15,248	223,384
Sovran Self Storage		3,150	109,809
Tanger Factory Outlet Centers		3,090	133,364
			948,936
Road & Rail – 0.23%
Norfolk Southern		5,930	331,428
Union Pacific		4,440	325,452
			656,880
Semiconductors & Semiconductor Equipment – 0.89%
†Amkor Technology		13,910	98,344
†Applied Micro Circuits		9,340	80,604
†Atheros Communications		3,760	145,550
Intel		70,806	1,576,141
†IXYS		9,740	83,180
†MEMC Electronic Materials		25,700	393,981
†ON Semiconductor		15,160	121,280
†Semtech		4,960	86,453
			2,585,533
Software – 1.97%
†Adobe Systems		27,200	962,064
American Software Class A		7,380	42,878
†Informatica		5,350	143,701
†Intuit		39,800	1,366,732
†JDA Software Group		4,300	119,626
†Lawson Software		15,240	100,736
†McAfee		5,610	225,129
Microsoft		33,960	994,009
†Nuance Communications		9,440	157,082
†Progress Software		4,230	132,949
Quality Systems		2,070	127,181
†Radiant Systems		8,000	114,160
†Smith Micro Software		7,740	68,422
†SolarWinds		2,730	59,132
†SS&C Technologies Holdings		2,480	37,398
†Symantec		61,720	1,044,302
			5,695,501
Specialty Retail – 1.61%
Big 5 Sporting Goods		3,740	56,923
†Citi Trends		3,430	111,269
†DSW Class A		3,880	99,056
Guess		7,250	340,605
†Gymboree		2,590	133,722
†Jo-Ann Stores		2,960	124,261
†Jos.A. Bank Clothiers		1,320	72,138
Lowe's		77,200	1,871,328
Staples		49,400	1,155,466
Tractor Supply		2,360	136,998
†Ulta Salon Cosmetics & Fragrance		6,410	144,994
†Urban Outfitters		10,730	408,062
			4,654,822
Textiles, Apparel & Luxury Goods – 0.78%
†G-III Apparel Group		5,070	139,729
†Iconix Brand Group		6,790	104,294
Jones Apparel Group		5,650	107,463
NIKE Class B		15,900	1,168,651
†Perry Ellis International		4,640	105,096
Phillips-Van Heusen		10,890	624,650
			2,249,883
Thrifts & Mortgage Finance – 0.10%
Dime Community Bancshares		9,260	116,953
Flushing Financial		6,760	85,582
Provident Financial Services		7,550	89,845
			292,380
Trading Companies & Distributors – 0.06%
Applied Industrial Technologies		4,220	104,867
†Titan Machinery		4,490	61,468
			166,335
Wireless Telecommunication Services – 0.50%
†Crown Castle International		37,900	1,448,916
			1,448,916
Total U.S. Markets (Cost $92,019,055)			112,786,397

§Developed Markets – 22.04%
Aerospace & Defense – 0.42%
Finmeccanica		91,597	1,222,400
			1,222,400
Air Freight & Logistics – 0.42%
Deutsche Post		69,870	1,208,969
			1,208,969
Airlines – 0.46%
Singapore Airlines		121,342	1,318,464
			1,318,464
Auto Components – 0.52%
†Autoliv		29,300	1,509,829
			1,509,829
Automobiles – 0.90%
Bayerische Motoren Werke		27,829	1,286,518
Toyota Motor		32,500	1,301,878
			2,588,396
Beverages – 0.41%
Coca-Cola Amatil		114,863	1,185,666
			1,185,666
Building Products – 0.92%
Asahi Glass		142,000	1,599,380
Cie de Saint-Gobain		22,297	1,072,189
			2,671,569
Capital Markets – 0.46%
UniCredit		447,084	1,321,028
			1,321,028
Chemicals – 0.55%
Agrium		8,700	614,481
Syngenta ADR		17,700	982,528
			1,597,009
Commercial Banks – 1.75%
Banco Santander		94,400	1,254,706
BNP Paribas		678	52,042
Mitsubishi UFJ Financial Group		252,700	1,324,452
Nordea Bank		111,877	1,104,103
Standard Chartered		48,820	1,332,168
			5,067,471
Communications Equipment – 0.52%
Nokia		96,924	1,509,508
			1,509,508
Construction Materials – 0.43%
Lafarge		17,603	1,238,794
			1,238,794
Diversified Financial Services – 0.06%
First Pacific		248,852	161,216
			161,216
Diversified Telecommunication Services – 0.75%
Philippine Long Distance Telephone ADR		3,374	179,767
Telstra		200,898	551,159
TELUS		38,924	1,448,870
			2,179,796
Electronic Equipment, Instruments & Components – 0.45%
Koninklijke Philips Electronics		40,559	1,300,597
			1,300,597
Energy Equipment & Services – 0.50%
†Nabors Industries		8,190	160,770
†Transocean		14,800	1,278,423
			1,439,193
Food & Staples Retailing – 0.38%
Metro		18,715	1,110,266
			1,110,266
Food Products – 1.21%
Chaoda Modern Agriculture Holdings		1,138,000	1,212,127
Greggs		132,251	977,060
Parmalat		478,162	1,309,516
			3,498,703
Hotels, Restaurants & Leisure – 0.17%
Round One		75,800	498,631
			498,631
Household Durables – 0.36%
Techtronic Industries		1,285,500	1,043,069
			1,043,069
Industrial Conglomerates – 0.47%
Tomkins		378,472	1,354,408
			1,354,408
Insurance – 0.48%
Aspen Insurance Holdings		7,110	205,052
Assured Guaranty		5,310	116,661
AXA		43,480	967,293
Max Capital Group		4,470	102,765
			1,391,771
IT Services – 0.97%
Accenture Class A		3,900	163,605
†CGI Group		175,525	2,627,257
			2,790,862
Machinery – 0.50%
Vallourec		7,114	1,434,659
			1,434,659
Media – 1.66%
Publicis Groupe		25,670	1,098,464
Teleperformance		41,698	1,436,250
†Tom Group		1,401,996	139,039
Vivendi		52,680	1,409,986
WPP		70,256	728,242
			4,811,981
Metals & Mining – 0.43%
Alumina ADR		16,055	100,504
†Anglo American ADR		18,985	413,831
ArcelorMittal Class A		16,483	723,371
			1,237,706
Multiline Retail – 0.71%
Don Quijote		43,600	1,088,484
PPR		7,214	960,497
			2,048,981
Multi-Utilities – 0.41%
National Grid		120,872	1,176,776
			1,176,776
Oil, Gas & Consumable Fuels – 0.73%
CNOOC		834,000	1,372,768
Noble		4,310	180,244
Total		9,763	566,793
			2,119,805
Pharmaceuticals – 2.05%
Astellas Pharma		33,000	1,194,834
AstraZeneca		11,344	505,813
†Eurand		9,330	105,242
Novartis		16,774	906,036
Novo Nordisk ADR		16,400	1,264,768
Novo Nordisk Class B		9,381	728,005
Sanofi-Aventis		16,176	1,205,887
			5,910,585
Real Estate Management & Development – 0.07%
Franshion Properties China		566,000	192,451
			192,451
Specialty Retail – 0.32%
Esprit Holdings		119,025	938,955
			938,955
Textiles, Apparel & Luxury Goods – 0.38%
=Yue Yuen Industrial Holdings		314,500	1,093,666
			1,093,666
Trading Companies & Distributors – 0.44%
ITOCHU		146,160	1,280,405
			1,280,405
Wireless Telecommunication Services – 0.78%
China Mobile ADR		9,325	448,719
China Unicom Hong Kong ADR		55,200	615,480
Vodafone Group		514,311	1,186,817
			2,251,016
Total Developed Markets (Cost $54,112,410)			63,704,601

XEmerging Markets – 11.25%
Air Freight & Logistics – 0.04%
Sinotrans Class H		411,668	113,995
			113,995
Automobiles – 0.07%
Oriental Holdings		102,489	193,123
			193,123
Beverages – 0.10%
Fomento Economico Mexicano ADR		6,171	293,308
			293,308
Chemicals – 0.33%
Braskem ADR		18,401	266,262
Formosa Chemicals & Fibre		148,770	348,227
Israel Chemicals		19,325	261,449
†Sinopec Shanghai Petrochemical		215,242	85,384
			961,322
Commercial Banks – 1.04%
Banco Bradesco ADR		7,051	129,950
Banco Santander Brasil ADR		23,000	285,890
Bangkok Bank		49,833	211,941
Hong Leong Bank		104,005	275,776
Itau Unibanco Holding ADR		10,873	239,097
†OTP Bank		4,939	172,746
Sberbank		234,900	688,257
Standard Bank Group		30,061	472,564
Turkiye Is Bankasi		87,319	284,161
VTB Bank GDR		45,996	252,978
			3,013,360
Construction & Engineering – 0.17%
Alarko Holding		96,316	243,645
†Empresas		72,812	186,391
†Metallurgical Corporation of China Class H		101,000	55,285
			485,321
Construction Materials – 0.33%
Cemex ADR		23,765	242,641
Siam Cement NVDR		90,959	723,058
			965,699
Diversified Financial Services – 0.38%
KB Financial Group ADR		11,246	539,358
†Polaris Securities		117,000	60,818
Tongaat Hulett		16,180	228,606
Yazicilar Holding Class A		41,073	258,397
			1,087,179
Diversified Telecommunication Services – 0.79%
†Blue Label Telecoms		30,243	19,913
China Telecom		426,363	210,319
Chunghwa Telecom ADR		77,949	1,514,549
KT ADR		25,324	525,726
			2,270,507
Electric Utilities – 0.77%
Centrais Eletricas Brasileiras		77,207	1,141,557
Centrais Eletricas Brasileiras ADR		21,700	325,500
†Enea		6,549	42,943
Korea Electric Power ADR		37,049	601,676
Pampa Energia ADR		4,400	50,072
†Polska Grupa Energetyczna		8,293	67,066
			2,228,814
Electronic Equipment, Instruments & Components – 0.06%
LG Display ADR		10,591	187,249
			187,249
Food & Staples Retailing – 0.06%
†President Chain Store		67,976	169,605
			169,605
Food Products – 0.33%
Brazil Foods ADR		8,618	473,473
CJ		3,684	219,454
Lotte Confectionery		213	248,307
			941,234
Hotels, Restaurants & Leisure – 0.06%
†Sun International		14,267	180,148
			180,148
Household Durables – 0.08%
†Turk Sise ve Cam Fabrikalari		174,404	219,441
			219,441
Independent Power Producers & Energy Traders – 0.13%
AES Tiete		29,565	290,373
†Huadian Power International		316,000	79,364
			369,737
Industrial Conglomerates – 0.01%
Fosun International		36,885	29,501
			29,501
Internet Software & Services – 0.40%
†Sina		5,793	218,338
†SK Communications		8,657	95,641
†Sohu.com		15,300	835,380
			1,149,359
IT Services – 0.10%
†Shanda Games ADR		13,400	96,480
Travelsky Technology		238,739	199,558
			296,038
Machinery – 0.03%
Hyundai Elevator		2,079	97,202
			97,202
Media – 0.23%
†Focus Media Holding ADR		20,159	368,103
Grupo Televisa ADR		14,629	307,502
			675,605
Metals & Mining – 1.42%
ArcelorMittal South Africa		21,327	270,786
Cia de Minas Buenaventura ADR		10,560	327,043
Gold Fields ADR		21,197	267,506
Impala Platinum Holdings		9,654	283,396
MMC Norilsk Nickel ADR		8,778	162,920
POSCO ADR		1,980	231,680
Vale ADR		79,253	2,551,154
			4,094,485
Oil, Gas & Consumable Fuels – 2.37%
China Petroleum & Chemical ADR		2,212	181,915
Gazprom ADR		35,980	843,731
LUKOIL ADR		9,431	534,762
†PetroChina ADR		4,544	532,648
Petroleo Brasileiro SA ADR		27,769	1,235,443
†Petroleo Brasiliero SP ADR		31,500	1,247,085
Polski Koncern Naftowy Orlen		20,304	275,800
@PTT Exploration & Production		55,677	255,739
#Reliance Industries GDR 144A		9,798	470,536
Sasol ADR		11,373	469,364
SK Energy		2,947	316,462
SK Holdings		878	77,988
†Surgutneftegaz ADR		19,683	195,059
Tambang Batubara Bukit Asam		118,178	226,215
			6,862,747
Paper & Forest Products – 0.12%
†Fibria Celulose ADR		15,314	335,070
			335,070
Real Estate Management & Development – 0.20%
Cyrela Brazil Realty		6,633	77,676
@IRSA Inversiones y Representaciones ADR		17,688	191,030
KLCC Property Holdings		159,663	164,149
†UEM Land Holdings		294,639	152,815
			585,670
Semiconductors & Semiconductor Equipment – 0.71%
Samsung Electronics		1,911	1,381,588
Taiwan Semiconductor Manufacturing		154,944	300,199
†United Microelectronics		673,000	357,251
			2,039,038
Specialty Retail – 0.07%
JD Group		35,731	216,886
			216,886
Wireless Telecommunication Services – 0.85%
America Movil ADR		8,379	421,799
Mobile Telesystems ADR		4,899	271,895
SK Telecom ADR		34,235	590,896
Tim Participacoes ADR		7,572	210,199
Turkcell Iletisim Hizmet ADR		22,710	342,013
†Vodacom Group		83,146	634,145
			2,470,947
Total Emerging Markets (Cost $25,649,026)			32,532,590
Total Common Stock (Cost $171,780,491)			209,023,588

Convertible Preferred Stock – 0.01%
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10		190	22,040
Merck & Company 6.00% exercise price $57.43, expiration date 8/13/10		16	4,024
Total Convertible Preferred Stock (Cost $23,440)			26,064
Exchange-Traded Funds – 8.77%
iShares MSCI EAFE Growth Index Fund		218,870	12,396,797
iShares MSCI EAFE Index Fund		231,100	12,941,600
Total Exchanged-Traded Funds (Cost $20,933,471)			25,338,397

Preferred Stock – 0.12%
@AK Transneft 0.68%		239	277,240
•Bank of America 8.125%		70,000	71,511
US Airways Series A 8.00%		8	0
Total Preferred Stock (Cost $211,348)			348,751
		Principal
		Amount¡
Agency Collateralized Mortgage Obligations – 0.06%
Fannie Mae Grantor Trust 2001-T7 A1 7.50% 2/25/41 90			100
Fannie Mae REMICS Series 2003-122 AJ 4.50% 2/25/28		24,435	25,301
Freddie Mac REMICS
Series 2326 ZQ 6.50% 6/15/31		23,966	26,143
Series 2662 MA 4.50% 10/15/31		21,436	22,301
Series 2694 QG 4.50% 1/15/29		30,000	31,367
Series 2890 PC 5.00% 7/15/30		30,000	31,924
Series 3128 BC 5.00% 10/15/27		30,000	31,615
Total Agency Collateralized Mortgage Obligations (Cost $166,207)			168,751
Agency Mortgage-Backed Securities – 1.77%
•Fannie Mae ARM 4.995% 8/1/35		25,288	26,670
Fannie Mae S.F. 15 yr
4.00% 7/1/24		246,281	250,252
5.00% 4/1/23		582,079	614,682
5.50% 3/1/20		366,850	395,557
Fannie Mae S.F. 15 yr TBA 4.50% 4/1/25		100,000	103,719
Fannie Mae S.F. 30 yr
4.50% 3/1/39		43,618	43,771
5.00% 9/1/35		32,791	33,921
5.00% 2/1/38		35,498	36,669
5.50% 4/1/37		142,074	149,905
Fannie Mae S.F. 30 yr TBA 5.00% 4/1/40		1,190,000	1,227,558
•Freddie Mac ARM
2.643% 12/1/33		24,331	25,178
5.909% 6/1/37		18,070	19,166
Freddie Mac S.F. 15 yr
4.50% 5/1/20		29,342	30,842
5.50% 5/1/20		441,338	475,254
Freddie Mac S.F. 30 yr 4.50% 10/1/35		37,118	37,406
Freddie Mac S.F. 30 yr TBA
5.50% 4/1/40		605,000	638,842
6.00% 4/1/40		630,000	675,970
6.50% 4/1/40		295,000	320,674
Total Agency Mortgage-Backed Securities (Cost $5,025,332)			5,106,036

Commercial Mortgage-Backed Securities – 0.74%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		100,000	105,750
Bank of America Commercial Mortgage
•Series 2005-1 A5 5.299% 11/10/42		60,000	62,686
•Series 2005-6 A4 5.35% 9/10/47		100,000	104,087
Series 2006-4 A4 5.634% 7/10/46		150,000	152,080
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		105,000	107,511
•Series 2006-PW12 A4 5.906% 9/11/38		150,000	156,684
Series 2006-PW14 A4 5.201% 12/11/38		90,000	89,965
•♦Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44		150,000	155,080
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		100,000	104,298
Series 2005-GG4 A4A 4.751% 7/10/39		50,000	50,482
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36		90,000	94,629
Series 2005-GG5 A5 5.224% 4/10/37		150,000	150,675
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		100,000	105,370
•Series 2005-LDP3 A4A 4.936% 8/15/42		50,000	50,633
•Series 2005-LDP4 A4 4.918% 10/15/42		70,000	70,731
•Series 2005-LDP5 A4 5.344% 12/15/44		105,000	108,696
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		125,000	126,879
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.838% 5/12/39		100,000	105,783
•Morgan Stanley Capital I Series 2007-T27 A4 5.802% 6/11/42		225,000	232,670
Total Commercial Mortgage-Backed Securities (Cost $1,851,334)			2,134,689

Convertible Bonds – 0.60%
Aerospace & Defense – 0.03%
L-3 Communications Holdings 3.00% exercise price $100.14, expiration date 8/1/35		77,000	81,428
			81,428
Biotechnology – 0.04%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		110,000	112,063
			112,063
Capital Markets – 0.02%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29		63,000	62,921
			62,921
Computers & Peripherals – 0.03%
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13		112,000	97,300
			97,300
Diversified Telecommunication Services – 0.04%
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		26,000	25,448
Qwest Communications International 3.50% exercise price $4.92, expiration date 11/15/25		88,000	99,440
			124,888
Energy Equipment & Services – 0.01%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		46,000	41,170
			41,170
Health Care Equipment & Supplies – 0.08%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		105,000	94,500
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13		121,000	128,562
			223,062
Household Durables – 0.02%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24		52,000	50,700
			50,700
Internet Software & Services – 0.02%
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		72,000	65,430
			65,430
IT Services – 0.00%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		10,000	9,450
			9,450
Metals & Mining – 0.00%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24		10,000	9,100
			9,100
Oil, Gas & Consumable Fuels – 0.03%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		115,000	84,238

84,238
Paper & Forest Products – 0.06%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		78,000	85,508
#Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		71,000	86,087
			171,595
Real Estate Investment Trusts – 0.12%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26		56,000	55,650
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29		65,000	89,294
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27		31,000	34,836
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		50,000	53,163
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		90,000	98,549
			331,492
Semiconductors & Semiconductor Equipment – 0.04%
Intel 2.95% exercise price $31.14, expiration date 12/15/35		35,000	34,519
Linear Technology 3.00% exercise price $46.13, expiration date 5/1/27		79,000	77,222
			111,741
Wireless Telecommunication Services – 0.06%
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		95,000	83,125
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		45,000	42,694
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14		26,000	35,425
			161,244
Total Convertible Bonds (Cost $1,538,224)			1,737,822

Corporate Bonds – 9.34%
Aerospace & Defense – 0.02%
#BAE Systems Holdings 144A 4.95% 6/1/14		10,000	10,502
L-3 Communications
5.875% 1/15/15		41,000	41,923
6.125% 7/15/13		4,000	4,080
			56,505
Airlines – 0.01%
#United Air Lines 144A 12.00% 11/1/13		28,000	29,120
			29,120
Auto Components – 0.19%
#Allison Transmission 144A 11.00% 11/1/15		123,000	131,609
America Axle & Manufacturing
5.25% 2/11/14		55,000	50,463
7.875% 3/1/17		27,000	25,313
ArvinMeritor 8.125% 9/15/15		77,000	74,690
Goodyear Tire & Rubber 10.50% 5/15/16		94,000	101,990
Tenneco 8.625% 11/15/14		82,000	83,640
#TRW Automotive 144A 8.875% 12/1/17		68,000	70,805
			538,510
Automobiles – 0.10%
Ford Motor 7.45% 7/16/31		141,000	133,950
#Volvo Treasury 144A 5.95% 4/1/15		145,000	147,905
			281,855
Building Products – 0.04%
Ply Gem Industries
11.75% 6/15/13		42,000	44,520
#144A 13.125% 7/15/14		71,000	74,018
			118,538
Capital Markets – 0.43%
Credit Suisse 5.40% 1/14/20		30,000	30,292
Credit Suisse New York 6.00% 2/15/18		110,000	116,649
E Trade Financial PIK 12.50% 11/30/17		67,000	80,400
Goldman Sachs Group
5.375% 3/15/20		110,000	109,190
5.95% 1/18/18		35,000	36,777
6.15% 4/1/18		90,000	95,378
6.25% 9/1/17		75,000	80,776
Jefferies Group
6.25% 1/15/36		90,000	76,830
6.45% 6/8/27		50,000	44,771
Lazard Group
6.85% 6/15/17		35,000	35,666
7.125% 5/15/15		88,000	92,498
Morgan Stanley
5.375% 10/15/15		185,000	192,378
6.00% 4/28/15		155,000	166,220
Nuveen Investments 10.50% 11/15/15		79,000	77,025
			1,234,850
Chemicals – 0.24%
Cytec Industries 8.95% 7/1/17		115,000	138,988
Dow Chemical 8.55% 5/15/19		200,000	242,347
#Hexion Finance Escrow 144A 8.875% 2/1/18		50,000	49,500
Hexion U.S. Finance 9.75% 11/15/14		59,000	60,475
Huntsman International
7.375% 1/1/15		56,000	55,860
7.875% 11/15/14		39,000	39,585
#MacDermid 144A 9.50% 4/15/17		54,000	55,755
#Momentive Performance Material 144A 12.50% 6/15/14		41,000	46,535
			689,045
Commercial Banks – 0.95%
•BAC Capital Trust XIV 5.63% 12/31/49		139,000	105,640
#Barclays Bank 144A 6.05% 12/4/17		310,000	320,180
BB&T 5.25% 11/1/19		160,000	161,166
•BB&T Capt Trust IV 6.82% 6/12/57		75,000	71,063
KeyBank North America 5.80% 7/1/14		250,000	255,924
#Lloyds TSB Bank 144A 5.80% 1/13/20		195,000	190,609
PNC Funding
5.125% 2/8/20		115,000	116,067
5.25% 11/15/15		3,000	3,157
5.625% 2/1/17		335,000	346,150
•#Rabobank Nederland 144A 11.00% 12/29/49		160,000	206,501
Regions Financial 7.75% 11/10/14		120,000	126,378
•USB Capital IX 6.189% 4/15/49		285,000	246,525
Wachovia
5.25% 8/1/14		160,000	168,224
5.625% 10/15/16		130,000	137,187
•Wells Fargo Capital XIII 7.70% 12/29/49		120,000	124,500
Zions Bancorporation
5.50% 11/16/15		5,000	4,655
5.65% 5/15/14		94,000	86,087
6.00% 9/15/15		3,000	2,763
7.75% 9/23/14		65,000	65,622
			2,738,398
Commercial Services & Supplies – 0.30%
Allied Waste North America
6.875% 6/1/17		80,000	87,324
7.125% 5/15/16		115,000	125,073
ARAMARK 8.50% 2/1/15		79,000	81,173
#Brambles USA 144A
3.95% 4/1/15		50,000	50,302
5.35% 4/1/20		50,000	50,365
Casella Waste Systems
9.75% 2/1/13		15,000	15,075
#144A 11.00% 7/15/14		55,000	59,263
Cornell 10.75% 7/1/12		2,000	2,033
Corrections Corporation of America 7.75% 6/1/17		39,000	40,950
FTI Consulting
7.625% 6/15/13		76,000	77,330
7.75% 10/1/16		2,000	2,050
Global Cash Access/Finance 8.75% 3/15/12		28,000	28,175
Interface
9.50% 2/1/14		15,000	15,525
#144A 11.375% 11/1/13		18,000	20,385
International Lease Finance 6.625% 11/15/13		120,000	116,884
Iron Mountain
6.625% 1/1/16		2,000	1,995
8.00% 6/15/20		74,000	76,220
Mobile Mini 6.875% 5/1/15		12,000	11,250
			861,372
Consumer Finance – 0.20%
Capital One Bank 8.80% 7/15/19		350,000	423,590
Ford Motor Credit 12.00% 5/15/15		100,000	119,587
#National Money Mart 144A 10.375% 12/15/16		25,000	26,656
			569,833
Containers & Packaging – 0.18%
BWAY 10.00% 4/15/14		41,000	44,280
Crown Americas 7.625% 11/15/13		15,000	15,525
Graham Packaging 9.875% 10/15/14		99,000	103,207
Graphic Packaging International 9.50% 8/15/13		55,000	56,650
#Greif 144A 7.75% 8/1/19		27,000	28,215
Intertape Polymer 8.50% 8/1/14		29,000	24,940
Owens-Brockway Glass Container 7.375% 5/15/16		2,000	2,110
#Plastipak Holdings 144A
8.50% 12/15/15		5,000	5,113
10.625% 8/15/19		64,000	71,520
Pregis 12.375% 10/15/13		90,000	91,800
Smurfit Kappa Funding 7.75% 4/1/15		36,000	35,460
Solo Cup 8.50% 2/15/14		46,000	45,195
			524,015
Diversified Consumer Services – 0.04%
Yale University 2.90% 10/15/14		125,000	126,191
			126,191
Diversified Financial Services – 0.76%
#Achmea Hypotheekbank 144A 3.20% 11/3/14		100,000	101,383
AMH Holdings 11.25% 3/1/14		29,000	29,979
Bank of America 6.10% 6/15/17		250,000	257,699
•Bear Stearns 4.63% 12/7/12	AUD	230,000	206,640
Capital One Capital V 10.25% 8/15/39 75,000			89,084
Capital One Capital VI 8.875% 5/15/40		45,000	49,378
Citigroup
6.01% 1/15/15		130,000	136,715
6.375% 8/12/14		160,000	171,091
6.50% 8/19/13		28,000	30,207
•Citigroup Capital XXI8.30% 12/21/57		35,000	35,613
Export-Import Bank of Korea 5.875% 1/14/15		90,000	97,218
General Electric Capital
6.00% 8/7/19		343,000	363,088
6.75% 3/15/32		3,000	3,183
JPMorgan Chase 5.75% 1/2/13		60,000	65,158
JP Morgan Chase Bank 5.875% 6/13/16		250,000	269,304
JPMorgan Chase Capital XVIII 6.95% 8/17/36		10,000	9,830
JPMorgan Chase Capital XXII 6.45% 2/2/37		55,000	51,218
JPMorgan Chase Capital XXV 6.80% 10/1/37		40,000	39,940
Korea Development Bank 4.375% 8/10/15		100,000	101,615
Nederlandse Waterschapsbank 3.00% 3/17/15		25,000	24,831
Rentenbank 6.00% 7/15/14	AUD	84,000	76,688
			2,209,862
Diversified Telecommunication Services – 0.56%
AT&T
6.50% 9/1/37 165,000			171,650
6.70% 11/15/13		75,000	85,651
Cincinnati Bell
7.00% 2/15/15		53,000	51,808
8.25% 10/15/17		59,000	60,033
#Clearwire Communications/Finance 144A12.00% 12/1/15		116,000	118,843
#GCI 144A 8.625% 11/15/19		23,000	23,546
#Global Crossing 144A 12.00% 9/15/15		62,000	69,130
Hughes Network Systems/Finance 9.50% 4/15/14		78,000	80,535
Level 3 Financing
9.25% 11/1/14		5,000	4,900
#144A 10.00% 2/1/18		50,000	48,000
#Nordic Telephone Holdings 144A 8.875% 5/1/16		75,000	80,813
PAETEC Holding
8.875% 6/30/17		14,000	14,455
9.50% 7/15/15		45,000	45,788
#Qwest 144A 8.375% 5/1/16		95,000	107,350
Telecom Italia Capital 5.25% 10/1/15		355,000	363,911
Telesat Canada
11.00% 11/1/15		82,000	91,635
12.50% 11/1/17		16,000	18,480
Verizon Communictions 6.40% 2/15/38		60,000	62,458
#Wind Acquisition Finance 144A 11.75% 7/15/17		100,000	111,000
Windstream 8.125% 8/1/13		10,000	10,525
			1,620,511
Electric Utilities – 0.38%
#American Transmission Systems 144A 5.25% 1/15/22		95,000	95,423
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		125,000	136,875
Edison Mission Energy
7.20% 5/15/19		5,000	3,475
7.50% 6/15/13		59,000	51,478
#Electricite de France 144A 4.60% 1/27/20		70,000	69,137
Illinois Power 9.75% 11/15/18		258,000	331,175
Mirant North America 7.375% 12/31/13		1,000	1,003
Pennsylvania Electric 5.20% 4/1/20		130,000	130,421
PPL Electric Utilities 7.125% 11/30/13		15,000	17,374
Public Service Company of Oklahoma 5.15% 12/1/19		170,000	171,818
•Puget Sound Energy 6.974% 6/1/67		60,000	53,617
Texas Competitive Electric Holdings 10.25% 11/1/15		37,000	25,900
			1,087,696
Electronic Equipment, Instruments & Components – 0.04%
Jabil Circuit 7.75% 7/15/16		21,000	22,208
Sanmina-SCI 8.125% 3/1/16		82,000	82,922
			105,130
Energy Equipment & Services – 0.21%
Complete Production Services 8.00% 12/15/16		53,000	52,735
Geophysique-Veritas 7.75% 5/15/17		56,000	56,280
#Gibson/GEP Midstream Finance Energy 144A 10.00% 1/15/18		18,000	17,775
#Helix Energy Solutions Group 144A 9.50% 1/15/16		74,000	76,590
#Hercules Offshore 144A 10.50% 10/15/17		55,000	55,138
Key Energy Services 8.375% 12/1/14		75,000	76,219
Pride International 8.50% 6/15/19		105,000	119,175
Weatherford International 9.625% 3/1/19		115,000	145,747
			599,659
Food & Staples Retailing – 0.15%
♦#CVS Pass Through Trust 144A 8.353% 7/10/31		197,801	230,330
Ingles Markets 8.875% 5/15/17		32,000	33,600
New Albertsons 7.25% 5/1/13		2,000	2,110
Rite Aid 9.375% 12/15/15		45,000	38,925
Supervalu
7.50% 11/15/14		36,000	36,720
8.00% 5/1/16		65,000	66,138
#Tops Markets 144A 10.125% 10/15/15		23,000	24,035
			431,858
Food Products – 0.12%
#Dole Food 144A 8.00% 10/1/16		68,000	70,040
#JBS USA Finance 144A 11.625% 5/1/14		7,000	8,015
Kraft Foods 5.375% 2/10/20		125,000	127,285
Smithfield Foods
7.75% 5/15/13		31,000	31,465
7.75% 7/1/17		25,000	24,688
#144A 10.00% 7/15/14		23,000	25,760
#Tyson Foods 144A 10.50% 3/1/14		6,000	7,155
#Viskase 144A 9.875% 1/15/18		41,000	41,718
			336,126
Gas Utilities – 0.00%
AmeriGas Partners 7.125% 5/20/16		4,000	4,060
Inergy Finance
8.25% 3/1/16		3,000	3,105
#144A 8.75% 3/1/15		2,000	2,103
			9,268
Health Care Equipment & Supplies – 0.30%
Accellent 10.50% 12/1/13		64,000	65,280
Bausch & Lomb 9.875% 11/1/15		40,000	42,500
Beckman Coulter
6.00% 6/1/15		115,000	125,332
7.00% 6/1/19		5,000	5,627
Biomet
11.625% 10/15/17		13,000	14,625
PIK 10.375% 10/15/17		26,000	28,730
#CareFusion 144A 6.375% 8/1/19		175,000	191,711
DJO Finance 10.875% 11/15/14		41,000	44,741
Hospira 6.40% 5/15/15		170,000	188,744
Inverness Medical Innovations 9.00% 5/15/16		52,000	53,170
#Novasep Holding 144A 9.75% 12/15/16		100,000	97,563
Universal Hospital Services PIK 8.50% 6/1/15		4,000	4,000
			862,023
Health Care Providers & Services – 0.12%
Medco Health Solutions 7.125% 3/15/18		135,000	154,153
Select Medical 7.625% 2/1/15		56,000	53,620
Tenet Healthcare 7.375% 2/1/13		38,000	38,570
UnitedHealth Group 5.80% 3/15/36		5,000	4,697
•US Oncology Holdings PIK 6.643% 3/15/12		96,997	92,390
			343,430
Hotels, Restaurants & Leisure – 0.27%
#Equinox Holdings 144A 9.50% 2/1/16		10,000	10,125
#Harrahs Operating 144A 10.00% 12/15/18		84,000	69,930
#Harrahs Operating Escrow 144A 11.25% 6/1/17		34,000	36,805
International Game Technology 7.50% 6/15/19		75,000	85,091
#Landry's Restaurants 144A 11.625% 12/1/15		18,000	19,440
MGM MIRAGE
7.50% 6/1/16		61,000	51,088
7.625% 1/15/17		101,000	84,588
13.00% 11/15/13		27,000	31,590
#144A 11.375% 3/1/18		99,000	96,029
Mohegan Tribal Gaming Authority 6.875% 2/15/15		32,000	24,400
#NCL 144A 11.75% 11/15/16		12,000	13,110
OSI Restaurant Partners 10.00% 6/15/15		37,000	36,538
Pinnacle Entertainment
7.50% 6/15/15		60,000	52,200
#144A 8.625% 8/1/17		32,000	31,440
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		34,000	35,870
Royal Caribbean Cruises
6.875% 12/1/13		31,000	31,465
7.00% 6/15/13		5,000	5,088
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		83,000	69,305
Speedway Motorsports 8.75% 6/1/16		5,000	5,350
			789,452
Household Durables – 0.15%
Beazer Homes USA 8.375% 4/15/12		55,000	55,138
Jarden
7.50% 1/15/20		5,000	5,075
8.00% 5/1/16		58,000	61,045
K Hovnanian Enterprises
6.25% 1/15/15		23,000	18,285
7.50% 5/15/16		36,000	28,440
#144A 10.625% 10/15/16		41,000	43,870
M/I Homes 6.875% 4/1/12		2,000	1,950
Mohawk Industries 6.875% 1/15/16		4,000	4,150
Norcraft Holdings 9.75% 9/1/12		40,000	38,200
Ryland Group 8.40% 5/15/17		34,000	37,145
#Sealy Mattress 144A 10.875% 4/15/16		2,000	2,250
Standard Pacific 10.75% 9/15/16		45,000	48,094
Yankee Acquisition 9.75% 2/15/17		77,000	79,887
			423,529
Independent Power Producers & Energy Traders – 0.09%
AES
7.75% 3/1/14		1,000	1,028
8.00% 10/15/17		4,000	4,080
8.00% 6/1/20		100,000	100,124
#144A 8.75% 5/15/13		1,000	1,020
Dynergy Holdings
7.75% 6/1/19		14,000	10,640
8.375% 5/1/16		55,000	45,925
NRG Energy
7.375% 2/1/16		43,000	42,785
7.375% 1/15/17		19,000	18,858
RRI Energy 7.625% 6/15/14		3,000	2,820
TXU 5.55% 11/15/14		64,000	47,040
274,320
Industrial Conglomerates – 0.02%
Orion Power Holdings 12.00% 5/1/10		64,000	64,560
			64,560
Insurance – 0.12%
MetLife 6.817% 8/15/18		225,000	249,995
Prudential Financial 3.875% 1/14/15		85,000	84,932
			334,927
Internet Software & Services – 0.04%
#GXS Worldwide 144A 9.75% 6/15/15		86,000	83,205
#Terremark Worldwide 144A 12.25% 6/15/17		32,000	36,960
			120,165
IT Services – 0.04%
Sungard Data Systems 10.25% 8/15/15		74,000	78,163
#Unisys 144A 12.75% 10/15/14		36,000	42,165
			120,328
Life Sciences Tools & Services – 0.06%
#Bio-Rad Laboratories 144A 8.00% 9/15/16		4,000	4,270
Life Technologies
4.40% 3/1/15		10,000	10,081
6.00% 3/1/20		165,000	169,253
			183,604
Machinery – 0.06%
#Case New Holland 144A 7.75% 9/1/13		45,000	46,912
RBS Global/Rexnord 11.75% 8/1/16		40,000	43,100
Terex 8.00% 11/15/17		45,000	43,988
Thermadyne Holdings 11.50% 2/1/14		5,000	5,038
#TriMas 144A 9.75% 12/15/17		32,000	33,280
			172,318
Media – 0.92%
Affinion Group 11.50% 10/15/15		36,000	37,080
#Cablevision Systems 144A 8.625% 9/15/17		27,000	28,688
CBS 5.75% 4/15/20		35,000	35,217
CCH II Capital 13.50% 11/30/16		73,000	88,148
#Cengage Learning Acquisitions 144A 10.50% 1/15/15		20,000	19,300
#Cequel Communications Holdings 144A 8.625% 11/15/17		23,000	23,748
Clear Channel Communications 10.75% 8/1/16		53,000	41,738
#Columbus International 144A 11.50% 11/20/14		100,000	110,000
Comcast
4.95% 6/15/16		65,000	67,853
5.15% 3/1/20		35,000	35,383
5.85% 11/15/15		35,000	38,397
6.50% 1/15/15		30,000	33,805
6.95% 8/15/37		40,000	43,411
#Cox Communications 144A
5.875% 12/1/16		30,000	32,281
6.45% 12/1/36		5,000	5,054
6.95% 6/1/38		50,000	54,288
CSC Holdings 6.75% 4/15/12		11,000	11,564
DIRECTV Holdings 7.625% 5/15/16		310,000	347,628
DISH DBS 7.875% 9/1/19		50,000	52,250
#Interpublic Group 144A 10.00% 7/15/17		55,000	62,494
Lamar Media 6.625% 8/15/15		31,000	30,014
LIN Television 6.50% 5/15/13		9,000	8,820
Nielsen Finance
10.00% 8/1/14		58,000	61,045
11.625% 2/1/14		14,000	15,890
Ω12.50% 8/1/16		36,000	34,380
#Rainbow National Services 144A 10.375% 9/1/14		3,000	3,176
Shaw Communication 6.75% 11/9/39	CAD	492,000	499,601
#Sinclair Television Group 144A 9.25% 11/1/17 32,000			33,840
Sirius XM Radio
9.625% 8/1/13		23,000	24,121
#144A 9.75% 9/1/15		10,000	10,850
#Telcordia Technologies 144A 10.00% 3/15/13		100,000	98,250
Time Warner Cable 8.25% 4/1/19		143,000	173,327
#Univision Communications 144A 12.00% 7/1/14		36,000	39,600
#Videotron Ltee 144A 7.125% 1/15/20	CAD	107,000	108,001
#Vivendi 144A
5.75% 4/4/13 155,000			166,871
6.625% 4/4/18		100,000	108,489
#XM Satellite Radio144A 13.00% 8/1/13		15,000	16,969
XM Satellite Radio Holdings PIK 10.00% 6/1/11		45,000	45,450
			2,647,021
Metals & Mining – 0.32%
#Algoma Acquisition 144A 9.875% 6/15/15		55,000	50,875
ArcelorMittal 9.85% 6/1/19		165,000	210,051
Century Aluminum 8.00% 5/15/14		57,500	57,356
#Compass Minerals International 144A 8.00% 6/1/19		6,000	6,270
#FMG Finance 144A 10.625% 9/1/16		142,000	164,365
•Noranda Aluminum Acquisition PIK 5.274% 5/15/15		45,510	36,408
Novelis
7.25% 2/15/15		41,000	39,770
11.50% 2/15/15		45,000	48,656
Reliance Steel & Aluminum 6.85% 11/15/36		60,000	52,764
Ryerson
•7.624% 11/1/14		3,000	2,805
12.00% 11/1/15		56,000	59,080
Steel Dynamics 7.75% 4/15/16		32,000	33,600
Teck Resources
10.25% 5/15/16		3,000	3,585
10.75% 5/15/19		91,000	111,930
Vale Overseas 6.875% 11/10/39		60,000	62,469
			939,984
Multiline Retail – 0.09%
Burlington Coat Factory Warehouse 14.50% 10/15/14		136,000	144,840
Macy's Retail Holdings
6.65% 7/15/24		19,000	18,050
8.875% 7/15/15		87,000	98,745
			261,635
Multiline Utilities – 0.04%
Ameren 8.875% 5/15/14		30,000	34,646
CMS Energy 6.55% 7/17/17		70,000	72,573
			107,219
Oil, Gas & Consumable Fuels – 0.91%
#Antero Resources Finance 144A 9.375% 12/1/17		23,000	23,805
Chesapeake Energy
6.50% 8/15/17		114,000	110,865
6.625% 1/15/16		6,000	5,910
Copano Energy 7.75% 6/1/18		5,000	5,013
Denbury Resources 9.75% 3/1/16		13,000	14,365
El Paso
7.00% 6/15/17		6,000	6,154
7.25% 6/1/18		1,000	1,037
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		88,000	91,544
Enbridge Energy
•8.05% 10/1/37		75,000	74,345
9.875% 3/1/19		35,000	45,552
Energy Transfer Partners 9.70% 3/15/19		125,000	158,469
Enterprise Products Operating
•8.375% 8/1/66		140,000	142,272
9.75% 1/31/14		65,000	78,994
Forest Oil 7.25% 6/15/19		42,000	42,420
#Hilcorp Energy I 144A
7.75% 11/1/15		51,000	50,618
9.00% 6/1/16		5,000	5,225
#Holly 144A 9.875% 6/15/17		40,000	41,400
Kinder Morgan Energy Partners
6.85% 2/15/20		5,000	5,619
9.00% 2/1/19		140,000	174,957
#Linn Energy/Finance 144A 8.625% 4/15/20		25,000	25,094
Mariner Energy 8.00% 5/15/17		42,000	41,475
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		95,000	98,459
6.70% 9/15/19		50,000	52,769
#Murray Energy 144A 10.25% 10/15/15		36,000	37,080
Nexen 7.50% 7/30/39		90,000	102,990
#NFR Energy/Finance 144A 9.75% 2/15/17		5,000	5,013
Noble Energy 8.25% 3/1/19		90,000	109,178
OPTI Canada
7.875% 12/15/14		21,000	19,740
8.25% 12/15/14		38,000	35,910
Petrobras International Finance
5.75% 1/20/20		10,000	10,295
5.875% 3/1/18		20,000	20,987
Petrohawk Energy
7.875% 6/1/15		62,000	63,473
#144A 10.50% 8/1/14		2,000	2,218
Petroleum Development 12.00% 2/15/18		39,000	41,535
Plains All American Pipeline
5.75% 1/15/20		98,000	100,682
8.75% 5/1/19		100,000	122,196
Plains Exploration & Production 8.625% 10/15/19		18,000	19,170
Quicksilver Resources 7.125% 4/1/16		65,000	62,075
Range Resources 8.00% 5/15/19		45,000	48,263
Regency Energy Partners
8.375% 12/15/13		3,000	3,128
#144A 9.375% 6/1/16		4,000	4,260
#Rockies Express Pipeline 144A 5.625% 4/15/20		105,000	103,570
#SandRidge Energy 144A
8.75% 1/15/20		50,000	49,000
9.875% 5/15/16		71,000	73,308
•TransCanada Pipelines 6.35% 5/15/67		135,000	128,631
#Woodside Finance 144A
4.50% 11/10/14		80,000	82,049
5.00% 11/15/13		30,000	31,612
8.125% 3/1/14		50,000	57,313
			2,630,037
Paper & Forest Products – 0.05%
#Georgia-Pacific 144A 8.25% 5/1/16		19,000	20,805
#NewPage 144A 11.375% 12/31/14		68,000	68,000
#Sappi Papier Holding 144A 6.75% 6/15/12		56,000	55,776
			144,581
Real Estate Investment Trusts – 0.13%
Developers Diversified Realty
5.375% 10/15/12		65,000	64,965
7.50% 4/1/17		10,000	10,130
9.625% 3/15/16		30,000	33,597
#Digital Realty Trust 144A 5.875% 2/1/20		65,000	63,676
ProLogis
6.875% 3/15/20		105,000	103,896
7.375% 10/30/19		100,000	102,828
			379,092
Road & Rail – 0.04%
#Kansas City Southern de Mexico 144A 12.50% 4/1/16		100,000	118,750
			118,750
Semiconductors & Semiconductor Equipment – 0.03%
Freescale Semiconductor 8.875% 12/15/14		16,000	15,360
National Semiconductor 3.95% 4/15/15		60,000	59,326
			74,686
Specialty Retail – 0.03%
Sally Holdings/Capital 10.50% 11/15/16		64,000	70,080
Toys R Us 7.625% 8/1/11		17,000	17,680
#Toys R Us Property144A 10.75% 7/15/17		14,000	15,680
			103,440
Textiles, Apparel & Luxury Goods – 0.05%
#Invista 144A 9.25% 5/1/12		64,000	65,120
Quiksilver 6.875% 4/15/15		100,000	93,000
			158,120
Tobacco – 0.03%
#Alliance One International 144A# 10.00% 7/15/16		95,000	99,750
			99,750
Trading Companies & Distributors – 0.14%
#Ashtead Capital 144A 9.00% 8/15/16		100,000	101,749
Avis Budget Car Rental 7.75% 5/15/16		41,000	40,385
Hertz
8.875% 1/1/14		95,000	98,088
10.50% 1/1/16		38,000	40,993
RSC Equipment Rental
9.50% 12/1/14		82,000	81,590
#144A 10.25% 11/15/19		45,000	45,338
			408,143
Wireless Telecommunication Services – 0.37%
America Movil 5.625% 11/15/17		28,000	29,719
American Tower 7.00% 10/15/17		115,000	129,087
Cricket Communications
9.375% 11/1/14		65,000	66,463
#144A 7.75% 5/15/16		4,000	4,170
Crown Castle International 9.00% 1/15/15		41,000	44,588
#Digicel Group 144A 12.00% 4/1/14		105,000	119,437
MetroPCS Wireless 9.25% 11/1/14		34,000	34,935
#NII Capital 144A 10.00% 8/15/16		68,000	74,800
Rogers Communications
6.68% 11/4/39	CAD	50,000	52,333
7.50% 3/15/15 55,000			64,264
Sprint Capital 8.75% 3/15/32		169,000	157,592
Vodafone Group
5.00% 12/16/13		78,000	84,253
5.00% 9/15/15		70,000	74,146
5.375% 1/30/15		105,000	112,760
#Windstream 144A 7.875% 11/1/17		32,000	31,680
			1,080,227
Total Corporate Bonds (Cost $25,402,507)			27,009,683

Non-Agency Asset-Backed Securities – 0.68%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.194% 10/6/21		95,000	94,763
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16		120,000	121,883
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		63,196	63,829
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.284% 3/17/14		140,000	139,457
Series 2007-A7 A7 5.75% 7/15/20		190,000	211,508
Citibank Credit Card Issuance Trust
Series 2005-A7 A7 4.75% 10/22/12		85,000	86,973
•Series 2009-A1 A1 1.98% 3/17/14		100,000	102,746
CNH Equipment Trust
Series 2009-C A3 1.85% 12/16/13		45,000	45,293
Series 2010-A A4 2.49% 4/15/16		125,000	124,960
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		50,000	51,331
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		100,000	109,557
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		100,000	97,109
#Ford Credit Auto Lease Trust Series 2010-A A2 144A 1.04% 3/15/13		250,000	250,028
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.78% 9/15/14		100,000	100,244
#Series 2010-1 A 144A 1.90% 12/15/14		120,000	120,548
GE Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14		100,000	101,324
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		100,000	100,906
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		42,148	42,981
Total Non-Agency Asset-Backed Securities (Cost $1,923,068)			1,965,440
Non-Agency Collateralized Mortgage Obligations – 0.13%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		11,642	10,531
Series 2005-5 2CB1 6.00% 6/25/35		5,266	3,750
Series 2005-6 7A1 5.50% 7/25/20		9,006	8,371
•ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		100,000	68,488
@♦Countrywide Home Loan Mortgage Pass Through Trust Series 2006-17 A5 6.00% 12/25/36		6,902	6,289
•First Horizon Asset Securities Series 2004-AR5 4A1 5.665% 10/25/34		86,790	84,225
•GSR Mortgage Loan Trust
Series 2005-AR6 2A1 2.954% 9/25/35		12,204	11,258
Series 2006-AR1 3A1 5.275% 1/25/36		39,095	32,705
•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.307% 4/25/35		26,579	25,156
Series 2007-A1 7A4 5.29% 7/25/35		59,288	24,135
•MASTR ARM Trust Series 2006-2 4A1 4.981% 2/25/36		19,416	17,835
•♦Washington Mutual Mortgage Pass Through Certificates Series 2006-AR10 1A1 5.921% 9/25/36		21,915	17,135
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		42,801	39,544
Series 2006-7 2A1 6.00% 6/25/36		16,641	13,515
•Series 2006-AR10 5A1 5.497% 7/25/36		14,308	11,300
Total Non-Agency Collateralized Mortgage Obligations (Cost $321,287)			374,237

Regional Authority – 0.01%
Province of Quebec Canada 4.50% 12/1/19	CAD	17,000	16,981
Total Regional Authority (Cost $16,317)			16,981
«Senior Secured Loans – 1.00%
Allied Security Holdings Term Tranche Loan 6.75% 2/23/15 125,000			126,094
Alltran Term Tranche Loan 3.002% 8/7/14		60,000	57,308
ATI Holdings Term Tranche Loan 7.00% 2/18/16		25,000	24,396
Avis Budget Car Rental Term Tranche Loan 4.25% 4/21/14		20,930	21,016
Calpine Term Tranche Loan 3.124% 3/31/14		80,000	77,704
CF Industries Holdings Term Tranche Loan 10.00% 10/15/10		60,000	60,000
Charter Communications Operating Term Tranche Loan 2.25% 3/6/14		180,000	173,734
Dana Holdings Term Tranche B 4.334% 1/30/15		40,686	40,108
Delta Air Lines Term Tranche Loan 8.75% 9/16/13		190,000	193,207
First Data Term Tranche Loan B2 3.00% 9/24/14		189,514	167,993
Ford Motor Term Tranche Loan B 3.258% 12/15/13		192,192	186,393
Freescale Semiconductor Term Tranche Loan 1.979% 12/1/16		69,920	65,842
Graham Packaging Term Tranche Loan C 6.75% 4/5/14		55,000	55,670
Graphic Packaging International Term Tranche Loan 3.00% 5/16/14		170,000	169,777
Harrahs Operating Term Tranche Loan B 9.50% 10/31/16		20,000	20,756
JohnsonDiversey Term Tranche Loan B 5.50% 11/24/15		60,000	60,638
Nalco Term Tranche Loan 6.50% 5/6/16		190,000	192,256
Nuveen Investment
2nd Lien Term Tranche Loan 12.50% 7/9/15		120,000	128,850
Term Tranche Loan B 3.302% 11/13/14		93,000	85,560
Panamsat
Term Tranche Loan BA 2.728% 1/3/14		11,669	11,386
Term Tranche Loan BB 2.728% 1/3/14		11,666	11,383
Term Tranche Loan BC 2.728% 1/3/14		11,666	11,383
PQ Term Tranche Loan 6.73% 7/30/15		110,000	101,298
RehabCare Group Term Tranche Loan B 6.00% 11/3/15		45,000	45,338
RSC Equipment Rental 2nd Lien Term Tranche Loan 3.817% 10/7/13		160,000	154,920
Reynolds Group Holdings Term Tranche Loan 6.25% 11/5/15		55,000	55,670
Rite Aid Term Tranche Loan 9.50% 6/5/15		65,000	68,114
Rockwood Specialties Group Term Tranche Loan H 6.00% 5/15/14		85,000	85,651
Smurfit-Stone Container Enterprise Term Tranche Loan 6.75% 1/2/16		55,000	55,206
SunGard Term Tranche Loan 6.75% 2/28/14		55,000	55,550
Texas Competitive Electric Holdings Term Tranche Loan B2 3.729% 10/10/14		199,872	164,678
Univision Communications Term Tranche Loan B 2.533% 9/29/14		200,000	178,842
Total Senior Secured Loans (Cost $2,821,035)			2,906,721

Sovereign Debt – 1.35%
Australia – 0.17%
Australian Government 6.25% 4/15/15	AUD	526,000	498,260
			498,260
Brazil – 0.04%
#Banco Nacional de Desenvolvimento Economico e Social 144A 6.369% 6/16/18		100,000	106,500
			106,500
Indonesia – 0.34%
Indonesia Treasury Bonds
9.50% 6/15/15	IDR	1,280,000,000	149,137
10.50% 8/15/30	IDR	1,280,000,000	145,398
10.75% 5/15/16	IDR	3,360,000,000	411,432
11.00% 11/15/20	IDR	820,000,000	102,426
12.80% 6/15/21	IDR	1,200,000,000	166,177
			974,570
Mexico – 0.21%
Mexican Bonos
7.50% 6/3/27	MXN	5,700,000	434,653
7.75% 12/14/17	MXN	1,970,000	162,682
			597,335
Norway – 0.34%
Eksportfinans
3.00% 11/17/14		105,000	105,516
5.50% 5/25/16		250,000	275,715
Norwegian Government
4.50% 5/22/19	NOK	1,380,000	245,971
5.00% 5/15/15	NOK	2,012,000	367,968
			995,170
Poland – 0.17%
Poland Government 5.50% 10/25/19	PLN	1,416,000	496,905
			496,905
Republic of Korea – 0.03%
#Korea Expressway 144A 4.50% 3/23/15 100,000		100,000	101,734
			101,734
Sweden – 0.05%
Svensk Exportkredit 3.25% 9/16/14		130,000	132,947
			132,947
Total Sovereign Debt (Cost $3,776,393)			3,903,421
Supranational Banks – 0.75%
European Investment Bank
9.00% 12/21/18	ZAR	1,500,000	205,960
^10.215% 10/22/19	BRL	780,000	170,545
#144A 4.00% 5/15/14	NOK	4,410,000	769,435
International Bank for Reconstruction & Development 5.375% 12/15/14	NZD	318,000	227,210
International Finance 5.75% 3/16/15	AUD	876,000	795,743
Total Supranational Banks (Cost $2,047,106)			2,168,893
U.S. Treasury Obligations – 0.44%
∞U.S. Treasury Inflation Index Notes 1.625% 1/15/15		493,642	516,242
U.S. Treasury Notes
1.375% 3/15/13		470,000	467,393
3.625% 2/15/20		310,000	304,817
Total U.S. Treasury Obligations (Cost $1,294,779)			1,288,452
		Number of
		Shares
Warrant – 0.00%
†US Airways		8	0
Total Warrant (Cost $0)			0
		Principal
		Amount¡
≠Discounted Commercial Paper – 2.59%
General Electric 0.05% 4/1/10		7,485,000	7,485,000
Total Discounted Commercial Paper (Cost $7,485,000)			7,485,000
		Number of
		Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund		52,394	52,394
Total Short-Term Investment (Cost $52,394)			52,394

Total Value of Securities – 100.69%
(Cost $246,669,733)			291,055,320
Liabilities Net of Receivables and Other Assets (See Notes) – (0.69%)			(2,003,642)
Net Assets Applicable to 24,706,167 Shares Outstanding – 100.00%			$289,051,678

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SGD – Singapore Dollar
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

†Non income producing security.
§Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but more risks.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $1,093,666, which represented 0.38% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $766,168, which represented 0.27% of the Fund's net assets. See Note 4 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010 the aggregate amount of Rule 144A securities was $9,550,659, which represented 3.30% of the Fund's net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of March 31, 2010.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2010.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2010.
^Zero coupon security. The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
GDR – Global Depositary Receipts
MASTR – Mortgage Asset Securitization Transaction, Inc.
NVDR – Non-Voting Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts and financial futures contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts
			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD (113,464)	USD 102,584	4/30/10	$ (913)
AUD (71,680)	USD 65,118	4/30/10	(438)
BRL 917,386	USD (504,058)	4/30/10	8,505
CAD 151,088	USD (147,706)	4/30/10	1,076
CAD (98,434)	USD 96,319	4/30/10	(612)
CAD 78,923	USD (77,000)	4/30/10	718
CLP 6,790,450	USD (12,740)	4/30/10	222
EUR (189,229)	USD 256,000	4/30/10	391
EUR 6,108	USD (8,234)	4/30/10	17
GBP 72,586	USD (108,131)	4/30/10	2,009
GBP (72,915)	USD 109,461	4/30/10	(1,179)
GBP (163,958)	USD 246,292	4/30/10	(2,493)
IDR (134,755,000)	USD 14,719	4/30/10	(25)
ILS 355,700	USD (94,958)	4/30/10	1,261
INR 18,311,410	USD (399,594)	4/30/10	7,813
KRW 834,762,895	USD (730,582)	4/30/10	6,320
KRW 83,823,500	USD (73,413)	4/30/10	583
MYR 1,707,888	USD (511,344)	4/30/10	11,938
NOK (2,084,260)	USD 348,579	4/30/10	(1,675)
NOK (2,391,872)	USD 400,608	4/30/10	(1,339)
NOK 588,882	USD (98,727)	4/30/10	233
NZD (325,217)	USD 227,977	4/30/10	(2,529)
PLN 58,983	USD (20,217)	4/30/10	379
PLN (740,695)	USD 254,674	4/30/10	(3,966)
SGD 562,886	USD (401,030)	4/30/10	1,286
TWD 12,923,775	USD (407,240)	4/30/10	(6)
ZAR (1,498,719)	USD 201,187	4/30/10	(3,305)
			$24,271

Financial Futures Contracts
				Unrealized
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	Depreciation
12 U.S. Treasury 10 yr Notes	$1,381,160	$1,378,125	6/30/10	$(3,035)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Delaware Foundation® Aggressive Allocation Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$248,863,019
Aggregate unrealized appreciation	$ 45,630,290
Aggregate unrealized depreciation	(3,437,989)
Net unrealized appreciation	$ 42,192,301

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $59,916,444 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $17,281,120 expires in 2016 and $42,635,324 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 9,529,430	$ 219,723	$ 9,749,153
Common Stock	207,516,091	413,831	1,093,666	209,023,588
Corporate Debt	-	31,459,126	221,164	31,680,290
Foreign Debt	-	5,918,750	170,545	6,089,295
Investment Companies	25,338,397	-	-	25,338,397
U.S. Treasury Obligations	-	1,288,452	-	1,288,452
Short-Term	52,394	7,485,000	-	7,537,394
Other	277,240	71,511	-	348,751
Total	$233,184,122	$56,166,100	$1,705,098	$291,055,320

Foreign Currency Exchange Contracts	$ -	$ 24,271	$ -	$ 24,271
Financial Futures Contracts	$ -	$ (3,035)	$ -	$ (3,035)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-	Common	Corporate	Foreign
	Total	Securities	Stock	Debt	Debt
Balance as of 12/31/09	$ 448,936	$ 95,361	$ -	$ -	$353,575
Purchases	676,418	124,960	159,058	214,121	178,279
Sales	(135,341)	-	-	-	(135,341)
Net realized gain	9,533	-	-	-	9,533
Transfers into Level 3	717,147	-	717,147	-	-
Transfers out of Level 3	(198,490)	-	-	-	(198,490)
Net change in unrealized
appreciation/depreciation	186,895	(598)	217,461	7,043	(37,011)
Balance as of 3/31/10	$1,705,098	$219,723	$1,093,666	$221,164	$170,545

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$ 216,172	$ (598)	$ 217,461	$ 7,043	$ (7,734)

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Financial Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest notes. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal couterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of March 31, 2010 was as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$32,956	Liabilities net of receivables and other assets	$(8,685)

Interest rate contracts (Futures)	Receivables and other assets net of liabilities	-	Liabilities net of receivables and other assets	(3,035)
Total		$32,956		$(11,720)

The effect of derivative instruments on the statement of operations for the period ended March 31, 2010
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies/unrealized appreciation/depreciation of investments and foreign currencies	$(59,162)	$38,955
Interest rate contracts (Futures)	Net realized gain on futures contracts/unrealized appreciation/depreciation of investments and foreign currencies	10,125	(103,890)
Total		$(49,037)	$(64,935)

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the schedule of investments.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Growth and Income Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.16%
Aerospace & Defense – 5.92%
Goodrich	180,600	$12,735,912
Honeywell International	271,500	12,290,805
Lockheed Martin	115,600	9,620,232
Northrop Grumman	167,900	11,009,203
Rockwell Collins	118,800	7,435,692
United Technologies	239,800	17,651,678
		70,743,522
Airlines – 0.56%
†Alaska Air Group	161,700	6,666,891
		6,666,891
Beverages – 2.06%
Coca Cola	71,500	3,932,500
PepsiCo	313,500	20,741,160
		24,673,660
Biotechnology – 3.34%
†Amgen	229,900	13,738,824
†Celgene	102,600	6,357,096
†Gilead Sciences	309,200	14,062,416
†Vertex Pharmaceuticals	140,300	5,734,061
		39,892,397
Capital Markets – 3.17%
Bank of New York Mellon	349,510	10,792,869
Goldman Sachs Group	107,600	18,359,788
†TD Ameritrade Holding	461,400	8,794,284
		37,946,941
Chemicals – 1.16%
Dow Chemical	470,300	13,906,771
		13,906,771
Commercial Banks – 2.58%
TCF Financial	271,600	4,329,304
Wells Fargo	851,765	26,506,927
		30,836,231
Commercial Services & Supplies – 0.48%
Republic Services	198,700	5,766,274
		5,766,274
Communications Equipment – 3.37%
†Cisco Systems	923,300	24,033,499
QUALCOMM	387,300	16,262,727
		40,296,226
Computers & Peripherals – 7.05%
†Apple	123,000	28,896,390
†EMC	784,300	14,148,772
Hewlett-Packard	439,700	23,370,055
International Business Machines	59,300	7,605,225
†NetApp	316,100	10,292,216
		84,312,658
Construction & Engineering – 1.15%
Fluor	157,300	7,316,023
†URS	128,900	6,394,729
		13,710,752
Consumer Finance – 0.71%
Capital One Financial	205,920	8,527,147
		8,527,147
Containers & Packaging – 1.12%
†Owens-Illinois	375,900	13,359,486
		13,359,486
Diversified Financial Services – 3.35%
Bank of America	910,900	16,259,565
JPMorgan Chase	530,800	23,753,300
		40,012,865
Diversified Telecommunication Services – 0.97%
AT&T	196,900	5,087,896
Qwest Communications International	1,246,200	6,505,164
		11,593,060
Electric Utilities – 0.50%
American Electric Power	175,000	5,981,500
		5,981,500
Electrical Equipment – 0.52%
Roper Industries	106,300	6,148,392
		6,148,392
Energy Equipment & Services – 2.70%
†Nabors Industries	269,800	5,296,174
National Oilwell Varco	125,600	5,096,848
Noble	143,900	6,017,898
Schlumberger	250,600	15,903,076
		32,313,996
Food & Staples Retailing – 2.34%
CVS Caremark	345,500	12,631,480
Wal-Mart Stores	276,800	15,390,080
		28,021,560
Gas Utilities – 0.35%
EQT	102,200	4,190,200
		4,190,200
Health Care Equipment & Supplies – 0.79%
†Gen-Probe	189,300	9,465,000
		9,465,000
Health Care Providers & Services – 2.59%
†Express Scripts	151,300	15,396,288
UnitedHealth Group	476,300	15,560,721
		30,957,009
Hotels, Restaurants & Leisure – 2.70%
†Bally Technologies	197,900	8,022,866
McDonald's	232,000	15,479,040
†WMS Industries	208,300	8,736,102
		32,238,008
Household Durables – 1.07%
Jarden	384,800	12,809,992
		12,809,992
Household Products – 3.27%
Colgate-Palmolive	135,900	11,586,834
Procter & Gamble	435,400	27,547,758
		39,134,592
Independent Power Producers & Energy Traders – 0.55%
†NRG Energy	316,700	6,619,030
		6,619,030
Industrial Conglomerates – 1.32%
General Electric	868,500	15,806,700
		15,806,700
Insurance – 4.57%
AFLAC	223,300	12,122,957
Aspen Insurance Holdings	201,800	5,819,912
Prudential Financial	262,000	15,851,000
Torchmark	196,900	10,536,119
Travelers	191,000	10,302,540
		54,632,528
Internet & Catalog Retail – 0.27%
Expedia	129,200	3,224,832
		3,224,832
Internet Software & Services – 1.97%
†Google Class A	41,500	23,530,915
		23,530,915
IT Services – 0.46%
Accenture Class A	132,300	5,549,985
		5,549,985
Life Sciences Tools & Services – 0.91%
†Thermo Fisher Scientific	212,300	10,920,712
		10,920,712
Machinery – 1.08%
Deere	113,100	6,724,926
Lincoln Electric Holdings	113,800	6,182,754
		12,907,680
Media – 2.68%
Meredith	195,000	6,709,950
Time Warner Cable	233,200	12,431,892
†Viacom Class B	376,348	12,938,844
		32,080,686
Metals & Mining – 2.31%
AK Steel Holding	251,300	5,744,718
Alcoa	589,700	8,397,328
United States Steel	211,720	13,448,454
		27,590,500
Multiline Retail – 0.39%
Nordstrom	114,700	4,685,495
		4,685,495
Multi-Utilities – 0.70%
Sempra Energy	167,100	8,338,290
		8,338,290
Oil, Gas & Consumable Fuels – 8.82%
Anadarko Petroleum	90,700	6,605,681
Chevron	195,700	14,839,931
ConocoPhillips	224,300	11,477,431
Devon Energy	120,600	7,770,258
EOG Resources	110,700	10,288,458
Exxon Mobil	599,200	40,134,416
Occidental Petroleum	170,500	14,414,070
		105,530,245
Pharmaceuticals – 5.03%
Abbott Laboratories	211,700	11,152,356
Johnson & Johnson	111,500	7,269,800
Merck	480,800	17,957,880
Pfizer	1,386,076	23,771,203
		60,151,239
Professional Services – 0.49%
Manpower	103,300	5,900,496
		5,900,496
Real Estate Investment Trusts – 0.62%
Host Hotels & Resorts	505,664	7,407,978
		7,407,978
Road & Rail – 1.87%
Norfolk Southern	196,900	11,004,741
Union Pacific	155,000	11,361,500
		22,366,241
Semiconductors & Semiconductor Equipment – 2.30%
Intel	1,058,100	23,553,306
†ON Semiconductor	498,300	3,986,400
		27,539,706
Software – 4.54%
†McAfee	193,200	7,753,116
Microsoft	1,158,400	33,906,368
†Nuance Communications	393,300	6,544,512
†Symantec	361,000	6,108,120
		54,312,116
Specialty Retail – 2.13%
Guess	250,610	11,773,658
†Urban Outfitters	358,600	13,637,558
		25,411,216
Textiles, Apparel & Luxury Goods – 1.33%
Phillips-Van Heusen	277,400	15,911,664
		15,911,664
Total Common Stock (Cost $863,235,425)		1,173,923,384
	Principal
	Amount (U.S. $)
≠Discounted Commercial Paper – 2.44%
General Electric Capital 0.05% 4/1/10	$29,160,000	29,160,000
Total Discounted Commercial Paper (Cost $29,160,000)		29,160,000
	Number of
	Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund	278,183	278,183
Total Short-Term Investment (Cost $278,183)		278,183
Total Value of Securities – 100.62%
(Cost $892,673,608)		1,203,361,567
Liabilities Net of Receivables and Other Assets (See Notes) – (0.62%)		(7,373,982)
Net Assets Applicable to 43,748,786 Shares Outstanding – 100.00%		$1,195,987,585

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Growth and Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$900,892,536
Aggregate unrealized appreciation	$328,206,867
Aggregate unrealized depreciation	(25,737,836)
Net unrealized appreciation	$302,469,031

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $129,315,719 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $18,669,447 expires in 2016 and $110,646,272 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Total
Common Stock	$1,173,923,384	$-	$1,173,923,384
Short-Term	278,183	29,160,000	29,438,183
Total	$1,174,201,567	$29,160,000	$1,203,361,567

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Mondrian International Value Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.26%∆
Australia – 9.79%
Amcor	1,983,204	$11,627,811
Foster's Group	2,742,404	13,311,188
QBE Insurance Group	655,989	12,537,632
Telstra	6,760,529	18,547,338
Wesfarmers	401,974	11,725,144
		67,749,113
Belgium – 0.44%
†Fortis	860,062	3,062,317
†*Fortis VVPR Strip	340,580	920
		3,063,237
Finland – 1.01%
UPM-Kymmene	524,058	6,954,836
		6,954,836
France – 13.04%
Carrefour	404,714	19,507,827
Cie de Saint-Gobain	221,632	10,657,551
France Telecom	727,699	17,412,772
†*GDF Suez VVPR Strip	60,186	81
Sanofi-Aventis	90,786	6,767,905
Societe Generale	173,458	10,910,105
Total	349,529	20,291,988
Vinci	78,377	4,619,538
		90,167,767
Germany – 5.30%
Deutsche Telekom	1,098,010	14,935,189
RWE	244,558	21,726,246
		36,661,435
■Hong Kong – 1.48%
Hong Kong Electric Holdings	1,599,000	9,483,717
Wharf Holdings	132,875	748,724
		10,232,441
Italy – 1.96%
†Intesa Sanpaolo	2,728,486	10,162,773
†UniCredit	1,151,036	3,401,041
		13,563,814
Japan – 21.55%
Astellas Pharma	426,500	15,442,320
Canon	454,500	21,050,219
Kao	798,300	20,237,148
KDDI	2,215	11,467,109
Nitto Denko	150,300	5,835,801
Sekisui House	567,000	5,664,542
Seven & I Holdings	759,000	18,339,726
Takeda Pharmaceutical	499,800	21,998,899
Tokio Marine Holdings	441,400	12,431,342
Toyota Motor	268,100	10,739,486
West Japan Railway	1,707	5,879,281
		149,085,873
Netherlands – 3.06%
†ING Groep CVA	976,421	9,749,314
Reed Elsevier	938,242	11,403,438
		21,152,752
New Zealand – 0.56%
Telecom New Zealand	2,512,207	3,871,647
		3,871,647
Singapore – 5.05%
Jardine Matheson Holdings	228,400	7,605,720
Oversea-Chinese Banking	1,102,919	6,867,127
Singapore Telecommunications	4,910,000	11,126,385
United Overseas Bank	678,000	9,315,291
		34,914,523
South Africa – 0.94%
Sasol	156,550	6,501,013
		6,501,013
Spain – 6.92%
Banco Santander	749,713	9,964,720
Iberdrola	2,403,004	20,367,757
Telefonica	740,601	17,546,433
		47,878,910
Switzerland – 5.31%
Novartis	397,126	21,450,491
Zurich Financial Services	59,724	15,311,232
		36,761,723
Taiwan – 2.34%
Chunghwa Telecom ADR	310,912	6,041,020
Taiwan Semiconductor Manufacturing ADR	970,416	10,179,664
		16,220,684
United Kingdom – 19.51%
Aviva	713,333	4,167,971
BG Group	667,420	11,552,238
BP	2,272,743	21,502,490
Compass Group	1,973,055	15,750,580
GlaxoSmithKline	1,203,713	23,109,210
Royal Dutch Shell Class A	750,158	21,699,304
Unilever	664,626	19,527,844
Vodafone Group	7,648,620	17,649,855
		134,959,492
Total Common Stock (Cost $576,566,453)		679,739,260

Short-Term Investment – 1.00%
Money Market Mutual Fund – 1.00%
Dreyfus Treasury & Agency Cash Management Fund	6,906,380	6,906,380
Total Short-Term Investment (Cost $6,906,380)		6,906,380
Total Value of Securities – 99.26%
(Cost $583,472,833)		686,645,640
Receivables and Other Assets Net of Liabilities (See Notes) – 0.74%		5,093,150
Net Assets Applicable to 45,207,086 Shares Outstanding – 100.00%		$691,738,790

∆Securities have been classified by country of origin.
†Non income producing security
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate
EUR – European Monetary Unit
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – United States Dollar
VVPR Strip – Dividend Coupon

1The following foreign currency exchange contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts

			Unrealized
	Contracts to		Appreciation
Deliver	In Exchange For	Settlement Date	(Depreciation)
EUR (112,167)	USD 151,201	4/1/10	$ (309)
HKD (1,218,299)	USD 156,906	4/1/10	(6)
HKD (2,298,235)	USD 295,989	4/7/10	(29)
JPY (13,110,740)	USD 141,722	4/1/10	1,485
JPY (36,564,300)	USD 394,075	4/5/10	2,960
			$4,101

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mondrian International Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value.  Open-end investment companies are valued at their published net asset value.  Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$588,342,510
Aggregate unrealized appreciation	$142,702,611
Aggregate unrealized depreciation	(44,399,481)
Net unrealized appreciation	$98,303,130

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $88,476,934 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Total
Common Stock	$679,739,260	$ -	$679,739,260
Short-Term	6,906,380	-	6,906,380
Total	$686,645,640	$ -	$686,645,640

Foreign Currency Exchange Contracts	$ -	$4,101	$ 4,101

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of March 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Conservative Allocation Fund

March 31, 2010

		Number of	Value
		Shares	(U.S. $)
Common Stock–35.33%
U.S. Markets–20.46%
Aerospace & Defense–0.62%
Ducommun		1,400	$29,414
†DynCorp International Class A		4,480	51,520
†Esterline Technologies		1,690	83,537
Goodrich		3,650	257,398
Honeywell International		5,750	260,303
Lockheed Martin		2,350	195,567
Northrop Grumman		14,250	934,372
Rockwell Collins		2,600	162,734
Triumph Group		1,340	93,921
United Technologies		5,000	368,050
			2,436,816
Air Freight & Logistics–0.19%
Expeditors International of Washington		17,500	646,100
†Hub Group Class A		3,360	94,013
			740,113
Airlines–0.06%
†Alaska Air Group		4,320	178,114
†Hawaiian Holdings		5,950	43,852
			221,966
Auto Components–0.03%
Cooper Tire & Rubber		2,340	44,507
†Tenneco Automotive		3,100	73,315
			117,822
Beverages–0.13%
Coca-Cola		1,550	85,250
PepsiCo		6,400	423,424
			508,674
Biotechnology–0.53%
†Acorda Therapeutics		1,300	44,460
†Alkermes		7,380	95,719
†Amgen		4,800	286,848
†Celera		8,360	59,356
†Celgene		2,250	139,410
†Gilead Sciences		23,983	1,090,746
†Human Genome Sciences		1,480	44,696
†Martek Biosciences		2,450	55,150
†ONYX Pharmaceuticals		3,000	90,840
†Regeneron Pharmaceuticals		3,080	81,589
†Vertex Pharmaceuticals		2,850	116,480
			2,105,294
Building Products–0.01%
AAON		2,620	59,264
			59,264
Capital Markets–0.63%
Apollo Investment		7,670	97,639
Ares Capital		5,440	80,730
Bank of New York Mellon		53,788	1,660,972
Goldman Sachs Group		2,250	383,918
†optionsXpress Holdings		4,950	80,636
†TD Ameritrade Holding		9,650	183,929
			2,487,824
Chemicals–0.45%
Dow Chemical		9,950	294,222
duPont (E.I.) deNemours		16,678	621,089
Koppers Holdings		2,550	72,216
Praxair		6,900	572,700
†Rockwood Holdings		3,250	86,515
Schulman (A.)		2,940	71,942
†Spartech		3,800	44,460
			1,763,144
Commercial Banks–0.29%
City Holding		2,060	70,637
Independent Bank		2,160	53,266
Prosperity Bancshares		1,700	69,700
TCF Financial		9,430	150,314
†Texas Capital Bancshares		3,690	70,073
Trustmark		3,450	84,284
Univest Corporation of Pennsylvania		1,580	29,530
Webster Financial		3,560	62,264
Wells Fargo		17,550	546,156
			1,136,224
Commercial Services & Supplies–0.30%
†GeoEye		1,250	36,875
McGrath RentCorp		1,590	38,526
†Metalico		12,670	75,893
†Mobile Mini		3,344	51,799
Republic Services		4,350	126,237
†Tetra Tech		2,440	56,218
†United Stationers		1,700	100,045
US Ecology		3,430	55,223
Waste Management		19,300	664,498
			1,205,314
Communications Equipment–0.74%
†Arris Group		5,510	66,175
†Cisco Systems		18,950	493,269
†Motorola		76,000	533,520
†NETGEAR		3,360	87,696
Plantronics		1,650	51,612
QUALCOMM		35,842	1,505,005
†Tekelec		5,610	101,878
†ViaSat		2,680	92,755
			2,931,910
Computers & Peripherals–1.15%
†Apple		8,419	1,977,875
†EMC		15,800	285,032
Hewlett-Packard		9,150	486,323
†International Business Machines		6,200	795,150
†NetApp		6,900	224,664
†Synaptics		2,770	76,480
†Teradata		24,400	704,916
			4,550,440
Construction & Engineering–0.10%
Fluor		3,250	151,158
Granite Construction		1,140	34,451
†MYR Group		2,310	37,676
†Tutor Perini		2,400	52,200
†URS		2,700	133,947
			409,432
Consumer Finance–0.05%
Capital One Financial		4,400	182,204
			182,204
Containers & Packaging–0.11%
†Owens-Illinois		7,750	275,435
Rock-Tenn Class A		1,920	87,494
Silgan Holdings		1,120	67,458
			430,387
Diversified Consumer Services–0.02%
†Lincoln Educational Services		3,115	78,810
			78,810
Diversified Financial Services–0.64%
Bank of America		18,550	331,118
CME Group		2,700	853,496
†IntercontinentalExchange		7,600	852,568
JPMorgan Chase		10,950	490,013
			2,527,195
Diversified Telecommunication Services–0.41%
Alaska Communications Systems Group		6,910	56,109
AT&T		28,300	731,272
Atlantic Tele-Network		300	13,479
NTELOS Holdings		3,640	64,756
Qwest Communications International		25,800	134,676
Verizon Communications		19,860	616,057
			1,616,349
Electric Utilities–0.37%
American Electric Power		3,600	123,048
Edison International		18,700	638,979
Progress Energy		16,100	633,696
Unitil		2,160	50,220
			1,445,943
Electrical Equipment–0.05%
Acuity Brands		2,050	86,531
Roper Industries		2,150	124,356
			210,887
Electronic Equipment, Instruments & Components–0.07%
†Anixter International		2,040	95,574
†FARO Technologies		3,550	91,413
†IPG Photonics		2,810	41,588
†Rofin-Sinar Technologies		1,920	43,430
			272,005
Energy Equipment & Services–0.35%
†Bristow Group		2,040	76,969
†Key Energy Services		7,260	69,333
Lufkin Industries		1,400	110,810
National Oilwell Varco		17,300	702,034
†Pioneer Drilling		6,540	46,042
Schlumberger		5,050	320,473
†Willbros Group		4,860	58,369
			1,384,030
Food & Staples Retailing–0.72%
Casey's General Stores		2,630	82,582
CVS Caremark		26,042	952,095
Safeway		26,700	663,762
†Susser Holdings		7,480	63,206
Walgreen		21,100	782,599
Wal-Mart Stores		5,850	325,260
			2,869,504
Food Products–0.47%
Archer-Daniels-Midland		30,000	867,000
Bunge		2,600	160,238
Heinz (HJ)		1,600	72,976
J&J Snack Foods		1,450	63,032
Kraft Foods Class A		21,000	635,040
Lance		2,700	62,451
			1,860,737
Gas Utilities–0.02%
EQT		2,100	86,100
			86,100
Health Care Equipment & Supplies–0.18%
†Align Technology		3,980	76,973
†Conmed		4,110	97,859
†CryoLife		7,110	46,002
†Gen-Probe		4,050	202,500
†Merit Medical Systems		4,460	68,015
†Quidel		3,950	57,433
†SonoSite		2,610	83,807
West Pharmaceutical Services		1,950	81,803
			714,392
Health Care Providers & Services–1.05%
†Air Methods		1,320	44,880
†Alliance HealthCare Services		17,460	98,125
†AMN Healthcare Services		6,460	56,848
Cardinal Health		19,600	706,188
†Catalyst Health Solutions		2,100	86,898
†Express Scripts		3,050	310,368
†Medco Health Solutions		16,100	1,039,416
†Odyssey HealthCare		3,730	67,550
†PharMerica		3,300	60,126
Quest Diagnostics		10,800	629,532
†Res-Care		3,830	45,922
†Sun Healthcare Group		7,200	68,688
UnitedHealth Group		28,307	924,790
			4,139,331
Hotels, Restaurants & Leisure–0.32%
†AFC Enterprises		6,610	70,925
†Bally Technologies		6,090	246,889
†Buffalo Wild Wings		1,540	74,089
†CEC Entertainment		1,490	56,769
CKE Restaurants		8,500	94,095
†Jack in the Box		4,200	98,910
McDonald's		4,800	320,256
†Shuffle Master		7,360	60,278
†WMS Industries		5,590	234,445
			1,256,656
Household Durables–0.07%
Jarden		8,000	266,320
			266,320
Household Products–0.53%
Colgate-Palmolive		2,800	238,728
Kimberly-Clark		10,500	660,240
Procter & Gamble		18,667	1,181,061
			2,080,029
Independent Power Producers & Energy Traders–0.03%
†NRG Energy		6,500	135,850
			135,850
Industrial Conglomerates–0.09%
General Electric		18,000	327,600
Otter Tail		2,100	46,116
			373,716
Insurance–0.72%
AFLAC		4,650	252,449
Allstate		20,700	668,816
American Equity Investment Life Holding		5,850	62,303
AmTrust Financial Services		3,800	53,010
Delphi Financial Group Class A		2,430	61,139
First Mercury Financial		3,660	47,690
Harleysville Group		2,130	71,909
†Primerica		2,120	31,800
†ProAssurance		1,390	81,371
Protective Life		2,988	65,706
Prudential Financial		5,500	332,750
Torchmark		4,050	216,716
Travelers		16,950	914,282
			2,859,941
Internet & Catalog Retail–0.24%
Expedia		2,650	66,144
†priceline.com		3,400	867,000
			933,144
Internet Software & Services–0.73%
†Google Class A		2,774	1,572,885
†j2 Global Communications		3,250	76,050
†Liquidity Services		3,470	40,044
†NIC		7,640	60,127
†QuinStreet		2,290	38,953
†SAVVIS		3,710	61,215
†ValueClick		6,840	69,358
†VeriSign		35,100	912,951
†Vocus		4,040	68,882
			2,900,465
IT Services–0.61%
iGate		7,610	74,045
infoGROUP		6,960	54,288
MasterCard Class A		3,550	901,700
†RightNow Technologies		3,600	64,296
Sapient		9,350	85,459
†TeleTech Holdings		3,980	67,978
Visa Class A		12,800	1,165,184
			2,412,950
Life Sciences Tools & Services–0.07%
†Affymetrix		6,630	48,664
†Thermo Fisher Scientific		4,550	234,052
			282,716
Machinery–0.14%
Barnes Group		3,630	70,640
†Chart Industries		3,590	71,800
†Columbus McKinnon		4,200	66,654
Deere		2,600	154,596
ESCO Technologies		1,120	35,627
†Kadant		2,690	38,763
Lincoln Electric Holdings		2,350	127,676
			565,756
Media–0.41%
†Carmike Cinemas		2,460	34,120
Comcast Class A		40,000	752,800
†DIRECTV Class A		1,100	37,191
†Knology		3,990	53,626
Meredith		5,200	178,932
National CineMedia		3,550	61,273
Time Warner Cable		4,800	255,888
†Viacom Class B		7,750	266,445
			1,640,275
Metals & Mining–0.16%
AK Steel Holding		5,150	117,729
Alcoa		12,500	178,000
Haynes International		1,980	70,349
United States Steel		4,400	279,488
			645,566
Multiline Retail–0.02%
Nordstrom		2,300	93,955
			93,955
Multi-Utilities–0.06%
NorthWestern		2,450	65,685
Sempra Energy		3,400	169,660
			235,345
Office Electronics–0.17%
Xerox		70,800	690,300
			690,300
Oil, Gas & Consumable Fuels–1.59%
Anadarko Petroleum		1,900	138,377
Berry Petroleum		2,900	81,664
†Carrizo Oil & Gas		3,230	74,129
Chevron		12,464	945,144
ConocoPhillips		24,600	1,258,781
Devon Energy		2,550	164,297
EOG Resources		10,993	1,021,688
Exxon Mobil		12,400	830,552
Marathon Oil		19,815	626,947
Occidental Petroleum		3,650	308,571
Penn Virginia		2,230	54,635
†Rosetta Resources		3,550	83,603
†Swift Energy		2,410	74,083
Williams		28,300	653,730
			6,316,201
Paper & Forest Products–0.02%
†KapStone Paper & Packaging Class A		6,060	71,932
			71,932
Personal Products–0.02%
†Prestige Brands Holdings		7,070	63,630
			63,630
Pharmaceuticals–1.25%
Abbott Laboratories		4,400	231,792
Allergan		17,500	1,143,100
Bristol-Myers Squibb		25,800	688,860
†Inspire Pharmaceuticals		5,330	33,259
Johnson & Johnson		12,388	807,698
Merck		26,200	978,570
Pfizer		62,592	1,073,453
			4,956,732
Professional Services–0.08%
Administaff		2,500	53,350
†CRA International		1,870	42,860
Diamond Management & Technology Consultants		3,740	29,359
†Kforce		4,280	65,099
Manpower		2,150	122,808
			313,476
Real Estate Investment Trusts–0.17%
BioMed Realty Trust		1,810	29,937
DuPont Fabros Technology		1,660	35,839
EastGroup Properties		2,080	78,499
Entertainment Properties Trust		2,310	95,010
Home Properties		2,300	107,640
Host Hotels & Resorts		10,728	157,166
Sovran Self Storage		2,280	79,481
Tanger Factory Outlet Centers		2,210	95,384
			678,956
Road & Rail – 0.12%
Norfolk Southern		4,250	237,533
Union Pacific		3,150	230,895
			468,428
Semiconductors & Semiconductor Equipment–0.48%
†Amkor Technology		10,110	71,478
†Applied Micro Circuits		6,690	57,735
†Atheros Communications		2,680	103,743
Intel		53,004	1,179,868
†IXYS		6,970	59,524
†MEMC Electronic Materials		18,600	285,138
†ON Semiconductor		10,600	84,800
†Semtech		3,550	61,877
			1,904,163
Software–1.03%
†Adobe Systems		19,300	682,641
American Software Class A		5,330	30,967
†Informatica		3,830	102,874
†Intuit		28,000	961,519
†JDA Software Group		3,090	85,964
†Lawson Software		11,010	72,776
†McAfee		4,000	160,520
Microsoft		24,050	703,944
†Nuance Communications		8,750	145,600
†Progress Software		3,070	96,490
Quality Systems		1,550	95,232
†Radiant Systems		5,720	81,624
†Smith Micro Software		5,630	49,769
†SolarWinds		1,960	42,454
†SS&C Technologies Holdings		1,800	27,144
†Symantec		43,905	742,873
			4,082,391
Specialty Retail–0.84%
Big 5 Sporting Goods		2,720	41,398
†Citi Trends		2,480	80,451
†DSW Class A		2,820	71,995
Guess		5,150	241,947
†Gymboree		1,960	101,195
†Jo-Ann Stores		2,330	97,813
†Jos. A. Bank Clothiers		960	52,464
Lowe's		55,100	1,335,624
Staples		35,000	818,650
Tractor Supply		1,680	97,524
†Ulta Salon Cosmetics & Fragrance		4,670	105,635
†Urban Outfitters		7,350	279,521
			3,324,217
Textiles, Apparel & Luxury Goods–0.41%
†G-III Apparel Group		3,610	99,492
†Iconix Brand Group		4,850	74,496
Jones Apparel Group		4,100	77,982
NIKE Class B		11,400	837,899
†Perry Ellis International		3,310	74,972
Phillips-Van Heusen		7,660	439,378
			1,604,219
Thrifts & Mortgage Finance–0.05%
Dime Community Bancshares		6,720	84,874
Flushing Financial		4,840	61,274
Provident Financial Services		5,420	64,498
			210,646
Trading Companies & Distributors–0.03%
Applied Industrial Technologies		3,080	76,538
†Titan Machinery		3,260	44,629
			121,167
Wireless Telecommunication Services–0.26%
†Crown Castle International		26,900	1,028,387
			1,028,387
Total U.S. Markets (Cost $65,453,490)			81,009,640

§Developed Markets–9.43%
Aerospace & Defense–0.18%
Finmeccanica		53,489	713,832
			713,832
Air Freight & Logistics–0.18%
Deutsche Post		40,800	705,966
			705,966
Airlines–0.20%
Singapore Airlines		70,979	771,234
			771,234
Auto Components–0.22%
†Autoliv		16,900	870,857
			870,857
Automobiles–0.37%
Bayerische Motoren Werke		15,665	724,184
Toyota Motor		18,700	749,080
			1,473,264
Beverages–0.17%
Coca-Cola Amatil		66,125	682,571
			682,571
Building Products–0.36%
Asahi Glass		73,000	822,217
Cie de Saint-Gobain		12,840	617,433
			1,439,650
Capital Markets–0.20%
†UniCredito		261,080	771,430
			771,430
Chemicals–0.27%
Agrium		5,100	360,213
Syngenta ADR		12,600	699,425
			1,059,638
Commercial Banks–0.74%
Banco Santander		54,371	722,666
Mitsubishi UFJ Financial Group		142,200	745,299
Nordea Bank		66,131	652,640
Standard Chartered		29,029	792,125
			2,912,730
Communications Equipment–0.22%
Nokia		54,941	855,659
			855,659
Construction Materials–0.18%
Lafarge		10,217	719,012
			719,012
Diversified Financial Services–0.03%
First Pacific		165,607	107,287
			107,287
Diversified Telecommunication Services–0.32%
Philippine Long Distance Telephone ADR		2,200	117,216
Telstra		116,117	318,564
TELUS		22,445	835,471
			1,271,251
Electronic Equipment, Instruments & Components–0.19%
Koninklijke Philips Electronics		23,355	748,920
			748,920
Energy Equipment & Services–0.22%
†Nabors Industries		5,700	111,891
†Transocean		8,600	742,867
			854,758
Food & Staples Retailing–0.17%
Metro		11,493	681,822
			681,822
Food Products–0.52%
Chaoda Modern Agriculture Holdings		654,000	696,600
Greggs		80,656	595,880
Parmalat		275,600	754,771
			2,047,251
Hotels, Restaurants & Leisure–0.07%
Round One		44,100	290,101
			290,101
Household Durables–0.15%
Techtronic Industries		737,500	598,416
			598,416
Industrial Conglomerates–0.19%
Tomkins		210,783	754,312
			754,312
Insurance–0.22%
Aspen Insurance Holdings		6,020	173,617
Assured Guaranty		3,870	85,024
AXA		24,692	549,319
Max Capital Group		3,180	73,108
			881,068
IT Services–0.41%
Accenture Class A		2,750	115,363
†CGI Group		101,879	1,524,925
			1,640,288
Machinery – 0.21%
Vallourec		4,147	836,312
			836,312
Media–0.69%
Publicis Groupe		14,444	618,084
Teleperformance		24,180	832,859
†Tom Group		764,000	75,768
Vivendi		30,324	811,625
WPP		39,105	405,345
			2,743,681
Metals & Mining–0.19%
Alumina ADR		9,600	60,096
†Anglo American ADR		12,600	274,652
ArcelorMittal		9,513	417,486
			752,234
Multiline Retail–0.30%
Don Quijote		25,200	629,124
PPR		4,153	552,945
			1,182,069
Multi-Utilities–0.17%
National Grid		69,862	680,157
			680,157
Oil, Gas & Consumable Fuels–0.31%
CNOOC		481,000	791,729
Noble		3,050	127,551
Total		5,620	326,270
			1,245,550
Pharmaceuticals–0.91%
Astellas Pharma		19,000	687,935
AstraZeneca		6,469	288,443
†Eurand		6,780	76,478
Novartis		9,736	525,883
Novo Nordisk ADR		11,700	902,304
Novo Nordisk Class B		5,399	418,985
Sanofi-Aventis		9,389	699,930
			3,599,958
Real Estate Management & Development–0.03%
Franshion Properties China		394,000	133,969
			133,969
Specialty Retail – 0.14%
Esprit Holdings		69,475	548,069
			548,069
Textiles, Apparel & Luxury Goods–0.16%
=Yue Yuen Industrial Holdings		184,000	639,855
			639,855
Trading Companies & Distributors–0.19%
ITOCHU		84,142	737,109
			737,109
Wireless Telecommunication Services–0.35%
China Mobile ADR		6,200	298,344
China Unicom Hong Kong ADR		36,500	406,975
Vodafone Group		296,448	684,079
			1,389,398
Total Developed Markets (Cost $31,797,180)			37,339,678

XEmerging Markets–5.44%
Air Freight & Logistics–0.02%
Sinotrans Class H		258,000	71,443
			71,443
Automobiles–0.03%
Oriental Holdings		67,800	127,758
			127,758
Beverages–0.05%
Fomento Economico Mexicano ADR		4,100	194,873
			194,873
Chemicals–0.17%
Braskem ADR		12,200	176,534
Formosa Chemicals & Fibre		103,000	241,093
Israel Chemicals		12,800	173,172
Sinopec Shanghai Petrochemical		156,114	61,929
			652,728
Commercial Banks–0.51%
Banco Bradesco ADR		4,730	87,174
Banco Santander Brasil ADR		15,600	193,908
Bangkok Bank		32,900	139,924
Hong Leong Bank		68,800	182,428
Itau Unibanco Holding ADR		7,180	157,888
OTP Bank		3,265	114,196
Sberbank		155,324	455,099
Standard Bank Group		19,878	312,485
Turkiye Is Bankasi		57,739	187,899
VTB Bank GDR		30,400	167,200
			1,998,201
Construction & Engineering–0.08%
Alarko Holding		63,689	161,110
†Empresas		50,662	129,689
†Metallurgical Corporation of China Class H		68,000	37,222
			328,021
Construction Materials–0.16%
Cemex ADR		15,700	160,297
Siam Cement NVDR		60,200	478,546
			638,843
Diversified Financial Services–0.21%
KB Financial Group ADR		9,522	456,675
†Polaris Securities		86,000	44,703
Tongaat Hulett		10,699	151,166
Yazicilar Holding Class A		27,159	170,862
			823,406
Diversified Telecommunication Services–0.35%
†Blue Label Telecoms		20,221	13,314
China Telecom		282,000	139,107
Chunghwa Telecom ADR		47,090	914,959
KT ADR		15,500	321,780
			1,389,160
Electric Utilities–0.40%
Centrais Eletricas Brasileiras		51,500	761,462
Centrais Eletricas Brasileiras ADR		15,700	235,500
Enea		4,737	31,061
Korea Electric Power ADR		29,700	482,328
Pampa Energia ADR		3,000	34,140
†Polska Grupa Energetyczna		6,024	48,717
			1,593,208
Electronic Equipment, Instruments & Components–0.03%
LG Display ADR		7,000	123,760
			123,760
Food & Staples Retailing–0.03%
President Chain Store		45,712	114,055
			114,055
Food Products–0.16%
Brazil Foods ADR		5,800	318,652
CJ		2,590	154,285
Lotte Confectionery		150	174,864
			647,801
Hotels, Restaurants & Leisure–0.03%
Sun International		9,434	119,122
			119,122
Household Durables–0.04%
†Turk Sise ve Cam Fabrikalari		115,322	145,102
			145,102
Independent Power Producers & Energy Traders–0.06%
AES Tiete		19,400	190,538
†Huadian Power International		228,000	57,262
			247,800
Industrial Conglomerates–0.01%
Fosun International		26,670	21,331
			21,331
Internet Software & Services–0.17%
†Sina		4,000	150,760
†SK Communications		5,891	65,082
†Sohu.com		8,700	475,020
			690,862
IT Services–0.05%
†Shanda Games ADR		10,000	72,000
Travelsky Technology		158,000	132,069
			204,069
Machinery–0.02%
Hyundai Elevator		1,391	65,035
			65,035
Media–0.11%
†Focus Media Holding ADR		12,500	228,250
Grupo Televisa ADR		10,600	222,812
			451,062
Metals & Mining–0.66%
ArcelorMittal South Africa		15,527	197,144
Cia de Minas Buenaventura ADR		7,300	226,081
Gold Fields ADR		14,000	176,680
Impala Platinum Holdings		6,384	187,404
MMC Norilsk Nickel ADR		5,261	97,644
POSCO ADR		1,300	152,113
Vale ADR		49,300	1,586,968
			2,624,034
Oil, Gas & Consumable Fuels–1.10%
China Petroleum & Chemical ADR		1,400	115,136
Gazprom ADR		24,400	572,180
LUKOIL ADR		6,200	351,540
PetroChina ADR		3,100	363,382
Petroleo Brasileiro ADR		34,600	1,451,154
Polski Koncern Naftowy Orlen		13,426	182,373
@PTT Exploration & Production		36,900	169,491
#Reliance Industries GDR 144A		6,400	307,352
Sasol ADR		7,400	305,398
SK Energy		2,074	222,715
SK Holdings		587	52,140
Surgutneftegaz ADR		13,100	129,821
†Tambang Batubara Bukit Asam		78,000	149,307
			4,371,989
Paper & Forest Products–0.06%
†Fibria Celulose ADR		10,147	222,017
			222,017
Real Estate Management & Development–0.10%
Cyrela Brazil Realty		4,817	56,409
@IRSA Inversiones y Representaciones ADR		11,600	125,280
KLCC Property Holdings		105,500	108,464
†UEM Land Holdings		194,900	101,085
			391,238
Semiconductors & Semiconductor Equipment–0.36%
Samsung Electronics		1,352	977,450
Taiwan Semiconductor Manufacturing		112,594	218,147
United Microelectronics		444,000	235,690
			1,431,287
Specialty Retail–0.04%
JD Group		23,626	143,409
			143,409
Wireless Telecommunication Services–0.43%
America Movil ADR		5,500	276,870
Mobile Telesystems ADR		3,200	177,600
SK Telecom ADR		22,600	390,076
Tim Participacoes ADR		5,100	141,576
Turkcell Iletisim Hizmet ADR		15,100	227,406
Vodacom Group		65,715	501,201
			1,714,729
Total Emerging Markets (Cost $16,993,264)			21,546,343
Total Common Stock (Cost $114,243,934)			139,895,661

Convertible Preferred Stock– 0.05%
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10		1,500	174,000
Merck 6.00% exercise price $52.85, expiration date 8/13/10		52	13,078
Total Convertible Preferred Stock (Cost $165,829)			187,078

Exchange-Traded Funds–6.64%
iShares MSCI EAFE Growth Index Fund		264,830	14,999,971
iShares MSCI EAFE Index Fund		182,900	10,242,400
Vanguard Europe Pacific		31,000	1,073,220
Total Exchange-Traded Funds (Cost $22,361,038)			26,315,591

Preferred Stock–0.34%
•Bank of America 8.125%		265,000	270,719
•PNC Financial Services Group 8.25%		800,000	836,253
@Transneft		200	232,000
Total Preferred Stock (Cost $1,164,437)			1,338,972
		Principal
		Amount
Agency Collateralized Mortgage Obligations–0.47%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		88,290	95,434
Fannie Mae REMICs Series 2003-122 AJ 4.50% 2/25/28		120,954	125,238
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		197,159	216,135
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31		20,542	22,408
Series 2557 WE 5.00% 1/15/18		25,000	26,835
Series 2622 PE 4.50% 5/15/18		25,000	26,473
Series 2662 MA 4.50% 10/15/31		184,102	191,523
Series 2694 QG 4.50% 1/15/29		25,000	26,139
Series 2762 LG 5.00% 9/15/32		25,000	26,488
Series 2890 PC 5.00% 7/15/30		25,000	26,604
Series 3128 BC 5.00% 10/15/27		25,000	26,346
Series 3131 MC 5.50% 4/15/33		285,000	305,275
Series 3337 PB 5.50% 7/15/30		350,000	366,796
Series 3416 GK 4.00% 7/15/22		222,790	231,252
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		150,886	165,904
Total Agency Collateralized Mortgage Obligations (Cost $1,793,797)			1,878,850

Agency Mortgage-Backed Securities–4.58%
Fannie Mae 6.50% 8/1/17		94,640	102,082
•Fannie Mae ARM
4.995% 8/1/35		20,231	21,336
5.139% 11/1/35		148,989	156,815
5.353% 4/1/36		188,986	197,795
Fannie Mae Relocation 15 yr 4.00% 9/1/20		409,836	403,714
Fannie Mae Relocation 30 yr
4.00% 3/1/35		366,505	352,481
5.00% 1/1/34		147,327	150,930
5.00% 10/1/35		121,869	124,850
5.00% 2/1/36		465,316	476,696
Fannie Mae S.F. 15 yr
4.50% 6/1/23		451,335	469,040
5.50% 6/1/23		459,474	492,056
Fannie Mae S.F. 15 yr TBA
4.50% 4/1/25		1,555,000	1,612,827
5.50% 4/1/25		2,200,000	2,352,968
Fannie Mae S.F. 30 yr
5.00% 9/1/35		22,954	23,745
5.00% 12/1/36		172,903	178,860
5.00% 12/1/37		149,148	154,069
5.00% 1/1/38		238,827	246,706
5.00% 2/1/38		131,342	135,675
5.00% 11/1/38		363,048	375,026
5.50% 4/1/37		838,911	885,148
6.50% 2/1/36		323,943	355,470
6.50% 6/1/36		310,162	337,063
6.50% 10/1/36		234,643	254,995
6.50% 8/1/37		30,138	32,705
6.50% 12/1/37		318,180	345,279
7.00% 12/1/37		221,395	245,766
7.50% 6/1/31		35,156	39,803
7.50% 1/15/32		15,336	17,356
•Freddie Mac ARM
2.643% 12/1/33		18,248	18,884
3.417% 4/1/34		29,017	30,242
5.693% 7/1/36		156,269	164,989
5.909% 6/1/37		12,907	13,690
Freddie Mac S.F. 15 yr
4.00% 2/1/14		76,814	78,905
4.50% 5/1/20		20,540	21,589
5.00% 6/1/18		171,299	182,062
Freddie Mac S.F. 15 yr. TBA 5.00% 4/1/25		1,550,000	1,636,219
Freddie Mac S.F. 30 yr
4.50% 10/1/35		30,369	30,605
7.00% 11/1/33		5,647	6,330
Freddie Mac S.F. 30 yr TBA
5.50% 4/1/40		775,000	818,352
6.00% 4/1/40		2,745,000	2,945,301
6.50% 4/1/40		1,285,000	1,396,835
GNMA I S.F. 30 yr 7.00% 12/15/34		234,546	258,414
Total Agency Mortgage-Backed Securities (Cost $17,841,917)			18,143,673

Commercial Mortgage-Backed Securities–2.24%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		200,000	211,500
Series 2007-1A D 5.957% 4/15/37		55,000	57,888
•Bank of America Commercial Mortgage Securities
Series 2004-3 A5 5.595% 6/10/39		190,000	199,325
Series 2005-1 A5 5.299% 11/10/42		225,000	235,074
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40		540,000	552,916
•Series 2005-T20 A4A 5.297% 10/12/42		200,000	206,671
•Series 2006-PW12 A4 5.906% 9/11/38		280,000	292,478
Series 2006-PW14 A4 5.201% 12/11/38		300,000	299,884
Series 2007-PW15 A4 5.331% 2/11/44		350,000	337,221
•Series 2007-PW16 A4 5.908% 6/11/40		105,000	103,646
•Series 2007-T28 A4 5.742% 9/11/42		235,000	242,041
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/16/34		263,796	269,147
•Series 2005-C6 A5A 5.116% 6/10/44		300,000	310,159
Series 2006-C7 A2 5.69% 6/10/46		290,000	297,647
#Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36		190,000	200,925
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		120,000	127,545
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38		295,000	307,678
Series 2005-GG4 A4 4.761% 7/10/39		220,000	218,324
Series 2005-GG4 A4A 4.751% 7/10/39		255,000	257,457
•Series 2006-GG6 A4 5.553% 4/10/38		275,000	276,384
•@#Series 2006-RR3 A1S 144A 5.763% 7/18/56		425,000	127,500
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36		135,000	141,944
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		310,000	326,647
Series 2003-C1 A2 4.985% 1/12/37		330,000	345,953
•Series 2005-LDP4 A4 4.918% 10/15/42		265,000	267,767
•Series 2005-LDP5 A4 5.344% 12/15/44		360,000	372,673
Series 2006-LDP9 A2 5.134% 5/15/47		150,000	152,289
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		235,000	251,362
Series 2004-C1 A4 4.568% 1/15/31		190,000	192,856
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		275,000	106,663
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31		88,701	88,514
Series 2007-IQ14 A4 5.692% 4/15/49		260,000	238,446
Series 2007-T27 A4 5.802% 6/11/42		500,000	517,043
Morgan Stanley Dean Witter Capital I
•#Series 2001-TOP1 E 144A 7.592% 2/15/33		100,000	100,962
Series 2003-TOP9 A2 4.74% 11/13/36		125,000	129,784
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48		480,000	492,938
Total Commercial Mortgage-Backed Securities (Cost $8,635,916)			8,857,251

Convertible Bonds–1.85%
Aerospace & Defense–0.06%
L-3 Communications Holdings 3.00% exercise price $100.14, expiration date 8/1/35		220,000	232,650
			232,650
Biotechnology–0.11%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		420,000	427,875
			427,875
Capital Markets–0.07%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29		265,000	264,669
			264,669
Computers & Peripherals–0.10%
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13		440,000	382,250
			382,250
Diversified Telecommunication Services–0.15%
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		205,000	200,644
Qwest Communications International 3.50% exercise price $4.92, expiration date 11/15/25		335,000	378,550
			579,194
Energy Equipment & Services–0.07%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		301,000	269,395
			269,395
Health Care Equipment & Supplies–0.20%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		406,000	365,400
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13		420,000	446,250
			811,650
Household Durables–0.04%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24		176,000	171,600
			171,600
Internet Software & Services–0.10%
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		460,000	418,025
			418,025
IT Services–0.01%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		40,000	37,800
			37,800
Metals & Mining–0.01%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24		40,000	36,400
			36,400
Oil, Gas & Consumable Fuels–0.06%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		335,000	245,388
			245,388
Paper & Forest Products–0.22%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		425,000	465,906
#Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		350,000	424,375
			890,281
Real Estate Investment Trusts–0.38%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26		180,000	178,875
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29		373,000	512,408
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27		235,000	264,081
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		180,000	191,387
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		320,000	350,400
			1,497,151
Semiconductors & Semiconductor Equipment–0.12%
Intel 2.95% exercise price $31.14, expiration date 12/15/35		155,000	152,869
Linear Technology 3.00% exercise price $46.13, expiration date 5/1/27		325,000	317,687
			470,556
Wireless Telecommunication Services–0.15%
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		350,000	306,249
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		150,000	142,313
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14		105,000	143,063
			591,625
Total Convertible Bonds (Cost $6,499,925)			7,326,509

Corporate Bonds–29.73%
Aerospace & Defense–0.00%
L-3 Communications 6.125% 7/15/13		3,000	3,060
			3,060
Airlines–0.03%
#United Air Lines 144A 12.00% 11/1/13		100,000	104,000
			104,000
Auto Components–0.54%
#Allison Transmission 144A 11.00% 11/1/15		490,000	524,300
America Axle & Manufacturing
5.25% 2/11/14		230,000	211,025
7.875% 3/1/17		115,000	107,813
ArvinMeritor 8.125% 9/15/15		330,000	320,100
Goodyear Tire & Rubber 10.50% 5/15/16		386,000	418,810
Tenneco 8.625% 11/15/14		315,000	321,300
#TRW Automotive 144A 7.25% 3/15/17		250,000	242,500
			2,145,848
Automobiles–0.22%
Ford Motor 7.45% 7/16/31		565,000	536,750
#Volvo Treasury 144A 5.95% 4/1/15		315,000	321,311
			858,061
Building Products–0.23%
•#C8 Capital 144A 6.64% 12/31/49		215,000	149,891
Ply Gem Industries
11.75% 6/15/13		195,000	206,700
#144A 13.125% 7/15/14		285,000	297,112
#Voto-Votorantim Overseas Trading Operations 144A 6.625% 9/25/19		262,000	263,965
			917,668
Capital Markets–1.46%
Bank of New York Mellon 4.95% 3/15/15		460,000	489,977
#Cemex Finance 144A 9.50% 12/14/16		115,000	119,600
Credit Suisse/New York 6.00% 2/15/18		460,000	487,803
E Trade Financial PIK 12.50% 11/30/17		281,000	337,200
Goldman Sachs Group
5.375% 3/15/20		735,000	729,590
5.95% 1/18/18		150,000	157,617
6.25% 9/1/17		457,000	492,193
Jefferies Group
6.25% 1/15/36		300,000	256,099
6.45% 6/8/27		400,000	358,168
Lazard Group
6.85% 6/15/17		511,000	520,730
7.125% 5/15/15		36,000	37,840
Morgan Stanley
5.375% 10/15/15		655,000	681,124
6.00% 4/28/15		350,000	375,335
6.25% 8/28/17		420,000	441,486
Nuveen Investments 10.50% 11/15/15		307,000	299,325
			5,784,087
Chemicals–0.69%
Cytec Industries 8.95% 7/1/17		420,000	507,608
Dow Chemical 8.55% 5/15/19		820,000	993,623
#Hexion Finance Escrow 144A 8.875% 2/1/18		190,000	188,100
Hexion U.S. Finance/Nova Scotia 9.75% 11/15/14		250,000	256,250
Huntsman International
7.375% 1/1/15		185,000	184,538
7.875% 11/15/14		207,000	210,105
#MacDermid 144A 9.50% 4/15/17		211,000	217,858
#Momentive Performance Material 144A 12.50% 6/15/14		165,000	187,275
			2,745,357
Commercial Banks–3.04%
•BAC Capital Trust XIV 5.63% 12/31/49		506,000	384,560
#Banco Santander 144A 4.50% 4/6/15		111,000	110,745
#Barclays Bank 144A 6.05% 12/4/17		1,330,000	1,373,679
BB&T 5.25% 11/1/19		680,000	684,956
•BB&T Captital Trust IV 6.82% 6/12/57		330,000	312,675
@#CoBank ACB 144A 7.875% 4/16/18		250,000	270,381
Credit Suisse 5.40% 1/14/20		170,000	171,652
JPMorgan Chase Bank
5.875% 6/13/16		250,000	269,304
6.00% 10/1/17		285,000	304,315
KeyBank 6.95% 2/1/28		615,000	562,814
#Lloyds TSB Bank 144A 5.80% 1/13/20		885,000	865,070
PNC Bank 6.875% 4/1/18		500,000	555,370
PNC Funding
5.125% 2/8/20		490,000	494,544
5.25% 11/15/15		2,000	2,105
5.625% 2/1/17		5,000	5,166
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		400,000	315,094
•#Rabobank Nederland 144A 11.00% 12/29/49		640,000	826,004
Regions Financial 7.75% 11/10/14		530,000	558,172
Silicon Valley Bank
5.70% 6/1/12		250,000	261,420
6.05% 6/1/17		500,000	469,017
U.S. Bank North America 4.95% 10/30/14		250,000	266,421
•USB Capital IX 6.189% 10/29/49		575,000	497,375
#VTB Capital 144A 6.875% 5/29/18		110,000	115,088
Wachovia
5.25% 8/1/14		105,000	110,397
5.625% 10/15/16		360,000	379,902
•Wells Fargo Capital XIII 7.70% 12/29/49		1,190,000	1,234,624
Zions Bancorporation
5.50% 11/16/15		204,000	189,944
5.65% 5/15/14		223,000	204,227
6.00% 9/15/15		2,000	1,842
7.75% 9/23/14		225,000	227,151
			12,024,014
Commercial Services & Supplies–0.92%
Allied Waste North America
6.875% 6/1/17		425,000	463,909
7.125% 5/15/16		495,000	538,362
ARAMARK 8.50% 2/1/15		320,000	328,800
#Brambles USA 144A
3.95% 4/1/15		225,000	226,358
5.35% 4/1/20		220,000	221,606
Casella Waste Systems
9.75% 2/1/13		105,000	105,525
#144A 11.00% 7/15/14		175,000	188,563
Cornell 10.75% 7/1/12		1,000	1,016
Corrections Corporation of America 7.75% 6/1/17		166,000	174,300
FTI Consulting
7.625% 6/15/13		307,000	312,373
7.75% 10/1/16		2,000	2,050
Global Cash Access/Finance 8.75% 3/15/12		109,000	109,681
Interface
9.50% 2/1/14		70,000	72,450
#144A 11.375% 11/1/13		65,000	73,613
International Lease Finance 6.625% 11/15/13		500,000	487,018
Iron Mountain
6.625% 1/1/16		2,000	1,995
8.00% 6/15/20		309,000	318,270
Mobile Mini 6.875% 5/1/15		32,000	30,000
			3,655,889
Consumer Finance–0.45%
Capital One Bank 8.80% 7/15/19		1,020,000	1,234,463
Ford Motor Credit 12.00% 5/15/15		370,000	442,472
#National Money Mart 144A 10.375% 12/15/16		100,000	106,625
			1,783,560
Containers & Packaging–0.54%
BWAY 10.00% 4/15/14		162,000	174,960
Crown Americas 7.625% 11/15/13		75,000	77,625
Graham Packaging 9.875% 10/15/14		398,000	414,914
Graphic Packaging International 9.50% 8/15/13		225,000	231,750
#Greif 144A 7.75% 8/1/19		115,000	120,175
Intertape Polymer 8.50% 8/1/14		116,000	99,760
#Plastipak Holdings 144A
8.50% 12/15/15		3,000	3,068
10.625% 8/15/19		280,000	312,900
Pregis 12.375% 10/15/13		373,000	380,460
Smurfit Kappa Funding 7.75% 4/1/15		140,000	137,900
Solo Cup 8.50% 2/15/14		183,000	179,798
			2,133,310
Diversified Consumer Services–0.14%
Yale University 2.90% 10/15/14		560,000	565,334
			565,334
Diversified Financial Services–2.69%
#Achmea Hypotheekbank 144A 3.20% 11/3/14		975,000	988,479
AgriBank FCB 9.125% 7/15/19		405,000	461,493
AMH Holdings 11.25% 3/1/14		115,000	118,881
Bank of America
5.30% 3/15/17		255,000	252,787
5.75% 12/1/17		160,000	164,297
6.10% 6/15/17		865,000	891,639
•Bear Stearns 4.63% 12/7/12	AUD	990,000	889,450
Capital One Capital V 10.25% 8/15/39		280,000	332,581
Capitial One Capital VI 8.875% 5/15/40		70,000	76,810
#CDP Financial 144A 5.60% 11/25/39		535,000	521,967
Citigroup
6.01% 1/15/15		855,000	899,166
6.375% 8/12/14		715,000	764,562
6.50% 8/19/13		2,000	2,158
•Citigroup Capital XXI 8.30% 12/21/57		135,000	137,363
Export-Import Bank of Korea 5.875% 1/14/15		245,000	264,650
General Electric Capital
6.00% 8/7/19		1,467,000	1,552,912
6.75% 3/15/32		2,000	2,122
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		130,000	101,400
JPMorgan Chase Capital XVIII 6.95% 8/17/36		135,000	132,710
JPMorgan Chase Capital XXII 6.45% 2/2/37		250,000	232,810
JPMorgan Chase Capital XXV 6.80% 10/1/37		482,000	481,278
Korea Development Bank 4.375% 8/10/15		380,000	386,138
#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		227,000	235,665
Nederlandse Waterschapsbank 3.00% 3/17/15		100,000	99,323
Rentenbank 6.00% 7/15/14	AUD	320,000	292,145
#TNK-BP Finance 144A 7.25% 2/2/20		102,000	106,845
•#USB Realty 144A 6.091% 12/29/49		300,000	244,875
			10,634,506
Diversified Telecommunication Services–1.52%
AT&T 6.50% 9/1/37		775,000	806,239
Cincinnati Bell
7.00% 2/15/15		211,000	206,253
8.25% 10/15/17		245,000	249,288
#Clearwire Communications 144A 12.00% 12/1/15		5050,000	517,388
#GCI 144A 8.625% 11/15/19		95,000	97,256
#Global Crossing 144A 12.00% 9/15/15		250,000	278,750
Hughes Network Systems/Finance 9.50% 4/15/14		374,000	386,155
Level 3 Financing
9.25% 11/1/14		15,000	14,700
#144A 10.00% 2/1/18		210,000	201,600
#Nordic Telephone Holdings 144A 8.875% 5/1/16		135,000	145,463
PAETEC Holding
8.875% 6/30/17		80,000	82,600
9.50% 7/15/15		195,000	198,413
#Qwest 144A 8.375% 5/1/16		370,000	418,100
Telecom Italia Capital 5.25% 10/1/15		1,165,000	1,194,246
Telesat Canada
11.00% 11/1/15		347,000	387,773
12.50% 11/1/17		68,000	78,540
Verizon Communictions 6.40% 2/15/38		265,000	275,854
#Wind Acquisition Finance 144A
11.75% 7/15/17		155,000	172,050
12.00% 12/1/15		180,000	195,300
Windstream 8.125% 8/1/13		112,000	117,880
			6,023,848
Electric Utilities–1.42%
#American Transmission Systems 144A 5.25% 1/15/22		385,000	386,715
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		650,000	711,750
Edison Mission Energy
7.20% 5/15/19		4,000	2,780
7.50% 6/15/13		220,000	191,950
#Electricite de France 144A 4.60% 1/27/20		310,000	306,177
Illinois Power 9.75% 11/15/18		1,117,000	1,433,809
#Majapahit Holding 144A 8.00% 8/7/19		393,000	433,774
Mirant Americas Generation 8.50% 10/1/21		175,000	165,375
Mirant North America 7.375% 12/31/13		1,000	1,003
Pennsylvania Electric 5.20% 4/1/20		585,000	586,894
PPL Electric Utilities 7.125% 11/30/13		175,000	202,701
Public Service Company of Oklahoma 5.15% 12/1/19		735,000	742,861
•Puget Sound Energy 6.974% 6/1/67		230,000	205,531
Southwestern Electric Power 6.20% 3/15/40		130,000	130,135
Texas Competitive Electric Holdings 10.25% 11/1/15		163,000	114,100
			5,615,555
Electronic Equipment, Instruments & Components–0.11%
Jabil Circuit 7.75% 7/15/16		85,000	89,888
Sanmina-SCI 8.125% 3/1/16		323,000	326,633
			416,521
Energy Equipment & Services–0.65%
Cie Generale de Geophysique-Veritas 7.75% 5/15/17		235,000	236,175
Complete Production Services 8.00% 12/15/16		227,000	225,865
#Gibson Energy/GEP Midstream Finance 144A 10.00% 1/15/18		75,000	74,063
#Helix Energy Solutions Group 144A 9.50% 1/15/16		313,000	323,955
#Hercules Offshore 144A 10.50% 10/15/17		230,000	230,575
Key Energy Services 8.375% 12/1/14		300,000	304,875
Pride International 8.50% 6/15/19		480,000	544,800
Weatherford International 9.625% 3/1/19		490,000	621,011
			2,561,319
Food & Staples Retailing–0.49%
◆#CVS Pass Through Trust 144A 8.353% 7/10/31		959,336	1,117,105
Ingles Markets 8.875% 5/15/17		139,000	145,950
New Albertsons 7.25% 5/1/13		1,000	1,055
Rite Aid 9.375% 12/15/15		190,000	164,350
Supervalu
7.50% 11/15/14		145,000	147,900
8.00% 5/1/16		266,000	270,655
#Tops Markets 144A 10.125% 10/15/15		90,000	94,050
			1,941,065
Food Products–0.35%
#Dole Food 144A 8.00% 10/1/16		290,000	298,700
#JBS USA Finance 144A 11.625% 5/1/14		26,000	29,770
Kraft Foods 5.375% 2/10/20		540,000	549,875
Smithfield Foods
7.75% 5/15/13		148,000	150,220
7.75% 7/1/17		90,000	88,875
#144A 10.00% 7/15/14		85,000	95,200
#Tyson Foods 144A 10.50% 3/1/14		4,000	4,770
#Viskase 144A 9.875% 1/15/18		170,000	172,975
			1,390,385
Gas Utilities–0.00%
AmeriGas Partners 7.125% 5/20/16		2,000	2,030
Inergy Finance 8.25% 3/1/16		2,000	2,070
			4,100
Health Care Equipment & Supplies–0.96%
Accellent 10.50% 12/1/13		260,000	265,200
Bausch & Lomb 9.875% 11/1/15		163,000	173,188
Beckman Coulter
6.00% 6/1/15		420,000	457,735
7.00% 6/1/19		160,000	180,066
Biomet 11.625% 10/15/17		82,000	92,250
Biomet PIK 10.375% 10/15/17		118,000	130,390
#CareFusion 144A 6.375% 8/1/19		790,000	865,440
DJO Finance 10.875% 11/15/14		170,000	185,513
Hospira 6.40% 5/15/15		820,000	910,409
Inverness Medical Innovations 9.00% 5/15/16		205,000	209,613
#Novasep Holding 144A 9.75% 12/15/16		350,000	341,469
Universal Hospital Services PIK 8.50% 6/1/15		3,000	3,000
			3,814,273
Health Care Providers & Services–0.41%
Medco Health Solutions 7.125% 3/15/18		590,000	673,705
Select Medical 7.625% 2/1/15		235,000	225,013
Tenet Healthcare 7.375% 2/1/13		163,000	165,445
UnitedHealth Group 5.80% 3/15/36		179,000	168,170
•US Oncology Holdings PIK 6.643% 3/15/12		403,463	384,299
			1,616,632
Hotels, Restaurants & Leisure–0.79%
#Equinox Holdings 144A 9.50% 2/1/16		35,000	35,438
#Harrahs Operating 144A 10.00% 12/15/18		345,000	287,212
#Harrahs Operating Escrow 144A 11.25% 6/1/17		133,000	143,973
International Game Technology 7.50% 6/15/19		270,000	306,330
#Landry's Restaurants 144A 11.625% 12/1/15		80,000	86,400
MGM MIRAGE
7.50% 6/1/16		241,000	201,838
7.625% 1/15/17		429,000	359,287
13.00% 11/15/13		72,000	84,240
#144A 10.375% 5/15/14		45,000	49,838
#144A 11.375% 3/1/18		320,000	310,399
Mohegan Tribal Gaming Authority 6.875% 2/15/15		135,000	102,938
#NCL 144A 11.75% 11/15/16		50,000	54,625
OSI Restaurant Partners 10.00% 6/15/15		158,000	156,025
Pinnacle Entertainment
7.50% 6/15/15		290,000	252,300
#144A 8.625% 8/1/17		140,000	137,550
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		135,000	142,425
Royal Caribbean Cruises
6.875% 12/1/13		125,000	126,875
7.00% 6/15/13		15,000	15,263
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		329,000	274,715
Speedway Motorsports 8.75% 6/1/16		4,000	4,280
			3,131,951
Household Durables–0.43%
Beazer Homes USA 8.375% 4/15/12		235,000	235,588
Jarden
7.50% 1/15/20		25,000	25,375
8.00% 5/1/16		241,000	253,652
K Hovnanian Enterprises
6.25% 1/15/15		85,000	67,575
7.50% 5/15/16		155,000	122,450
#144A 10.625% 10/15/16		160,000	171,200
M/I Homes 6.875% 4/1/12		2,000	1,950
Mohawk Industries 6.875% 1/15/16		3,000	3,113
Norcraft Holdings 9.75% 9/1/12		160,000	152,800
Ryland Group 8.40% 5/15/17		135,000	147,488
Standard Pacific 10.75% 9/15/16		180,000	192,375
Yankee Acquisition 9.75% 2/15/17		320,000	331,999
			1,705,565
Independent Power Producers & Energy Traders–0.33%
AES
7.75% 3/1/14		1,000	1,028
8.00% 10/15/17		3,000	3,060
8.00% 6/1/20		620,000	620,774
#144A 8.75% 5/15/13		1,000	1,020
Dynegy Holdings
7.75% 6/1/19		94,000	71,440
8.375% 5/1/16		190,000	158,650
NRG Energy
7.375% 2/1/16		171,000	170,145
7.375% 1/15/17		93,000	92,303
RRI Energy 7.625% 6/15/14		2,000	1,880
TXU 5.55% 11/15/14		245,000	180,075
			1,300,375
Industrial Conglomerates–0.05%
Orion Power Holdings 12.00% 5/1/10		209,000	210,829
			210,829
Insurance–0.41%
MetLife 6.817% 8/15/18		655,000	727,762
•#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	454,000
Prudential Financial 3.875% 1/14/15		460,000	459,632
=◆‡@#Twin Reefs Pass Through Trust 144A 0.449% 12/31/49		200,000	0
			1,641,394
Internet Software & Services–0.13%
#GXS Worldwide 144A 9.75% 6/15/15		355,000	343,463
#Terremark Worldwide 144A 12.25% 6/15/17		135,000	155,925
			499,388
IT Services–0.13%
SunGard Data Systems 10.25% 8/15/15		304,000	321,100
#Unisys 144A 12.75% 10/15/14		155,000	181,544
			502,644
Life Sciences Tools & Services–0.20%
#Bio-Rad Laboratories 144A 8.00% 9/15/16		2,000	2,135
Life Technologies
4.40% 3/1/15		55,000	55,443
6.00% 3/1/20		710,000	728,303
			785,881
Machinery–0.17%
#Case New Holland 144A 7.75% 9/1/13		180,000	187,650
RBS Global/Rexnord 11.75% 8/1/16		158,000	170,245
Terex 8.00% 11/15/17		185,000	180,838
Thermadyne Holdings 11.50% 2/1/14		4,000	4,030
#TriMas 144A 9.75% 12/15/17		130,000	135,200
			677,963
Media–2.92%
Affinion Group 11.50% 10/15/15		145,000	149,350
#Cablevision Systems 144A 8.625% 9/15/17		130,000	138,125
CBS 5.75% 4/15/20		160,000	160,991
CCH II Capital 13.50% 11/30/16		295,000	356,213
#Cengage Learning Acquisitions 144A 10.50% 1/15/15		85,000	82,025
#Cequel Communications Holdings 144A 8.625% 11/15/17		100,000	103,250
Clear Channel Communications 10.75% 8/1/16		210,000	165,375
#Columbus International 144A 11.50% 11/20/14		330,000	363,000
Comcast
4.95% 6/15/16		325,000	339,266
5.15% 3/1/20		150,000	151,640
5.85% 11/15/15		170,000	186,502
6.50% 1/15/15		130,000	146,486
6.95% 8/15/37		135,000	146,511
#Cox Communications 144A
5.875% 12/1/16		205,000	220,588
6.45% 12/1/36		75,000	75,805
6.95% 6/1/38		225,000	244,297
CSC Holdings 6.75% 4/15/12		24,000	25,230
DIRECTV Holdings 7.625% 5/15/16		1,365,000	1,530,688
DISH DBS 7.875% 9/1/19		390,000	407,550
#Interpublic Group 144A 10.00% 7/15/17		250,000	284,063
Lamar Media 6.625% 8/15/15		354,000	342,093
LIN Television 6.50% 5/15/13		40,000	39,200
#NET Servicos de Comunicacao 144A 7.50% 1/27/20		200,000	212,000
Nielsen Finance
10.00% 8/1/14		228,000	239,970
11.625% 2/1/14		80,000	90,800
Ω12.50% 8/1/16		135,000	128,925
#Rainbow National Services 144A 10.375% 9/1/14		2,000	2,118
Shaw Communication 6.75% 11/9/39	CAD	1,559,000	1,583,086
#Sinclair Television Group 144A 9.25% 11/1/17		140,000	148,050
Sirius Satellite 9.625% 8/1/13		85,000	89,144
#Sirius XM Radio 144A 9.75% 9/1/15		30,000	32,550
#Telcordia Technologies 144A 10.00% 3/15/13		420,000	412,650
Time Warner Cable 8.25% 4/1/19		752,000	911,488
#Univision Communications 144A 12.00% 7/1/14		180,000	198,000
#Videotron 144A 7.125% 1/15/20	CAD	430,000	434,023
#Vivendi 144A
5.75% 4/4/13		670,000	721,315
6.625% 4/4/18		425,000	461,080
#XM Satellite Radio 144A 13.00% 8/1/13		55,000	62,219
XM Satellite Radio Holdings PIK 10.00% 6/1/11		185,000	186,850
			11,572,516
Metals & Mining–1.10%
#Algoma Acqusition 144A 9.875% 6/15/15		230,000	212,750
ArcelorMittal 9.85% 6/1/19		695,000	884,760
Century Aluminum 8.00% 5/15/14		231,900	231,320
#Compass Minerals International 144A 8.00% 6/1/19		4,000	4,180
#FMG Finance 144A 10.625% 9/1/16		580,000	671,350
#Gerdau Holdings 144A 7.00% 1/20/20		127,000	134,620
•Noranda Aluminum Acquisition PIK 5.274% 5/15/15		188,639	150,911
Novelis
7.25% 2/15/15		175,000	169,750
11.50% 2/15/15		180,000	194,625
Reliance Steel & Aluminum 6.85% 11/15/36		265,000	233,041
Ryerson
•7.624% 11/1/14		2,000	1,870
12.00% 11/1/15		246,000	259,530
Southern Copper 7.50% 7/27/35		226,000	236,076
Teck Resources
10.25% 5/15/16		72,000	86,040
10.75% 5/15/19		322,000	396,060
Vale Overseas
6.875% 11/21/36		188,000	194,965
6.875% 11/10/39		270,000	281,110
			4,342,958
Multiline Retail–0.31%
Burlington Coat Factory Investment Holdings 14.50% 10/15/14		550,000	585,750
Macy's Retail Holdings
6.65% 7/15/24		253,000	240,350
8.875% 7/15/15		364,000	413,140
			1,239,240
Multi-Utilities–0.10%
Ameren 8.875% 5/15/14		135,000	155,906
CMS Energy 6.55% 7/17/17		225,000	233,272
			389,178
Oil, Gas & Consumable Fuels–3.01%
#Adaro Indonesia 144A 7.625% 10/22/19		139,000	145,088
#Antero Resources Finance 144A 9.375% 12/1/17		85,000	87,975
Chesapeake Energy
6.50% 8/15/17		460,000	447,350
6.625% 1/15/16		5,000	4,925
Copano Energy 7.75% 6/1/18		4,000	4,010
Denbury Resources 9.75% 3/1/16		82,000	90,610
El Paso
7.00% 6/15/17		4,000	4,102
7.25% 6/1/18		121,000	125,466
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		232,000	241,344
Enbridge Energy
•8.05% 10/1/37		330,000	327,119
9.875% 3/1/19		150,000	195,225
Energy Transfer Partners 9.70% 3/15/19		545,000	690,930
Enterprise Products Operating
•8.375% 8/1/66		525,000	533,523
9.75% 1/31/14		335,000	407,122
Forest Oil 7.25% 6/15/19		179,000	180,790
#Gaz Capital 144A
7.288% 8/16/37		118,000	118,738
9.25% 4/23/19		100,000	118,750
#Hilcorp Energy I 144A
7.75% 11/1/15		228,000	226,290
9.00% 6/1/16		3,000	3,135
#Holly 144A 9.875% 6/15/17		168,000	173,880
Kinder Morgan Energy Partners
6.85% 2/15/20		20,000	22,478
9.00% 2/1/19		600,000	749,818
#Linn Energy/Finance 144A 8.625% 4/15/20		110,000	110,413
#Lukoil International Finance 144A 7.25% 11/5/19		124,000	130,820
Mariner Energy 8.00% 5/15/17		174,000	171,825
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		415,000	430,109
6.70% 9/15/19		210,000	221,630
#Murray Energy 144A 10.25% 10/15/15		140,000	144,200
Nexen 7.50% 7/30/39		475,000	543,559
#NFR Energy/Finance 144A 9.75% 2/15/17		25,000	25,063
Noble Energy 8.25% 3/1/19		440,000	533,760
OPTI Canada
7.875% 12/15/14		67,000	62,980
8.25% 12/15/14		147,000	138,915
Petrobras International Finance
5.75% 1/20/20		35,000	36,032
5.875% 3/1/18		45,000	47,221
Petrohawk Energy
7.875% 6/1/15		77,000	78,829
#144A 10.50% 8/1/14		190,000	210,663
Petroleum Development 12.00% 2/15/18		2,000	2,130
Plains All American Pipeline
5.75% 1/15/20		427,000	438,685
8.75% 5/1/19		440,000	537,664
Plains Exploration & Production 8.625% 10/15/19		80,000	85,200
Quicksilver Resources 7.125% 4/1/16		260,000	248,300
Range Resources 8.00% 5/15/19		188,000	201,630
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		315,000	336,521
Regency Energy Partners
8.375% 12/15/13		2,000	2,085
#144A 9.375% 6/1/16		3,000	3,195
#Rockies Express Pipeline 144A 5.625% 4/15/20		450,000	443,870
#SandRidge Energy 144A
8.75% 1/15/20		220,000	215,600
9.875% 5/15/16		287,000	296,328
•TransCanada Pipelines 6.35% 5/15/67		600,000	571,695
#Woodside Finance 144A
4.50% 11/10/14		420,000	430,760
5.00% 11/15/13		140,000	147,522
8.125% 3/1/14		155,000	177,672
			11,923,544
Paper & Forest Products–0.16%
#Georgia-Pacific 144A 8.25% 5/1/16		79,000	86,505
#NewPage 144A 11.375% 12/31/14		295,000	295,000
#PE Paper Escrow 144A 12.00% 8/1/14		200,000	226,386
#Sappi Papier Holding 144A 6.75% 6/15/12		20,000	19,920
			627,811
Real Estate Investment Trusts–0.44%
Developers Diversified Realty
5.375% 10/15/12		245,000	244,869
7.50% 4/1/17		110,000	111,434
9.625% 3/15/16		100,000	111,989
#Digital Realty Trust 144A 5.875% 2/1/20		235,000	230,212
ProLogis
6.875% 3/15/20		400,000	395,796
7.375% 10/30/19		470,000	483,290
Regency Centers 5.875% 6/15/17		171,000	170,959
			1,748,549
Road & Rail–0.13%
Kansas City Southern de Mexico
9.375% 5/1/12		150,000	154,500
#144A 8.00% 2/1/18		345,000	355,350
			509,850
Semiconductors & Semiconductor Equipment–0.08%
Freescale Semiconductor 8.875% 12/15/14		70,000	67,200
National Semiconductor 3.95% 4/15/15		265,000	262,024
			329,224
Specialty Retail–0.10%
Sally Holdings/Capital 10.50% 11/15/16		251,000	274,845
Toys R Us 7.625% 8/1/11		78,000	81,120
#Toys R Us Property 144A 10.75% 7/15/17		50,000	56,000
			411,965
Textiles, Apparel & Luxury Goods–0.14%
#Invista 144A 9.25% 5/1/12		259,000	263,533
Quiksilver 6.875% 4/15/15		300,000	279,000
			542,533
Tobacco–0.10%
#Alliance One International 144A 10.00% 7/15/16		385,000	404,250
			404,250
Trading Companies & Distributors–0.39%
#Ashtead Capital 144A 9.00% 8/15/16		150,000	152,625
#Ashtead Holdings 144A 8.625% 8/1/15		75,000	75,375
Avis Budget Car Rental 7.75% 5/15/16		170,000	167,450
Hertz
8.875% 1/1/14		433,000	447,072
10.50% 1/1/16		157,000	169,364
RSC Equipment Rental
9.50% 12/1/14		328,000	326,360
#144A 10.25% 11/15/19		200,000	201,500
			1,539,746
Wireless Telecommunication Services–1.25%
America Movil 5.625% 11/15/17		162,000	171,944
American Tower 7.00% 10/15/17		510,000	572,474
Cricket Communications
9.375% 11/1/14		215,000	219,838
#144A 7.75% 5/15/16		3,000	3,128
Crown Castle International 9.00% 1/15/15		167,000	181,613
#Digicel Group 144A
8.875% 1/15/15		240,000	237,000
12.00% 4/1/14		310,000	352,625
MetroPCS Wireless 9.25% 11/1/14		442,000	454,155
#NII Capital 144A 10.00% 8/15/16		280,000	308,000
Rogers Communications
6.68% 11/4/39	CAD	313,000	327,604
7.50% 3/15/15		250,000	292,107
Sprint Capital 8.75% 3/15/32		665,000	620,112
Virgin Media Finance 8.375% 10/15/19		145,000	149,713
Vodafone Group
5.00% 12/16/13		2,000	2,160
5.00% 9/15/15		485,000	513,724
5.375% 1/30/15		510,000	547,693
			4,953,890
Total Corporate Bonds (Cost $111,143,452)			117,729,636

Municipal Bonds–0.18%
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		225,000	217,123
Oregon State Taxable Pension 5.892% 6/1/27		485,000	498,716
Total Municipal Bonds (Cost $706,368)			715,839
Non-Agency Asset-Backed Securities– 2.31%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.194% 10/6/21		370,000	369,075
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16		340,000	345,334
•Bank of America Credit Card Trust Series 2008-A5 A5 1.43% 12/16/13		375,000	378,602
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13		360,000	366,505
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		173,157	174,892
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		150,000	166,981
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12		42,118	42,627
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13		205,000	211,348
Series 2008-A9 A9 4.26% 5/15/13		130,000	135,003
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		410,000	452,270
•Series 2007-A6 A6 0.241% 7/12/12		375,000	374,877
•Series 2009-A1 A1 1.98% 3/17/14		290,000	297,963
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18		260,000	271,362
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		400,000	279,580
CNH Equipment Trust
•Series 2007-A A4 0.27% 9/17/12		61,099	61,020
Series 2008-A A3 4.12% 5/15/12		38,562	39,010
Series 2008-A A4A 4.93% 8/15/14		170,000	178,098
Series 2008-B A3A 4.78% 7/16/12		82,303	83,736
Series 2009-C A3 1.85% 12/16/13		160,000	161,042
Series 2009-C A4 3.00% 8/17/15		435,000	440,489
Series 2010-A A4 2.49% 1/15/16		545,000	544,827
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35		149	0
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		230,000	236,122
Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15		450,000	494,203
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		365,000	354,448
#Ford Credit Auto Lease Trust Series 2010-A A2 144A 1.04% 3/15/13		585,000	585,067
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.78% 9/15/14		235,000	235,573
#Series 2010-1 A 144A 1.88% 12/15/14		415,000	416,893
•#Golden Credit Card Trust Series 2008-3 A 144A 1.23% 7/15/17		100,000	100,387
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12		47,024	48,057
Series 2009-4 A3 1.87% 2/15/14		120,000	121,087
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		41,075	41,618
Series 2008-A A3 4.93% 12/17/12		230,000	238,571
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.27% 11/15/12		155,000	154,943
Mid-State Trust
Series 11 A1 4.864% 7/15/38		117,337	106,079
#Series 2006-1 A 144A 5.787% 10/15/40		150,712	149,874
=#Sail NIM Notes Series 2003-10A A 144A 7.50% 10/27/33		11,041	0
Structured Asset Securities Series 2005-2XS 1A2A 4.51% 2/25/35		330,582	312,523
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		168,593	171,922
Total Non-Agency Asset-Backed Securities (Cost $9,093,302)			9,142,008

Non-Agency Collateralized Mortgage Obligations–1.14%
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34		296,663	288,412
Series 2004-10 1CB1 6.00% 11/25/34		25,608	20,798
Series 2004-11 1CB1 6.00% 12/25/34		445,460	357,343
Series 2005-3 2A1 5.50% 4/25/20		44,241	40,018
Series 2005-5 2CB1 6.00% 6/25/35		18,430	13,125
Series 2005-6 7A1 5.50% 7/25/20		36,023	33,484
•Bank of America Mortgage Securities Series 2003-D 1A2 3.718% 5/25/33		1,119	718
•ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		255,000	174,645
Countrywide Alternative Loan Trust Series 2004-J8 1A1 7.00% 9/25/34		148,772	139,660
◆Countrywide Home Loan Mortgage Pass Through Trust
@Series 2006-17 A5 6.00% 12/25/36		13,803	12,577
•Series 2006-HYB1 3A1 5.104% 3/20/36		177,184	107,799
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		37,821	34,370
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		55,415	55,360
•Series 2004-AR5 4A1 5.665% 10/25/34		174,937	169,767
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		68,607	65,852
•Series 1999-3 A 8.00% 8/19/29		109,914	105,814
Series 2005-RP1 1A3 8.00% 1/25/35		238,944	225,055
Series 2005-RP1 1A4 8.50% 1/25/35		200,692	189,215
Series 2006-RP1 1A3 8.00% 1/25/36		114,941	107,294
•JP Morgan Mortgage Trust Series 2005-A2 5A1 4.307% 4/25/35		17,719	16,770
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		149,087	134,875
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33		28,079	27,809
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33		38,739	34,374
Series 2005-6 7A1 5.332% 6/25/35		136,612	112,618
Series 2006-2 4A1 4.981% 2/25/36		13,869	12,739
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		225,825	217,074
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		126,579	111,671
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32		102,833	102,190
•Structured ARM Loan Trust Series 2006-5 5A4 5.498% 6/25/36		85,761	13,981
•Structured Asset Securities Series 2002-22H 1A 6.941% 11/25/32		38,362	37,403
◆Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		417,912	424,051
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 3.228% 9/25/34		56,936	55,676
Series 2005-7 A2 5.25% 9/25/35		229,976	161,882
•Series 2005-AR16 6A4 4.936% 10/25/35		422,991	162,052
Series 2006-2 3A1 5.75% 3/25/36		278,170	256,525
Series 2006-4 1A8 5.75% 4/25/36		12,215	11,455
Series 2006-4 2A3 5.75% 4/25/36		143,151	51,848
•Series 2006-AR10 5A1 5.497% 7/25/36		42,923	33,899
Series 2007-8 2A6 6.00% 7/25/37		135,000	102,356
Series 2007-13 A7 6.00% 9/25/37		366,983	309,803
Total Non-Agency Collateralized Mortgage Obligations (Cost $5,421,391)			4,532,357

Regional Authority–0.03%
Canada–0.03%
Province of Quebec Canada 4.50% 12/1/19	CAD	123,000	122,861
Total Regional Authority (Cost $118,106)			122,861

«Senior Secured Loans–2.77%
Allied Security Holdings Term Tranche Loan 6.75% 2/23/15		551,000	555,821
Allison Transmission Term Tranche Loan 3.002% 8/7/14		240,000	229,234
ATI Holdings Term Tranche Loan 7.00% 2/18/16		105,000	102,463
Avis Budget Car Rental Term Tranche Loan 4.25% 4/21/14		85,811	86,168
Calpine Term Tranche Loan 3.124% 3/31/14		325,000	315,673
CF Industries Holdings Term Tranche Loan 10.00% 10/15/10		245,000	245,000
Charter Communications Operating Term Tranche Loan B 2.25% 3/6/14		630,000	608,070
Dana Holdings Term Tranche Loan B 4.334% 1/30/15		153,703	151,517
Delta Air Lines Term Tranche Loan 8.75% 9/16/13		660,000	671,423
Energy Futures Holdings Term Tranche Loan B2 3.729% 10/10/14		752,168	619,726
First Data Term Tranche Loan B2 3.00% 9/24/14		748,082	663,130
Ford Motor Term Tranche Loan B 3.258% 12/15/13		717,727	696,068
Freescale Semiconductor Term Tranche Loan 1.979% 12/1/16		269,648	253,920
Graham Packaging Term Tranche Loan C 6.75% 4/5/14		230,000	232,803
Graphic Packaging International Term Tranche Loan 3.00% 5/16/14		595,000	594,221
Harrahs Operating Term Tranche Loan B 9.50% 10/31/16		90,000	93,403
JohnsonDiversey Term Tranche Loan B 5.50% 11/24/15		240,000	242,550
Nalco Holding Term Tranche Loan 6.50% 5/6/16		665,000	672,896
Nuveen Investment
2nd Lien Term Tranche Loan 12.50% 7/9/15		455,000	488,556
Term Tranche Loan B 3.302% 11/13/14		295,480	271,841
Panamsat
Term Tranche Loan BA 2.728% 1/3/14		46,676	45,544
Term Tranche Loan BB 2.728% 1/3/14		46,662	45,531
Term Tranche Loan BC 2.728% 1/3/14		46,662	45,531
PQ Term Tranche Loan 6.73% 7/30/15		416,000	383,092
RehabCare Group Term Tranche Loan B 6.00% 11/3/15		190,000	191,425
Rental Service 2nd Lien Term Tranche Loan 3.817% 10/7/13		560,000	542,220
Reynolds Consumer Products U.S. Term Tranche Loan 6.25% 11/5/15		230,000	232,803
Rite Aid Term Tranche Loan 9.50% 6/5/15		265,000	277,697
Rockwood Specialties Term Tranche Loan H 6.00% 5/15/14		340,000	342,604
Smurfit-Stone Container Enterprise Term Tranche Loan 6.75% 1/2/16		220,000	220,825
SunGard Data Systems Term Tranche Loan 6.75% 2/28/14		215,000	217,150
Univision Communications Term Tranche Loan B 2.533% 9/29/14		700,000	625,947
Total Senior Secured Loans (Cost $10,600,549)			10,964,852

Sovereign Debt–3.97%
Australia–0.55%
Australian Government 6.25% 4/15/15	AUD	2,289,000	2,168,283
			2,168,283
Brazil–0.11%
#Banco Nacional de Desenvolvimento Economico e Social 144A
5.50% 7/12/20		215,000	213,925
6.369% 6/16/18		205,000	218,325
			432,250
Indonesia–1.03%
Indonesia Treasury Bonds
9.50% 6/15/15	IDR	5,470,000,000	637,328
10.50% 8/15/30	IDR	5,470,000,000	621,348
10.75% 5/15/16	IDR	15,433,000,000	1,889,773
11.00% 11/15/20	IDR	3,640,000,000	454,672
12.80% 6/15/21	IDR	3,300,000,000	456,987
			4,060,108
Mexico–0.55%
Mexican Bonos
7.50% 6/3/27	MXN	19,921,000	1,519,073
7.75% 12/14/17	MXN	7,970,000	658,161
			2,177,234
Norway–1.09%
Eksportfinans
3.00% 11/17/14		455,000	457,237
5.50% 5/25/16		1,085,000	1,196,601
Norwegian Government
4.50% 5/22/19	NOK	5,957,000	1,061,776
5.00% 5/15/15	NOK	8,730,000	1,596,601
			4,312,215
Poland–0.39%
Poland Government 5.50% 10/25/19	PLN	4,451,000	1,561,953
			1,561,953
Republic of Korea–0.05%
#Korea Expressway 144A 4.50% 3/23/15		185,000	188,207
			188,207
Sweden–0.14%
Svensk Exportkredit 3.25% 9/16/14		555,000	567,581
			567,581
Turkey–0.06%
Turkish Government International 6.75% 5/30/40		258,000	254,775
			254,775
Total Sovereign Debt (Cost $15,214,562)			15,722,606
Supranational Banks–1.73%
European Investment Bank
6.125% 1/23/17	AUD	180,000	163,260
9.00% 12/21/18	ZAR	5,100,000	700,263
^10.225% 10/22/19	BRL	220,000	48,103
11.25% 2/14/13	BRL	1,295,000	761,828
#144A 4.00% 5/15/14	NOK	12,460,000	2,173,959
International Bank for Reconstruction & Development
5.375% 12/15/14	NZD	1,232,000	880,260
7.50% 7/30/14	NZD	660,000	510,424
International Finance 5.75% 3/16/15	AUD	1,774,000	1,611,471
Total Supranational Banks (Cost $6,420,064)			6,849,568

U.S. Treasury Obligations–2.07%
∞U.S. Treasury Inflation Index Notes 1.625% 1/15/15		2,144,791	2,242,982
U.S. Treasury Notes
1.375% 3/15/13		1,265,000	1,257,983
2.50% 3/31/15		3,775,000	3,765,574
3.625% 2/15/20		941,000	925,268
Total U.S. Treasury Obligations (Cost $8,207,157)			8,191,807

≠Discounted Commercial Paper–6.60%
General Electric 0.05% 4/1/10		23,880,000	23,880,000
Hewlett-Packard 0.17% 4/26/10		2,250,000	2,249,740
Total Discounted Commercial Paper (Cost $26,129,734)			26,129,740
		Number of
		Shares
Short-Term Investment–0.01%
Money Market Mutual Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund		31,722	31,722
Total Short-Term Investment (Cost $31,722)			31,722
Total Value of Securities–102.04%
(Cost $365,793,200)			404,076,581
Liabilities Net of Receivables and Other Assets (See Notes)–(2.04%)			(8,060,720)
Net Assets Applicable to 29,600,719 Shares Outstanding–100.00%			$396,015,861

Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringitt
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SGD – Singapore Dollar
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $639,855, which represented 0.16% of the Fund's net assets. See Note 1 in "Notes."
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2010.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $1,079,654, which represented 0.27% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $43,280,204, which represented 10.93% of the Fund’s net assets. See Note 4 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2010.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
‡Non income producing security. Security is currently in default.
∞Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
ΦStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2010.
§Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
GDR – Global Depositary Receipts
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transaction, Inc.
NIM – Net Interest Margin
NVDR – Non-Voting Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts and financial futures contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts
			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD 584,998	USD (530,218)	4/30/10	$4,804
AUD 310,834	USD (282,380)	4/30/10	1,899
BRL 800,000	USD (439,923)	4/30/10	7,054
BRL 3,081,759	USD (1,693,274)	4/30/10	28,571
CAD 621,117	USD (607,212)	4/30/10	4,421
CAD (15,012)	USD 14,689	4/30/10	(93)
CAD 608,040	USD (593,982)	4/30/10	4,774
CLP 23,766,575	USD (44,590)	4/30/10	779
EUR 6,996	USD (9,431)	4/30/10	19
EUR (821,964)	USD 1,112,000	4/30/10	1,700
GBP 242,334	USD (361,004)	4/30/10	6,707
GBP (239,734)	USD 359,889	4/30/10	(3,878)
GBP (735,066)	USD 1,104,194	4/30/10	(11,176)
IDR (4,420,239,000)	USD 482,822	4/30/10	(819)
ILS 1,806,130	USD (482,168)	4/30/10	6,404
INR 78,332,880	USD (1,709,392)	4/30/10	33,421
KRW 3,176,431,897	USD (2,780,003)	4/30/10	24,050
KRW 183,085,250	USD (160,348)	4/30/10	1,274
MYR 6,280,203	USD (1,880,300)	4/30/10	43,899
MYR 1,078,666	USD (323,196)	4/30/10	7,298
NOK (6,620,535)	USD 1,107,242	4/30/10	(5,320)
NOK (6,077,998)	USD 1,017,988	4/30/10	(3,403)
NOK 2,705,069	USD (453,509)	4/30/10	1,070
NZD (1,974,318)	USD 1,383,997	4/30/10	(15,356)
PLN 157,779	USD (54,080)	4/30/10	1,014
PLN (1,446,703)	USD 497,422	4/30/10	(7,747)
SGD 1,935,882	USD (1,379,226)	4/30/10	4,423
SGD 413,605	USD (294,666)	4/30/10	953
TWD 44,282,075	USD (1,395,370)	4/30/10	(22)
TWD 9,383,325	USD (295,445)	4/30/10	228
ZAR (5,161,933)	USD 692,933	4/30/10	(11,383)
			$125,565
Financial Futures Contracts
				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
19 U.S. Treasury 5 yr Notes	$2,181,347	$2,182,031	6/30/10	$684

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Conservative Allocation Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$367,328,569
Aggregate unrealized appreciation	$ 40,967,923
Aggregate unrealized depreciation	(4,219,911)
Net unrealized appreciation	$ 36,748,012

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $34,893,986 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $19,960,292 expires in 2016 and $14,933,694 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$41,412,350	$1,141,789	$42,554,139
Common Stock	138,981,153	274,652	639,856	139,895,661
Corporate Debt	-	135,337,665	870,410	136,208,075
Foreign Debt	-	21,885,105	809,930	22,695,035
Investment Companies	26,315,591	-	-	26,315,591
Municipal Bonds	-	715,839	-	715,839
U.S.Treasury Obligations	-	8,191,807	-	8,191,807
Short-Term	31,722	26,129,740	-	26,161,462
Other	232,000	1,106,972	-	1,338,972
Total	$165,560,466	$235,054,130	$3,461,985	$404,076,581

Foreign Currency Exchange Contracts	$-	$125,565	$-	$125,565
Financial Futures Contract	$-	$684	$-	$684

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-
	Total	Backed	Common	Corporate	Foreign
	Fund	Securities	Stock	Debt	Debt
Balance as of 12/31/09	$2,726,697	$593,519	$ -	$-	$2,133,178
Net change in unrealized
appreciation/depreciation	38,034	3,443	131,688	26,156	(123,253)
Purchases	1,495,044	544,827	55,752	844,254	50,211
Sales	(469,859)	-	-	-	(469,859)
Net realized loss	(11,354)	-	-	-	(11,354)
Transfers into Level 3	452,416	-	452,416	-	-
Transfers out of Level 3	(768,993)		-	-	(768,993)
Balance as of 3/31/10	$3,461,985	$1,141,789	$639,856	$870,410	$809,930

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$152,375	$3,443	$131,688	$26,156	$(8,912)

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Financial Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of March 31, 2010 was as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value

Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$189,353	Liabilities net of receivables and other assets	$(63,788)

Interest rate contracts (Futures)	Receivables and other assets net of liabilities	684	Liabilities net of receivables and other assets	-
Total		$190,037		$(63,788)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2010:
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies/unrealized appreciation/depreciation of investments and foreign currencies	$(224,810)	$229,248
Interest rate contracts (Futures)	Net realized gain on futures contracts/unrealized appreciation/depreciation of investments and foreign currencies	104,780	(608,595)
Total		$(120,030)	$(379,347)

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the schedule of investments.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Money Market Fund

March 31, 2010
	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Obligations – 3.79%
Federal Home Loan Bank
0.50% 10/19/10	$27,000,000	$26,997,640
1.15% 4/16/10	12,250,000	12,250,000
Total Agency Obligations (Cost $39,247,640)		39,247,640

Certificates of Deposit – 12.07%
Abbey National Treasury Services 0.18% 4/7/10	25,000,000	25,000,000
Bank of Nova Scotia Housing
0.17% 4/29/10	5,000,000	5,000,467
0.19% 5/13/10	20,000,000	20,000,000
0.19% 5/18/10	15,000,000	15,000,000
•Barclays Bank 0.50% 2/1/11	7,500,000	7,500,000
Barclays Bank New York
0.18% 4/19/10	15,000,000	15,000,000
0.21% 4/1/10	7,500,000	7,500,000
BNP Paribas New York Branch 0.16% 4/8/10	25,000,000	25,000,000
•Toronto Dominion Bank New York 0.251% 7/13/10	5,000,000	5,000,000
Total Certificates of Deposit (Cost $125,000,467)		125,000,467

Commercial Paper – 59.38%
Colleges & Universities – 21.33%
≠Brown University 0.20% 5/14/10	10,000,000	9,997,611
≠Cornell University
0.19% 6/7/10	5,000,000	4,998,232
0.20% 5/4/10	4,300,000	4,299,212
0.20% 5/5/10	20,000,000	19,996,222
0.20% 6/10/10	7,750,000	7,746,986
≠Dartmouth College 0.19% 4/8/10	5,350,000	5,349,802
Emory University
0.20% 6/17/10	10,000,000	10,000,000
0.25% 7/14/10	7,750,000	7,750,000
≠Harvard University 0.20% 6/7/10	7,500,000	7,497,208
Leland Stanford Junior University
0.25% 4/1/10	11,126,000	11,126,000
≠0.29% 4/7/10	7,850,000	7,849,621
Massachusetts Health & Education Facilities Authority (Harvard University)
0.18% 4/5/10	5,000,000	5,000,000
0.22% 6/9/10	10,127,000	10,127,000
≠University of California
0.18% 4/5/10	10,000,000	9,999,800
0.19% 4/8/10	5,000,000	4,999,815
≠University of Chicago
0.20% 5/6/10	15,000,000	14,997,083
0.27% 5/10/10	6,250,000	6,248,172
0.27% 5/11/10	15,350,000	15,345,395
University of Texas System 0.21% 6/3/10	18,050,000	18,050,000
≠Vanderbilt University 0.43% 6/2/10	24,500,000	24,490,812
≠Yale University 0.18% 4/7/10	15,000,000	14,999,550
		220,868,521
Computers & Peripherals – 2.41%
≠Hewlett-Packard 0.17% 4/26/10	25,000,000	24,997,049
		24,997,049
Diversified Financials Services – 4.83%
≠Allianz Finance 0.16% 5/4/10	10,000,000	9,998,533
≠American Honda Finance 0.17% 4/7/10	15,000,000	14,999,575
≠Barclays US Funding 0.15% 5/4/10	10,000,000	9,998,625
BNP Paribas Finance 0.10% 4/1/10	15,000,000	15,000,000
		49,996,733
Electric Utilities – 2.41%
≠Electricite de France 0.19% 4/27/10	25,000,000	24,996,569
		24,996,569
Gas Utilities– 4.35%
Northern Illinois Gas 0.12% 4/1/10	45,000,000	45,000,000
		45,000,000
Industrial Conglomerates – 2.41%
≠General Electric 0.14% 4/15/10	25,000,000	24,998,638
		24,998,638
Insurance – 1.93%
General Re 0.13% 4/1/10	20,000,000	20,000,000
		20,000,000
Mortgage Bankers & Brokers – 9.24%
≠Danske 0.18% 4/26/10	11,250,000	11,248,594
≠DnB NOR Bank 0.16% 4/27/10	10,000,000	9,998,844
≠HSBC USA
0.21% 6/2/10	2,500,000	2,499,096
0.24% 8/6/10	7,000,000	6,994,073
≠ING US Funding 0.18% 4/7/10	45,000,000	44,998,650
≠Nordea North America
0.175% 4/19/10	10,000,000	9,999,125
0.18% 4/20/10	10,000,000	9,999,050
		95,737,432
Oil, Gas & Consumable Fuels – 4.35%
≠Koch Resources
0.18% 4/6/10	5,000,000	4,999,875
0.20% 4/13/10	25,000,000	24,998,333
≠Total Capital Canada 0.20% 6/4/10	15,000,000	14,994,667
		44,992,875
Pharmaceuticals – 3.38%
≠Abbott Laboratories 0.11% 4/5/10	15,000,000	14,999,817
≠Merck 0.17% 4/23/10	20,000,000	19,997,922
		34,997,739
Software – 0.48%
≠Microsoft 0.15% 5/10/10	5,000,000	4,999,188
		4,999,188
Sovereigns – 1.42%
≠Quebec Province 0.13% 4/13/10	14,750,000	14,749,361
		14,749,361
Tobacco – 0.84%
≠Philip Morris International 0.26% 7/29/10	8,650,000	8,642,566
		8,642,566
Total Commercial Paper (Cost $614,976,671)		614,976,671
Corporate Bonds – 6.56%
Banking – 4.83%
Citigroup 4.625% 8/3/10	4,685,000	4,737,262
Goldman Sachs Group
•0.588% 6/28/10	1,500,000	1,500,736
4.50% 6/15/10	3,600,000	3,624,178
6.875% 1/15/11	4,156,000	4,363,641
•JPMorgan Chase 0.278% 5/7/10	1,250,000	1,249,976
Morgan Stanley
•0.349% 5/7/10	1,000,000	998,679
•2.35% 5/14/10	2,000,000	1,997,439
4.25% 5/15/10	11,000,000	11,023,342
•National City 0.427% 6/16/10	15,000,000	14,948,950
PNC Funding 5.125% 12/14/10	750,000	773,645
Wachovia
•0.402% 6/1/10	3,000,000	2,990,419
4.375% 6/1/10	1,815,000	1,824,936
		50,033,203
Diversified Financial Services – 0.38%
•Toyota Motor Credit 0.307% 6/16/10	4,000,000	4,000,809
		4,000,809
Food Staples & Retailing – 0.38%
Wal-Mart Stores 4.125% 7/1/10	3,875,000	3,910,731
		3,910,731

Telecommunication Services – 0.97%
#BellSouth 144A 0.60% 4/26/10	10,000,000	10,030,012
		10,030,012
Total Corporate Bonds (Cost $67,974,755)		67,974,755

Municipal Bonds – 10.85%
State General Obligation Bond – 2.88%
California State Revenue Anticipation Notes Subordinate Series A-1 3.00% 5/25/10	29,750,000	29,826,343
		29,826,343
Variable Demand Notes – 7.97%
•Allegheny County Pennsylvania Hospital Development Authority Revenue
(University of Pittsburg Medical Center) Series C 0.26% 5/15/38 (LOC - PNC Bank N.A.)	4,750,000	4,750,000
@•Delaware River Port Authority Pennsylvania & New Jersey Revenue Refunding Series C
0.28% 1/1/26 (LOC - PNC Bank N.A.)		10,250,000
•Harris County Texas Industrial Development Solid Waste Disposal Revenue
(Deer Park Refining LP.) 0.30% 3/1/23	24,700,000	24,700,000
•Maryland State Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program)
Series B 0.28% 4/1/35 (LOC - JP Morgan Chase Bank)	12,600,000	12,600,000
•Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational
Facilities Board Revenue Refunding (Vanderbilt University) Series A 0.29% 7/1/18	5,000,000	5,000,000
•Nassau Health Care New York Revenue 0.20% 8/1/29 (LOC - Wachovia Bank N.A.)	9,000,000	9,000,000
•New York, New York City Health & Hospital Revenue Health System Series E
0.27% 2/15/26 (LOC-JP Morgan Chase Bank)	11,890,000	11,890,000
•New York, New York City Housing Development Multifamily Housing Revenue Series E-1 0.28% 5/1/41	4,295,000	4,295,000
		82,485,000
Total Municipal Bonds (Cost $112,311,343)		112,311,343
≠U. S. Treasury Obligation – 7.21%
U.S. Treasury Bill 0.09% 4/15/10	74,700,000	74,697,386
Total U. S. Treasury Obligation (Cost $74,697,386)		74,697,386

Total Value of Securities – 99.86%
(Cost $1,034,208,262) ©		1,034,208,262
Receivables and Other Assets Net of Liabilities (See Notes) – 0.14%		1,404,914
Net Assets Applicable to 103,560,976 Shares Outstanding – 100.00%		$1,035,613,176

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of March 31, 2010.
©Also the cost for federal income tax purposes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $10,030,012, which represented 0.97% of the Fund's net assets. See Note 3 in "Notes."
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $10,250,000, which represented 0.99% of the Fund’s net assets. See Note 3 in “Notes."

LOC – Letter of Credit

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Money Market Fund (Fund).

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of March 31, 2010:

Level 2
Agency Obligations	$39,247,640
Corporate Debt	67,974,755
Municipal Bonds	112,311,343
Short-Term	739,977,138
U.S. Treasury Obligations	74,697,386
Total	$1,034,208,262

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 37.07% of net assets at March 31, 2010. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering.  As of March 31, 2010, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

4. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Social Awareness Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock–99.12%
Air Freight & Logistics–1.45%
FedEx	109,500	$10,227,300
		10,227,300
Airlines–0.61%
†Alaska Air Group	104,700	4,316,781
		4,316,781
Auto Components–0.35%
†Borg Warner	64,800	2,474,064
		2,474,064
Biotechnology–3.60%
†Amgen	159,300	9,519,768
†Celgene	63,100	3,909,676
†Gilead Sciences	187,500	8,527,500
†Vertex Pharmaceuticals	86,100	3,518,907
		25,475,851
Capital Markets–2.46%
Bank of New York Mellon	390,640	12,062,963
†TD Ameritrade Holding	280,300	5,342,518
		17,405,481
Commercial Banks–3.12%
TCF Financial	239,000	3,809,660
Wells Fargo	587,300	18,276,776
		22,086,436
Communications Equipment–4.78%
†Cisco Systems	760,600	19,798,418
QUALCOMM	333,700	14,012,063
		33,810,481
Computers & Peripherals–7.17%
†Apple	89,900	21,120,207
†EMC	617,100	11,132,484
Hewlett-Packard	347,300	18,458,995
		50,711,686
Construction & Engineering–1.20%
Granite Construction	138,000	4,170,360
†Quanta Services	224,700	4,305,252
		8,475,612
Consumer Finance–1.19%
Capital One Financial	202,950	8,404,160
		8,404,160
Containers & Packaging–1.68%
†Owens-Illinois	334,700	11,895,238
		11,895,238
Diversified Financial Services–2.21%
Bank of America	875,500	15,627,675
		15,627,675
Diversified Telecommunication Services–0.84%
Qwest Communications International	1,132,600	5,912,172
		5,912,172
Electrical Equipment–1.76%
Roper Industries	214,700	12,418,248
		12,418,248
Energy Equipment & Services–4.28%
†Exterran Holdings	154,100	3,724,597
†Nabors Industries	501,800	9,850,334
National Oilwell Varco	232,300	9,426,734
Noble	174,100	7,280,862
		30,282,527
Food & Staples Retailing–3.11%
CVS Caremark	338,600	12,379,216
Walgreen	259,000	9,606,310
		21,985,526
Food Products – 3.79%
General Mills	170,700	12,083,853
Heinz (H.J.)	205,000	9,350,050
Kellogg	100,300	5,359,029
		26,792,932
Gas Utilities–0.75%
EQT	129,300	5,301,300
		5,301,300
Health Care Equipment & Supplies–3.66%
Bard (C.R.)	61,400	5,318,468
Baxter International	126,800	7,379,760
†Gen-Probe	107,200	5,360,000
Medtronic	172,700	7,776,681
		25,834,909
Health Care Providers & Services–2.90%
†Express Scripts	101,800	10,359,168
UnitedHealth Group	311,200	10,166,904
		20,526,072
Household Durables–1.79%
†Jarden	379,200	12,623,568
		12,623,568
Household Products–1.00%
Clorox	110,400	7,081,056
		7,081,056
Insurance–4.92%
AFLAC	160,400	8,708,116
Everest Re Group	73,400	5,940,262
Prudential Financial	217,700	13,170,850
Travelers	129,600	6,990,624
		34,809,852
Internet & Catolog Retail–0.27%
Expedia	77,700	1,939,392
		1,939,392
Internet Software & Services–2.79%
†Google Class A	34,800	19,731,948
		19,731,948
IT Services–0.90%
Accenture Class A	151,200	6,342,840
		6,342,840
Life Sciences Tools & Services–2.13%
†Mettler-Toledo International	81,200	8,867,040
†Thermo Fisher Scientific	120,400	6,193,376
		15,060,416
Machinery–2.86%
Deere	113,400	6,742,764
ESCO Technologies	106,400	3,384,584
Lincoln Electric Holdings	185,000	10,051,050
		20,178,398
Media–3.62%
Meredith	116,600	4,012,206
Time Warner Cable	233,900	12,469,209
†Viacom Class B	264,360	9,088,697
		25,570,112
Metals & Mining–3.21%
Alcoa	771,800	10,990,432
United States Steel	183,600	11,662,272
		22,652,704
Multiline Retail–1.04%
†Kohl's	133,500	7,313,130
		7,313,130
Oil, Gas & Consumable Fuels–3.69%
Anadarko Petroleum	130,800	9,526,164
Devon Energy	73,500	4,735,605
EOG Resources	127,100	11,812,674
		26,074,443
Pharmaceuticals–5.45%
Abbott Laboratories	202,300	10,657,164
Allergan	203,200	13,273,024
Merck	390,600	14,588,910
		38,519,098
Professional Services–0.49%
Manpower	61,000	3,484,320
		3,484,320
Real Estate Investment Trusts–0.66%
Host Hotels & Resorts	317,192	4,646,863
		4,646,863
Road & Rail – 1.10%
Union Pacific	106,500	7,806,450
		7,806,450
Semiconductors & Semiconductor Equipment–2.23%
Intel	708,100	15,762,306
		15,762,306
Software–5.05%
†McAfee	159,900	6,416,787
Microsoft	855,500	25,040,485
†Symantec	252,300	4,268,916
		35,726,188
Specialty Retail–3.30%
†Aeropostale	125,400	3,615,282
Guess	182,500	8,573,850
†Urban Outfitters	292,800	11,135,184
		23,324,316
Textiles, Apparel & Luxury Goods–1.71%
Phillips-Van Heusen	210,300	12,062,808
		12,062,808
Total Common Stock (Cost $518,506,390)		700,674,659

Short-Term Investment–0.88%
Money Market Mutual Fund–0.88%
Dreyfus Treasury & Agency Cash Management Fund	6,194,856	6,194,856
Total Short-Term Investment (Cost $6,194,856)		6,194,856
Total Value of Securities–100.00%
(Cost $524,701,246)		706,869,515
Liabilities Net of Receivables and Other Assets (See Notes)–0.00%		(2,415)
Net Assets Applicable to 24,224,775 Shares Outstanding–100.00%		$706,867,100

†Non income producing security.

_______________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Social Awareness Fund (Fund).

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$527,289,812
Aggregate unrealized appreciation	$200,009,638
Aggregate unrealized depreciation	(20,429,935)
Net unrealized appreciation	$179,579,703

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $48,686,100 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Common Stock	$700,674,659
Short-Term	6,194,856
Total	$706,869,515

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

4. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Delaware Special Opportunities Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.55%
Aerospace & Defense – 1.60%
†Alliant Techsystems	33,300	$2,707,290
Goodrich	90,200	6,360,904
		9,068,194
Auto Components – 2.51%
†Borg Warner	121,000	4,619,780
Johnson Controls	292,000	9,633,080
		14,252,860
Capital Markets – 2.35%
Federated Investors Class B	158,700	4,186,506
Northern Trust	83,500	4,614,210
Raymond James Financial	169,650	4,536,441
		13,337,157
Chemicals – 6.52%
Celanese Class A	161,800	5,153,330
Cytec Industries	237,200	11,086,728
FMC	237,300	14,366,142
Sigma-Aldrich	118,500	6,358,710
		36,964,910
Commercial Banks – 4.96%
Associated Banc-Corp	175,900	2,427,420
BancorpSouth	215,800	4,523,168
Bank of Hawaii	184,500	8,293,275
†First Horizon National	477,626	6,710,644
Regions Financial	455,300	3,574,105
Zions Bancorp	120,500	2,629,310
		28,157,922
Commercial Services & Supplies – 2.44%
Brink's	126,000	3,556,980
Donnelley (R.R.) & Sons	217,200	4,637,220
Republic Services	194,350	5,640,037
		13,834,237
Communications Equipment – 0.65%
†Polycom	119,900	3,666,542
		3,666,542
Construction & Engineering – 1.05%
KBR	269,800	5,978,768
		5,978,768
Containers & Packaging – 2.61%
†Crown Holdings	245,300	6,613,288
†Owens-Illinois	229,800	8,167,092
		14,780,380
Diversified Consumer Services – 1.05%
Service International	649,700	5,964,246
		5,964,246
Diversified Telecommunication Services – 0.69%
CenturyTel	111,000	3,936,060
		3,936,060
Electric Utilities – 2.04%
Edison International	175,600	6,000,252
PPL	200,300	5,550,313
		11,550,565
Electrical Equipment – 2.35%
Regal-Beloit	101,000	6,000,410
Rockwell Automation	130,600	7,360,616
		13,361,026
Electronic Equipment, Instruments & Components – 1.92%
†Agilent Technologies	144,700	4,976,233
†Avnet	196,300	5,889,000
		10,865,233
Energy Equipment & Services – 2.22%
ENSCO ADR	174,200	7,800,676
†Rowan	165,400	4,814,794
		12,615,470
Food Products – 2.35%
Del Monte Foods	454,800	6,640,080
†Smithfield Foods	155,000	3,214,700
Tyson Food Class A	181,900	3,483,385
		13,338,165
Gas Utilities – 1.59%
EQT	108,200	4,436,200
Questar	105,500	4,557,600
		8,993,800
Health Care Equipment & Supplies – 1.03%
Becton Dickinson	74,000	5,826,020
		5,826,020
Health Care Providers & Services – 3.28%
McKesson	138,300	9,089,076
Omnicare	125,600	3,553,224
Universal Health Services Class B	169,300	5,940,737
		18,583,037
Hotels, Restaurants & Leisure – 1.40%
Marriott International Class A	168,521	5,311,782
Starwood Hotels & Resorts Worldwide	56,000	2,611,840
		7,923,622
Household Durables – 2.09%
DR Horton	178,233	2,245,736
Fortune Brands	86,400	4,191,264
Newell Rubbermaid	308,600	4,690,720
†Pulte Homes	66,397	746,966
		11,874,686
Insurance – 8.28%
American Financial Group	274,650	7,813,793
Berkley (W.R.)	381,850	9,962,466
HCC Insurance Holdings	185,700	5,125,320
Loews	200,300	7,467,184
Reinsurance Group of America	120,400	6,323,408
Stancorp Financial Group	79,700	3,796,111
Torchmark	121,000	6,474,710
		46,962,992
IT Services – 1.19%
†Computer Sciences	123,400	6,724,066
		6,724,066
Leisure Equipment & Products – 0.89%
Hasbro	132,500	5,072,100
		5,072,100
Life Sciences Tools & Services – 0.96%
†Thermo Fisher Scientific	106,100	5,457,784
		5,457,784
Machinery – 4.42%
Cummins	154,200	9,552,690
Eaton	47,000	3,561,190
Gardner Denver	127,500	5,615,100
Parker Hannifin	97,750	6,328,335
		25,057,315
Media – 0.54%
Meredith	89,500	3,079,695
		3,079,695
Metals & Mining – 2.33%
Cliffs Natural Resources	186,400	13,225,080
		13,225,080
Multiline Retail – 2.01%
†Dollar Tree	77,600	4,595,472
Macy's	247,700	5,392,429
†Saks	165,700	1,425,020
		11,412,921
Multi-Utilities – 3.11%
Public Service Enterprise Group	213,400	6,299,568
Sempra Energy	115,200	5,748,480
Wisconsin Energy	113,400	5,603,094
		17,651,142
Oil, Gas & Consumable Fuels – 5.29%
El Paso	480,200	5,205,368
†Forest Oil	238,300	6,152,906
†Newfield Exploration	274,500	14,287,725
Williams	188,500	4,354,350
		30,000,349
Personal Products – 1.31%
Herbalife	161,300	7,439,156
		7,439,156
Pharmaceuticals – 1.28%
†Watson Pharmaceutical	174,200	7,276,334
		7,276,334
Professional Services – 0.90%
Manpower	89,800	5,129,376
		5,129,376
Real Estate Investment Trusts – 3.55%
Boston Properties	65,300	4,926,232
Brandywine Realty Trust	367,500	4,487,175
Highwoods Properties	275,500	8,741,615
Kimco Realty	126,600	1,980,024
Simon Property Group	2	168
		20,135,214
Road & Rail – 2.50%
Canadian National Railway	112,100	6,792,139
CSX	144,900	7,375,410
		14,167,549
Semiconductors & Semiconductor Equipment – 0.42%
National Semiconductor	166,700	2,408,815
		2,408,815
Software – 4.82%
†Adobe Systems	101,900	3,604,203
†Citrix Systems	92,000	4,367,240
†Compuware	541,500	4,548,600
†Sybase	188,900	8,806,518
†Synopsys	268,400	6,004,108
		27,330,669
Specialty Retail – 4.55%
Gap	344,900	7,970,639
PETsMART	186,300	5,954,148
Ross Stores	109,100	5,833,577
Tiffany & Co	127,800	6,069,222
		25,827,586
Textiles, Apparel & Luxury Goods – 1.05%
VF	74,100	5,939,115
		5,939,115
Tobacco – 1.45%
Reynolds American	152,900	8,253,542
		8,253,542
Total Common Stock (Cost $391,995,685)		553,423,700
	Principal
	Amount
	(U.S. $)
≠Discounted Commercial Paper – 2.05%
General Electric Capital 0.05% 4/1/10	$11,620,000	11,620,000
Total Discounted Commercial Paper (Cost $11,620,000)		11,620,000
	Number of
	Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund	122,034	122,034
Total Short-Term Investment (Cost $122,034)		122,034
Total Value of Securities – 99.62%
(Cost $403,737,719)		565,165,734
Receivables and Other Assets Net of Liabilities (See Notes) – 0.38%		2,153,800
Net Assets Applicable to 16,955,947 Shares Outstanding – 100.00%		$567,319,534

†Non income producing security
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Special Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$403,756,793
Aggregate unrealized appreciation	$184,112,986
Aggregate unrealized depreciation	(22,704,045)
Net unrealized appreciation	$161,408,941

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $1,144,269 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Total
Common Stock	$553,423,700	$ -	$553,423,700
Short-Term	122,034	11,620,000	11,742,034
Total	$553,545,734	$11,620,000	$565,165,734

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire Conservative Profile Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 60.61%
Equity Funds – 17.28%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	494,850	$ 12,772,083
LVIP Columbia Value Opportunities Fund	48,873	444,744
LVIP MFS Value Fund	1,470,631	31,814,170
†LVIP T. Rowe Price Growth Stock Fund	1,390,207	22,008,362
LVIP Wells Fargo Intrinsic Value Fund	105,856	1,287,427
		68,326,786
Fixed Income Fund – 28.04%
*Lincoln Variable Insurance Products Trust–LVIP Delaware Bond Fund	8,083,380	110,863,553
		110,863,553
International Equity Funds – 11.38%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	1,290,801	8,510,252
LVIP Marsico International Growth Fund	1,463,741	16,434,880
LVIP Mondrian International Value Fund	779,675	11,932,150
LVIP Templeton Growth Fund	328,454	8,099,995
		44,977,277
International Fixed Income Fund – 3.91%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	1,387,623	15,465,056
		15,465,056
Total Affiliated Investment Companies (Cost $209,473,933)		239,632,672
Unaffiliated Investment Companies – 39.26%
Commodity Fund – 0.98%
**PIMCO CommodityRealReturn Strategy Portfolio	494,730	3,868,789
		3,868,789
Equity Funds – 12.19%
*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	322,478	8,590,817
Delaware VIP U.S. Growth Series	2,714,627	19,925,359
Delaware VIP Value Series	1,298,831	19,690,274
		48,206,450
Fixed Income Funds – 26.09%
**Delaware Group Government Funds–Inflation Protected Bond Fund	1,759,018	18,434,508
*Delaware VIP Trust–
Delaware VIP Diversified Income Series	6,780,761	76,758,210
Delaware VIP High Yield Series	1,334,971	7,943,075
		103,135,793
Total Unaffiliated Investment Companies (Cost $130,858,015)		155,211,032
Short-Term Investment – 0.01%
Money Market Mutual Fund – 0.01%
Dreyfus Treasury & Agency Cash Management Fund	34,152	34,152
Total Short-Term Investment (Cost $34,152)		34,152
Total Value of Securities – 99.88%
(Cost $340,366,100)		394,877,856
Receivables and Other Assets Net of Liabilities (See Notes) – 0.12%		478,063
Net Assets Applicable to 33,961,200 Shares Outstanding – 100.00%		$395,355,919

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Conservative Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$361,208,154
Aggregate unrealized appreciation	$ 37,689,817
Aggregate unrealized depreciation	(4,020,115)
Net unrealized appreciation	$ 33,669,702

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $17,537,940 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Investment Companies	$394,843,704
Short-Term	34,152
Total	$394,877,856

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire Moderate Profile Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies – 59.65%
Equity Funds – 24.32%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	927,297	$ 23,933,541
LVIP Columbia Value Opportunities Fund	82,150	747,567
LVIP Delaware Special Opportunities Fund	693,712	23,212,286
LVIP MFS Value Fund	4,766,559	103,114,961
†LVIP T. Rowe Price Growth Stock Fund	6,132,463	97,083,019
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,980,800	23,902,313
LVIP Wells Fargo Intrinsic Value Fund	191,704	2,331,502
		274,325,189
Fixed Income Fund – 12.12%
*Lincoln Variable Insurance Products Trust–LVIP Delaware Bond Fund	9,969,009	136,724,962
		136,724,962
International Equity Funds – 19.35%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	5,442,637	35,883,303
LVIP Marsico International Growth Fund	7,163,564	80,432,499
LVIP Mondrian International Value Fund	5,114,119	78,266,474
LVIP SSgA Emerging Markets 100 Fund	74,806	868,725
LVIP Templeton Growth Fund	923,333	22,770,323
		218,221,324
International Fixed Income Fund – 3.86%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	3,901,383	43,480,918
		43,480,918
Total Affiliated Investment Companies (Cost $616,645,990)		672,752,393
Unaffiliated Investment Companies – 40.34%
Commodity Fund – 0.96%
**PIMCO CommodityRealReturn Strategy Portfolio	1,390,754	10,875,695
		10,875,695
Equity Funds – 15.18%
*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	919,038	24,483,166
Delaware VIP U.S. Growth Series	9,282,197	68,131,327
Delaware VIP Value Series	5,181,804	78,556,155
		171,170,648
Fixed Income Funds – 22.19%
**Delaware Group Government Funds–Inflation Protected Bond Fund	5,014,477	52,551,716
*Delaware VIP Trust–
Delaware VIP Diversified Income Series	15,464,176	175,054,474
Delaware VIP High Yield Series	3,805,631	22,643,502
		250,249,692
International Equity Fund – 2.01%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	1,182,020	22,694,786
		22,694,786
Total Unaffiliated Investment Companies (Cost $393,802,030)		454,990,821
Short-Term Investment – 0.10%
Money Market Mutual Fund – 0.10%
Dreyfus Treasury & Agency Cash Management Fund	1,156,645	1,156,645
Total Short-Term Investment (Cost $1,156,645)		1,156,645
Total Value of Securities – 100.09%
(Cost $1,011,604,665)		1,128,899,859
Liabilities Net of Receivables and Other Assets (See Notes) – (0.09%)		(1,023,463)
Net Assets Applicable to 99,720,816 Shares Outstanding – 100.00%		$1,127,876,396

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Moderate Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,064,327,456
Aggregate unrealized appreciation	$ 88,045,794
Aggregate unrealized depreciation	(23,473,391)
Net unrealized appreciation	$ 64,572,403

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $94,962,601 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Investment Companies	$1,127,743,214
Short-Term	1,156,645
Total	$1,128,899,859

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire Moderately Aggressive Profile Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)

Affiliated Investment Companies – 60.32%
Equity Funds – 25.04%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	579,887	$ 14,966,886
LVIP Columbia Value Opportunities Fund	41,149	374,458
LVIP Delaware Special Opportunities Fund	431,572	14,440,844
LVIP MFS Value Fund	3,293,418	71,246,514
LVIP T. Rowe Price Growth Stock Fund	3,812,309	60,352,668
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,238,743	14,947,909
LVIP Wells Fargo Intrinsic Value Fund	113,950	1,385,854
		177,715,133
Fixed Income Fund – 7.16%
*Lincoln Variable Insurance Products Trust–LVIP Delaware Bond Fund	3,703,517	50,793,736
		50,793,736
International Equity Funds – 24.29%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	4,534,686	29,897,187
LVIP Marsico International Growth Fund	6,386,927	71,712,412
LVIP Mondrian International Value Fund	3,653,070	55,906,579
LVIP SSgA Emerging Markets 100 Fund	57,466	667,348
LVIP Templeton Growth Fund	577,119	14,232,331
		172,415,857
International Fixed Income Fund – 3.83%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	2,438,273	27,174,548
		27,174,548
Total Affiliated Investment Companies (Cost $410,100,357)		428,099,274
Unaffiliated Investment Companies – 39.68%
Commodity Fund – 1.92%
**PIMCO CommodityRealReturn Strategy Portfolio	1,738,510	13,595,150
		13,595,150
Equity Funds – 17.27%
*Delaware VIP Trust–
Delaware VIP Small Cap Value Series	581,174	15,482,483
Delaware VIP U.S. Growth Series	6,848,473	50,267,789
Delaware VIP Value Series	3,745,202	56,777,263
		122,527,535
Fixed Income Funds – 17.46%
**Delaware Group Government Funds–Inflation Protected Bond Fund	2,537,022	26,587,987
*Delaware VIP Trust–
Delaware VIP Diversified Income Series	7,334,666	83,028,423
Delaware VIP High Yield Series	2,406,602	14,319,282
		123,935,692
International Equity Fund – 3.03%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	1,121,202	21,527,071
		21,527,071
Total Unaffiliated Investment Companies (Cost $255,402,754)		281,585,448
Short-Term Investment – 0.08%
Money Market Mutual Fund – 0.08%
Dreyfus Treasury & Agency Cash Management Fund	542,964	542,964
Total Short-Term Investment (Cost $542,964)		542,964

Total Value of Securities – 100.08%
(Cost $666,046,075)		710,227,686
Liabilities Net of Receivables and Other Assets (See Notes) – (0.08%)		(555,969)
Net Assets Applicable to 66,126,642 Shares Outstanding – 100.00%		$709,671,717

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Moderately Aggressive Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$707,807,018
Aggregate unrealized appreciation	$38,152,841
Aggregate unrealized depreciation	(35,732,173)
Net unrealized appreciation	$2,420,668

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $89,130,309 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Investment Companies	$709,684,722
Short-Term	542,964
Total	$710,227,686

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire Aggressive Profile Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)

Affiliated Investment Companies – 67.62%
Equity Funds – 29.99%
*Lincoln Variable Insurance Products Trust –
†LVIP Baron Growth Opportunities Fund	86,766	$ 2,239,442
LVIP Columbia Value Opportunities Fund	140,482	1,278,383
LVIP Delaware Special Opportunities Fund	62,336	2,085,818
LVIP MFS Value Fund	585,909	12,674,973
LVIP T. Rowe Price Growth Stock Fund	719,770	11,394,679
†LVIP T. Rowe Price Structured Mid-Cap Growth Fund	185,352	2,236,645
LVIP Wells Fargo Intrinsic Value Fund	34,552	420,218
		32,330,158
Fixed Income Fund – 0.88%
*Lincoln Variable Insurance Products Trust – LVIP Delaware Bond Fund	69,565	954,079
		954,079
International Equity Funds – 34.86%
*Lincoln Variable Insurance Products Trust –
†LVIP Cohen & Steers Global Real Estate Fund	848,606	5,594,857
LVIP Marsico International Growth Fund	1,333,404	14,971,456
LVIP Mondrian International Value Fund	888,609	13,599,268
LVIP SSgA Emerging Markets 100 Fund	19,368	224,922
LVIP Templeton Growth Fund	129,578	3,195,525
		37,586,028
International Fixed Income Fund – 1.89%
*Lincoln Variable Insurance Products Trust – LVIP Global Income Fund	182,561	2,034,644
		2,034,644
Total Affiliated Investment Companies (Cost $63,050,436)		72,904,909
Unaffiliated Investment Companies – 30.38%
Commodity Fund – 1.89%
**PIMCO CommodityRealReturn Strategy Portfolio	260,304	2,035,579
		2,035,579
Equity Funds – 19.85%
*Delaware VIP Trust –
Delaware VIP Small Cap Value Series	86,320	2,299,566
Delaware VIP U.S. Growth Series	1,452,972	10,664,814
Delaware VIP Value Series	556,201	8,432,006
		21,396,386
Fixed Income Funds – 4.69%
**Delaware Group Government Funds – Inflation Protected Bond Fund	188,380	1,974,221
*Delaware VIP Trust – Delaware VIP Diversified Income Series	272,294	3,082,366
		5,056,587
International Equity Fund – 3.95%
*Delaware VIP Trust – Delaware VIP Emerging Markets Series	222,025	4,262,876
		4,262,876
Total Unaffiliated Investment Companies (Cost $28,137,216)		32,751,428
Short-Term Investment – 1.87%
Money Market Mutual Fund – 1.87%
Dreyfus Treasury & Agency Cash Management Fund	2,021,850	2,021,850
Total Short-Term Investment (Cost $2,021,850)		2,021,850

Total Value of Securities – 99.87%
(Cost $93,209,502)		107,678,187
Receivables and Other Assets Net of Liabilities (See Notes) – 0.13%		138,244
Net Assets Applicable to 10,964,397 Shares Outstanding – 100.00%		$107,816,431

*Standard Class shares.
†Non income producing security.
**Institutional Class shares.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire Aggressive Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$107,589,216
Aggregate unrealized appreciation	$ 5,434,306
Aggregate unrealized depreciation	(5,345,335)
Net unrealized appreciation	$ 88,971

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $40,556,592 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Investment Companies	$105,656,337
Short-Term	2,021,850
Total	$107,678,187

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire 2010 Profile Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–86.60%
Equity Funds–38.07%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	1,049,912	$8,588,278
LVIP SSgA Small-Cap Index Fund	192,446	2,982,530
		11,570,808
Fixed Income Funds–28.75%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	128,044	1,756,123
LVIP SSgA Bond Index Fund	650,714	6,980,212
		8,736,335
International Equity Funds–16.85%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	246,785	1,627,055
LVIP SSgA Emerging Markets 100 Fund	8,537	99,143
LVIP SSgA International Index Fund	448,317	3,395,555
		5,121,753
International Fixed Income Fund–2.93%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	79,818	889,573
		889,573
Total Affiliated Investment Companies (Cost $21,053,907)		26,318,469
Unaffiliated Investment Companies–14.11%
Commodity Fund–0.98%
**PIMCO CommodityRealReturn Strategy Portfolio	37,919	296,525

		296,525

Fixed Income Fund–11.26%
**Delaware Group Government Funds–Inflation Protected Bond Fund	326,667	3,423,466
		3,423,466
International Equity Fund–1.87%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	29,593	568,182
		568,182
Total Unaffiliated Investment Companies (Cost $3,714,102)		4,288,173
Short-Term Investment–0.66%
Money Market Mutual Fund–0.66%
Dreyfus Treasury & Agency Cash Management Fund	201,095	201,095
Total Short-Term Investment (Cost $201,095)		201,095

Total Value of Securities–101.37%
(Cost $24,969,104)		30,807,737
Liabilities Net of Receivables and Other Assets (See Notes)–(1.37%)		(417,652)
Net Assets Applicable to 3,071,985 Shares Outstanding–100.00%		$30,390,085

*Standard Class shares
**Institutional Class shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2010 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$25,542,004
Aggregate unrealized appreciation	$5,265,733
Aggregate unrealized depreciation	-
Net unrealized appreciation	$5,265,733

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $4,536,480 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Investment Companies	$30,606,642
Short-Term	201,095
Total	$30,807,737

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire 2020 Profile Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–86.49%
Equity Funds–39.83%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	57,252	$1,477,665
LVIP Columbia Value Opportunities Fund	14,079	128,119
LVIP Delaware Special Opportunities Fund	65,384	2,187,819
LVIP SSgA S&P 500 Index Fund	2,558,513	20,928,639
LVIP SSgA Small-Cap Index Fund	194,243	3,010,382
		27,732,624
Fixed Income Funds–25.14%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	145,102	1,990,078
LVIP SSgA Bond Index Fund	1,446,172	15,513,093
		17,503,171
International Equity Funds–18.63%
*Lincoln Variable Insurance Products Trust –
†LVIP Cohen & Steers Global Real Estate Fund	448,163	2,954,740
LVIP SSgA Emering Markets 100 Fund	13,992	162,484
LVIP SSgA International Index Fund	1,301,562	9,858,034
		12,975,258
International Fixed Income Fund–2.89%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	180,948	2,016,671
		2,016,671
Total Affiliated Investment Companies (Cost $48,451,097)		60,227,724
Unaffiliated Investment Companies–13.67%
Commodity Fund– 0.97%
**PIMCO CommodityRealReturn Strategy Portfolio	85,964	672,236

Equity Fund–2.04%
*Delaware VIP Trust– Delaware VIP Small Cap Value Series	53,372	1,421,830
		1,421,830
Fixed Income Fund–8.77%
**Delaware Group Government Funds–Inflation Protected Bond Fund	582,591	6,105,552
		6,105,552
International Equity Fund–1.89%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	68,650	1,318,083
		1,318,083
Total Unaffiliated Investment Companies (Cost $8,091,163)		9,517,701
Total Value of Securities–100.16%
(Cost $56,542,260)		69,745,425
Liabilities Net of Receivables and Other Assets (See Notes)–(0.16%)		(112,297)
Net Assets Applicable to 7,304,916 Shares Outstanding–100.00%		$69,633,128

*Standard Class shares
**Institutional Class shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2020 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting –Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$57,812,922
Aggregate unrealized appreciation	$11,932,503
Aggregate unrealized depreciation	-
Net unrealized appreciation	$11,932,503

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $9,408,682 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1

Investment Companies	$69,745,425

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire 2030 Profile Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–86.10%
Equity Funds–42.56%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	51,126	$1,319,562
LVIP Columbia Value Opportunities Fund	30,060	273,548
LVIP Delaware Special Opportunities Fund	55,902	1,870,536
LVIP SSgA S&P 500 Index Fund	2,678,991	21,914,146
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	109,202	1,317,741
		26,695,533
Fixed Income Fund–19.13%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Bond Index Fund	1,118,679	12,000,067
		12,000,067
International Equity Funds–21.54%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	300,180	1,979,090
LVIP SSgA Emerging Markets 100 Fund	22,230	258,152
LVIP SSgA International Index Fund	1,321,974	10,012,627
LVIP Templeton Growth Fund	50,969	1,256,947
		13,506,816
International Fixed Income Fund–2.87%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	161,629	1,801,352
		1,801,352
Total Affiliated Investment Companies (Cost $43,655,449)		54,003,768
Unaffiliated Investment Companies–13.86%
Commodity Fund–0.96%
**PIMCO CommodityRealReturn Strategy Portfolio	76,772	600,358
		600,358
Equity Fund–4.03%
*Delaware VIP Trust–Delaware VIP Small Cap Value Series	94,869	2,527,305
		2,527,305
Fixed Income Fund–6.07%
**Delaware Group Government Funds–Inflation Protected Bond Fund	363,178	3,806,102
		3,806,102
International Equity Fund–2.80%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	91,585	1,758,428
		1,758,428
Total Unaffiliated Investment Companies (Cost $7,035,743)		8,692,193

Short-Term Investment–0.05%
Money Market Mutual Fund–0.05%
Dreyfus Treasury & Agency Cash Management Fund	35,809	35,809
Total Short-Term Investment (Cost $35,809)		35,809

Total Value of Securities–100.01%
(Cost $50,727,001)		62,731,770
Liabilities Net of Receivables and Other Assets (See Notes)–(0.01%)		(9,032)
Net Assets Applicable to 6,652,327 Shares Outstanding–100.00%		$62,722,738

*Standard Class shares
**Institutional Class shares
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2030 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$51,747,742
Aggregate unrealized appreciation	$10,984,028
Aggregate unrealized depreciation	-
Net unrealized appreciation	$10,984,028

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $7,614,653 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Investment Companies	$62,695,961
Short-Term	35,809
Total	$62,731,770

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Wilshire 2040 Profile Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Affiliated Investment Companies–92.34%
Equity Funds–50.27%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	33,029	$852,488
LVIP Columbia Value Opportunities Fund	17,708	161,146
LVIP Delaware Special Opportunities Fund	48,313	1,616,601
LVIP SSgA S&P 500 Index Fund	2,035,878	16,653,484
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	105,835	1,277,107
		20,560,826
Fixed Income Fund–12.03%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Bond Index Fund	458,673	4,920,184
		4,920,184
International Equity Funds–28.15%
*Lincoln Variable Insurance Products Trust–
†LVIP Cohen & Steers Global Real Estate Fund	129,267	852,257
LVIP Marsico International Growth Fund	109,959	1,234,619
LVIP Mondrian International Value Fund	78,140	1,195,850
LVIP SSgA Emerging Markets 100 Fund	12,874	149,506
LVIP SSgA International Index Fund	906,192	6,863,499
LVIP Templeton Growth Fund	49,368	1,217,468
		11,513,199
International Fixed Income Fund–1.89%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	69,572	775,382
		775,382
Total Affiliated Investment Companies (Cost $29,535,632)		37,769,591

Unaffiliated Investment Companies–7.88%
Commodity Fund–0.95%
**PIMCO CommodityRealReturn Strategy Portfolio	49,597	387,850
		387,850
Equity Fund–4.09%
*Delaware VIP Trust–Delaware VIP Small Cap Value Series	62,774	1,672,311
		1,672,311
International Equity Fund–2.84%
*Delaware VIP Trust–Delaware VIP Emerging Markets Series	60,575	1,163,035
		1,163,035
Total Unaffiliated Investment Companies (Cost $2,229,142)		3,223,196

Short-Term Investment–0.08%
Money Market Mutual Fund–0.08%
Dreyfus Treasury & Agency Cash Management Fund	30,203	30,203
Total Short-Term Investment (Cost $30,203)		30,203

Total Value of Securities–100.30%
(Cost $31,794,977)		41,022,990
Liabilities Net of Receivables and Other Assets (See Notes)–(0.30%)		(121,245)
Net Assets Applicable to 4,581,390 Shares Outstanding–100.00%		$40,901,745

*Standard Class shares
**Institutional Class shares
†Non income producing security.
______________________________________________________________________________________________________________________________________
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Wilshire 2040 Profile Fund (Fund).

Security Valuation – The value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$33,179,336
Aggregate unrealized appreciation	$ 7,855,821
Aggregate unrealized depreciation	(12,167)
Net unrealized appreciation	$ 7,843,654

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $4,706,408 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Investment Companies	$40,992,787
Short-Term	30,203
Total	$41,022,990

There were no Level 3 securities at the beginning or end of the period.

3. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Cohen & Steers Global Real Estate Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.09%Δ
Australia – 11.08%
Commonwealth Property Office Fund	1,624,311	$1,348,800
Dexus Property Group	2,865,250	2,129,498
FKP Property Group	717,364	470,625
Goodman Group	5,940,128	3,569,988
=@†GPT Group In-Specie	4,536,115	0
ING Office Fund	2,090,056	1,121,872
Mirvac Group	1,213,681	1,642,579
Stockland	1,433,538	5,248,217
Westfield Group	899,993	9,959,012
		25,490,591
Austria – 0.35%
Atrium European Real Estate	124,765	798,815
		798,815
Brazil – 1.09%
†Aliansce Shopping Centers	101,494	587,709
†BR Malls Participacoes	42,199	498,203
†BR Properties	197,569	1,428,384
		2,514,296
Canada – 2.18%
Boardwalk Real Estate Investment Trust	56,398	2,235,371
Brookfield Properties	119,171	1,830,467
Primaris Retail Real Estate Investment Trust	57,256	947,219
RioCan REIT	176	3,203
		5,016,260
Finland – 1.01%
Citycon	8,635	34,408
Sponda	548,588	2,289,706
		2,324,114
France – 3.46%
Icade	23,600	2,627,041
Unibail-Rodamco	26,327	5,334,179
		7,961,220
Germany – 1.03%
Deutsche Wohnen	106,708	1,087,937
IVG Immobilien	145,433	1,270,990
		2,358,927
■Hong Kong – 19.98%
China Overseas Land & Investment	1,098,160	2,480,823
†Glorious Property Holdings	4,134,551	1,751,962
Great Eagle Holdings	178,807	502,044
Hang Lung Properties	613,700	2,474,007
Henderson Land Development	476,038	3,353,740
Hongkong Land Holdings	1,130,600	5,732,142
Hysan Development	580,231	1,677,713
Kerry Properties	289,000	1,550,291
KWG Property Holding	1,645,562	1,195,347
New World Development	2,375,007	4,649,529
Shagri-La Asia	660,408	1,296,277
Shimao Property Holdings	271,789	499,874
Sun Hung Kai Properties	936,443	14,087,201
Wharf Holdings	837,000	4,716,328
		45,967,278
Japan – 9.03%
Aeon Mall	43,900	925,520
DA Office Investment	242	516,926
Goldcrest	59,392	1,571,039
Japan Prime Realty Investment	233	518,636
Kenedix Realty Investment	209	561,342
Mitsubishi Estate	546,000	8,935,502
Mitsui Fudosan	228,620	3,880,843
Nippon Building Fund	180	1,549,898
Nomura Real Estate	37,300	575,319
Sumitomo Realty & Development	92,000	1,750,647
		20,785,672
Netherlands – 0.64%
Corio	21,919	1,463,633
		1,463,633
Norway – 0.48%
Norwegian Property	534,744	1,115,822
		1,115,822
Singapore – 3.75%
CapitaCommerical Trust	2,160,000	1,667,596
CapitaLand	1,737,000	4,929,509
†CapitaMalls Asia	196,000	316,649
Keppel Land	653,025	1,713,204
		8,626,958
Sweden – 1.22%
Fabege	331,688	2,241,989
Wihlborgs Fastigheter	26,671	563,369
		2,805,358
United Kingdom – 7.32%
†Big Yellow Group	195,270	1,007,595
British Land	311,581	2,274,982
Derwent London	48,447	1,005,830
Great Portland Estates	218,792	1,044,628
Hammerson	668,526	3,989,362
Land Securities Group	562,499	5,787,928
London & Stamford Property	26,612	48,061
Segro	117,705	570,203
†Unite Group	285,292	1,117,937
		16,846,526
United States – 35.47%
AMB Property	36,330	989,629
Apartment Investment & Management Class A	62,664	1,153,644
AvalonBay Communities	19,374	1,672,945
Boston Properties	29,974	2,261,239
†Brookdale Senior Living	187,337	3,902,230
Camden Property Trust	25,033	1,042,124
Colonial Properties Trust	85,492	1,101,137
Cousins Properties	78,796	654,795
Developers Diversified Realty	197,539	2,404,050
Education Realty Trust	82,209	472,702
Equity Lifestyle Properties	20,575	1,108,581
Equity Residential	78,125	3,058,594
†Forest City Enterprises Class A	154,241	2,222,613
HCP	91,811	3,029,763
Hersha Hospitality Trust	66,354	343,714
Hospitality Properties Trust	45,305	1,085,055
Host Hotels & Resorts	211,897	3,104,291
†Hyatt Hotels Class A	34,501	1,344,159
Kimco Realty	218,134	3,411,616
Liberty Property Trust	67,328	2,285,112
Macerich	45,818	1,755,288
Post Properties	111,055	2,445,431
ProLogis	443,860	5,858,951
PS Business Parks	42,454	2,267,044
Public Storage	60,557	5,570,637
Regency Centers	60,226	2,256,668
Simon Property Group	145,369	12,196,458
SL Green Realty	52,004	2,978,269
Sovran Self Storage	35,490	1,237,181
†Sunstone Hotel Investors	179,633	2,006,501
UDR	41,809	737,511
Ventas	23,316	1,107,044
Vornado Realty Trust	53,060	4,016,641
Weyerhaeuser	11,955	541,203
		81,622,820
Total Common Stock (Cost $171,772,797)		225,698,290
Short-Term Investment – 2.23%
Money Market Mutual Fund – 2.23%
Dreyfus Treasury & Agency Cash Management Fund	5,135,257	5,135,257
Total Short-Term Investment (Cost $5,135,257)		5,135,257
Total Value of Securities – 100.32%
(Cost $176,908,054)		230,833,547
Liabilities Net of Receivables and Other Assets (See Notes) – (0.32%)		(722,880)
Net Assets Applicable to 34,922,271 Shares Outstanding – 100.00%		$230,110,667

ΔSecurities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 "Notes."

Summary of Abbreviations:
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Kroner
REIT – Real Estate Investment Trust
SGD – Singapore Dollar
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts

			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
EUR 45,330	USD (61,395)	4/6/10	$(165)
GBP (31,053)	USD 46,747	4/1/10	(380)
GBP (31,822)	USD 48,106	4/6/10	(188)
HKD 153,296	USD (19,769)	4/7/10	(25)
JPY (3,404,359)	USD 36,164	4/2/10	(250)
JPY 741,429	USD (8,373)	4/1/10	(442)
NOK 113,850	USD (19,102)	4/6/10	51
NOK 149,389	USD (25,197)	4/7/10	(66)
SGD 66,370	USD (47,478)	4/5/10	(34)
SGD 72,104	USD (51,709)	4/1/10	(166)
			$(1,665)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Cohen & Steers Global Real Estate Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$208,589,160
Aggregate unrealized appreciation	$31,868,302
Aggregate unrealized depreciation	(9,686,820)
Net unrealized appreciation	$ 22,181,482

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $85,432,150 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $540,163 expires in 2015, $41,373,901 expires in 2016 and $43,518,086 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Total
Common Stock	$225,635,385	$-	$225,635,385
Short-Term	5,135,257	-	5,135,257
Total	$230,770,642	$-	$230,770,642

Foreign Currency Exchange Contracts	$-	$(1,665)	$(1,665)

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified in the schedule of investments.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Baron Growth Opportunities Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.95%
Aerospace & Defense – 0.31%
†Stanley	40,000	$1,131,600
		1,131,600
Capital Markets – 3.55%
Cohen & Steers	98,700	2,463,552
Eaton Vance	122,364	4,104,088
†Financial Engines	40,971	692,410
Jefferies Group	135,000	3,195,450
†RiskMetrics Group	115,000	2,600,150
		13,055,650
Commercial Services & Supplies – 3.91%
†Copart	147,000	5,233,200
†Covanta Holding	25,000	416,500
Ritchie Bros Auctioneers	190,700	4,103,864
†Tetra Tech	200,000	4,608,000
		14,361,564
Construction & Engineering – 1.08%
†AECOM Technology	140,000	3,971,800
		3,971,800
Distributors – 1.66%
†LKQ	300,000	6,090,000
		6,090,000
Diversified Consumer Services – 6.25%
DeVry	210,000	13,692,000
Strayer Education	38,000	9,253,760
		22,945,760
Diversified Financials – 2.98%
†Interactive Brokers Group Class A	50,000	807,500
†MSCI Class A	280,750	10,135,075
		10,942,575
Electric Utilities – 1.30%
ITC Holdings	86,920	4,780,600
		4,780,600
Electrical Equipment – 0.67%
†Generac Holdings	175,000	2,451,750
		2,451,750
Energy Equipment & Services – 6.60%
†Atlas Energy	46,400	1,443,968
Carbo Ceramics	24,615	1,534,499
Core Laboratories	50,000	6,540,000
†FMC Technologies	95,000	6,139,850
Helmerich & Payne	118,000	4,493,440
†SEACOR Holdings	50,800	4,097,528
		24,249,285
Food & Staples Retailing – 1.23%
†Whole Foods Market	125,000	4,518,750
		4,518,750
Food Products – 3.78%
Diamond Foods	60,234	2,532,237
†Dole Food	260,000	3,081,000
†Ralcorp Holdings	90,000	6,100,200
†TreeHouse Foods	49,323	2,163,800
		13,877,237
Health Care Equipment & Supplies – 6.47%
†Edwards Lifesciences	153,000	15,128,640
†Gen-Probe	75,000	3,750,000
†IDEXX Laboratories	85,000	4,891,750
		23,770,390
Health Care Providers & Services – 5.35%
†AMERIGROUP	218,400	7,259,616
†Community Health Systems	215,000	7,939,950
†Skilled Healthcare Group	2,058	12,698
†VCA Antech	158,015	4,429,160
		19,641,424
Hotels, Restaurants & Leisure – 9.74%
†Cheesecake Factory	76,000	2,056,560
Choice Hotels International	207,000	7,205,670
†Panera Bread Class A	70,000	5,354,300
@†Peet's Coffee & Tea	122,600	4,861,090
†Penn National Gaming	175,000	4,865,000
†Vail Resorts	240,000	9,621,601
†Wynn Resorts	23,950	1,816,129
		35,780,350
Household Durables – 1.03%
†Mohawk Industries	70,000	3,806,600
		3,806,600
Household Products – 0.78%
Church & Dwight	42,600	2,852,070
		2,852,070
Insurance – 1.66%
†Arch Capital Group	80,000	6,100,000
		6,100,000
Internet & Catolog Retail – 1.72%
†Blue Nile	115,000	6,327,300
		6,327,300
Internet Software & Services – 2.77%
†Equinix	61,550	5,991,277
†WebMD Health Class A	90,000	4,174,200
		10,165,477
IT Services – 1.12%
†Gartner	184,435	4,101,834
		4,101,834
Life Sciences Tools & Services – 4.78%
†Charles River Laboratories International	93,000	3,655,830
†Covance	43,779	2,687,593
†Mettler-Toledo International	70,493	7,697,835
Techne	55,000	3,502,950
		17,544,208
Machinery – 1.16%
Kaydon	47,000	1,767,200
Valmont Industries	30,000	2,484,900
		4,252,100
Media – 2.79%
Interactive Data	53,936	1,725,952
†Lamar Advertising Class A	80,000	2,748,000
†Morningstar	120,000	5,770,800
		10,244,752
Oil, Gas & Consumable Fuels – 5.40%
†Brigham Exploration	80,000	1,276,000
†Concho Resources	46,438	2,338,618
†Denbury Resources	490,819	8,280,116
Southern Union	210,000	5,327,700
St. Mary Land & Exploration	75,000	2,610,750
		19,833,184
Professional Services – 1.47%
†CoStar Group	81,500	3,383,880
†IHS Class A	11,300	604,211
Telvent GIT	49,000	1,409,240
		5,397,331
Real Estate Investment Trusts – 2.00%
†Alexander's	12,700	3,798,951
Alexandria Real Estate Equities	35,000	2,366,000
American Campus Communities	28,957	800,951
Douglas Emmett	25,000	384,250
		7,350,152
Real Estate Management & Development – 0.58%
†CB Richard Ellis Group Class A	135,000	2,139,750
		2,139,750
Road & Rail – 2.54%
†Genesee & Wyoming Class A	200,000	6,824,000
Landstar System	60,000	2,518,800
		9,342,800
Software – 4.07%
†ANSYS	130,000	5,608,200
†Blackboard	45,000	1,874,700
†Concur Technologies	70,000	2,870,700
FactSet Research Systems	52,400	3,844,588
†SS&C Technologies Holdings	50,000	754,000
		14,952,188
Specialty Retail – 5.10%
†CarMax	136,000	3,416,320
†Dick's Sporting Goods	244,600	6,386,506
†J. Crew Group	155,352	7,130,657
†Lumber Liquidators Holdings	25,000	666,750
†Penske Auto Group	79,000	1,139,180
		18,739,413
Textiles, Apparel & Luxury Goods – 3.22%
Polo Ralph Lauren	70,000	5,952,800
†Under Armour Class A	200,102	5,885,000
		11,837,800
Trading Company & Distributors – 0.83%
MSC Industrial Direct Class A	60,000	3,039,600
		3,039,600
Wireless Telecommunication Services – 0.05%
†SBA Communications Class A	5,120	184,678
		184,678
Total Common Stock (Cost $229,132,108)		359,779,972

Short-Term Investment – 2.39%
Money Market Mutual Fund – 2.39%
Dreyfus Treasury & Agency Cash Management Fund	8,763,997	8,763,997
Total Short-Term Investment (Cost $8,763,997)		8,763,997
Total Value of Securities – 100.34%
(Cost $237,896,105)		368,543,969
Liabilities Net of Receivables and Other Assets (See Notes) – (0.34%)		(1,235,170)
Net Assets Applicable to 14,318,376 Shares Outstanding – 100.00%		$367,308,799

†Non income producing security.
@Illiquid security. At March 31 2010, the aggregate amount of illiquid securities was $4,861,090, which represented 1.32% of the Fund’s net assets. See Note 3 in “Notes.”

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Baron Growth Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value.  Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$237,944,109
Aggregate unrealized appreciation	$136,771,984
Aggregate unrealized depreciation	(6,172,124)
Net unrealized appreciation	$130,599,860

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $46,516,847 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $24,835,858 expires in 2016 and $21,680,989 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Common Stock	$359,779,972
Short-Term	8,763,997
Total	$368,543,969

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of March 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Turner Mid-Cap Growth Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.63%
Aerospace & Defense – 1.43%
Precision Castparts	4,000	$506,840
		506,840
Airlines – 1.14%
†Continental Airlines Class B	18,360	403,369
		403,369
Automobiles – 0.79%
Harley-Davidson	9,980	280,139
		280,139
Beverages – 0.90%
†Hansen Natural	7,380	320,144
		320,144
Biotechnology – 3.76%
†Alexion Pharmaceuticals	7,070	384,396
†Human Genome Sciences	7,830	236,466
†United Therapeutics	8,540	472,518
†Vertex Pharmaceuticals	5,880	240,316
		1,333,696
Building Products – 0.68%
†Owens Corning	9,520	242,189
		242,189
Capital Markets – 3.75%
†Affiliated Managers Group	4,590	362,610
T. Rowe Price Group	11,620	638,286
†TD Ameritrade Holding	17,260	328,976
		1,329,872
Chemicals – 1.88%
CF Industries Holdings	3,580	326,424
Ecolab	7,760	341,052
		667,476
Commercial Banks – 1.28%
Fifth Third Bancorp	33,410	454,042
		454,042
Communications Equipment – 3.55%
†F5 Networks	12,980	798,399
†Juniper Networks	14,970	459,280
		1,257,679
Computers & Peripherals – 3.12%
†NetApp	19,370	630,687
†QLogic	23,390	474,817
		1,105,504
Diversified Financial Services – 1.94%
†IntercontinentalExchange	3,730	418,431
†MSCI Class A	7,450	268,945
		687,376
Energy Equipment & Services – 1.66%
†Cameron International	10,530	451,316
†Nabors Industries	7,060	138,588
		589,904
Food Products – 1.26%
†Green Mountain Coffee Roasters	4,630	448,277
		448,277
Food & Staples Retailing – 2.26%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,010	269,592
†Whole Foods Market	14,720	532,128
		801,720
Gas Utilities – 0.63%
Questar	5,150	222,480
		222,480
Health Care Equipment & Supplies – 3.36%
†Edwards Lifesciences	3,560	352,013
†Hospira	7,790	441,304
†Intuitive Surgical	1,140	396,868
		1,190,185
Health Care Providers & Services – 4.77%
AmerisourceBergen	15,690	453,754
CIGNA	7,120	260,450
†Community Health Systems	6,270	231,551
†DaVita	3,970	251,698
†Health Management Associates Class A	19,520	167,872
†Schein (Henry)	5,510	324,539
		1,689,864
Health Care Technology – 1.12%
†Cerner	4,670	397,230
		397,230
Hotels, Restaurants & Leisure – 5.69%
†Panera Bread Class A	4,900	374,801
Starwood Hotels & Resorts Worldwide	14,690	685,141
†WMS Industries	11,225	470,777
†Wynn Resorts	6,410	486,070
		2,016,789
Household Durables – 1.96%
†Pulte Homes	38,910	437,738
Stanley Black & Decker	4,470	256,623
		694,361
Industrial Conglomerates – 1.03%
†McDermott International	13,630	366,919
		366,919
Insurance – 0.53%
†Genworth Financial	10,230	187,618
		187,618
Internet & Catalog Retail – 1.65%
†priceline.com	2,290	583,950
		583,950
Internet Software & Services – 1.32%
†MercadoLibre	4,930	237,675
†VistaPrint	4,030	230,718
		468,393
IT Services – 1.08%
Global Payments	8,380	381,709
		381,709
Life Sciences Tools & Services – 1.79%
†Charles River Laboratories International	8,790	345,535
†Waters	4,290	289,747
		635,282
Machinery – 3.92%
Cummins	9,150	566,843
Joy Global	8,250	466,950
Parker Hannifin	5,480	354,775
		1,388,568
Media – 1.85%
Cablevision Systems Class A	13,680	330,235
†Focus Media Holding ADR	17,860	326,124
		656,359
Metals & Mining – 3.05%
†Thompson Creek Metals	25,990	351,645
United States Steel	6,120	388,742
Walter Energy	3,710	342,321
		1,082,708
Multiline Retail – 0.88%
Nordstrom	7,620	311,277
		311,277
Oil, Gas & Consumable Fuels – 4.64%
†Alpha Natural Resources	5,050	251,945
†Concho Resources	5,410	272,448
Consol Energy	5,710	243,589
†PetroHawk Energy	14,380	291,626
Range Resources	9,410	441,046
†Whiting Petroleum	1,770	143,087
		1,643,741
Personal Products – 2.55%
Avon Products	16,200	548,694
Mead Johnson Nutrition Class A	6,860	356,926
		905,620
Professional Services – 0.69%
Robert Half International	8,040	244,657
		244,657
Real Estate Investment Trusts – 0.92%
Digital Realty Trust	6,000	325,200
		325,200
Real Estate Management & Development – 1.07%
†CB Richard Ellis Group Class A	23,900	378,815
		378,815
Semiconductors & Semiconductor Equipment – 12.91%
ASML Holding	12,080	427,632
†Atheros Communications	13,550	524,521
Broadcom Class A	16,450	545,811
†Cree	4,640	325,821
†Lam Research	16,410	612,421
†Marvell Technology Group	21,650	441,227
†Micron Technology	61,090	634,725
†NetLogic Microsystems	10,320	303,718
†PMC-Sierra	39,440	351,805
†Varian Semiconductor Equipment Associates	12,427	411,582
		4,579,263
Software – 2.73%
†McAfee	10,460	419,760
†salesforce.com	7,370	548,696
		968,456
Specialty Retail – 4.26%
†Bed Bath & Beyond	10,500	459,480
Guess	10,790	506,914
†Urban Outfitters	14,360	546,111
		1,512,505
Textiles, Apparel & Luxury Goods – 2.05%
Coach	11,570	457,246
†Warnaco Group	5,680	270,993
		728,239
Trading Companies & Distributors – 1.18%
Fastenal	8,760	420,392
		420,392
Wireless Telecommunication Services – 0.60%
Millicom International Cellular	2,380	212,177
		212,177
Total Common Stock (Cost $25,796,486)		34,620,984

Short-Term Investment – 2.47%
Money Market Mutual Fund – 2.47%
Dreyfus Treasury & Agency Cash Management Fund	874,670	874,670
Total Short-Term Investment (Cost $874,670)		874,670
Total Value of Securities – 100.10%
(Cost $26,671,156)		35,495,654
Liabilities Net of Receivables and Other Assets (See Notes) – (0.10%)		(36,333)
Net Assets Applicable to 3,742,190 Shares Outstanding – 100.00%		$35,459,321

†Non income producing security.

ADR – American Depositary Receipts

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Turner Mid-Cap Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$26,932,723
Aggregate unrealized appreciation	$ 8,727,332
Aggregate unrealized depreciation	(164,401)
Net unrealized appreciation	$ 8,562,931

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $11,468,010 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $6,043,573 expires in 2016 and $5,424,437 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Common Stock	$34,620,984
Short-Term	874,670
Total	$35,495,654

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP T. Rowe Price Growth Stock Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.62%
Aerospace & Defense – 1.21%
Precision Castparts	30,600	$3,877,326
		3,877,326
Air Freight & Logistics – 1.44%
Expeditors International of Washington	58,100	2,145,052
FedEx	26,600	2,484,440
		4,629,492
Beverages – 0.92%
PepsiCo	44,620	2,952,059
		2,952,059
Biotechnology – 2.31%
†Celgene	27,500	1,703,900
†Gilead Sciences	105,800	4,811,784
†Vertex Pharmaceuticals	22,500	919,575
		7,435,259
Capital Markets – 5.81%
BlackRock	4,600	1,001,696
Franklin Resources	32,700	3,626,430
Goldman Sachs Group	18,950	3,233,439
Invesco	144,300	3,161,613
Morgan Stanley	90,000	2,636,100
Northern Trust	47,400	2,619,324
Schwab (Charles)	129,000	2,411,010
		18,689,612
Chemicals – 1.64%
Monsanto	18,700	1,335,554
Praxair	47,500	3,942,500
		5,278,054
Commercial Banks – 2.46%
PNC Financial Services Group	31,300	1,868,610
U.S. Bancorp	131,400	3,400,632
Wells Fargo	84,900	2,642,088
		7,911,330
Commercial Services & Supplies – 0.43%
Republic Services	47,700	1,384,254
		1,384,254
Communications Equipment – 4.02%
†Cisco Systems	164,200	4,274,126
†Juniper Networks	113,700	3,488,316
QUALCOMM	123,300	5,177,367
		12,939,809
Computers & Peripherals – 8.10%
†Apple	91,600	21,519,587
Hewlett Packard	38,100	2,025,015
International Business Machines	19,600	2,513,700
		26,058,302
Consumer Finance – 1.01%
American Express	79,000	3,259,540
		3,259,540
Diversified Financial Services – 3.52%
CME Group	4,700	1,485,717
†IntercontinentalExchange	25,500	2,860,590
JPMorgan Chase	155,600	6,963,100
		11,309,407
Electrical Equipment – 0.48%
Rockwell Automation	27,200	1,532,992
		1,532,992
Electronic Equipment, Instruments & Components – 0.96%
†Dolby Laboratories Class A	52,900	3,103,643
		3,103,643
Energy Equipment & Services – 2.55%
†Cameron International	53,400	2,288,724
†FMC Technologies	15,600	1,008,228
Schlumberger	77,500	4,918,150
		8,215,102
Food & Staples Retailing – 0.76%
Costco Wholesale	41,100	2,454,081
		2,454,081
Health Care Equipment & Supplies – 1.70%
†Intuitive Surgical	8,300	2,889,479
Stryker	45,200	2,586,344
		5,475,823
Health Care Providers & Services – 6.25%
†Express Scripts	74,400	7,570,944
McKesson	43,900	2,885,108
†Medco Health Solutions	149,500	9,651,720
		20,107,772
Hotels, Restaurants & Leisure – 3.24%
*Carnival	16,300	633,744
Marriott International Class A	99,051	3,122,088
†MGM MIRAGE	53,200	638,400
†Starbucks	167,900	4,074,933
Starwood Hotels & Resorts Worldwide	42,200	1,968,208
		10,437,373
Household Products – 0.80%
Procter & Gamble	40,607	2,569,205
		2,569,205
Industrial Conglomerates – 1.23%
3M	27,900	2,331,603
†McDermott International	60,400	1,625,968
		3,957,571
Insurance – 0.47%
Sun Life Financial	46,700	1,502,402
		1,502,402
Internet & Catalog Retail – 4.04%
†Amazon.com	83,600	11,347,028
†priceline.com	6,500	1,657,500
		13,004,528
Internet Software & Services – 9.23%
†Akamai Technologies	47,700	1,498,257
†Baidu ADR	7,600	4,537,200
†eBay	113,700	3,064,215
†Google Class A	29,900	16,953,598
Tencent Holdings	182,300	3,658,092
		29,711,362
IT Services – 6.52%
Accenture Class A	75,850	3,181,908
Automatic Data Processing	44,600	1,983,362
MasterCard Class A	15,900	4,038,600
Visa Class A	116,700	10,623,201
Western Union	68,300	1,158,368
		20,985,439
Life Sciences Tools & Services – 0.38%
†Illumina	31,300	1,217,570
		1,217,570
Machinery – 4.62%
Bucyrus International Class A	24,600	1,623,354
Danaher	122,620	9,798,564
Deere	21,300	1,266,498
PACCAR	49,900	2,162,666
		14,851,082
Media – 2.49%
Disney (Walt)	95,200	3,323,432
†Liberty Media-Interactive Class A	167,400	2,562,894
McGraw-Hill Companies	59,700	2,128,305
		8,014,631
Metals & Mining – 1.08%
Agnico-Eagle Mines	14,000	779,380
BHP Billiton	67,787	2,711,209
		3,490,589
Multiline Retail – 0.55%
†Kohl's	32,300	1,769,394
		1,769,394
Oil, Gas & Consumable Fuels – 3.47%
EOG Resources	25,300	2,351,382
Murphy Oil	27,600	1,550,844
Petroleo Brasiliero ADR	101,500	4,018,385
Suncor Energy	99,700	3,244,238
		11,164,849
Pharmaceuticals – 1.23%
Allergan	60,700	3,964,924
		3,964,924
Road & Rail – 0.20%
Union Pacific	8,700	637,710
		637,710
Semiconductors & Semiconductor Equipment – 3.05%
ASML Holding	41,600	1,472,640
Broadcom Class A	50,700	1,682,226
Intel	40,400	899,304
†Marvell Technology Group	167,500	3,413,650
†NVIDIA	92,600	1,609,388
†#Samsung Electronics GDR 144A	2,000	722,966
		9,800,174
Software – 2.23%
†Autodesk	46,400	1,365,088
†McAfee	55,800	2,239,254
Microsoft	88,765	2,598,152
†salesforce.com	12,900	960,405
		7,162,899
Specialty Retail – 2.68%
†AutoZone	14,700	2,544,423
†CarMax	68,000	1,708,160
Lowe's Companies	131,100	3,177,864
†O'Reilly Automotive	28,400	1,184,564
		8,615,011
Textiles, Apparel & Luxury Goods – 1.67%
Coach	68,900	2,722,928
NIKE Class B	36,100	2,653,350
		5,376,278
Trading Companies & Distributors – 0.71%
Fastenal	47,700	2,289,123
		2,289,123
Wireless Telecommunication Services – 4.16%
†American Tower Class A	119,800	5,104,678
†Crown Castle International	186,800	7,141,364
†Leap Wireless International	40,300	659,308
†MetroPCS Communications	69,800	494,184
		13,399,534
Total Common Stock (Cost $267,034,254)		320,535,505
Short-Term Investment – 0.56%
Money Market Mutual Fund – 0.56%
Dreyfus Treasury & Agency Cash Management Fund	1,792,783	1,792,783
Total Short-Term Investment (Cost $1,792,783)		1,792,783
Total Value of Securities – 100.18%
(Cost $268,827,037)		322,328,288
Liabilities Net of Receivables and Other Assets (See Notes) – (0.18%)		(584,678)
Net Assets Applicable to 20,330,938 Shares Outstanding – 100.00%		$321,743,610

†Non income producing security.
*Common Stock Unit
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $722,966, which represented 0.22% of the Fund’s net assets. See Note 4 in "Notes."

Summary of Abbreviations:
ADR–American Depositary Receipts
GDR–Global Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP T. Rowe Price Growth Stock Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 273,194,386
Aggregate unrealized appreciation	$ 53,477,381
Aggregate unrealized depreciation	(4,343,479)
Net unrealized appreciation	$ 49,133,902

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $101,287,641 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $38,367,688 expires in 2010, $2,424,292 expires in 2011, $19,123,114 expires in 2016, and $41,372,547 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level2	Total
Common Stock	$319,812,539	$722,966	$320,535,505
Short-Term	1,792,783	-	1,792,783
Total	$321,605,322	$722,966	$322,328,288

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund over the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2010.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2010, no securities have been determined be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

5. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Capital Growth Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.60%
Aerospace & Defense – 3.67%
Boeing	43,050	$3,125,861
General Dynamics	27,660	2,135,352
Precision Castparts	13,640	1,728,324
		6,989,537
Air Freight & Logistics – 0.80%
FedEx	16,240	1,516,816
		1,516,816
Auto Components – 1.23%
Johnson Controls	71,170	2,347,898
		2,347,898
Automobiles – 1.58%
Harley-Davidson	106,920	3,001,244
		3,001,244
Biotechnology – 1.06%
†Celgene	32,690	2,025,472
		2,025,472
Building Products – 1.18%
Masco	144,650	2,244,968
		2,244,968
Capital Markets – 4.28%
Ameriprise Financial	48,500	2,199,960
Goldman Sachs Group	24,140	4,119,008
†UBS	112,500	1,828,852
		8,147,820
Chemicals – 1.28%
Mosaic	40,110	2,437,485
		2,437,485
Commercial Banks – 4.88%
Itau Unibanco Holding ADR	85,915	1,889,271
SunTrust Banks	87,930	2,355,645
Wells Fargo	161,880	5,037,705
		9,282,621
Communications Equipment – 7.27%
†Cisco Systems	326,810	8,506,865
†Juniper Networks	105,390	3,233,365
QUALCOMM	49,890	2,094,881
		13,835,111
Computers & Peripherals – 9.49%
†Apple	37,740	8,866,258
†EMC	212,750	3,838,010
International Business Machines	4,290	550,193
†NetApp	147,340	4,797,390
		18,051,851
Diversified Consumer Services – 1.15%
†Apollo Group Class A	35,690	2,187,440
		2,187,440
Diversified Financial Services – 1.85%
Moody's	118,100	3,513,475
		3,513,475
Energy Equipment & Services – 3.30%
Halliburton	40,120	1,208,816
National Oilwell Varco	37,800	1,533,924
Schlumberger	55,790	3,540,433
		6,283,173
Health Care Equipment & Supplies – 1.07%
Covidien	40,700	2,046,396
		2,046,396
Hotels, Restaurants & Leisure – 2.75%
International Game Technology	172,590	3,184,286
†MGM MIRAGE	171,250	2,055,000
		5,239,286
Household Durables – 0.93%
DR Horton	141,100	1,777,860
		1,777,860
Industrial Conglomerates – 2.19%
Ingersoll-Rand	75,150	2,620,481
Siemens ADR	15,440	1,543,537
		4,164,018
Insurance – 3.36%
Hartford Financial Services Group	224,790	6,388,532
		6,388,532
Internet & Catalog Retail – 1.40%
†Amazon.com	19,590	2,658,951
		2,658,951
Internet Software & Services – 5.43%
†eBay	128,960	3,475,472
†Google Class A	10,500	5,953,605
†VeriSign	34,620	900,466
		10,329,543
IT Services – 3.57%
Accenture Class A	32,220	1,351,629
MasterCard Class A	12,710	3,228,340
Western Union	130,950	2,220,912
		6,800,881
Machinery – 5.15%
Caterpillar	7,010	440,579
Cummins	23,310	1,444,055
Eaton	23,670	1,793,476
Illinois Tool Works	51,680	2,447,565
PACCAR	84,810	3,675,664
		9,801,339
Metals & Mining – 2.98%
Barrick Gold	41,800	1,602,612
BHP Billiton ADR	29,220	2,346,951
Freeport-McMoRan Copper & Gold Class B	20,560	1,717,582
		5,667,145
Multiline Retail – 1.29%
Target	46,870	2,465,362
		2,465,362
Oil, Gas & Consumable Fuels – 2.31%
Consol Energy	43,010	1,834,807
Hess	40,880	2,557,044
		4,391,851
Pharmaceuticals – 0.86%
Teva Pharmaceutical Industries ADR	26,120	1,647,650
		1,647,650
Semiconductors & Semiconductor Equipment – 5.88%
Altera	87,920	2,137,335
Analog Devices	72,610	2,092,620
Intel	195,320	4,347,823
Texas Instruments	106,440	2,604,587
		11,182,365
Software – 10.29%
†BMC Software	83,919	3,188,922
†Citrix Systems	19,880	943,704
†McAfee	42,050	1,687,467
Microsoft	249,670	7,307,840
Oracle	250,960	6,447,162
		19,575,095
Specialty Retail – 2.42%
Lowe's	99,420	2,409,940
Staples	93,550	2,188,135
		4,598,075
Textiles, Apparel & Luxury Goods – 0.70%
Coach	33,870	1,338,542
		1,338,542
Total Common Stock (Cost $151,607,613)		181,937,802

Short-Term Investment – 4.50%
Money Market Mutual Fund – 4.50%
Dreyfus Treasury & Agency Cash Management Fund	8,556,303	8,556,303
Total Short-Term Investment (Cost $8,556,303)		8,556,303

Total Value of Securities – 100.10%
(Cost $160,163,916)		190,494,105
Liabilities Net of Receivables and Other Assets (See Notes) – (0.10%)		(192,666)
Net Assets Applicable to 8,434,515 Shares Outstanding – 100.00%		$190,301,439

†Non income producing security.
ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accou nting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Capital Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$164,151,744
Aggregate unrealized appreciation	$ 27,532,685
Aggregate unrealized depreciation	(1,190,324)
Net unrealized appreciation	$ 26,342,361

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $74,212,625 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $14,024,321 expires in 2011, $19,364,659 expires in 2016, and $40,823,645 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Common Stock	$181,937,802
Short-Term	8,556,303
Total	$190,494,105

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

4. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

  Schedule of Investments (Unaudited)

LVIP SSgA S&P 500 Index Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock– 96.63%
Aerospace & Defense – 2.90%
Boeing	54,718	$3,973,073
General Dynamics	28,294	2,184,297
Goodrich	8,983	633,481
Honeywell International	55,901	2,530,638
ITT	13,177	706,419
L-3 Communications Holdings	8,779	804,420
Lockheed Martin	23,208	1,931,370
Northrop Grumman	23,089	1,513,946
Precision Castparts	10,360	1,312,716
Raytheon	27,546	1,573,428
Rockwell Collins	11,867	742,756
United Technologies	67,100	4,939,230
		22,845,774
Air Freight & Logistics – 1.01%
Expeditors International of Washington	14,471	534,269
FedEx	22,840	2,133,256
Robinson (C.H.) Worldwide	12,725	710,691
United Parcel Service Class B	71,191	4,585,413
		7,963,629
Airlines – 0.09%
Southwest Airlines	56,062	741,140
		741,140
Auto Components – 0.23%
†Goodyear Tire & Rubber	16,280	205,779
Johnson Controls	48,855	1,611,727
		1,817,506
Automobiles – 0.45%
†Ford Motor	243,746	3,063,887
Harley-Davidson	17,193	482,608
		3,546,495
Beverages – 2.47%
Brown-Forman Class B	8,041	478,037
Coca Cola	167,130	9,192,150
Coca-Cola Enterprises	21,909	606,003
†Constellation Brands Class A	15,250	250,710
Dr Pepper Snapple Group	19,300	678,781
Molson Coors Brewing Class B	11,460	482,008
PepsiCo	117,925	7,801,918
		19,489,607
Biotechnology – 1.49%
†Amgen	70,805	4,231,306
†Biogen Idec	19,969	1,145,422
†Celgene	33,601	2,081,918
†Cephalon	5,200	352,456
†Genzyme	19,742	1,023,228
†Gilead Sciences	64,789	2,946,604
		11,780,934
Building Products – 0.05%
Masco	25,727	399,283
		399,283
Capital Markets – 2.62%
Ameriprise Financial	17,906	812,216
Bank of New York Mellon	86,534	2,672,170
†E Trade Financial	114,858	189,516
Federated Investors Class B	7,090	187,034
Franklin Resources	10,464	1,160,458
Goldman Sachs Group	37,916	6,469,607
Invesco	30,900	677,019
Janus Capital Group	13,111	187,356
Legg Mason	11,433	327,784
Morgan Stanley	101,206	2,964,324
Northern Trust	18,017	995,619
Schwab (Charles)	70,493	1,317,514
¤State Street	35,999	1,624,995
T. Rowe Price Group	19,178	1,053,448
		20,639,060
Chemicals – 1.81%
Air Products & Chemicals	15,104	1,116,941
Airgas	6,100	388,082
CF Industries Holdings	2,930	267,157
Dow Chemical	82,213	2,431,038
duPont (E.I.) deNemours	65,363	2,434,118
Eastman Chemical	5,424	345,400
Ecolab	17,039	748,864
FMC	5,800	351,132
International Flavors & Fragrances	5,772	275,151
Monsanto	39,266	2,804,379
PPG Industries	12,133	793,498
Praxair	22,133	1,837,039
Sigma-Aldrich	8,454	453,642
		14,246,441
Commercial Banks – 3.02%
BB&T	48,978	1,586,397
Comerica	13,361	508,252
Fifth Third Bancorp	57,237	777,851
First Horizon National	14,549	204,411
Huntington Bancshares	53,346	286,468
KeyCorp	63,244	490,141
M&T Bank	5,921	470,009
Marshall & Ilsley	38,828	312,565
PNC Financial Services Group	37,723	2,252,063
Regions Financial	86,033	675,359
SunTrust Banks	34,862	933,953
U.S. Bancorp	137,472	3,557,775
Wells Fargo	373,098	11,610,811
Zions Bancorp	9,321	203,384
		23,869,439
Commercial Services & Supplies – 0.48%
Avery Dennison	8,173	297,579
Cintas	9,226	259,158
Donnelley (R.R.) & Sons	15,411	329,025
Iron Mountain	13,300	364,420
Pitney Bowes	13,968	341,518
Republic Services	22,740	659,915
†Stericycle	5,900	321,550
Waste Management	36,274	1,248,913
		3,822,078
Communications Equipment – 2.71%
†Cisco Systems	414,074	10,778,347
Corning	113,856	2,301,030
Harris	9,300	441,657
†JDS Uniphase	19,602	245,613
†Juniper Networks	38,193	1,171,761
†Motorola	163,938	1,150,845
QUALCOMM	121,963	5,121,226
Tellabs	27,032	204,632
		21,415,111
Computers & Peripherals – 5.54%
†Apple	65,298	15,340,459
†Dell	125,041	1,876,865
†EMC	147,077	2,653,269
Hewlett-Packard	170,829	9,079,561
International Business Machines	93,540	11,996,505
†Lexmark International Class A	4,934	178,019
†NetApp	26,003	846,658
†QLogic	7,082	143,765
†SanDisk	16,404	568,071
†Teradata	12,532	362,049
†Western Digital	17,400	678,426
		43,723,647
Construction & Engineering – 0.16%
Fluor	12,620	586,957
†Jacobs Engineering Group	8,370	378,240
†Quanta Services	15,300	293,148
		1,258,345
Construction Materials – 0.05%
Vulcan Materials	9,079	428,892
		428,892
Consumer Finance – 0.75%
American Express	85,540	3,529,380
Capital One Financial	33,210	1,375,226
Discover Financial Services	41,390	616,711
†SLM	33,992	425,580
		5,946,897
Containers & Packaging – 0.18%
Ball	6,986	372,913
Bemis	6,734	193,400
†Owens-Illinois	11,200	398,048
†Pactiv	9,749	245,480
Sealed Air	10,003	210,863
		1,420,704
Distributors – 0.06%
Genuine Parts	11,244	475,059
		475,059
Diversified Consumer Services – 0.16%
†Apollo Group Class A	9,415	577,045
Block (H &R)	22,656	403,277
DeVry	4,100	267,320
		1,247,642
Diversified Financial Services – 4.44%
Bank of America	722,274	12,892,591
†Citigroup	1,417,780	5,742,009
CME Group	4,701	1,486,033
†IntercontinentalExchange	5,144	577,054
JPMorgan Chase	286,047	12,800,603
†Leucadia National	13,371	331,735
Moody's	14,208	422,688
†Nasdaq OMX Group	10,400	219,648
NYSE Euronext	17,756	525,755
		34,998,116
Diversified Telecommunication Services – 2.44%
AT&T	424,717	10,974,687
CenturyTel	22,735	806,183
Frontier Communications	24,278	180,628
Qwest Communications International	114,457	597,466
Verizon Communications	205,749	6,382,334
Windstream	31,464	342,643
		19,283,941
Electric Utilities – 1.73%
Allegheny Energy	11,953	274,919
American Electric Power	35,051	1,198,043
Duke Energy	92,389	1,507,788
Edison International	23,521	803,713
Entergy	13,493	1,097,656
Exelon	48,233	2,113,088
FirstEnergy	21,381	835,783
FPL Group	29,349	1,418,437
Northeast Utilities	13,000	359,320
Pepco Holdings	16,854	289,046
Pinnacle West Capital	7,253	273,656
PPL	26,259	727,637
Progress Energy	20,042	788,853
Southern	59,189	1,962,707
		13,650,646
Electrical Equipment – 0.53%
Emerson Electric	54,228	2,729,837
†First Solar	3,770	462,391
Rockwell Automation	10,546	594,373
Roper Industries	6,800	393,312
		4,179,913
Electronic Equipment, Instruments & Components – 0.27%
†Agilent Technologies	25,888	890,288
Amphenol Class A	11,800	497,842
†FLIR Systems	10,900	307,380
Jabil Circuit	14,131	228,781
Molex	11,045	230,399
		2,154,690
Energy Equipment & Services – 1.72%
Baker Hughes	23,324	1,092,496
BJ Services	20,731	443,643
†Cameron International	17,090	732,477
Diamond Offshore Drilling	4,700	417,407
†FMC Technologies	8,400	542,892
Halliburton	66,508	2,003,886
Helmerich & Payne	7,300	277,984
†Nabors Industries	20,094	394,445
National Oilwell Varco	29,615	1,201,777
†Rowan	8,910	259,370
Schlumberger	85,966	5,455,403
Smith International	17,791	761,811
		13,583,591
Food & Staples Retailing – 2.60%
Costco Wholesale	31,981	1,909,586
CVS Caremark	101,421	3,707,952
Kroger	47,377	1,026,186
Safeway	28,596	710,897
Supervalu	13,456	224,446
Sysco	42,191	1,244,635
Walgreen	71,379	2,647,447
Wal-Mart Stores	153,987	8,561,676
†Whole Foods Market	12,921	467,094
		20,499,919
Food Products – 1.64%
Archer-Daniels-Midland	46,922	1,356,046
Campbell Soup	13,760	486,416
ConAgra Foods	31,881	799,257
†Dean Foods	10,998	172,559
General Mills	23,983	1,697,756
Heinz (H. J.)	22,216	1,013,272
Hershey	11,195	479,258
Hormel Foods	5,600	235,256
Kellogg	19,071	1,018,964
Kraft Foods Class A	124,580	3,767,298
McCormick	9,223	353,794
Sara Lee	47,833	666,314
Smucker (J.M.)	8,253	497,326
Tyson Food Class A	21,382	409,465
		12,952,981
Gas Utilities – 0.17%
EQT	9,300	381,300
NICOR	3,119	130,748
ONEOK	7,500	342,375
Questar	11,854	512,093
		1,366,516
Health Care Equipment & Supplies – 1.88%
Bard (C.R.)	6,690	579,488
Baxter International	43,902	2,555,096
Becton, Dickinson	17,077	1,344,472
†Boston Scientific	110,439	797,370
†CareFusion	11,657	308,095
DENTSPLY International	10,400	362,440
†Hospira	12,364	700,421
†Intuitive Surgical	2,800	974,764
Medtronic	80,233	3,612,891
†St. Jude Medical	24,115	989,921
Stryker	20,931	1,197,672
†Varian Medical Systems	9,025	499,353
†Zimmer Holdings	15,306	906,115
		14,828,098
Health Care Providers & Services – 2.10%
Aetna	30,810	1,081,739
AmerisourceBergen	20,820	602,114
Cardinal Health	25,315	912,099
CIGNA	20,670	756,109
†Coventry Health Care	9,448	233,555
†DaVita	7,300	462,820
†Express Scripts	19,934	2,028,484
†Humana	11,682	546,367
†Laboratory Corp. of America Holdings	7,317	553,970
McKesson	19,792	1,300,730
†Medco Health Solutions	34,762	2,244,235
†Patterson Companies	6,576	204,185
Quest Diagnostics	11,266	656,695
†Tenet Healthcare	33,668	192,581
UnitedHealth Group	83,786	2,737,288
†WellPoint	32,270	2,077,543
		16,590,514
Hotels, Restaurants & Leisure – 1.49%
Carnival	32,373	1,258,662
Darden Restaurants	10,038	447,093
International Game Technology	20,267	373,926
Marriott International Class A	18,427	580,819
McDonald's	77,291	5,156,856
Starbucks	53,682	1,302,862
Starwood Hotels & Resorts Worldwide	13,144	613,036
Wyndham Worldwide	13,569	349,130
†Wynn Resorts	5,000	379,150
Yum Brands	33,303	1,276,504
		11,738,038
Household Durables – 0.42%
D.R. Horton	19,559	246,443
Fortune Brands	10,293	499,313
†Harman International Industries	5,220	244,192
Leggett & Platt	9,581	207,333
Lennar Class A	10,307	177,383
Newell Rubbermaid	21,494	326,709
†Pulte Homes	22,595	254,194
Snap-On	4,437	192,300
Stanley Black & Decker	11,745	674,261
Whirlpool	5,482	478,305
		3,300,433
Household Products – 2.40%
Clorox	10,631	681,872
Colgate-Palmolive	35,759	3,048,812
Kimberly-Clark	30,372	1,909,791
Procter & Gamble	210,144	13,295,795
		18,936,270
Independent Power Producers & Energy Traders – 0.18%
†AES	48,456	533,016
Constellation Energy Group	13,791	484,202
†NRG Energy	17,800	372,020
		1,389,238
Industrial Conglomerates – 2.37%
3M	51,757	4,325,332
General Electric	770,616	14,025,212
Textron	18,049	383,180
		18,733,724
Insurance – 3.72%
AFLAC	33,191	1,801,939
Allstate	37,658	1,216,730
†American International Group	9,619	328,393
Aon	19,622	838,056
Assurant	8,444	290,305
†Berkshire Hathaway	119,102	9,679,419
Chubb	23,863	1,237,297
Cincinnati Financial	12,739	368,157
†Genworth Financial	36,594	671,134
Hartford Financial Services Group	27,743	788,456
¤Lincoln National	21,383	656,458
Loews	25,610	954,741
Marsh & McLennan	37,750	921,855
MetLife	58,826	2,549,518
Principal Financial Group	23,482	685,909
Progressive	48,512	926,094
Prudential Financial	33,180	2,007,390
Torchmark	6,171	330,210
Travelers	37,324	2,013,257
Unum Group	25,436	630,050
XL Capital Class A	23,477	443,715
		29,339,083
Internet & Catalog Retail – 0.58%
†Amazon.com	24,734	3,357,146
Expedia	15,629	390,100
†priceline.com	3,210	818,550
		4,565,796
Internet Software & Services – 1.81%
†Akamai Technologies	12,297	386,249
†eBay	82,109	2,212,838
†Google Class A	17,426	9,880,715
†VeriSign	14,159	368,276
†Yahoo	86,886	1,436,226
		14,284,304
IT Services – 1.43%
Automatic Data Processing	36,745	1,634,050
†Cognizant Technology Solutions Class A	20,981	1,069,611
†Computer Sciences	10,721	584,187
Fidelity National Information Services	23,314	546,480
†Fiserv	10,651	540,645
MasterCard Class A	7,100	1,803,400
Paychex	23,154	710,828
†SAIC	21,500	380,550
Total System Services	14,143	221,479
Visa Class A	32,300	2,940,270
Western Union	48,882	829,039
		11,260,539
Leisure Equipment & Products – 0.13%
†Eastman Kodak	15,489	89,681
Hasbro	8,677	332,156
Mattel	25,008	568,682
		990,519
Life Sciences Tools & Services – 0.42%
†Life Technologies	13,466	703,868
†Millipore	3,953	417,437
PerkinElmer	7,141	170,670
†Thermo Fisher Scientific	29,385	1,511,564
†Waters	7,359	497,027
		3,300,566
Machinery – 1.59%
Caterpillar	44,886	2,821,086
Cummins	14,652	907,691
Danaher	19,436	1,553,131
Deere	31,190	1,854,558
Dover	12,720	594,660
Eaton	11,817	895,374
Flowserve	3,900	430,053
Illinois Tool Works	27,304	1,293,117
PACCAR	25,548	1,107,250
Pall	8,606	348,457
Parker Hannifin	11,829	765,809
		12,571,186
Media – 2.96%
CBS Class B	47,559	662,972
Comcast Class A	205,168	3,861,262
†DIRECTV Group	69,154	2,338,097
†Discovery Communications Class A	19,800	669,042
Disney (Walt)	140,859	4,917,388
Gannett	18,571	306,793
†Interpublic Group	35,376	294,328
McGraw-Hill	23,701	844,941
Meredith	3,371	115,996
†New York Times Class A	10,526	117,154
News Class A	162,832	2,346,409
Omnicom Group	22,279	864,648
Scripps Networks Interactive Class A	6,156	273,019
Time Warner	84,225	2,633,716
Time Warner Cable	26,191	1,396,242
†Viacom Class B	43,940	1,510,657
Washington Post Class B	433	192,330
		23,344,994
Metals & Mining – 1.09%
AK Steel Holding	9,100	208,026
Alcoa	74,884	1,066,348
Allegheny Technologies	7,197	388,566
Cliffs Natural Resources	9,800	695,310
Freeport-McMoRan Copper & Gold Class B	31,060	2,594,753
Newmont Mining	35,130	1,789,171
Nucor	23,401	1,061,937
†Tittanium Metals	5,984	99,275
United States Steel	10,874	690,716
		8,594,102
Multiline Retail – 0.86%
†Big Lots	6,206	226,023
Family Dollar Stores	10,367	379,536
†Kohl's	21,831	1,195,902
Macy's	31,950	695,552
Nordstrom	12,384	505,886
Penney (J.C.)	17,599	566,160
†Sears Holdings	3,703	401,516
Target	54,194	2,850,604
		6,821,179
Multi-Utilities – 1.22%
Ameren	17,010	443,621
CenterPoint Energy	28,141	404,105
CMS Energy	16,504	255,152
Consolidated Edison	19,535	870,089
Dominion Resources	43,375	1,783,145
DTE Energy	11,731	523,203
Integrys Energy Group	5,953	282,053
NiSource	19,958	315,336
PG&E	26,534	1,125,572
Public Service Enterprise Group	36,029	1,063,576
SCANA	8,700	327,033
Sempra Energy	17,865	891,464
TECO Energy	16,247	258,165
Wisconsin Energy	8,400	415,044
Xcel Energy	32,850	696,420
		9,653,978
Office Electronics – 0.12%
Xerox	96,595	941,801
		941,801
Oil, Gas & Consumable Fuels – 8.76%
Anadarko Petroleum	35,761	2,604,474
Apache	24,473	2,484,010
Cabot Oil & Gas	6,800	250,240
Chesapeake Energy	47,001	1,111,104
Chevron	144,400	10,949,851
ConocoPhillips	107,821	5,517,200
Consol Energy	15,828	675,222
†Denbury Resources	27,700	467,299
Devon Energy	31,904	2,055,575
El Paso	48,180	522,271
EOG Resources	18,320	1,702,661
Exxon Mobil	341,116	22,847,949
Hess	20,665	1,292,596
Marathon Oil	51,508	1,629,713
Massey Energy	6,700	350,343
Murphy Oil	13,802	775,534
Noble Energy	12,354	901,842
Occidental Petroleum	58,205	4,920,651
Peabody Energy	19,212	877,988
Pioneer Natural Resources	8,300	467,456
Range Resources	11,052	518,007
†Southwestern Energy	24,600	1,001,712
Spectra Energy	45,500	1,025,115
Sunoco	7,866	233,699
Tesoro	10,142	140,974
Valero Energy	40,794	803,642
Williams	41,705	963,386
XTO Energy	42,811	2,019,823
		69,110,337
Paper & Forest Products – 0.22%
International Paper	31,118	765,814
MeadWestvaco	12,743	325,584
Weyerhaeuser	14,800	669,996
		1,761,394
Personal Products – 0.30%
Avon Products	31,838	1,078,353
Estee Lauder Class A	8,585	556,909
Mead Johnson Nutrition Class A	14,709	765,309
		2,400,571
Pharmaceuticals – 5.87%
Abbott Laboratories	112,584	5,930,925
Allergan	21,871	1,428,614
Bristol-Myers Squibb	122,760	3,277,692
†Forest Laboratories	21,791	683,366
Johnson & Johnson	198,456	12,939,331
†King Pharmaceuticals	19,673	231,354
Lilly (Eli)	72,681	2,632,506
Merck	224,435	8,382,647
†Mylan	22,998	522,285
Pfizer	581,029	9,964,647
†Watson Pharmaceutical	6,914	288,798
		46,282,165
Professional Services – 0.14%
Dun & Bradstreet	3,700	275,354
Equifax	8,859	317,152
†Monster Worldwide	10,518	174,704
Robert Half International	10,574	321,767
		1,088,977
Real Estate Investment Trusts – 1.20%
Apartment Investment & Management Class A	6,882	126,698
AvalonBay Communities	5,584	482,178
Boston Properties	10,209	770,167
Equity Residential Trust	20,762	812,832
HCP	21,140	697,620
Health Care REIT	8,300	375,409
Host Hotels & Resorts	47,088	689,839
Kimco Realty	29,551	462,178
Plum Creek Timber	11,675	454,274
ProLogis	35,189	464,495
Public Storage	10,116	930,571
Simon Property Group	20,888	1,752,503
Ventas	10,900	517,532
Vornado Realty Trust	11,793	892,730
		9,429,026
Real Estate Management & Development – 0.04%
†CB Richard Ellis Group Class A	20,953	332,105
		332,105
Road & Rail – 0.73%
CSX	27,971	1,423,724
Norfolk Southern	26,676	1,490,922
Ryder System	3,905	151,358
Union Pacific	36,652	2,686,591
		5,752,595
Semiconductors & Semiconductor Equipment – 2.43%
†Advanced Micro Devices	41,783	387,328
Altera	20,636	501,661
Analog Devices	22,257	641,447
Applied Materials	95,062	1,281,436
Broadcom Class A	32,086	1,064,613
Intel	398,390	8,868,162
KLA-Tencor	12,421	384,057
Linear Technology	15,378	434,890
†LSI	53,087	324,892
†MEMC Electronic Materials	17,821	273,196
Microchip Technology	12,541	353,155
†Micron Technology	58,284	605,571
National Semiconductor	17,872	258,250
†Novellus Systems	8,032	200,800
†NVIDIA	40,058	696,208
†Teradyne	13,763	153,733
Texas Instruments	90,160	2,206,215
Xilinx	21,254	541,977
		19,177,591
Software – 3.93%
†Adobe Systems	37,019	1,309,362
†Autodesk	16,237	477,693
†BMC Software	14,175	538,650
CA	30,104	706,541
†Citrix Systems	13,927	661,115
†Compuware	16,340	137,256
†Electronics Arts	23,552	439,480
†Intuit	22,810	783,295
†McAfee	10,600	425,378
Microsoft	550,374	16,109,447
†Novell	24,789	148,486
Oracle	283,039	7,271,272
†Red Hat	14,100	412,707
†salesforce.com	8,100	603,045
†Symantec	56,327	953,053
		30,976,780
Specialty Retail – 2.00%
Abercrombie & Fitch Class A	6,832	311,812
†AutoNation	6,035	109,113
†AutoZone	2,089	361,585
†Bed Bath & Beyond	19,012	831,965
Best Buy	25,420	1,081,367
†GameStop Class A	11,644	255,120
Gap	34,218	790,778
Home Depot	122,093	3,949,708
Limited Brands	20,165	496,462
Lowe's	107,047	2,594,819
†Office Depot	24,124	192,510
†O'Reilly Automotive	9,300	387,903
RadioShack	10,347	234,153
Ross Stores	9,100	486,577
Sherwin-Williams	6,740	456,163
Staples	51,845	1,212,655
Tiffany	8,828	419,242
TJX	29,841	1,268,839
†Urban Outfitters	9,000	342,270
		15,783,041
Textiles, Apparel & Luxury Goods – 0.49%
Coach	22,962	907,458
NIKE Class B	28,632	2,104,452
Polo Ralph Lauren	4,158	353,596
VF	6,031	483,385
		3,848,891
Thrift & Mortgage Finance – 0.12%
Hudson City Bancorp	35,302	499,876
People's United Financial	28,300	442,612
		942,488
Tobacco – 1.48%
Altria Group	148,635	3,049,990
Lorillard	11,525	867,141
Philip Morris International	136,211	7,104,766
Reynolds American	11,869	640,689
		11,662,586
Trading Companies & Distributors – 0.11%
Fastenal	8,800	422,312
Grainger (W.W.)	4,383	473,890
		896,202
Wireless Telecommunication Services – 0.27%
†American Tower Class A	29,062	1,238,332
†MetroPCS Communications	17,500	123,900
†Sprint Nextel	206,704	785,475
		2,147,707
Total Common Stock (Cost $747,027,651)		762,524,814
	Principal
	Amount
	(U.S. $)
∞≠U.S. Treasury Obligation – 0.26%
U.S. Treasury Bill 0.14% 6/17/10	$2,028,000	2,027,414
Total U.S. Treasury Obligation (Cost $2,027,393)		2,027,414
	Number of
	Shares
Short-Term Investment – 3.20%
Money Market Mutual Fund – 3.20%
Dreyfus Treasury & Agency Cash Management Fund	25,283,698	25,283,698
Total Short-Term Investment (Cost $25,283,698)		25,283,698
Total Value of Securities – 100.09%
(Cost $774,338,742)		789,835,926
Liabilities Net of Receivables and Other Assets (See Notes) – (0.09%)		(714,054)
Net Assets Applicable to 96,468,889 Shares Outstanding – 100.00%		$789,121,872

†Non income producing security.
∞Fully or partially pledged as collateral for financial futures contracts.
≠The rate shown is the effective yield at the time of purchase.

REIT – Real Estate Investment Trust

¤Considered an affiliated company. See Note 2 in “Notes.” Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Loss	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	3/31/10	Income
Lincoln National	$ 532,009	$ -	$ -	$ -	$ 656,458	$ 214
State Street	1,471,608	156,967	88,816	32,336	1,624,995	360
	$2,003,617				$2,281,453

1The following financial futures contract was outstanding at March 31, 2010:

Financial Futures Contract
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
436 S&P 500 E-mini	$24,982,851	$25,401,360	6/18/10	$418,509

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP SSgA S&P 500 Index Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Transactions with Affiliates
The LVIP SSgA S&P 500 Index Fund has investments in Lincoln National, the parent company of Lincoln Investment Advisors Corporation.

3. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$ 820,737,225
Aggregate unrealized appreciation	$ 56,306,909
Aggregate unrealized depreciation	(87,208,208)
Net unrealized depreciation	$ (30,901,299)

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $10,690,396 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $540,088 expires in 2014, $3,431,852 expires in 2016 and $6,718,456 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Total
Common Stock	$762,524,814	-	$762,524,814
U.S. Treasury Obligations	-	2,027,414	2,027,414
Short-Term	25,283,698	-	25,283,698
Total	$787,808,512	$2,027,414	$789,835,926

Financial Futures Contracts	$ -	$ 418,509	$ 418,509

There were no Level 3 securities at the beginning or end of the period.

4. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Financial Futures Contracts–The Fund invests in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A financial futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP MFS Value Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock–98.47%
Aerospace & Defense–9.57%
Honeywell International	100,230	$4,537,412
Lockheed Martin	296,290	24,657,253
Northrop Grumman	198,730	13,030,726
United Technologies	170,080	12,519,589
		54,744,980
Auto Components–0.35%
Johnson Controls	60,570	1,998,204
		1,998,204
Beverages–2.30%
Diageo	434,060	7,285,788
PepsiCo	88,700	5,868,392
		13,154,180
Capital Markets–7.28%
Bank of New York Mellon	552,140	17,050,084
Goldman Sachs Group	86,530	14,764,614
Northern Trust	39,740	2,196,032
State Street	169,100	7,633,174
		41,643,904
Chemicals–1.84%
Air Products & Chemicals	65,100	4,814,145
PPG Industries	87,420	5,717,268
		10,531,413
Commercial Banks–3.33%
PNC Financial Services Group	94,760	5,657,172
Regions Financial	228,330	1,792,391
Wells Fargo	373,280	11,616,473
		19,066,036
Communications Equipment–0.30%
†Cisco Systems	66,100	1,720,583
		1,720,583
Computers & Peripherals–1.86%
Hewlett-Packard	38,030	2,021,295
International Business Machines	66,940	8,585,055
		10,606,350
Diversified Consumer Services–0.16%
†Apollo Group Class A	14,570	892,995
		892,995
Diversified Financial Services–3.80%
Bank of America	358,230	6,394,406
JPMorgan Chase	343,140	15,355,515
		21,749,921
Diversified Telecommunication Services–3.17%
AT&T	700,690	18,105,830
		18,105,830
Electric Utilities–1.33%
Entergy	27,650	2,249,328
FPL Group	56,020	2,707,446
PPL	95,910	2,657,666
		7,614,440
Energy Equipment & Services–0.75%
National Oilwell Varco	106,180	4,308,784
		4,308,784
Food & Staples Retailing–2.00%
CVS Caremark	148,587	5,432,340
Kroger	106,510	2,307,007
Wal-Mart Stores	66,160	3,678,496
		11,417,843
Food Products–3.55%
Campbell Soup	32,040	1,132,614
General Mills	44,960	3,182,718
Kellogg	102,230	5,462,149
Nestle	162,056	8,299,923
Smucker (J.M.)	37,257	2,245,107
		20,322,511
Health Care Equipment & Supplies–2.89%
Becton, Dickinson	66,100	5,204,053
Medtronic	175,650	7,909,520
†St. Jude Medical	83,200	3,415,360
		16,528,933
Household Durables–0.84%
†Pulte Homes	179,080	2,014,650
Stanley Black & Decker	48,603	2,790,284
		4,804,934
Household Products–1.28%
Kimberly-Clark	28,010	1,761,269
Procter & Gamble	88,155	5,577,567
		7,338,836
Industrial Conglomerates–1.03%
3M	70,560	5,896,699
		5,896,699
Insurance–7.78%
Allstate	226,810	7,328,231
Aon	111,630	4,767,717
Chubb	71,050	3,683,943
MetLife	378,770	16,415,891
Prudential Financial	109,230	6,608,415
Travelers	105,640	5,698,222
		44,502,419
IT Services–2.61%
Accenture Class A	268,470	11,262,317
MasterCard Class A	1,540	391,160
Western Union	191,540	3,248,518
		14,901,995
Leisure Equipment & Products–0.43%
Hasbro	63,870	2,444,944
		2,444,944
Life Sciences Tools & Services–0.84%
†Thermo Fisher Scientific	39,920	2,053,485
†Waters	40,800	2,755,632
		4,809,117
Machinery–1.15%
Danaher	36,560	2,921,510
Eaton	48,510	3,675,602
		6,597,112
Media–2.69%
Disney (Walt)	267,600	9,341,916
Omnicom Group	154,860	6,010,117
		15,352,033
Multi-Utilities–2.82%
Dominion Resources	182,188	7,489,748
PG&E	118,650	5,033,133
Public Service Enterprise Group	121,040	3,573,101
		16,095,982
Oil, Gas & Consumable Fuels–11.77%
Apache	83,750	8,500,625
Chevron	156,690	11,881,802
ConocoPhillips	49,570	2,536,497
Devon Energy	89,790	5,785,170
EOG Resources	50,420	4,686,035
Exxon Mobil	160,410	10,744,262
Hess	120,240	7,521,012
Occidental Petroleum	48,770	4,123,016
Total ADR	198,870	11,538,436
		67,316,855
Pharmaceuticals–7.92%
Abbott Laboratories	218,150	11,492,142
GlaxoSmithKline	125,850	2,416,103
Johnson & Johnson	252,180	16,442,135
Merck	74,330	2,776,226
Pfizer	594,695	10,199,019
Roche Holding	12,140	1,968,929
		45,294,554
Professional Services–0.59%
Dun & Bradstreet	44,930	3,343,691
		3,343,691
Road & Rail–0.48%
Canadian National Railway	44,900	2,720,491
		2,720,491
Semiconductors & Semiconductor Equipment–1.47%
Intel	377,440	8,401,814
		8,401,814
Software–1.45%
Oracle	322,520	8,285,539
		8,285,539
Specialty Retail–2.24%
Advance Auto Parts	69,260	2,903,379
Home Depot	67,680	2,189,448
Sherwin-Williams	82,930	5,612,703
Staples	90,910	2,126,385
		12,831,915
Textiles, Apparel & Luxury Goods–1.49%
NIKE Class B	116,150	8,537,025
		8,537,025
Tobacco–3.36%
Altria Group	58,160	1,193,443
Lorillard	10,580	796,039
Philip Morris International	330,380	17,232,621
		19,222,103
Trading Companies & Distributors–0.20%
Grainger (W.W.)	10,480	1,133,098
		1,133,098
Wireless Telecommunication Services–1.55%
Vodafone Group	3,850,310	8,884,925
		8,884,925
Total Common Stock (Cost $508,169,882)		563,122,988

Short-Term Investment–0.16%
Money Market Mutual Fund–0.16%
Dreyfus Treasury & Agency Cash Management Fund	925,803	925,803
Total Short-Term Investment (Cost $925,803)		925,803
	Principal
	Amount
	(U.S.$)
≠Discounted Commercial Paper–1.34%
BNP Paribas Finance 0.10% 4/1/10	$7,686,000	7,686,000
Total Discounted Commercial Paper (Cost $7,686,000)		7,686,000
Total Value of Securities–99.97%
(Cost $516,781,685)		571,734,791
Receivables and Other Assets Net of Liabilities (See Notes)–0.03%		163,850
Net Assets Applicable to 26,438,979 Shares Outstanding–100.00%		$571,898,641

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP MFS Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$544,110,337
Aggregate unrealized appreciation	$50,848,203
Aggregate unrealized depreciation	(23,223,749)
Net unrealized appreciation	$27,624,454

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $56,095,135 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $14,467,117 expires in 2016 and $41,628,018 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Total
Common Stock	$563,122,988	$-	$563,122,988
Short-Term	925,803	7,686,000	8,611,803
Total	$564,048,791	$7,686,000	$571,734,791

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2010.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Cap Index Fund

March 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.18%
Aerospace & Defense – 1.69%
†AAR	9,278	$230,280
†AeroVironment	3,046	79,531
American Science & Engineering	2,205	165,199
Applied Signal Technology	2,500	48,950
†Argon ST	3,239	86,190
†Ascent Solar Technologies	4,300	16,555
†Astronics	2,700	26,487
†Ceradyne	6,357	144,240
Cubic	3,860	138,960
Curtiss-Wright	10,197	354,855
Ducommun	2,400	50,424
†DynCorp International Class A	4,895	56,293
†Esterline Technologies	6,957	343,885
†GenCorp	10,250	59,040
HEICO	5,270	271,405
†Herley Industries	3,600	52,776
†Hexcel	22,706	327,875
†Ladish	3,832	77,253
†LMI Aerospace	1,600	29,728
†Moog Class A	10,612	375,876
†Orbital Sciences	12,539	238,366
†Stanley	2,468	69,820
†STR Holdings	3,100	72,850
†TASER International	13,237	77,569
†Teledyne Technologies	8,506	351,043
Todd Shipyards	1,300	21,359
Triumph Group	3,956	277,276
		4,044,085
Air Freight & Logistics – 0.35%
†Air Transport Services Group	13,600	45,832
†Atlas Air Worldwide Holdings	4,957	262,969
†Dynamex	2,074	35,673
†Echo Global Logistics	1,700	21,947
Forward Air	6,648	174,842
†HUB Group Class A	8,870	248,183
†Pacer International	7,720	46,474
		835,920
Airlines – 0.98%
†Airtran Holdings	32,509	165,146
†Alaska Air Group	8,178	337,179
†Allegiant Travel	3,469	200,716
†Hawaiian Holdings	11,400	84,018
†JetBlue Airways	59,484	331,921
†Republic Airways Holdings	6,447	38,166
SkyWest	12,273	175,258
†UAL	38,400	750,720
†US Airways Group	36,500	268,275
		2,351,399
Auto Components – 0.92%
†American Axle & Manufacturing Holdings	12,195	121,706
†Amerigon	5,306	53,644
†ArvinMeritor	21,529	287,412
†ATC Technology	4,245	72,844
†China Automotive Systems	1,500	34,665
Cooper Tire & Rubber	13,136	249,847
†Dana Holdings	32,500	386,100
†Dorman Products	2,900	55,071
†Drew Industries	4,095	90,172
†Exide Technologies	10,239	58,874
†Fuel Systems Solutions	3,100	99,076
†Modine Manufacturing	11,416	128,316
†Raser Technologies	8,792	8,590
Spartan Motors	6,160	34,496
†Standard Motor Products	4,000	39,680
†Stoneridge	2,455	24,280
Superior Industries International	4,914	79,017
†Tenneco	13,473	318,636
†US Auto Parts Network	4,000	30,080
†Wonder Auto Technology	3,700	39,146
		2,211,652
Automobiles – 0.04%
†Winnebago Industries	6,964	101,744
		101,744
Beverages – 0.13%
†Boston Beer Class A	2,244	117,271
Coca-Cola Bottling Consolidated	891	52,266
†Heckmann	20,500	118,900
†National Beverage	3,006	33,427
		321,864
Biotechnology – 3.51%
†Acorda Therapeutics	8,551	292,444
†Affymax	3,970	93,017
†Alkermes	21,247	275,574
†Allos Therapeutics	16,567	123,093
†Alnylam Pharmaceuticals	8,153	138,764
†Amicus Therapeutics	3,637	11,602
†Arena Pharmaceuticals	18,177	56,349
†Ariad Pharmaceuticals	25,980	88,332
†ArQule	6,837	39,381
†Array Biopharma	11,095	30,400
†ARYx Therapeutics	6,000	5,220
†AVI BioPharma	18,400	21,896
†BioCryst Pharmaceuticals	5,300	34,821
†Cardium Therapeutics	12,000	5,286
†Celera	18,849	133,828
†Cell Therapeutics	128,500	69,480
†Cepheid	13,969	244,178
†Chelsea Therapeutics International	5,500	19,525
†China-Biotics	2,200	39,402
†Cornerstone Therapeutics	2,100	13,335
†Cubist Pharmaceuticals	13,676	308,257
†Curis	16,500	50,655
†Cytokinetics	12,054	38,573
†Cytori Therapeutics	8,100	36,936
†Dyax	14,000	47,740
†Emergent BioSolutions	3,698	62,163
†Enzon Pharmaceuticals	13,598	138,428
†Genomic Health	2,798	49,217
†Geron	18,735	106,415
†GTx	3,208	10,715
†Halozyme Therapeutic	15,013	119,954
†Hemispherx Biopharma	24,300	17,982
†Human Genome Sciences	42,307	1,277,694
†Idenix Pharmaceuticals	10,272	28,967
†Idera Pharmaceuticals	5,500	34,155
†Immunogen	12,200	98,698
†Immunomedics	12,495	41,483
†Incyte	19,685	274,803
†Insmed	24,200	28,556
†InterMune	10,374	462,369
†Isis Pharmaceuticals	20,646	225,454
†Lexicon Genetics	27,900	41,292
†Ligand Pharmaceuticals Class B	24,772	43,351
†MannKind	12,311	80,760
†Martek Biosciences	7,609	171,279
†Maxygen	4,075	26,773
†Metabolix	5,008	60,997
†Micromet	12,100	97,768
†Molecular Insight Pharmaceuticals	3,260	4,271
†Momenta Pharmaceuticals	8,911	133,398
†Nabi Biopharmaceuticals	10,143	55,482
†Nanosphere	3,220	15,424
†Neurocrine Biosciences	6,928	17,666
†Novavax	14,200	32,802
†NPS Pharmaceuticals	9,000	45,360
†Onyx Pharmaceuticals	13,893	420,680
†Opko Health	7,400	14,652
†Orexigen Therapeutics	6,784	39,958
†Osiris Therapeutics	2,660	19,684
†OXiGENE	8,900	10,947
PDL BioPharma	25,900	160,839
†Pharmasset	5,600	150,080
†Poniard Pharmaceuticals	5,800	6,670
†Progenics Pharmaceuticals	4,468	23,814
†Protalix BioTherapeutics	8,325	54,612
†Regeneron Pharmaceuticals	14,974	396,661
†Repligen	4,700	19,082
†Rigel Pharmaceuticals	10,727	85,494
†Sangamo Biosciences	11,300	61,246
†Savient Pharmaceuticals	15,198	219,611
†SciClone Pharmaceuticals	5,600	19,768
†Seattle Genetics	19,779	236,161
†SIGA Technologies	5,900	39,117
†StemCells	23,800	27,608
†Syntha Pharmaceuticals	3,006	12,956
†Theravance	16,000	213,120
†Vanda Pharmaceuticals	5,800	66,932
†Vical	8,800	29,568
†Zymogenetics	11,143	63,849
		8,414,873
Building Products – 0.55%
AAON	2,536	57,364
American Woodmark	2,128	41,262
Ameron International	2,119	133,264
Apogee Enterprises	7,011	110,844
†Broadwind Energy	7,000	31,290
†Builders FirstSource	14,170	44,636
†Gibraltar Industries	6,399	80,691
†Griffon	9,761	121,622
Insteel Industries	3,324	35,534
†NCI Building Systems	3,751	41,411
Quanex Building Products	8,406	138,951
Simpson Manufacturing	8,475	235,266
†Trex	3,635	77,389
Universal Forest Products	4,128	159,011
		1,308,535
Capital Markets – 2.37%
†Allied Capital	42,900	213,213
†American Capital	65,800	334,264
American Physicians Service Group	1,500	37,500
Apollo Investment	40,841	519,906
Ares Capital	30,418	451,403
BGC Partners Class A	9,723	59,408
BlackRock Kelso Capital	3,478	34,641
†Broadpoint Gleacher Securities	10,600	42,400
Calamos Asset Management Class A	4,510	64,673
Capital Southwest	641	58,254
Cohen & Steers	3,800	94,848
†Cowen Group Class A	3,300	18,678
Diamond Hill Investments Group	500	34,300
†E Trade Financial	363,714	600,128
Epoch Holding	2,279	25,730
Evercore Partners Class A	3,123	93,690
†FBR Capital Markets	4,458	20,284
GAMCO Investors	1,495	68,023
GFI Group	13,892	80,296
Gladstone Capital	5,330	62,894
Gladstone Investment	4,900	29,302
†Harris & Harris Group	7,000	32,270
Hercules Technology Growth Capital	8,332	88,232
†International Assets Holding	2,680	40,120
JMP Group	3,600	30,600
Kayne Anderson Energy Development	1,895	30,623
†KBW	7,847	211,084
†Knight Capital Group Class A	22,233	339,053
Kohlberg Capital	3,935	22,272
†LaBranche	7,102	37,357
Main Street Capital	2,139	33,397
†MCG Capital	14,201	73,987
†MF Global	23,700	191,259
MVC Capital	5,603	76,033
NGP Capital Resources	4,545	38,723
Oppenheimer Holdings Class A	2,200	56,122
†optionsXpress Holdings	9,665	157,443
PennantPark Investment	5,611	58,130
†Penson Worldwide	3,834	38,608
†Piper Jaffray	4,752	191,506
Prospect Energy	14,767	179,419
†Pzena Investment Management Class A	1,084	8,271
†RiskMetrics Group	5,393	121,936
Sanders Morris Harris Group	2,959	18,316
†Stifel Financial	7,082	380,658
SWS Group	5,936	68,442
†=Teton Advisors Class B	19	0
†Thomas Weisel Partners Group	4,611	18,075
TICC Capital	6,773	44,634
†TradeStation Group	6,124	42,929
Triangle Capital	2,429	34,103
US Global Investors Class A	3,478	34,397
Westwood Holdings Group	1,100	40,480
		5,682,314
Chemicals – 2.19%
American Vanguard	3,864	31,492
Arch Chemicals	5,795	199,290
Balchem	6,709	165,377
†Calgon Carbon	13,165	225,385
†China Green Agriculture	2,200	30,800
†Ferro	19,658	172,794
Fuller (H.B.)	11,520	267,379
†Grace (W.R.)	16,885	468,727
Hawkins	1,900	45,980
ICO	7,300	58,984
Innophos Holdings	3,822	106,634
†Innospec	5,708	64,843
Koppers Holdings	4,677	132,453
†Kraton Performance Polymers	2,600	46,436
†Landec	7,033	46,629
†LSB Industries	3,865	58,903
Minerals Technologies	4,480	232,243
NewMarket	2,308	237,701
NL Industries	2,091	17,941
Olin	17,580	344,920
†OM Group	6,908	234,043
†Omnova Solutions	10,600	83,210
†PolyOne	20,820	213,197
Quaker Chemical	2,700	73,197
†Rockwood Holdings	11,073	294,763
Schulman (A.)	5,788	141,632
Sensient Technologies	11,006	319,834
†ShengdaTech	6,834	51,187
†Solutia	26,800	431,747
†Spartech	6,923	80,999
Stepan	1,659	92,722
Westlake Chemical	4,400	113,476
Zep	5,092	111,413
†Zoltek	5,446	52,499
		5,248,830
Commercial Banks – 5.94%
1st Source	2,854	50,088
Alliance Financial	900	26,532
American National Bankshares	1,500	30,225
Ameris Bancorp	2,692	24,305
Ames National	1,200	24,060
Arrow Financial	1,957	52,624
Auburn National Bancorporation	700	14,455
Bancfirst	1,294	54,232
Banco Latinoamericano de Exportacions	5,922	85,040
†Bancorp (Delaware)	4,300	38,270
Bancorp (Rhode Island)	1,100	30,085
Bank of Kentucky Financial	900	17,946
Bank of Marin Bancorp	1,200	39,696
Bank of the Ozarks	3,281	115,458
Banner	2,206	8,471
Bar Harbor Bankshares	900	27,450
Boston Private Financial Holdings	14,915	109,924
Bridge Bancorp	1,400	32,760
Bryn Mawr Bank	1,000	18,150
Camden National	1,600	51,376
†Cape Bancorp	2,700	21,789
Capital City Bank Group	2,095	29,854
Cardinal Financial	6,800	72,624
Cathay General Bancorp	17,237	200,811
Center Bancorp	3,589	29,825
Centerstate Banks of Florida	5,100	62,475
†Central Pacific Financial	7,228	12,143
Century Bancorp Class A	1,100	21,120
Chemical Financial	4,786	113,045
†Chicopee Bancorp	1,500	19,050
Citizens & Northern	3,200	40,160
Citizens Holding	1,100	27,148
†Citizens Republic Bancorp	82,008	96,769
City Holding	3,693	126,633
CNB Financial	2,400	37,056
CoBiz Financial	7,509	46,781
Columbia Banking System	6,609	134,229
Community Bank System	7,360	167,661
Community Trust Bancorp	3,213	87,040
CVB Financial	18,521	183,914
†Eagle Bancorp	3,000	35,550
East West Bancorp	25,600	445,951
Enterprise Bancorp	1,600	19,536
Enterprise Financial Services	2,706	29,928
Farmers Capital Bank	900	7,713
Financial Institutions	2,800	40,936
First Bancorp (Maine)	1,300	20,722
First Bancorp (North Carolina)	3,379	45,684
First Bancorp (Puerto Rico)	17,500	42,175
First Busey	11,041	48,801
First Commonwealth Financial	19,581	131,389
First Community Bancshares	3,801	47,018
First Financial	2,511	72,719
First Financial Bancorp	13,673	243,243
First Financial Bankshares	4,967	256,049
First Merchants	3,504	24,388
First Midwest Bancorp	17,772	240,811
First of Long Island	1,300	31,330
First South Bancorp	1,540	19,250
FirstMerit	18,521	399,498
FNB	26,201	212,490
German American Bancorp	2,600	39,338
Glacier Bancorp	14,833	225,907
Great Southern Bancorp	2,400	53,856
†Guaranty Bancorp	11,221	17,841
Hampton Roads Bankshares	4,900	7,644
Hancock Holding	6,369	266,288
Harleysville National	8,303	55,630
Heartland Financial USA	2,538	40,532
†Heritage Financial	1,800	27,162
Home Bancshares	4,005	105,892
IBERIABANK	6,091	365,521
Independent Bank (Massachusetts)	5,232	129,021
International Bancshares	11,716	269,351
†Investors Bancorp	10,442	137,834
Lakeland Bancorp	3,665	32,435
Lakeland Financial	3,110	59,246
MainSource Financial Group	3,834	25,803
MB Financial	11,521	259,568
Merchants Bancshares	1,200	26,052
†Metro Bancorp	2,000	27,540
Midsouth Bancorp	1,400	23,100
†Nara Bancorp	7,925	69,423
National Bankshares	1,600	43,600
National Penn Bancshares	29,206	201,521
NBT Bancorp	8,043	183,783
Northfiled Bancorp	4,259	61,670
Northrim Bancorp	1,800	30,744
Northwest Bancshares	8,991	105,554
Norwood Financial	600	16,200
Ohio Valley Banc	900	19,386
Old National Bancorp	20,675	247,066
Old Second Bancorp	3,557	23,441
Oriental Financial Group	5,625	75,938
Orrstown Financial Services	1,100	27,907
†Pacific Capital Bancorp	8,311	15,043
Pacific Continental	4,800	50,400
PacWest Bancorp	6,587	150,315
Park National	2,539	158,205
Peapack Gladstone Financial	1,905	29,928
Penns Woods Bancorp	1,100	36,905
Peoples Bancorp	2,040	33,619
Peoples Financial	1,200	17,964
†Pinnacle Financial Partners	8,162	123,328
†PremierWest Bancorp	16,254	7,314
PrivateBancorp	12,130	166,181
Prosperity Bancshares	10,877	445,956
Renasant	4,911	79,460
Republic Bancorp Class A	1,929	36,342
†Republic First Bancorp	2,400	9,288
S&T Bancorp	5,518	115,326
S.Y. Bancorp	2,379	54,122
Sandy Spring BanCorp	3,670	55,050
†Santander Bancorp	517	6,344
SCBT Financial	2,946	109,120
Shore Bancshares	1,200	17,100
Sierra Bancorp	2,611	33,656
†Signature Bank	9,153	339,119
Simmons First National Class A	3,540	97,598
Smithtown Bancorp	2,900	11,977
South Financial Group	37,401	25,855
Southside Bancshares	3,271	70,555
Southwest Bancorp	2,560	21,171
State BanCorp	4,500	35,415
StellarOne	5,500	73,535
Sterling Bancorp	3,289	33,054
Sterling Bancshares	18,896	105,440
†Sterling Financial	8,484	4,836
Suffolk Bancorp	2,068	63,508
†Sun Bancorp	4,337	17,088
Susquehanna Bancshares	29,699	291,347
†SVB Financial Group	9,629	449,288
†Texas Capital Bancshares	8,194	155,604
Tompkins Financial	1,972	71,939
Tower Bancorp	1,000	26,770
TowneBank	4,200	58,632
Trico Bancshares	3,002	59,740
Trustmark	14,875	363,396
UMB Financial	7,336	297,842
Umpqua Holdings	22,719	301,254
Union First Market Bankshares	3,898	58,860
United Bankshares	8,623	226,095
†United Community Banks	17,106	75,437
United Security Bancshares	1,500	22,455
Univest Corp. of Pennsylvania	3,915	73,171
Washington Banking	2,800	35,252
Washington Trust Bancorp	3,375	62,910
WesBanco	5,224	84,942
West Bancorporation	3,100	20,398
Westamerica Bancorporation	6,545	377,319
†Western Alliance Bancorp	10,727	61,037
Wilber	1,900	12,445
Wilshire Bancorp	4,829	53,264
Wintrust Financial	6,865	255,447
†Yadkin Valley Financial	4,400	18,920
		14,262,130
Commercial Services & Supplies – 3.70%
ABM Industries	10,457	221,688
†ACCO Brands	14,133	108,259
Administaff	5,414	115,535
†Advisory Board	3,691	116,267
†American Reprographics	8,051	72,217
†AMREP	286	4,156
†APAC Customer Services	5,900	33,925
Barrett Business Services	2,200	29,832
Bowne	9,000	100,440
†CBIZ	10,548	69,300
CDI	2,749	40,300
†Cenveo	12,406	107,436
†China Housing & Land Development	7,100	26,980
†Clean Harbors	4,839	268,855
Comfort Systems USA	8,654	108,088
†COMSYS IT Partners	3,347	58,506
†Consolidated Graphics	2,438	100,958
†Cornell Companies	2,338	42,809
Corporate Executive Board	7,800	207,402
†CoStar Group	4,317	179,242
Courier	2,004	33,086
†CRA International	2,578	59,088
Deluxe	12,201	236,943
Diamond Management & Technology Consultants	6,200	48,670
†DigitalGlobe	3,300	92,037
Duff & Phelps Class A	3,844	64,349
EnergySolutions	16,058	103,253
†EnerNOC	3,387	100,526
Ennis	6,507	105,869
†Exponent	3,123	89,068
†Franklin Covey	3,900	30,966
†Fuel-Tech	3,882	31,134
G&K Services Class A	4,654	120,446
†Geo Group	12,279	243,370
†GeoEye	4,038	119,121
Healthcare Services Group	9,717	217,564
Heidrick & Struggles International	3,906	109,485
Herman Miller	11,903	214,968
†Hill International	6,300	36,729
HNI	10,600	282,278
†Huron Consulting Group	5,386	109,336
†ICF International	2,700	67,068
†InnerWorkings	6,825	35,490
Interface Class A	11,122	128,793
†Kelly Services Class A	6,383	106,341
†Kforce	6,660	101,299
Kimball International Class B	6,823	47,420
Knoll	10,922	122,873
†Korn/Ferry International	9,974	176,041
†M&F Worldwide	2,592	79,315
Mac-Gray	3,000	33,870
McGrath RentCorp	5,864	142,085
†Medifast	3,100	77,903
†Metalico	9,100	54,509
Mine Safety Appliances	5,798	162,112
†Mobile Mini	7,540	116,795
Multi-Color	1,949	23,349
†Navigant Consulting	12,338	149,660
†Odyssey Marine Exploration	9,993	13,091
†On Assignment	8,526	60,790
†Perma-Fix Environmental Services	12,600	28,224
†Resources Connection	9,855	188,920
Rollins	9,927	215,217
Schawk	4,185	75,874
†School Specialty	4,027	91,453
†SFN Group	12,986	104,018
†Standard Parking	1,346	22,101
Standard Register	3,321	17,767
Steelcase Class A	15,600	100,932
†SYKES Enterprises	8,549	195,259
†Team	4,476	74,257
†Team Health Holdings	3,500	58,800
†Tetra Tech	14,161	326,268
Towers Watson Class A	9,974	473,764
†TrueBlue	10,732	166,346
†United Stationers	5,339	314,200
US Ecology	3,934	63,337
Viad	4,345	89,290
†Volt Information Sciences	3,471	35,439
VSE	900	37,044
†Waste Services	4,457	44,080
		8,881,875
Communications Equipment – 3.04%
†3Com	89,162	685,655
†AboveNet	3,200	162,336
†Acme Packet	8,438	162,685
†ADC Telecommunications	23,700	173,247
Adtran	12,901	339,941
†Airvana	4,988	38,208
†Anaren Microwave	3,332	47,448
†Arris Group	28,982	348,074
†Aruba Networks	13,343	182,265
Bel Fuse Class A	2,245	45,237
†BigBand Networks	6,473	22,850
Black Box	4,280	131,653
†Blue Coat Systems	8,861	275,045
†Cogo Group	5,784	40,430
Communications Systems	2,000	25,860
†Comtech Telecommunications	6,219	198,946
†DG FastChannel	4,758	152,018
†Digi International	4,937	52,530
†EMS Technologies	2,897	48,090
†Emulex	18,922	251,284
†Extreme Networks	16,767	51,475
†Globecomm Systems	5,600	43,064
†Harmonic	22,101	139,457
†Hughes Communications	2,034	56,647
†Infinera	20,535	174,958
†InterDigital	9,730	271,078
†Ixia	7,682	71,212
†KVH Industries	3,300	43,527
†LogMeIn	2,000	41,380
†Loral Space & Communications	2,537	89,099
†ModusLink Global Solutions	10,392	87,605
†NETGEAR	7,917	206,634
†Network Equipment Technologies	6,500	35,815
†Neutral Tandem	8,170	130,557
†Oplink Communications	4,872	90,327
†Opnext	8,953	21,129
†Parkervision	7,200	12,240
†PC-Tel	2,700	16,686
Plantronics	11,016	344,580
†Polycom	19,407	593,466
†Powerwave Technologies	35,876	44,845
†Riverbed Technology	12,300	349,320
†SeaChange International	6,235	44,767
†ShoreTel	8,911	58,902
†Sonus Networks	50,051	130,633
†Sycamore Networks	4,459	89,670
†Symmetricom	9,060	52,820
†Tekelec	15,154	275,197
†UTStarcom	31,002	86,496
†Viasat	7,352	254,453
		7,291,841
Computers & Peripherals – 0.83%
†3PAR	5,520	55,200
†ActivIdentity	13,000	36,920
†Adaptec	31,055	101,550
†Avid Technology	5,883	81,068
†China Transinfo Technology	2,600	17,524
†Compellent Technologies	4,538	79,642
†Cray	7,886	46,922
†Electronics for Imaging	10,456	121,603
†Imation	6,414	70,618
†Immersion	4,497	22,485
†Intermec	13,783	195,443
†Intevac	4,982	68,851
†Isilon Systems	5,512	47,458
†Netezza	10,158	129,921
†Novatel Wireless	6,452	43,422
†Palm	39,453	148,343
†Quantum	47,733	125,538
†Rimage	1,578	22,818
†Silicon Graphics International	6,625	70,821
†STEC	5,274	63,183
†Stratasys	4,646	113,269
†Super Micro Computer	5,538	95,697
†Synaptics	8,242	227,561
		1,985,857
Construction & Engineering – 0.76%
†Argan	1,800	23,400
†Dycom Industries	9,245	81,079
†EMCOR	14,885	366,618
†Furmanite	8,100	42,039
Granite Construction	7,690	232,392
Great Lakes Dredge & Dock	9,471	49,723
†Insituform Technologies Class A	8,866	235,924
†Integrated Electrical Services	1,620	9,153
†Layne Christensen	4,400	117,524
†MasTec	12,656	159,592
†Michael Baker	1,642	56,616
†Mistras Group	2,100	20,979
†MYR Group	3,800	61,978
†Northwest Pipe	2,339	51,107
†Orion Marine Group	6,200	111,910
†Pike Electric	3,382	31,520
†Sterling Construction	3,500	55,020
†Tutor Perini	5,508	119,799
		1,826,373
Construction Materials – 0.11%
†Headwaters	12,851	58,986
Texas Industries	5,671	193,779
†United States Lime & Minerals	300	11,601
†US Concrete	5,246	1,993
		266,359
Consumer Finance – 0.51%
Advance America Cash Advance Centers	10,855	63,176
†Cardtronics	3,632	45,654
Cash America International	6,952	274,465
CompuCredit Holdings	2,815	14,525
†Credit Acceptance	1,216	50,148
†Dollar Financial	5,945	143,037
†Ezcorp Class A	10,928	225,117
†First Cash Financial Services	4,950	106,772
†First Marblehead	15,400	43,736
Nelnet Class A	4,598	85,339
Rewards Network	1,933	25,902
†World Acceptance	3,837	138,439
		1,216,310
Containers & Packaging – 0.46%
†AEP Industries	1,352	35,179
†Boise	5,976	36,633
†BWAY Holding	1,400	28,140
†Graham Packaging	3,800	47,690
†Graphic Packaging Holding	27,102	97,838
Myers Industries	7,272	76,211
Rock-Tenn Class A	9,062	412,955
Silgan Holdings	6,020	362,585
		1,097,231
Distributors – 0.04%
†Audiovox Class A	4,285	33,337
†Core Mark Holding	1,962	60,057
		93,394
Diversified Consumer Services – 1.22%
†American Public Education	4,402	205,133
†Bridgepoint Education	3,100	76,198
†Capella Education	3,459	321,134
†ChinaCast Education	6,700	48,977
†Coinstar	7,214	234,455
†Corinthian Colleges	18,147	319,206
CPI	1,500	20,790
†GP Strategies	4,200	35,112
†Grand Canyon Education	3,500	91,490
†Jackson Hewitt Tax Service	4,522	9,044
†K12	5,042	111,983
†Learning Tree International	1,100	15,477
†Lincoln Educational Services	2,278	57,633
Matthews International Class A	6,763	240,087
†Nobel Learning Communities	1,400	10,976
†Pre-Paid Legal Services	1,584	59,954
†Princeton Review	2,700	9,423
Regis	12,899	240,953
Sotheby's	15,137	470,609
†Steiner Leisure	3,259	144,439
Stewart Enterprises Class A	17,131	107,069
†Universal Technical Institute	4,633	105,725
		2,935,867
Diversified Financial Services – 0.61%
†Ampal American Israel Class A	1,966	5,465
Artio Global Investors	6,700	165,758
†Asset Acceptance Capital	4,017	25,347
Compass Diversified Holdings	5,680	86,677
†Encore Capital Group	3,275	53,874
Fifth Street Finance	9,028	104,815
†Harbinger Group	2,900	19,633
Life Partners Holding	1,875	41,569
MarketAxess Holdings	8,040	126,469
Medallion Financial	3,400	27,064
†NewStar Financial	7,164	45,706
†PHH	12,944	305,091
†PICO Holdings	4,975	185,020
†Portfolio Recovery Associates	3,823	209,768
Primoris Services	2,700	20,898
†Primus Guaranty	5,661	23,776
Resource America Class A	2,041	9,797
†Virtus Investment Partners	884	18,423
		1,475,150
Diversified Telecommunications Services – 0.59%
Alaska Communications Systems Group	9,766	79,300
Atlantic Tele-Network	2,069	92,960
†Cbeyond	4,738	64,816
†Cincinnati Bell	45,395	154,796
†Cogent Communications Group	9,265	96,449
Consolidated Communications Holdings	5,944	112,698
†General Communication Class A	8,262	47,672
†Global Crossing	6,319	95,733
HickoryTech	3,200	28,256
Iowa Telecommunications Services	7,540	125,918
NTELOS Holdings	7,032	125,099
†PAETEC Holding	30,432	142,422
†Premiere Global Services	14,119	116,623
Shenandoah Telecommunications	5,995	112,706
†SureWest Communications	3,500	30,065
		1,425,513
Electric Utilities – 1.00%
ALLETE	7,055	236,201
Central Vermont Public Service	2,228	44,939
Cleco	14,172	376,266
†El Paso Electric	9,832	202,539
Empire District Electric	8,807	158,702
Idacorp	10,582	366,349
MGE Energy	5,249	185,605
Portland General Electric	17,596	339,779
UIL Holdings	6,415	176,413
Unisource Energy	8,111	255,010
Unitil	2,400	55,800
		2,397,603
Electrical Equipment – 2.14%
Acuity Brands	9,684	408,762
†Advanced Battery Techhologies	10,300	40,170
†American Superconductor	10,171	293,942
AZZ	2,810	95,119
Baldor Electric	10,963	410,015
Belden	10,963	301,044
Brady Class A	11,189	348,202
Chase	1,900	23,978
†China BAK Battery	8,500	20,485
Encore Wire	4,150	86,320
†Ener1	10,100	47,773
†Energy Conversion Devices	9,100	71,253
†EnerSys	9,212	227,168
†Evergreen Solar	36,403	41,135
Franklin Electric	5,349	160,417
†FuelCell Energy	15,867	44,745
†Fushi Copperweld	4,400	49,368
†Generac Holdings	4,300	60,243
†GrafTech International	28,683	392,097
†Harbin Electric	3,600	77,724
†II-VI	5,969	201,991
†LaBarge	3,500	38,675
LSI Industries	4,247	28,965
†Microvision	23,000	64,860
†Orion Energy Systems	4,998	24,490
†Polypore International	5,193	90,670
†Powell Industries	1,684	54,781
†Power-One	20,610	86,974
†PowerSecure International	3,200	25,216
Preformed Line Products	679	25,904
Regal-Beloit	8,321	494,350
Smith (A.O.)	5,023	264,059
†Ultralife	2,300	9,223
†Valence Technology	9,000	7,650
†Vicor	4,521	62,435
Woodward Governor	14,252	455,778
		5,135,981
Electronic Equipment, Instruments & Components – 2.07%
†Acacia Research - Acacia Technologies	7,300	79,059
Agilysys	3,276	36,593
†Anixter International	6,950	325,607
†Benchmark Electronics	15,312	317,571
†Brightpoint	10,236	77,077
†Checkpoint Systems	8,782	194,258
†China Security & Surveillance Technology	9,200	70,748
†Cogent	9,071	92,524
Cognex	8,917	164,875
†Coherent	5,300	169,388
†Comverge	4,765	53,892
†CPI International	1,737	23,033
CTS	7,072	66,618
Daktronics	7,814	59,543
†DDi	4,600	26,082
†DTS	3,762	128,058
†Echelon	8,674	77,806
Electro Rent	4,382	57,536
†Electro Scientific Industries	6,820	87,364
†FARO Technologies	3,998	102,949
†ICx Technologies	2,700	18,819
†Insight Enterprises	10,483	150,536
†IPG Photonics	5,635	83,398
†L-1 Identity Solutions	17,478	156,079
†Littelfuse	5,170	196,512
†Maxwell Technologies	4,400	54,516
†Measurement Specialties	3,608	53,074
†Mercury Computer Systems	4,568	62,673
Methode Electronics	9,898	97,990
MTS Systems	3,788	109,966
†Multi-Fineline Electronix	1,860	47,914
†Newport	8,555	106,938
†OSI Systems	3,918	109,900
†Par Technology	2,700	16,335
Park Electrochemical	4,987	143,326
†PC Connection	872	5,406
†PC Mall	2,000	10,120
†Plexus	9,193	331,223
†RadiSys	4,542	40,696
†RAE Systems	13,900	11,329
†Rofin-Sinar Technologies	6,402	144,813
†Rogers	3,979	115,431
†SatCon Technology	12,100	29,403
†ScanSource	6,120	176,134
†Smart Modular Technologies	8,733	67,331
†Spectrum Control	2,900	33,901
†Synnex	4,763	140,794
Technitrol	9,493	50,123
†TTM Technologies	9,145	81,208
†Universal Display	5,842	68,760
†X-Rite	5,500	16,665
†Zygo	4,167	38,461
		4,980,355
Energy Equipment & Services – 1.81%
†Allis-Chalmers Energy	14,086	49,864
†Atlas Energy	15,643	486,811
†Basic Energy Services	5,105	39,360
†Bolt Technology	1,500	16,965
†Boots & Coots	18,400	44,712
†Bristow Group	8,481	319,988
†Bronco Drilling	5,315	24,981
†Cal Dive International	9,875	72,384
CARBO Ceramics	4,523	281,964
†Complete Production Services	12,873	148,683
†Dawson Geophysical	1,911	55,878
†Dril-Quip	6,767	411,705
†Energy Recovery	7,500	47,250
†ENGlobal	2,451	6,789
†Geokinetics	797	5,746
†Global Industries	24,200	155,364
Gulf Island Fabrication	2,995	65,141
†Gulfmark Offshore	5,018	133,228
†Hercules Offshore	28,000	120,680
†Hornbeck Offshore Services	5,774	107,223
†ION Geophysical	23,930	117,736
†Key Energy Services	27,800	265,490
Lufkin Industries	3,542	280,349
†Matrix Service	5,479	58,954
†Natural Gas Services Group	2,800	44,436
†Newpark Resources	21,681	113,825
†OYO Geospace	972	46,471
†Parker Drilling	28,927	142,610
†PHI	3,358	71,122
†Pioneer Drilling	9,504	66,908
RPC	6,979	77,676
†Sulphco	16,465	4,775
†Superior Well Services	3,667	49,064
†T-3 Energy Services	2,684	65,919
†TETRA Technologies	17,200	210,184
†TGC Industries	4,200	16,968
†Union Drilling	3,677	22,650
†Willbros Group	8,794	105,616
		4,355,469
Food & Staples Retailing – 0.76%
Andersons	4,060	135,929
Arden Group	200	21,256
Casey's General Stores	11,491	360,818
†Great Atlantic & Pacific Tea	6,803	52,179
Ingles Markets Class A	2,336	35,110
Nash Finch	2,720	91,528
†Pantry	5,278	65,922
PriceSmart	3,963	92,140
Ruddick	9,717	307,446
Spartan Stores	5,888	84,905
†Susser Holdings	1,600	13,520
†United Natural Foods	10,163	285,885
Village Super Market Class A	1,114	31,225
Weis Markets	2,378	86,464
†Winn Dixie Stores	12,835	160,309
		1,824,636
Food Products – 1.38%
†AgFeed Industries	5,800	25,462
Alico	1,209	30,527
†American Dairy	2,131	40,809
†American Italian Pasta	4,700	182,689
B&G Foods Class A	10,900	114,232
Calavo Growers	2,700	49,248
Cal-Maine Foods	2,883	97,705
†Chiquita Brands International	9,932	156,230
†Darling International	18,541	166,127
Diamond Foods	5,000	210,200
†Dole Food	8,000	94,800
Farmer Brothers	1,800	33,732
†Fresh Del Monte Produce	9,785	198,146
Griffin Land & Nurseries	400	11,620
†Hain Celestial Group	8,887	154,189
†HQ Sustainable Maritime Industries	1,400	8,400
Imperial Sugar	2,412	37,410
J&J Snack Foods	3,180	138,235
Lancaster Colony	4,271	251,818
Lance	6,906	159,736
†Lifeway Foods	1,100	13,057
†Omega Protein	3,100	17,825
†Overhill Farms	3,700	21,571
Sanderson Farms	4,492	240,816
†Seneca Foods Class A	2,300	66,976
†Smart Balance	15,300	99,144
†Synutra International	4,275	96,658
Tootsie Roll Industries	6,031	163,028
†Treehouse Foods	7,995	350,741
†Zhongpin	5,800	73,660
		3,304,791
Gas Utilities – 1.17%
Chesapeake Utilities	2,129	63,444
Laclede Group	5,099	171,938
New Jersey Resources	9,506	357,045
NICOR	10,606	444,604
Northwest Natural Gas	6,239	290,737
Piedmont Natural Gas	17,170	473,550
South Jersey Industries	6,998	293,846
Southwest Gas	10,487	313,771
WGL Holdings	11,253	389,916
		2,798,851
Health Care Equipment & Supplies – 3.49%
†Abaxis	5,076	138,016
†ABIOMED	7,276	75,161
†Accuray	9,554	58,184
†AGA Medical Holdings	3,400	55,250
†Align Technology	13,896	268,749
†Alphatec Holdings	9,000	57,330
†American Medical System Holdings	16,709	310,453
Analogic	3,151	134,642
†AngioDynamics	5,682	88,753
Atrion	300	42,912
†ATS Medical	10,700	27,820
†Bovie Medical	3,900	24,375
Cantel Medical	2,943	58,419
†Cardiac Science	3,500	6,545
†Cardiovascular Systems	3,000	15,930
†Conceptus	7,519	150,079
†Conmed	6,270	149,289
†CryoLife	4,989	32,279
†Cutera	3,700	38,369
†Cyberonics	5,886	112,776
†Cynosure Class A	1,486	16,703
†Delcath Systems	6,700	54,270
†DexCom	11,700	113,841
†Electro-Optical Sciences	4,300	31,906
†Endologix	10,800	43,632
†EnteroMedics	5,100	2,601
†ev3	17,868	283,386
†Exactech	2,200	46,134
†Greatbatch	4,884	103,492
†Haemonetics	6,003	343,071
†Hansen Medical	6,777	15,519
†ICU Medical	2,668	91,913
†Immucor	16,678	373,420
†Insulet	7,496	113,115
†Integra LifeSciences Holdings	4,144	181,632
Invacare	6,342	168,317
†IRIS International	3,700	37,777
†Kensey Nash	1,456	34,347
Masimo	12,076	320,618
†Medical Action Industries	3,340	40,982
†Merge Healthcare	7,300	15,111
Meridian Bioscience	9,902	201,704
†Merit Medical Systems	5,911	90,143
†Micrus Endovascular	4,049	79,846
†Natus Medical	5,854	93,137
†Neogen	4,950	124,245
†Nutraceutical International	2,700	40,338
†NuVasive	8,278	374,166
†NxStage Medical	4,801	54,971
†OraSure Technologies	9,784	58,019
†Orthofix International	3,910	142,246
†Orthovita	14,300	60,918
†Palomar Medical Technologies	4,038	43,853
†Quidel	6,658	96,807
†Rochester Medical	2,300	29,486
†Rockwell Medical Technologies	3,500	20,230
†RTI Biologics	11,288	48,877
†Sirona Dental System	3,817	145,161
†Somanetics	3,200	61,248
†SonoSite	4,321	138,747
†Spectranetics	7,455	51,514
†Stereotaxis	6,871	34,424
STERIS	13,699	461,107
†SurModics	3,051	63,888
†Symmetry Medical	7,433	74,627
†Synovis Life Technologies	3,000	46,590
†Thoratec	12,706	425,015
†TomoTherapy	12,113	41,305
†TranS1	2,050	6,663
Utah Medical Products	1,000	28,130
†Vascular Solutions	3,700	33,263
†Volcano	11,585	279,894
West Pharmaceutical Services	7,778	326,287
†Wright Medical Group	8,455	150,245
Young Innovations	1,500	42,240
†Zoll Medical	4,833	127,398
		8,373,850
Health Care Providers & Services – 3.75%
†Air Methods	2,885	98,090
†Alliance HealthCare Services	4,448	24,998
†Allied Healthcare International	13,100	35,632
†Almost Family	1,900	71,611
†Amedisys	6,151	339,658
America Service Group	1,900	30,571
†American Dental Partners	3,200	41,760
†AMERIGROUP	12,410	412,508
†AMN Healthcare Services	7,680	67,584
†Amsurg	6,833	147,524
†Assisted Living Concepts Class A	2,658	87,289
†athenahealth	7,914	289,336
†Bio-Reference Labs	2,600	114,322
†BioScrip	9,700	77,406
†BMP Sunstone	7,401	37,449
†Capital Senior Living	5,767	30,334
†CardioNet	5,000	38,250
†Catalyst Health Solutions	8,250	341,385
†Centene	10,893	261,868
Chemed	5,278	287,018
†Chindex International	3,100	36,611
†Clarient	7,200	18,864
†Continucare	9,000	33,300
†CorVel	1,708	61,061
†Cross Country Healthcare	7,425	75,067
†Emergency Medical Services	6,779	383,352
†Emeritus	4,565	92,898
Ensign Group	2,500	43,325
†Genoptix	4,055	143,912
†Gentiva Health Services	6,400	180,992
†Hanger Orthopedic Group	6,100	110,898
†Health Grades	5,800	36,888
†HealthSouth	21,796	407,585
†HealthSpring	11,063	194,709
†Healthways	7,517	120,798
†HMS Holdings	6,237	318,025
†inVentiv Health	8,236	184,981
†IPC the Hospitalist	3,504	123,025
†Kindred Healthcare	9,552	172,414
Landauer	2,314	150,919
†LCA-Vision	5,200	43,264
†LHC Group	3,418	114,606
†Magellan Health Services	7,890	343,057
†MedCath	3,479	36,425
†Metropolitan Health Networks	9,700	31,331
†Molina Healthcare	2,934	73,849
†MWI Veterinary Supply	2,498	100,919
National Healthcare	1,973	69,805
National Research	200	5,064
†Nighthawk Radiology Holdings	4,125	13,118
†NovaMed	6,200	21,080
†Odyssey HealthCare	7,557	136,857
Owens & Minor	9,674	448,776
†PharMerica	7,222	131,585
†Providence Service	3,009	45,707
†PSS World Medical	13,409	315,246
†Psychiatric Solutions	12,683	377,953
†RadNet	3,900	12,402
†RehabCare Group	5,500	149,985
†Res-Care	5,462	65,489
†Select Medical Holdings	7,800	65,832
†Skilled Healthcare Group	3,112	19,201
†Sun Healthcare Group	10,258	97,861
†Sunrise Senior Living	8,591	43,986
†Triple-S Management Class B	4,503	79,973
†U.S. Physical Therapy	2,100	36,540
†Universal American Financial	6,224	95,974
†Virtual Radiologic	830	9,130
†WellCare Health Plans	9,900	294,822
		9,004,054
Health Care Technology – 0.39%
†American Caresource Holdings	4,300	7,611
†AMICAS	8,700	52,374
Computer Programs & Systems	2,227	87,031
†Eclipsys	12,756	253,589
†MedAssets	9,483	199,143
MedQuist	2,400	18,744
†Omnicell	7,006	98,294
†Phase Forward	9,642	126,021
†Transcend Services	1,500	24,375
†Vital Images	3,909	63,209
		930,391
Hotels, Restaurants & Leisure – 2.63%
†AFC Enterprises	5,474	58,736
Ambassadors Group	4,030	44,532
Ameristar Casinos	5,381	98,042
†Bally Technologies	12,620	511,614
†Benihana	4,000	26,000
†BJ's Restaurants	4,801	111,863
†Bluegreen	3,077	10,062
Bob Evans Farms	6,936	214,392
†Buffalo Wild Wings	4,280	205,911
†California Pizza Kitchen	4,655	78,157
†Caribou Coffee	2,500	16,550
†Carrols Restaurant Group	2,700	18,360
†CEC Entertainment	5,302	202,006
†Cheesecake Factory	13,600	368,015
Churchill Downs	2,388	89,550
CKE Restaurants	10,330	114,353
Cracker Barrel Old Country Store	5,472	253,791
†Denny's	25,636	98,442
†Diedrich Coffee	1,000	34,800
†DineEquity	4,300	170,108
†Domino's Pizza	7,691	104,905
Dover Downs Gaming & Entertainment	1,270	5,029
†Einstein Noah Restaurant Group	300	3,645
Frisch's Restaurants	700	15,470
†Gaylord Entertainment	9,070	265,660
†Great Wolf Resorts	3,854	12,256
†@Interval Leisure Group	8,600	125,216
†Isle of Capri Casinos	2,345	18,244
†Jack in the Box	13,398	315,523
†Krispy Kreme Doughnuts	14,443	58,061
†Landry's Restaurants	2,174	38,958
†Life Time Fitness	9,532	267,849
†Luby's	4,000	15,760
Marcus	5,212	67,704
†McCormick & Schmick's Seafood Restaurants	3,600	36,252
†Monarch Casino & Resort	2,757	23,545
†Morgans Hotel Group	4,468	28,640
†Multimedia Games	6,300	24,570
†O'Charleys	3,841	34,339
†Orient-Express Hotels Class A	21,700	307,706
†P.F. Chang's China Bistro	5,321	234,816
†Papa John's International	5,003	128,627
†@Peet's Coffee & Tea	2,575	102,099
†Pinnacle Entertainment	13,868	135,074
†Red Lion Hotels	4,400	31,768
†Red Robin Gourmet Burgers	4,008	97,956
†Ruby Tuesday	14,450	152,737
†Ruth's Hospitality Group	10,677	56,589
†Shuffle Master	12,423	101,744
†Sonic	13,791	152,391
Speedway Motorsports	2,528	39,462
†Steak N Shake	280	106,756
†Texas Roadhouse	11,546	160,374
†Town Sports International Holding	3,482	13,615
†Vail Resorts	6,924	277,583
†Youbet.com	8,700	25,578
		6,311,785
Household Durables – 1.37%
American Greetings Class A	8,592	179,057
†Beazer Homes USA	13,557	61,549
Blyth	1,155	36,094
†Brookfield Homes	1,560	13,634
†Cavco Industries	1,400	47,796
†Central Garden & Pet Class A	13,063	119,657
CSS Industries	1,304	26,210
Ethan Allen Interiors	5,485	113,156
†Furniture Brands International	9,781	62,892
†Helen of Troy	7,132	185,860
Hooker Furniture	2,494	40,104
†Hovnanian Enterprises Class A	11,455	49,829
†iRobot	3,833	58,108
†La-Z-Boy	11,665	146,279
†M/I Homes	4,421	64,768
†Meritage Homes	6,720	141,120
National Presto Industries	1,044	124,142
Ryland Group	9,800	219,912
†Sealy	9,182	32,137
Skyline	1,622	30,169
†Standard Pacific	22,878	103,409
†Stanley Furniture	2,400	24,384
†Tempur-Pedic International	17,599	530,786
Tupperware Brands	14,431	695,862
†Universal Electronics	2,914	65,099
WD-40	3,787	124,327
		3,296,340
Household Products – 0.01%
Oil-Dri Corp. of America	1,600	30,896
		30,896
Independent Power Producers & Traders – 0.00%
†US Geothermal	11,200	10,192
		10,192
Industrial Conglomerates – 0.24%
Otter Tail	7,758	170,366
Raven Industries	3,960	116,780
Seaboard	71	92,236
Standex International	3,146	81,072
Tredegar	6,394	109,210
†United Capital	100	2,372
		572,036
Insurance – 3.01%
†Ambac Financial Group	59,800	33,297
American Equity Investment Life Holding	14,529	154,734
American Physicians Capital	2,144	68,501
†American Safety Insurance Holdings	1,600	26,544
†Amerisafe	3,723	60,946
Amtrust Financial Services	5,216	72,763
Argo Group International Holdings	7,385	240,677
Assured Guaranty	28,542	627,067
Baldwin & Lyons Class B	2,318	55,841
†Citizens	7,622	52,668
†CNA Surety	3,362	59,810
†Conseco	58,800	365,735
†Crawford Class B	4,340	17,664
Delphi Financial Group	11,014	277,112
Donegal Group Class A	2,953	42,848
Eastern Insurance Holdings	2,400	24,336
†eHealth	5,168	81,396
EMC Insurance Group	1,105	24,885
Employers Holdings	10,139	150,564
†Enstar Group	1,408	97,377
FBL Financial Group Class A	3,017	73,856
†First Acceptance	1,845	3,764
First Mercury Financial	3,495	45,540
Flagstone Reinsurance Holdings	8,510	97,525
†FPIC Insurance Group	2,346	63,600
†Greenlight Capital Re Class A	6,324	168,724
†Hallmark Financial Service	3,575	32,175
Harleysville Group	2,980	100,605
†Hilltop Holdings	8,763	102,965
Horace Mann Educators	8,635	130,043
Independence Holding	522	4,954
Infinity Property & Casualty	3,020	137,229
Kansas City Life Insurance	812	25,643
Maiden Holdings	12,800	94,592
Max Capital Group	10,413	239,395
Meadowbrook Insurance Group	13,560	107,124
Mercer Insurance Group	1,300	23,400
Montpelier Re Holdings	19,412	326,316
†National Financial Partners	9,165	129,227
National Interstate	1,691	35,021
National Western Life Insurance Class A	513	94,572
†Navigators Group	2,641	103,871
NYMAGIC	608	12,908
†Phoenix Companies	27,887	67,487
Platinum Underwriters Holdings	12,038	446,368
†PMA Capital Class A	6,498	39,898
Presidential Life	4,696	46,819
†ProAssurance	7,804	456,845
RLI	4,404	251,116
Safety Insurance Group	3,003	113,123
SeaBright Insurance Holdings	5,380	59,234
Selective Insurance Group	11,689	194,037
State Auto Financial	3,974	71,333
Stewart Information Services	3,354	46,285
Tower Group	9,771	216,623
†United America Indemnity Class A	8,313	79,556
United Fire & Casualty	5,248	94,412
Universal Insurance Holdings	4,100	20,746
Zenith National Insurance	8,445	323,612
		7,215,308
Internet & Catalog Retail – 0.50%
†1-800-FLOWERS.com Class A	3,982	9,995
†Ancestry.com	2,100	35,595
†Blue Nile	2,813	154,771
†Drugstore.Com	21,400	76,398
Gaiam Class A	4,938	40,985
†HSN	9,400	276,737
NutriSystem	6,900	122,889
†Orbitz Worldwide	9,977	70,936
†Overstock.com	3,233	52,536
PetMed Express	5,834	129,340
†QuinStreet	2,300	39,123
†Shutterfly	5,166	124,449
†Stamps.com	2,281	23,038
†Vitacost.com	3,000	36,150
		1,192,942
Internet Software & Services – 2.07%
†Archipelago Learning	1,500	21,870
†Ariba	19,877	255,419
†Art Technology Group	34,319	151,347
†AsiaInfo Holdings	7,103	188,087
†Chordiant Software	6,916	35,064
†comScore	4,839	80,763
†Constant Contact	5,154	119,676
†DealerTrack Holdings	8,680	148,254
†Dice Holdings	2,549	19,372
†Digital River	8,665	262,550
†DivX	8,891	63,660
EarthLink	23,133	197,556
†GSI Commerce	6,898	190,868
Imergent	2,700	18,171
†infospace	8,269	91,372
†Innodata Isogen	5,300	21,465
†Internap Network Services	9,789	54,818
†Internet Brands Class A	6,286	57,957
†Internet Capital Group	8,873	74,977
iPass	14,800	17,020
†j2 Global Communications	9,864	230,818
Keynote Systems	3,430	39,068
†Knot	6,166	48,218
†Limelight Networks	8,577	31,392
†Liquidity Services	4,000	46,160
†LivePerson	9,800	75,166
†LoopNet	4,515	50,749
Marchex Class B	3,808	19,459
†MercadoLibre	6,137	295,864
†Move	33,657	70,343
NIC	11,068	87,105
†OpenTable	900	34,317
†Openwave Systems	19,500	44,850
†Perficient	6,893	77,684
†Rackspace Hosting	15,600	292,188
†RealNetworks	17,654	85,269
†S1	12,740	75,166
†Saba Software	7,200	35,640
†SAVVIS	8,498	140,217
†SolarWinds	2,900	62,814
†SonicWALL	12,520	108,799
†support.com	8,300	27,141
†Switch & Data Facilities	4,371	77,629
†TechTarget	2,522	13,190
†Terremark Worldwide	14,590	102,276
†Travelzoo	1,800	27,018
United Online	17,845	133,481
†ValueClick	20,816	211,074
†Vocus	4,068	69,359
†Web.com Group	6,300	34,335
†Websense	9,747	221,939
†Zix	15,200	35,112
		4,974,106
IT Services – 2.12%
†Acxiom	15,300	274,482
†CACI International Class A	6,977	340,826
Cass Information Systems	1,874	58,375
†CGS Systems International	7,877	165,102
†China Information Security Technology	4,300	21,715
†CIBER	15,621	58,423
†Computer Task Group	4,400	31,900
†CyberSource	16,364	288,661
†eLoyalty	2,200	12,386
†Euronet Worldwide	10,822	199,449
†ExlService Holdings	4,042	67,421
†Forrester Research	3,254	97,848
†Fortinet	3,000	52,740
†Gartner	15,702	349,213
†Global Cash Access Holdings	9,197	75,139
†Hackett Group	7,100	19,738
Heartland Payment Systems	8,151	151,609
iGate	5,535	53,856
infoGROUP	8,466	66,035
†Information Services Group	5,700	19,437
†Integral Systems	3,488	33,589
†Lionbridge Technologies	14,400	52,272
†Mantech International Class A	4,929	240,683
MAXIMUS	4,179	254,626
†MoneyGram International	20,400	77,724
†NCI Class A	1,600	48,368
†Ness Technologies	9,428	59,491
†Online Resources	4,279	17,244
†RightNow Technologies	5,008	89,443
†Safeguard Scientifics	4,758	61,854
Sapient	19,370	177,042
†SRA International Class A	9,224	191,767
†StarTek	3,500	24,325
Syntel	3,176	122,181
†TeleTech Holdings	6,854	117,066
†Tier Technologies	4,800	38,208
†TNS	5,554	123,854
†Unisys	9,460	330,059
†VeriFone Holdings	16,200	327,402
†Virtusa	2,156	22,228
†Wright Express	9,039	272,255
		5,086,036
Leisure Equipment & Products – 0.76%
Brunswick	20,700	330,579
Callaway Golf	15,845	139,753
†Eastman Kodak	63,800	369,402
†JAKKS Pacific	6,480	84,564
†LeapFrog Enterprises	9,381	61,446
†Marine Products	1,434	8,633
Polaris Industries	7,241	370,449
Pool	10,700	242,248
†RC2	4,727	70,763
†Smith & Wesson Holding	14,464	54,674
†Steinway Musical Instruments	1,292	24,328
Sturm Ruger	4,300	51,557
†Universal Travel Group	2,800	27,748
		1,836,144
Life Sciences Tools & Services – 1.22%
†Accelrys	7,000	43,120
†Affymetrix	14,845	108,962
†Albany Molecular Research	4,115	34,360
†AMAG Pharmaceuticals	4,619	161,249
†BioDelivery Sciences International	3,000	11,490
†Bruker	11,362	166,453
†Cambrex	4,818	19,513
†Celldex Therapeutics	5,800	35,612
†Clinical Data	3,000	58,200
†Dionex	4,167	311,608
†Enzo Biochem	7,599	45,746
†eResearch Technology	11,421	78,919
†Exelixis	23,502	142,657
†Facet Biotech	5,980	161,400
†Harvard Bioscience	7,200	27,864
†Heartware International	1,700	75,599
†Kendle International	3,692	64,536
†Luminex	9,615	161,820
†MAKO Surgical	4,300	57,964
†Medivation	6,576	68,982
†Nektar Therapeutics	21,707	330,164
†Omeros	2,200	15,488
†Parexel International	13,092	305,175
†Sequenom	14,500	91,495
†Varian	6,829	353,607
		2,931,983
Machinery – 2.69%
†3D Systems	3,720	50,778
Actuant Class A	16,133	315,400
Alamo Group	2,300	45,977
Albany International	6,180	133,055
†Altra Holdings	6,671	91,593
†American Railcar Industries	1,386	16,854
Ampco-Pittsburgh	2,170	53,859
†Astec Industries	3,995	115,695
Badger Meter	3,675	141,524
Barnes Group	10,743	209,059
†Blount International	9,017	93,416
Briggs & Stratton	11,884	231,738
Cascade	2,025	65,225
†Chart Industries	6,144	122,880
†China Fire & Security Group	3,500	45,395
CIRCOR International	4,001	132,873
CLARCOR	12,057	415,846
†Colfax	5,700	67,089
†Columbus McKinnon	4,984	79,096
†Duoyuan Printing	1,800	19,440
Dynamic Materials	2,359	36,848
Eastern	1,400	18,956
†EnPro Industries	4,626	134,524
ESCO Technologies	5,759	183,194
Federal Signal	11,999	108,111
†Flow International	11,483	34,564
†Force Protection	17,645	106,223
FreightCar America	2,950	71,272
Gorman-Rupp	3,566	90,719
Graham	2,700	48,573
†Greenbrier Companies	4,938	54,367
†Hawk	1,700	33,150
†Hurco Companies	1,151	19,371
John Bean Technologies	6,000	105,240
†Kadant	2,541	36,616
Kaydon	7,518	282,677
†K-Tron International	500	74,985
†LB Foster Class A	2,157	62,316
Lindsay	2,899	120,048
†MEMSIC	5,300	16,907
Met-Pro	3,700	36,223
†Middleby	3,615	208,188
Miller Industries	3,000	37,290
Mueller Industries	8,371	224,259
Mueller Water Products Class A	35,134	167,941
NACCO Industries Class A	1,223	90,685
Nordson	7,748	526,243
†North American Galvanizing & Coating	3,900	21,684
Omega Flex	497	5,219
†PMFG	3,400	44,982
Portec Rail Products	2,100	24,402
†RBC Bearings	4,957	157,980
Robbins & Myers	6,126	145,921
†Sauer-Danfoss	3,432	45,577
†SmartHeat	2,300	24,702
Sun Hydraulics	3,017	78,382
†Tecumseh Products Class A	4,764	58,454
Tennant	4,379	119,941
Titan International	7,455	65,082
†Titan Machinery	2,955	40,454
†Trimas	2,184	14,174
Twin Disc	1,244	15,202
Watts Water Technologies Class A	7,084	220,029
		6,458,467
Marine – 0.14%
†American Commercial Lines	2,234	56,073
†Eagle Bulk Shipping	14,949	79,379
†Genco Shipping & Trading	5,966	125,943
Horizon Lines	6,464	35,164
International Shipholding	900	26,451
†Ultrapetrol (Bahamas)	4,077	22,383
		345,393
Media – 1.14%
Arbitron	6,459	172,197
†Ascent Media	3,100	84,475
Belo Class A	20,493	139,762
†Carmike Cinemas	3,200	44,384
Cinemark Holdings	7,519	137,898
†CKX	12,496	76,600
†Crown Media Holdings Class A	2,096	4,024
†Dolan Media	6,459	70,209
†EW Scripps	7,000	59,150
†Fisher Communications	941	13,268
†Global Sources	2,380	15,494
Harte-Hanks	8,100	104,166
†Journal Communications Class A	10,538	44,260
†Knology	6,767	90,948
†Lakes Entertainment	6,000	13,800
†Lin TV Class A	6,984	40,158
†Live Nation	30,991	449,371
†Lodgenet Entertainment	5,900	41,123
†Martha Stewart Living Omnimedia Class A	6,454	36,013
†Mediacom Communications Class A	10,035	59,708
National CineMedia	10,247	176,864
†Outdoor Channel Holdings	3,100	20,429
†Playboy Enterprises Class B	3,957	14,483
Primedia	6,160	21,190
†RCN	7,831	118,091
†Reading International	5,200	22,204
†Rentrak	2,200	47,410
Scholastic	5,554	155,512
†Sinclair Broadcasting Group Class A	10,838	55,057
†Valassis Communications	11,286	314,090
Value Line	130	3,002
World Wrestling Entertainment Class A	5,254	90,894
		2,736,234
Metals & Mining – 1.06%
†Allied Nevada Gold	13,200	218,724
†AM Castle	3,401	44,519
AMCOL International	5,027	136,734
†Brush Engineered Materials	4,600	103,822
†Century Aluminum	13,600	187,136
†China Precision Steel	10,000	21,000
†Coeur d'Alene Mines	18,448	276,351
†General Moly	15,025	49,883
†General Steel Holdings	6,100	25,071
Haynes International	2,785	98,951
†Hecla Mining	55,570	303,969
†Horsehead Holding	9,231	109,295
Kaiser Aluminum	3,800	146,566
Olympic Steel	1,951	63,700
†Paramount Gold & Silver	18,500	25,715
†RTI International Metals	6,894	209,095
†Stillwater Mining	9,481	123,063
†U.S. Gold	18,500	49,950
†Universal Stainless & Alloy	2,074	49,755
†Uranerz Energy	14,000	26,040
†Uranium Energy	10,400	33,488
Worthington Industries	14,307	247,368
		2,550,195
Multiline Retail – 0.38%
†99 Cents Only Stores	11,034	179,854
Dillard Class A	11,700	276,120
Fred's Class A	8,393	100,548
†Retail Ventures	6,071	57,735
†Saks	29,000	249,400
†Tuesday Morning	9,118	60,088
		923,745
Multi-Utilities & Unregulated Power – 0.49%
Avista	13,117	271,653
Black Hills	9,133	277,187
CH Energy Group	3,857	157,520
NorthWestern	8,566	229,654
PNM Resources	19,733	247,254
		1,183,268
Oil, Gas & Consumable Fuels – 3.08%
Alon USA Energy	2,540	18,415
Apco Oil & Gas International	2,244	60,723
†Approach Resources	2,654	24,098
†Arena Resources	9,022	301,335
†ATP Oil & Gas	9,067	170,550
Berry Petroleum Class A	11,861	334,006
†Bill Barrett	8,591	263,830
†BPZ Resources	19,821	145,684
†Brigham Exploration	22,152	353,324
†Carrizo Oil & Gas	6,497	149,106
†Cheniere Energy	15,100	46,659
†Clayton Williams Energy	1,566	54,779
†Clean Energy Fuels	8,137	185,361
†Cloud Peak Energy	7,000	116,480
†Contango Oil & Gas	2,831	144,806
†CREDO Petroleum	2,200	21,758
†Crosstex Energy	9,697	84,267
†Cubic Energy	2,000	2,120
†CVR Energy	5,342	46,743
Delek US Holdings	3,567	25,968
†Delta Petroleum	38,916	54,872
DHT Maritime	10,926	42,830
†Endeavor International	24,000	30,480
†Evergreen Energy	25,125	4,523
†FX Energy	9,583	32,870
General Maritime	11,855	85,237
†GeoResources	2,300	35,121
†GMX Resources	6,560	53,923
Golar LNG	8,237	96,373
†Goodrich Petroleum	5,128	80,202
†Gran Tierra Energy	46,400	273,760
†Green Plains Renewab	2,500	35,675
†Gulfport Energy	6,414	72,093
†Harvest Natural Resources	6,196	46,656
†International Coal Group	24,753	113,121
†Isramco	300	19,665
†James River Coal	6,100	96,990
Knightsbridge Tankers	4,151	70,318
†McMoRan Exploration	18,352	268,490
Nordic American Tanker Shipping	11,018	333,515
†Northern Oil & Gas	9,100	144,235
†Oilsands Quest	52,924	39,121
Panhandle Oil & Gas Class A	1,800	42,534
†Patriot Coal	17,300	353,958
Penn Virginia	10,185	249,533
†Petroleum Development	4,720	109,362
†Petroquest Energy	12,292	61,829
†PrimeEnergy	100	2,755
†Rex Energy	7,093	80,789
†Rosetta Resources	11,709	275,747
Ship Finance International	10,324	183,354
†Stone Energy	9,106	161,632
†Swift Energy	8,864	272,479
†Syntroleum	15,200	32,224
Teekay Tankers Class A	2,937	36,918
†Toreador Resources	6,247	51,100
†USEC	26,852	154,936
Vaalco Energy	15,792	78,012
†Vantage Drilling	21,600	31,968
†Venoco	4,376	56,144
W&T Offshore	7,500	63,000
†Warren Resources	18,192	45,844
†Western Refining	10,200	56,100
†Westmoreland Coal	1,700	21,454
World Fuel Services	13,758	366,512
†Zion Oil & Gas	3,567	22,080
		7,390,346
Paper & Forest Products – 0.75%
†Buckeye Technologies	9,123	119,329
†Clearwater Paper	2,518	124,012
Deltic Timber	2,529	111,402
†Domtar	9,600	618,335
Glatfelter	10,083	146,103
†Kapstone Paper & Packaging	7,700	91,399
†Louisiana-Pacific	28,400	257,020
Neenah Paper	3,732	59,115
†Orchids Paper Products	1,100	18,095
Schweitzer-Mauduit International	3,888	184,913
†Wausau Paper	9,203	78,594
		1,808,317
Personal Products – 0.35%
†American Oriental Bioengineering	12,467	50,865
†China Sky One Medical	2,400	37,704
†Elizabeth Arden	5,623	101,214
Female Health	4,900	35,133
Inter Parfums	3,936	58,324
Mannatech	2,245	7,498
Nu Skin Enterprises Class A	11,595	337,416
†Prestige Brands Holdings	7,653	68,877
†Revlon	5,100	75,633
Schiff Nutrition International	2,500	20,450
†USANA Health Sciences	1,252	39,325
		832,439
Pharmaceuticals – 1.50%
†Acura Pharmaceuticals	2,300	12,397
†Adolor	7,500	13,500
†Akorn	13,578	20,774
†Ardea Biosciences	2,900	52,954
†Auxilium Pharmaceuticals	10,344	322,319
†AVANIR Pharmaceuticals	14,100	32,712
†Biodel	1,970	8,412
†BioMimetic Therapeutics	3,990	52,469
†Biospecifics Technologies	1,100	30,525
†Cadence Pharmaceuticals	5,632	51,420
†Caraco Pharmaceutical Laboratories	1,637	9,806
†Cumberland Pharmaceuticals	2,300	24,219
†Cypress Bioscience	7,903	38,725
†Depomed	12,300	43,665
†Discovery Laboratories	26,662	13,864
†DURECT	17,760	53,458
†Hi-Tech Pharmacal	2,200	48,708
†Impax Laboratories	14,400	257,472
†Infinity Pharmaceuticals	5,200	31,720
†Inspire Pharmaceuticals	14,700	91,728
†Ironwood Pharmaceuticals	4,400	59,488
†ISTA Pharmaceuticals	8,100	32,967
†Javelin Pharmaceuticals	10,358	13,362
†KV Pharmaceutical Class A	10,167	17,894
†Lannett	3,200	13,600
†MAP Pharmaceuticals	2,800	44,492
†Matrixx Initiatives	3,200	16,224
†Medicines	13,297	104,248
Medicis Pharmaceutical Class A	13,130	330,351
†MiddleBrook Pharmaceutical	6,800	2,040
†Myriad Pharmaceuticals	3,944	17,827
†NeurogesX	3,200	30,080
†Obagi Medical Products	4,927	60,011
†OncoGenex Pharmaceutical	1,100	22,583
†Optimer Pharmaceuticals	7,400	90,872
†Pain Therapeutics	7,812	48,981
†Par Pharmaceuticals	8,414	208,667
†POZEN	5,106	48,915
†Questcor Pharmaceuticals	13,600	111,928
†Repros Therapeutics	2,900	1,958
†Salix Pharmaceuticals	12,918	481,196
†Santarus	12,100	65,098
†Spectrum Pharmaceuticals	12,000	55,320
†Sucampo Pharmaceuticals Class A	1,300	4,641
†SuperGen	14,500	46,400
†ViroPharma	17,578	239,588
†Vivus	17,395	151,684
†XenoPort	6,944	64,301
		3,595,563
Real Estate Investment Trusts – 6.41%
Acadia Realty Trust	8,861	158,257
Agree Realty	1,737	39,708
†Alexander's	477	142,685
American Campus Communities	12,297	340,135
American Capital Agency	3,700	94,720
Anworth Mortgage Asset	27,290	183,935
Apollo Commercial Real Estate	2,500	45,025
†Ashford Hospitality Trust	12,581	90,206
Associated Estates Realty	3,734	51,492
BioMed Realty Trust	22,042	364,575
CapLease	12,268	68,087
Capstead Mortgage	15,300	182,988
Care Investment Trust	2,500	22,300
CBL & Associates Properties	32,000	438,400
Cedar Shopping Centers	10,980	86,852
†Chesapeake Lodging Trust	1,700	33,099
Cogdell Spencer	6,500	48,100
Colonial Properties Trust	15,200	195,776
Colony Financial	3,400	68,000
Cousins Properties	18,284	151,940
CreXus Investment	3,300	44,121
Cypress Sharpridge Investments	3,400	45,492
DCT Industrial Trust	48,761	255,020
Developers Diversified Realty	47,400	576,858
DiamondRock Hospitality	27,888	281,948
DuPont Fabros Technology	5,814	125,524
Dynex Capital	3,300	29,700
EastGroup Properties	6,040	227,950
Education Realty Trust	13,361	76,826
Entertainment Properties Trust	9,501	390,776
Equity Lifestyle Properties	5,768	310,780
Equity One	7,778	146,926
Extra Space Storage	20,678	262,197
†FelCor Lodging Trust	15,478	88,225
†First Industrial Realty Trust	12,673	98,342
First Potomac Realty Trust	8,687	130,566
Franklin Street Properties	16,139	232,886
Getty Realty	4,259	99,661
Gladstone Commercial	2,000	28,900
Glimcher Realty Trust	13,817	70,052
Government Properties Income Trust	3,647	94,858
†Gramercy Capital	11,511	32,116
Hatteras Financial	8,300	213,891
Healthcare Realty Trust	13,322	310,269
Hersha Hospitality Trust	27,690	143,434
Highwoods Properties	16,542	524,878
Home Properties	7,794	364,759
Inland Real Estate	16,149	147,763
Invesco Mortgage Capital	3,700	85,100
Investors Real Estate Trust	16,495	148,785
†iStar Financial	22,100	101,439
Kilroy Realty	10,100	311,484
Kite Realty Group Trust	9,866	46,666
LaSalle Hotel Properties	15,061	350,921
Lexington Reality Trust	21,291	138,604
LTC Properties	5,116	138,439
Medical Properties Trust	17,721	185,716
MFA Mortgage Investments	65,621	482,971
Mid-America Apartment Communities	6,608	342,228
Mission West Properties	2,890	19,883
Monmouth Real Estate Investment Class A	6,000	50,460
National Health Investors	6,161	238,800
National Retail Properties	18,554	423,588
NorthStar Realty Finance	16,093	67,752
Omega Healthcare Investors	19,175	373,721
One Liberty Properties	64	1,069
Parkway Properties	4,662	87,552
†Pebblebrook Hotel Trust	4,300	90,429
Pennsylvania Real Estate Investment Trust	9,223	115,011
†Pennymac Mortgage Investment Trust	3,004	49,896
Post Properties	11,508	253,406
Potlatch	8,963	314,064
PS Business Parks	4,282	228,659
†RAIT Investment Trust	17,195	34,046
Ramco-Gershenson Properties Trust	5,759	64,846
Redwood Trust	17,460	269,233
Resource Capital	7,793	52,681
Saul Centers	1,503	62,224
Sovran Self Storage	6,331	220,699
Starwood Property Trust	11,071	213,670
†Strategic Hotel & Resorts	19,105	81,196
Sun Communities	4,026	101,455
†Sunstone Hotel Investors	22,453	250,800
Tanger Factory Outlet Centers	9,040	390,166
UMH Properties	2,700	22,059
Universal Health Realty Income Trust	2,408	85,099
Urstadt Biddle Properties Class A	4,142	65,485
U-Store-It Trust	18,206	131,083
Walter Investment Management	5,400	86,400
Washington Real Estate Investment Trust	13,604	415,602
Winthrop Realty Trust	3,098	37,300
		15,391,685
Real Estate Management & Development – 0.16%
†Avatar Holdings	2,177	47,328
Consolidated-Tomoka Land	1,592	50,164
†Forestar Group	8,300	156,704
†Tejon Ranch	2,690	82,099
†Terreno Realty	2,000	39,460
		375,755
Road & Rail – 1.01%
†Amerco	1,869	101,468
Arkansas Best	6,155	183,911
†Avis Budget Group	24,000	276,000
†Celadon Group	5,177	72,167
†Dollar Thrifty Automotive Group	6,340	203,704
†Genesee & Wyoming Class A	8,735	298,039
Heartland Express	11,548	190,542
Knight Transportation	13,522	285,180
†Marten Transport	2,989	58,913
†Old Dominion Freight Line	6,136	204,881
†Patriot Transportation Holding	258	21,796
†RailAmerica	5,200	61,360
†Saia	2,849	39,544
†Universal Truckload Services	1,205	21,184
†USA Truck	2,200	35,552
Werner Enterprises	10,143	235,013
†YRC Worldwide	241,100	131,110
		2,420,364
Semiconductors & Semiconductor Equipment – 3.69%
†Actel	5,349	74,084
†Advanced Analogic Technology	7,789	27,184
†Advanced Energy Industries	7,560	125,194
†Amkor Technology	25,305	178,906
†Anadigics	13,720	66,679
†Applied Micro Circuits	16,166	139,513
†Atheros Communications	15,496	599,852
†ATMI	7,301	140,982
†Brooks Automation	15,874	140,009
†Cabot Microelectronics	5,644	213,513
†Cavium Networks	8,697	216,207
†Ceva	4,900	57,134
†Cirrus Logic	14,906	125,061
Cohu	5,778	79,563
†Cymer	7,137	266,210
†Diodes	7,348	164,595
†DSP Group	3,978	33,137
†Emcore	11,700	14,157
†Entegris	29,688	149,628
†Entropic Communications	12,612	64,069
†Exar	7,513	52,967
†FEI	8,197	187,793
†FormFactor	10,919	193,921
†GSI Technology	5,900	27,494
†GT Solar International	6,300	32,949
†Hittite Microwave	4,869	214,090
†IXYS	4,755	40,608
†Kopin	15,400	56,980
†Kulicke & Soffa Industries	15,833	114,789
†Lattice Semiconductor	28,094	103,105
Micrel	10,539	112,346
†Microsemi	18,165	314,981
†Microtune	9,022	24,630
†MIPS Technologies	10,138	45,215
†MKS Instruments	10,812	211,807
†Monolithic Power Systems	8,214	183,172
†Netlogic Microsystems	11,016	324,201
†NVE	1,100	49,830
†OmniVision Technologies	11,468	197,020
†Pericom Semiconductor	6,001	64,271
†Photronics	13,572	69,081
†PLX Technology	8,008	42,202
Power Integrations	5,700	234,840
†RF Micro Devices	60,357	300,578
†Rubicon Technology	3,101	62,640
†Rudolph Technologies	7,512	64,378
†Semtech	14,452	251,898
†Sigma Designs	7,191	84,350
†Silicon Image	16,375	49,453
†Silicon Storage Technology	16,064	48,835
†Skyworks Solutions	38,970	607,933
†SRS Labs	3,600	35,784
†Standard Microsystems	5,230	121,754
†Supertex	2,391	61,186
†Techwell	4,316	80,709
†Tessera Technologies	11,555	234,335
†Trident Microsystems	9,989	17,381
†TriQuint Semiconductor	34,949	244,643
†Ultratech	6,202	84,347
†Veeco Instruments	9,050	393,675
†Virage Logic	5,100	40,086
†Volterra Semiconductor	5,104	128,110
†White Electronic Designs	6,800	47,600
†Zoran	11,886	127,893
		8,861,537
Software – 4.06%
†ACI Worldwide	7,916	163,149
†Actuate	11,129	62,211
†Advent Software	3,558	159,221
American Software Class A	3,400	19,754
†ArcSight	3,944	111,024
Blackbaud	9,976	251,295
†Blackboard	7,495	312,242
†Bottomline Technologies	6,777	114,057
†Callidus Software	5,400	19,602
†Commvault Systems	9,367	199,985
†Concur Technologies	9,228	378,440
†Deltek	4,988	38,108
†DemandTec	4,100	28,495
†Double-Take Software	4,581	40,817
†Dynamics Research	2,100	23,667
†Ebix	5,800	92,626
†Epicor Software	10,641	101,728
†EPIQ Systems	7,057	87,719
†ePlus	1,200	21,060
Fair Isaac	11,500	291,410
†FalconStor Software	5,936	20,657
†Global Defense Technology & System	1,400	18,760
†GSE Systems	4,600	24,886
Henry (Jack) & Associates	19,632	472,346
†InContact	8,400	23,940
†Informatica	20,166	541,659
†Interactive Intelligence	2,519	47,080
†JDA Software Group	7,628	212,211
†Kenexa	5,469	75,199
†Lawson Software	32,964	217,892
†Manhattan Associates	5,374	136,930
†Medidata Solutions	2,100	31,920
†Mentor Graphics	21,334	171,099
†MicroStrategy	1,977	168,183
†Monotype Imaging Holdings	5,602	54,507
†Net 1 UEPS Technologies	7,145	131,397
†Netscout Systems	5,600	82,824
†NetSuite	3,970	57,724
Opnet Technologies	3,300	53,196
†Parametric Technology	27,114	489,408
Pegasystems	3,224	119,288
†Pervasive Software	4,500	22,770
†Phoenix Technologies	9,900	31,878
†Progress Software	9,029	283,781
†PROS Holdings	3,284	32,446
@QAD	2,158	11,330
Quality Systems	5,271	323,850
†Quest Software	14,494	257,848
†Radiant Systems	6,539	93,312
Renaissance Learning	1,910	30,999
†Rosetta Stone	1,400	33,292
†Smith Micro Software	5,535	48,929
Solera Holdings	16,201	626,169
†Sourcefire	4,975	114,176
†SuccessFactors	10,613	202,072
†Symyx Technologies	7,858	35,282
†Synchronoss Technolgies	4,639	89,857
†Take-Two Interactive Software	19,304	190,144
†Taleo Class A	8,715	225,806
†Telecommunication Systems Class A	8,100	59,373
†THQ	15,025	105,325
†TIBCO Software	39,027	421,101
†TiVo	25,736	440,600
†Tyler Technologies	6,796	127,493
†Ultimate Software Group	5,903	194,504
†Unica	3,044	27,061
†Vasco Data Security International	6,483	53,485
		9,750,599
Specialty Retail – 3.49%
†America's Car-Mart	2,100	50,652
†AnnTaylor Stores	13,900	287,730
†Asbury Automotive Group	7,013	93,273
Bebe Stores	6,269	55,794
Big 5 Sporting Goods	4,521	68,810
Books-A-Million	700	5,068
†Borders Group	10,579	18,196
Brown Shoe	9,384	145,264
Buckle	6,082	223,574
†Build-A-Bear Workshop	4,589	32,674
†Cabela's	8,587	150,187
Cato Class A	6,879	147,486
†Charming Shoppes	25,543	139,465
†Children's Place Retail Stores	5,242	233,531
Christopher & Banks	9,554	76,432
†Citi Trends	3,536	114,708
†Coldwater Creek	12,500	86,750
†Collective Brands	14,983	340,713
†Conn's	1,902	14,893
†Destination Maternity	1,100	28,226
†Dress Barn	14,354	375,500
†DSW Class A	2,865	73,143
Finish Line Class A	9,686	158,076
†Genesco	5,562	172,478
†Group 1 Automotive	5,338	170,069
†Gymboree	6,879	355,163
Haverty Furniture	3,720	60,710
†hhgregg	3,140	79,254
†Hibbett Sports	6,522	166,833
†HOT Topic	10,467	68,036
†J. Crew Group	11,651	534,780
†Jo-Ann Stores	6,293	264,180
†Jos. A. Bank Clothiers	4,096	223,846
†Kirkland's	3,000	63,000
†Lithia Motors	4,100	26,240
†Lumber Liquidators	3,300	88,011
Men's Wearhouse	11,708	280,290
†Midas	3,131	35,318
Monro Muffler	3,815	136,424
†New York	4,443	21,282
†OfficeMax	18,000	295,560
†Pacific Sunwear of California	14,863	78,923
PEP Boys-Manny Moe & Jack	11,774	117,975
†Pier 1 Imports	27,680	176,322
†Rent-A-Center	15,472	365,912
†Rex Stores	1,600	25,920
†Sally Beauty Holdings	22,639	201,940
†Shoe Carnival	2,431	55,573
†Sonic Automotive Class A	7,190	79,090
Sport Supply Group	2,800	37,632
Stage Stores	9,337	143,696
†Stein Mart	6,002	54,198
†Syms	1,300	12,948
Systemax	2,797	60,807
†Talbots	5,910	76,594
Tractor Supply	8,400	487,619
†Ulta Salon Cosmetics & Fragrance	6,326	143,094
†Vitamin Shoppe	2,200	49,390
†West Marine	3,500	37,975
†Wet Seal Class A	20,696	98,513
†Zale	4,462	12,226
†Zumiez	5,198	106,507
		8,384,473
Textiles, Apparel & Luxury Goods – 2.36%
†American Apparel	7,100	21,513
†Carter's	12,752	384,600
Cherokee	1,520	27,360
Columbia Sportswear	2,829	148,607
†CROCS	18,600	163,122
†Deckers Outdoor	3,032	418,416
†Fossil	10,926	412,347
†Fuqi International	3,300	35,970
†G-III Apparel Group	3,517	96,929
†Iconix Brand Group	16,255	249,677
Jones Apparel Group	20,300	386,106
†Kenneth Cole Productions Class A	1,306	16,730
†K-Swiss Class A	6,985	73,063
†Liz Claiborne	23,500	174,605
†lululemon athletica	9,210	382,215
†Madden (Steven)	3,480	169,824
†Maidenform Brands	4,329	94,589
†Movado Group	3,650	41,172
Oxford Industries	3,410	69,325
†Perry Ellis International	2,662	60,294
†Quiksilver	28,354	134,114
†RUE21	1,300	45,071
†Skechers U.S.A. Class A	7,810	283,659
†Timberland Class A	10,393	221,787
†True Religion Apparel	6,180	187,625
†Under Armour Class A	7,541	221,781
†Unifi	8,500	30,940
UniFirst	3,274	168,611
†Volcom	3,801	74,196
†Warnaco Group	10,686	509,829
Weyco Group	1,220	28,694
Wolverine World Wide	11,529	336,186
		5,668,957
Thrift & Mortgage Finance – 1.50%
Abington Bancorp	4,839	38,228
Astoria Financial	20,200	292,900
Bank Mutual	11,383	73,990
BankFinancial	4,048	37,120
†Beneficial Mutual Bancorp	6,984	66,208
Berkshire Hills Bancorp	3,290	60,306
Brookline Bancorp	12,589	133,947
Brooklyn Federal Bancorp	700	5,880
Clifton Savings Bancorp	2,441	22,628
Danvers Bancorp	5,300	73,299
Dime Community Bancshares	6,252	78,963
†Doral Financial	490	2,112
ESB Financial	2,100	27,069
Essa Bancorp	3,400	42,636
First Defiance Financial	2,000	20,240
First Financial Holdings	4,040	60,842
First Financial Northwest	3,200	21,856
First Financial Service	1,200	10,500
†Flagstar Bancorp	26,073	15,644
Flushing Financial	6,959	88,101
†Fox Chase Bancorp	1,600	17,296
†Home Bancorp	2,100	29,400
Home Federal Bancorp	3,800	55,138
Kearny Financial	4,477	46,695
Legacy Bancorp	2,200	20,878
†Meridian Interstate Bancorp	2,100	21,840
†MGIC Investment	29,600	324,711
NASB Financial	614	14,196
NewAlliance Bancshares	24,152	304,798
Northeast Community Bancorp	2,000	14,380
OceanFirst Financial	2,500	28,400
†Ocwen Financial	12,679	140,610
Oritani Financial	1,774	28,508
†PMI Group	17,600	95,392
Provident Financial Services	12,981	154,474
Provident New York Bancorp	7,146	67,744
Prudential Bancorp of Pennsylvania	1,400	11,816
Radian Group	19,600	306,544
Rockville Financial	1,279	15,591
Roma Financial	1,435	17,995
Territorial Bancorp	3,100	58,993
†Tree.com	2,100	19,215
Trustco Bank	17,775	109,672
United Financial Bancorp	3,700	51,726
ViewPoint Financial	1,803	29,227
†Waterstone Financial	1,430	5,177
Webster Financial	16,300	285,087
Westfield Financial	8,392	77,122
WSFS Financial	1,835	71,565
		3,596,659
Tobacco – 0.25%
†Alliance One International	20,571	104,706
†Star Scientific	16,800	42,840
Universal	5,630	296,645
Vector Group	9,638	148,714
		592,905
Trading Company & Distributors – 0.75%
Aceto	5,400	32,616
Aircastle	9,700	91,859
Applied Industrial Technologies	9,309	231,329
†Beacon Roofing Supply	10,748	205,609
†BlueLinx Holdings	4,100	15,621
†DXP Enterprises	1,400	17,878
†H&E Equipment Services	6,235	67,213
Houston Wire & Cable	3,875	44,873
†Interline Brands	7,496	143,473
Kaman Class A	5,889	147,284
Lawson Products	1,079	16,692
†RSC Holdings	9,882	78,661
†Rush Enterprises Class A	7,546	99,683
TAL International Group	3,488	69,690
Textainer Group Holdings	2,073	44,673
†United Rentals	13,100	122,878
Watsco	5,966	339,346
†Willis Lease Finance	1,500	23,670
		1,793,048
Transportation Infrastructure – 0.01%
†CAI International	1,400	17,248
		17,248
Water Utilities – 0.29%
American States Water	4,074	141,368
Artesian Resources	1,500	26,490
†Cadiz	2,898	37,007
California Water Service Group	4,251	159,881
Connecticut Water Service	1,800	41,886
Consolidated Water	4,076	55,352
Middlesex Water	2,800	47,740
Pennichuck	1,000	23,510
SJW	3,234	82,208
Southwest Water	4,891	51,062
York Water	2,700	37,125
		703,629
Wireless Telecommunication Services – 0.19%
†Aviat Networks	12,560	83,273
†Syniverse Holdings	16,298	317,323
†USA Mobility	5,018	63,578
		464,174
Total Common Stock (Cost $232,792,062)		235,687,865

Warrants – 0.00%
†@#Greenhunter Energy Warrants 144A, exercise price $27.50, expiration date 8/27/11	90	0
†@Lantronix Warrants, exercise price $4.68, expiration date 2/9/11	316	0
Total Warrants (Cost $0)		0
	Principal
	Amount
	(U.S. $)
≠∞U.S. Treasury Obligation – 0.23%
U.S. Cash Management Bill 0.14% 6/17/10	$541,000	540,844
Total U.S. Treasury Obligation (Cost $540,838)		540,844

	Number of
	Shares
Short-Term Investment – 2.37%
Money Market Mutual Fund – 2.37%
Dreyfus Treasury & Agency Cash Management Fund	5,693,784	5,693,784
Total Short-Term Investment (Cost $5,693,784)		5,693,784

Total Value of Securities – 100.78%
(Cost $239,026,684)		241,922,493
Liabilities Net of Receivables and Other Assets (See Notes) – (0.78%)		(1,877,833)
Net Assets Applicable to 15,489,172 Shares Outstanding – 100.00%		$240,044,660

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
@Illiquid security. At March 31 2010, the aggregate amount of illiquid securities was $238,645, which represented 0.10% of the Fund’s net assets. See Note 4 in “Notes.”
∞Fully or partially pledged as collateral for financial futures contracts.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."

1The following financial futures contract was outstanding at March 31, 2010:

Financial Futures Contract
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
79 Russell 2000 Mini Index	$5,329,107	$5,349,090	6/18/10	$19,983

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Cap Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$247,055,213
Aggregate unrealized appreciation	$ 30,726,802
Aggregate unrealized depreciation	(35,859,522)
Net unrealized depreciation	$ (5,132,720)

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $18,575,846 may be carried forward and applied against future capital gains. Such capital loss carryforward expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Total
Common Stock	$235,687,865	$-	$235,687,865
U.S. Treasury Obligations	-	540,844	540,844
Short-Term	5,693,784	-	5,693,784
Total	$241,381,649	$540,844	$241,922,493

Financial Futures Contract	$-	$19,983	$19,983

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Financial Futures Contracts The Fund invests in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

4. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Funds' schedule of investments.

Schedule of Investments (Unaudited)

LVIP Mid-Cap Value Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock–98.33%
Aerospace & Defense–1.58%
†Esterline Technologies	14,200	$701,906
†Teledyne Technologies	15,500	639,685
		1,341,591
Airlines–3.18%
†Delta Air Lines	184,650	2,694,044
		2,694,044
Biotechnology–0.34%
†Theravance	21,700	289,044
		289,044
Capital Markets–5.85%
†Affiliated Managers Group	11,100	876,900
Ameriprise Financial	39,200	1,778,112
Invesco	48,400	1,060,444
=†Solar Capital	10,778	205,062
*=†Solar Cayman Escrow	26,800	11,792
†TD Ameritrade Holding	53,500	1,019,710
		4,952,020
Chemicals–4.69%
Agrium	12,700	897,001
Cytec Industries	14,800	691,752
FMC	22,300	1,350,042
Methanex	8,900	216,359
Nalco Holdings	33,500	815,055
		3,970,209
Commercial Banks–3.04%
Associated Banc-Corp	19,476	268,769
Comerica	27,800	1,057,511
Huntington Bancshares	139,072	746,817
Susquehanna Bancshares	33,000	323,730
Umpqua Holdings	13,200	175,032
		2,571,859
Communications Equipment–0.38%
†JDS Uniphase	25,800	323,274
		323,274
Construction & Engineering–1.65%
Multiplan Empreendimentos Imobiliarios	36,400	609,412
†URS	15,800	783,838
		1,393,250
Containers & Packaging–3.66%
Greif Class A	15,600	856,752
†Owens-Illinois	41,100	1,460,694
Rexam	175,565	780,687
		3,098,133
Diversified Financial Services–3.03%
†PHH	108,800	2,564,416
		2,564,416
Electric Utilities–2.89%
Allegheny Energy	23,900	549,700
Northeast Utilities	49,000	1,354,360
Westar Energy	24,200	539,660
		2,443,720
Electrical Equipment–2.46%
AMETEK	25,200	1,044,792
†Thomas & Betts	26,400	1,035,936
		2,080,728
Electronic Equipment, Instruments & Components–5.01%
†Arrow Electronics	69,800	2,103,074
†Flextronics International	120,300	943,152
Kingboard Laminates Holdings	1,366,500	1,191,513
		4,237,739
Energy Equipment & Services–2.46%
†Compagnie Generale de Geophysique-Veritas ADR	32,900	931,728
ENSCO ADR	10,100	452,278
SBM Offshore	34,736	695,115
		2,079,121
Food Products–2.75%
BRF - Brasil Foods	22,700	613,458
Bunge	9,700	597,811
†Dean Foods	47,500	745,275
†PureCircle	99,355	368,672
		2,325,216
Gas Utilities–1.02%
UGI	32,500	862,550
		862,550
Health Care Providers & Services–4.31%
†Amedisys	13,400	739,948
AmerisourceBergen	42,600	1,231,992
CIGNA	45,900	1,679,022
		3,650,962
Hotels, Restaurants & Leisure–0.99%
Thomas Cook Group	204,388	835,650
		835,650
Household Durables–3.20%
MDC Holdings	45,200	1,564,372
†Toll Brothers	54,900	1,141,920
		2,706,292
Industrial Conglomerates–1.04%
Textron	41,600	883,168
		883,168
Insurance–9.58%
Everest Re Group	14,100	1,141,113
Fidelity National Financial Class A	31,500	466,830
First American Financial	12,600	426,384
PartnerRe	3,900	310,908
Platinum Underwriters Holdings	29,000	1,075,320
†Primerica	2,800	42,000
Principal Financial Group	36,300	1,060,323
Reinsurance Group of America	33,931	1,782,056
Unum Group	72,800	1,803,257
		8,108,191
Leisure Equipment & Products–0.98%
Mattel	36,600	832,284
		832,284
Machinery–6.00%
†AGCO	22,100	792,727
Barnes Group	61,400	1,194,844
Dover	14,300	668,525
Pentair	41,400	1,474,668
†Terex	41,800	949,278
		5,080,042
Media–3.20%
CBS Class B	70,200	978,588
Virgin Media	100,200	1,729,452
		2,708,040
Multi-Utilities & Unregulated Power–2.91%
NV Energy	121,100	1,493,163
Wisconsin Energy	19,700	973,377
		2,466,540
Oil, Gas & Consumable Fuels–4.26%
†Cobalt International Energy	39,200	533,120
Consol Energy	16,600	708,156
†Newfield Exploration	30,500	1,587,525
Noble Energy	10,600	773,800
		3,602,601
Paper & Forest Products–0.76%
†Sino-Forest	33,000	646,677
		646,677
Pharmaceuticals–4.22%
†Endo Pharmaceuticals Holdings	26,800	634,892
†Impax Laboratories	112,200	2,006,136
†King Pharmaceuticals	79,300	932,568
		3,573,596
Professional Services–0.58%
†Team Health Holdings	29,100	488,880
		488,880
Real Estate Investment Trusts–1.59%
Chimera Investment	288,764	1,123,291
Piedmont Office Realty Trust Class A	11,000	218,350
		1,341,641
Real Estate Management & Development–1.61%
†BR Malls Participacoes	35,700	421,476
†BR Properties	87,900	635,499
Iguatemi Empresa de Shopping Centers	18,000	303,382
		1,360,357
Road & Rail – 1.05%
Hunt (J.B.) Transport	24,800	889,824
		889,824
Semiconductors & Semiconductor Equipment–3.45%
Linear Technology	19,400	548,632
†Teradyne	49,000	547,330
†Varian Semiconductor Equipment Associates	54,950	1,819,944
		2,915,906
Software–0.78%
†McAfee	16,400	658,132
		658,132
Specialty Retail–2.46%
American Eagle Outfitters	33,200	614,864
†AnnTaylor Stores	19,300	399,510
Ross Stores	19,900	1,064,053
		2,078,427
Textiles, Apparel & Luxury Goods–1.16%
VF	12,200	977,830
		977,830
Thrift & Mortgage Finance–0.21%
†Beneficial Mutual Bancorp	19,100	181,068
		181,068
Total Common Stock (Cost $68,107,974)		83,213,022

Convertible Preferred Stock–0.35%
Umpqua Holdings 15.00% exercise price $11.00, expiration date 12/31/49	22,500	296,325
Total Convertible Preferred Stock (Cost $249,566)		296,325

Short-Term Investment–1.49%
Money Market Mutual Fund–1.49%
Dreyfus Treasury & Agency Cash Management Fund	1,258,839	1,258,839
Total Short-Term Investments (Cost $1,258,839)		1,258,839

Total Value of Securities–100.17%
(Cost $69,616,379)		84,768,186
Liabilities Net of Receivables and Other Assets (See Notes)–(0.17%)		(147,707)
Net Assets Applicable to 6,728,555 Shares Outstanding–100.00%		$84,620,479

†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $216,854, which represented 0.26% of the Fund’s net assets. See Note 1 in "Notes.”
*Common Stock Unit

ADR–American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Mid-Cap Value Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open- end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$75,774,073
Aggregate unrealized appreciation	$11,451,609
Aggregate unrealized depreciation	(2,457,496)
Net unrealized appreciation	$ 8,994,113

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $51,877,998 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $16,196,503 expires in 2016 and $35,681,495 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 3	Total
Common Stock	$82,996,168	$ 216,854	$83,213,022
Corporate Debt	296,325	-	296,325
Short-Term	1,258,839		1,258,839
Total	$84,551,332	$216,854	$84,768,186

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 12/31/09	$245,488
Net change in unrealized
appreciation/depreciation	(28,634)
Balance as of 3/31/10	$ 216,854

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$ (28,634)

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2010.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of March 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Templeton Growth Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.23%∆
Austria – 0.82%
Telekom Austria	153,680	$2,148,487
		2,148,487
Bermuda – 0.80%
PartnerRe	26,360	2,101,419
		2,101,419
Brazil – 3.10%
Empresa Brasileira de Aeronautica ADR	52,270	1,252,389
Petroleo Brasiliero ADR	96,140	3,806,183
Vale ADR	109,770	3,047,215
		8,105,787
Canada – 1.06%
†Bearing Power Canada	420,570	2,778,744
		2,778,744
France – 7.59%
AXA	141,137	3,139,847
France Telecom ADR	171,090	4,114,715
GDF Suez	34,746	1,342,298
Ipsen	4,960	242,228
Michelin Class B	32,380	2,386,306
Sanofi-Aventis	53,296	3,973,116
Total	58,960	3,422,937
Vivendi	49,162	1,315,826
		19,937,273
Germany – 8.84%
Bayerische Motoren Werke	48,950	2,262,930
Deutsche Post	123,800	2,142,125
E.On	73,270	2,705,825
†Infineon Technologies ADR	340,108	2,356,948
Merck KGAA	18,630	1,509,868
Muenchener Ruechversicherungs	20,070	3,261,279
Rhoen Klinikum	72,426	1,852,889
SAP ADR	65,510	3,155,617
Siemens ADR	39,540	3,952,813
		23,200,294
■Hong Kong – 1.41%
Cheung Kong Holdings	91,000	1,172,039
China Telecom	5,120,000	2,525,627
		3,697,666
Ireland – 1.26%
Covidien	27,307	1,372,996
CRH	77,219	1,928,573
		3,301,569
Israel – 0.68%
†Check Point Software Technologies	50,590	1,773,685
		1,773,685
Italy – 0.45%
ENI	50,374	1,181,901
		1,181,901
Japan – 2.26%
Konica Minolta Holdings	106,500	1,242,823
Nintendo	8,400	2,812,279
Toyota Motor ADR	23,430	1,884,241
		5,939,343
Netherlands – 3.50%
†ING Groep CVA	154,142	1,539,068
Koninklijke Philips Electronics	72,540	2,326,126
Randstad Holding	30,762	1,461,999
Reed Elsevier	129,573	1,574,837
SBM Offshore	113,784	2,276,973
		9,179,003
Norway – 2.34%
StatoilHydro	79,810	1,848,004
Telenor	316,950	4,298,857
		6,146,861
Portugal – 0.92%
Banco Espirito Santo Class R	446,532	2,412,612
		2,412,612
Republic of Korea – 2.17%
KB Financial	36,409	1,756,977
Samsung Electronics	5,458	3,945,949
		5,702,926
Russia – 0.76%
Gazprom ADR	84,690	1,985,981
		1,985,981
Singapore – 2.91%
DBS Group Holdings	400,006	4,088,983
Singapore Telecommunications	1,565,000	3,546,394
		7,635,377
South Africa – 1.15%
Sasol ADR	72,950	3,010,647
		3,010,647
Spain – 1.72%
†Telefonica	190,590	4,515,488
		4,515,488
Switzerland – 8.12%
ACE	53,240	2,784,452
Adecco	31,000	1,759,710
†Basilea Pharmaceutica	2,340	181,434
Lonza Group	17,900	1,460,046
Nestle	83,840	4,293,983
Novartis	56,030	3,026,422
Roche Holding	21,590	3,501,580
Tyco Electronics	91,407	2,511,864
Tyco International	47,137	1,802,990
		21,322,481
Taiwan – 0.86%
Taiwan Semiconductors Manufacturing ADR	214,105	2,245,964
		2,245,964
Turkey – 0.52%
Turkcell Iletisim Hizmet ADR	90,720	1,366,243
		1,366,243
United Kingdom – 12.51%
Aviva	413,300	2,414,892
BAE Systems	368,750	2,077,359
BP ADR	66,120	3,773,468
British Sky Broadcasting Group	161,200	1,472,764
G4S	766,880	3,041,154
GlaxoSmithKline	144,470	2,773,574
HSBC Holdings	128,400	1,308,103
Kingfisher	367,408	1,196,045
Marks & Spencer Group	222,500	1,249,405
Pearson	144,010	2,262,063
Royal Dutch Shell Class B	83,620	2,303,976
Unilever	116,044	3,409,570
Vodafone Group ADR	188,090	4,380,617
†Wolseley	49,065	1,184,714
		32,847,704
United States – 30.48%
Accenture Class A	97,530	4,091,383
†Amgen	62,140	3,713,486
Aon	46,170	1,971,921
Bank of America	42,940	766,479
Bank of New York Mellon	88,340	2,727,939
†Biogen Idec	11,580	664,229
Bristol-Myers Squibb	50,170	1,339,539
†Cisco Systems	161,320	4,199,159
Comcast Special Class A	148,725	2,672,588
CVS Caremark	60,564	2,214,220
†Disney (Walt)	47,640	1,663,112
Dr Pepper Snapple Group	98,685	3,470,758
FedEx	13,060	1,219,804
†General Electric	114,110	2,076,802
Home Depot	24,150	781,253
†Isis Pharmaceuticals	46,390	506,579
Merck	96,840	3,616,974
Microsoft	185,590	5,432,218
News Class A	205,110	2,955,635
†Onyx Pharmaceuticals	19,490	590,157
Oracle	115,300	2,962,057
Pfizer	218,810	3,752,592
PG&E	75,380	3,197,620
Progressive	207,440	3,960,030
Quest Diagnostics	54,260	3,162,815
†Regeneron Pharmaceuticals	23,680	627,283
†Sprint Nextel	224,690	853,822
Target	38,890	2,045,614
Time Warner	45,253	1,415,072
Time Warner Cable	56,689	3,022,093
United Parcel Service Class B	38,480	2,478,497
†Viacom Class B	68,560	2,357,093
†Watson Pharmaceuticals	83,650	3,494,061
		80,002,884
Total Common Stock (Cost $230,011,446)		252,540,339

Short-Term Investment – 3.61%
Money Market Mutual Fund – 3.61%
Dreyfus Treasury & Agency Cash Management Fund	9,484,090	9,484,090
Total Short-Term Investment (Cost $9,484,090)		9,484,090
Total Value of Securities – 99.84%
(Cost $239,495,536)		262,024,429
Receivables and Other Assets Net of Liabilities (See Notes) – 0.16%		421,646
Net Assets Applicable to 10,642,990 Shares Outstanding – 100.00%		$262,446,075

∆Securities have been classified by country of origin.
†Non income producing security.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR–American Depositary Receipts
CVA–Dutch Certificate

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Templeton Growth Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes– No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$239,495,565
Aggregate unrealized appreciation	$40,285,739
Aggregate unrealized depreciation	(17,756,875)
Net unrealized appreciation	$22,528,864

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $24,300,390 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Common Stock	$252,540,339
Short-Term	9,484,090
Total	$262,024,429

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund over the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2010.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Marsico International Growth Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock–94.86%Δ
Australia–1.04%
CSL	92,066	$3,077,430
		3,077,430
Belgium–3.03%
Anheuser-Busch InBev	177,684	8,951,048
		8,951,048
Brazil–6.41%
Cyrela Brazil Realty	281,300	3,294,155
Gafisa	519,440	3,533,506
OGX Petroleo e Gas Participacoes	491,200	4,595,119
PDG Realty Empreendimentos e Participacoes	345,700	2,891,927
Vale ADR	144,600	4,654,675
		18,969,382
Canada–5.52%
Canadian National Railway	69,992	4,240,815
†Research in Motion	100,774	7,452,238
†Teck Resources Class B	35,551	1,549,120
Toronto-Dominion Bank	41,403	3,086,368
		16,328,541
China–0.99%■
†Ctrip.com International ADR	33,600	1,317,120
†Longtop Financial Technologies ADR	49,515	1,594,878
		2,911,998
Denmark–2.55%
Novo Nordisk Class B	73,822	5,728,897
Novozymes B Shares	16,447	1,820,382
		7,549,279
France–8.38%
Accor	62,968	3,483,813
Alstom	68,539	4,274,375
BNP Paribas	46,910	3,602,859
Pernod-Ricard	51,559	4,378,475
Publicis Groupe	73,543	3,147,034
†Schneider Electric	50,131	5,880,323
		24,766,879
Germany–9.05%
Adidas	55,270	2,954,136
BASF	144,801	8,995,181
Daimler	82,015	3,869,053
†Infineon Technologies	435,421	3,017,772
†Metro	82,861	4,915,724
ThyssenKrupp	87,142	2,995,056
		26,746,922
Hong Kong–3.95%■
China Resources Enterprise	428,000	1,590,340
CNOOC	1,785,800	2,939,437
Hang Lung Properties	426,000	1,717,333
Li & Fung	806,000	3,965,508
Noble Group	667,000	1,459,018
		11,671,636
India–2.57%
ICICI Bank ADR	105,473	4,503,697
#†Reliance Industries GDR 144A	64,650	3,104,732
		7,608,429
Ireland–1.57%
Covidien	92,100	4,630,788
		4,630,788
Israel–2.47%
Teva Pharmaceutical Industries ADR	115,936	7,313,243
		7,313,243
Japan–12.12%
Canon	128,500	5,951,492
Daikin Industries	38,748	1,585,315
Daiwa Securities Group	559,000	2,941,791
FamilyMart	94,700	3,013,504
Honda Motor	121,400	4,285,164
Marubeni	958,000	5,953,557
Mizuho Financial Group	1,378,200	2,727,211
Nintendo	12,600	4,218,419
Panasonic	218,700	3,345,181
Sumco	85,600	1,820,225
		35,841,859
Netherlands–2.54%
Akzo Nobel	53,833	3,068,206
Heineken	86,683	4,455,163
		7,523,369
Singapore–1.66%
CapitaLand	1,734,000	4,920,995
		4,920,995
Spain–7.17%
Banco Bilbao Vizcaya Argentaria	368,053	5,036,105
Inditex	110,748	7,300,879
Telefonica	373,989	8,860,606
		21,197,590
Switzerland–13.99%
ABB	148,645	3,246,829
Credit Suisse Group	145,242	7,486,986
Julius Baer Group	83,846	3,041,788
Lonza Group	34,633	2,824,904
Nestle	86,194	4,414,545
Novartis	109,709	5,925,858
Swatch Group	6,854	2,185,531
Syngenta	22,749	6,317,549
†Transocean	68,549	5,921,263
		41,365,253
Taiwan–1.46%
HON HAI Precision Industry	997,000	4,318,737
		4,318,737
United Kingdom–8.39%
†Autonomy	134,071	3,709,310
Compass Group	472,223	3,769,680
HSBC Holdings	676,724	6,861,588
Reckitt Benckiser Group	54,665	3,000,748
Rolls-Royce Group	164,167	1,484,922
Standard Chartered	113,377	3,093,758
†Tesco	439,792	2,905,745
		24,825,751
Total Common Stock (Cost $256,016,348)		280,519,129

Preferred Stock–1.01%Δ
Brazil–0.50%
NET Servicos de Comunicacao	113,300	1,465,018
		1,465,018

Germany–0.51%
†Fresenius	20,168	1,515,468
		1,515,468
Total Preferred Stock (Cost $2,952,103)		2,980,486

Short-Term Investment–4.18%
Money Market Mutual Fund–4.18%
Dreyfus Treasury & Agency Cash Management Fund	12,371,937	12,371,937
Total Short-Term Investment (Cost $12,371,937)		12,371,937
Total Value of Securities–100.05%
(Cost $271,340,388)		295,871,552
Liabilities Net of Receivables and Other Assets (See Notes)–(0.05%)		(154,848)
Net Assets Applicable to 26,333,947 Shares Outstanding–100.00%		$295,716,704

†Non income producing security.
ΔSecurities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $3,104,732, which represented 1.05% of the Fund’s net assets. See Note 4 in “Notes.”

Summary of Abbreviations:
ADR–American Depositary Receipts
CHF–Swiss Franc
EUR–European Monetary Unit
GBP–British Pound Sterling
GDR–Global Depositary Receipts
USD–United States Dollar

1The following foreign currency exchange contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts
			Unrealized
			Appreciation
Contracts to Receive	In Exchange For	Settlement Date	(Depreciation)
CHF 314,625	USD (295,339)	4/1/10	3,070
CHF 151,560	USD (142,297)	4/6/10	1,458
EUR 17,927	USD (24,104)	4/1/10	112
EUR 241,589	USD (326,909)	4/7/10	(581)
GBP 93,150	USD (141,587)	4/7/10	(225)
			$3,834

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1 See Note 3 in “Notes.”

______________________________________________________________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP)and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Marsico International Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$278,095,612
Aggregate unrealized appreciation	$ 26,748,088
Aggregate unrealized depreciation	(8,972,148)
Net unrealized appreciation	$ 17,775,940

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $69,895,006 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $45,471,091 expires in 2016 and $24,423,915 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Total
Common Stock	$280,519,129	$ -	$280,519,129
Short-Term	12,371,937	-	12,371,937
Other	2,980,486	-	2,980.486
Total	$295,871,552	$ -	$295,871,552

Foreign Currency Exchange Contracts	$ -	$3,834	$ 3,834

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of March 31, 2010, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

5. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Columbia Value Opportunities Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.76%
Aerospace & Defense – 1.97%
†BE Aerospace	9,100	$277,095
†Esterline Technologies	6,300	311,409
		588,504
Airlines – 1.36%
†AirTran Holdings	34,000	172,720
†UAL	12,000	234,600
		407,320
Auto Components – 2.70%
†ArvinMeritor	22,000	293,700
†Dana Holding	21,000	249,480
†Tenneco	11,200	264,880
		808,060
Automobiles – 0.85%
Thor Industries	8,400	253,764
		253,764
Building Products – 0.52%
Insteel Industries	14,506	155,069
		155,069
Capital Markets – 1.60%
Apollo Investment	13,500	171,855
†KBW	6,456	173,666
†Stifel Financial	2,500	134,375
		479,896
Chemicals – 2.46%
Olin	10,000	196,200
†Rockwood Holdings	10,000	266,200
†Solutia	17,000	273,870
		736,270
Commercial Banks – 10.46%
BancorpSouth	10,300	215,888
Community Bank System	12,900	293,862
East West Bancorp	19,500	339,690
First Horizon National	9,130	128,277
IBERIABANK	5,300	318,053
Independent Bank	11,800	290,988
Northwest Bancshares	20,500	240,670
Prosperity Bancshares	6,500	266,500
Sandy Spring Bancorp	3,709	55,635
Sterling Bancorp	7,806	78,450
Sterling Bancshares	11,551	64,455
†Texas Capital Bancshares	13,800	262,062
Umpqua Holdings	23,500	311,610
Wilmington Trust	16,000	265,120
		3,131,260
Commercial Services & Supplies – 3.63%
Bowne	4,905	54,740
Brink's	4,400	124,212
†Cenveo	28,500	246,810
†Cornell Companies	6,000	109,860
Deluxe	12,000	233,040
†SFN Group	13,545	108,495
†Waste Services	21,000	207,690
		1,084,847
Communications Equipment – 1.73%
†Brocade Communications Systems	20,000	114,200
†Ciena	16,500	251,460
†CommScope	5,400	151,308
		516,968
Construction & Engineering – 1.37%
†EMCOR	9,000	221,670
†Sterling Construction	12,000	188,640
		410,310
Consumer Finance – 0.50%
†Cardtronics	12,000	150,840
		150,840
Containers & Packaging – 2.12%
†Boise	48,000	294,240
†Graham Packaging	7,939	99,634
Rock-Tenn Class A	5,300	241,521
		635,395
Diversified Consumer Services – 1.81%
Regis	14,000	261,520
Stewart Enterprises Class A	45,000	281,250
		542,770
Diversified Telecommunications Services – 0.58%
†Cincinnati Bell	51,000	173,910
		173,910
Electric Utilities – 1.01%
Westar Energy	13,500	301,050
		301,050
Electrical Equipment – 1.10%
Brady Class A	8,500	264,520
†C&D Technologies	40,000	64,000
		328,520
Electronic Equipment, Instruments & Components – 3.39%
†Anixter International	4,200	196,770
†Brightpoint	22,000	165,660
†Rofin-Sinar Technologies	10,000	226,200
†Rogers	9,400	272,694
Technitrol	29,000	153,120
		1,014,444
Energy Equipment & Services – 2.12%
†Hornbeck Offshore Services	6,500	120,705
†ION Geophysical	42,000	206,640
†Oil States International	6,800	308,312
		635,657
Food Products – 1.04%
†American Italian Pasta Class A	8,000	310,960
		310,960
Gas Utilities – 2.11%
Atmos Energy	10,900	311,413
New Jersey Resources	8,500	319,260
		630,673
Health Care Equipment & Supplies – 2.58%
†Conmed	11,000	261,910
Cooper	6,300	244,944
Invacare	10,000	265,400
		772,254
Health Care Providers & Services – 2.63%
†AMEDISYS	4,400	242,968
†HealthSpring	12,000	211,200
†Kindred Healthcare	15,500	279,775
†Res-Care	4,435	53,176
		787,119
Hotels, Restaurants & Leisure – 1.82%
†Bally Technologies	4,000	162,160
†Domino's Pizza	13,700	186,868
†Texas Roadhouse Class A	14,100	195,849
		544,877
Household Durables – 1.67%
†Helen of Troy	12,300	320,538
Tupperware Brands	3,700	178,414
		498,952
Insurance – 5.62%
Argo Group International Holdings	7,200	234,648
Aspen Insurance Holdings	8,300	239,372
Assured Guaranty	8,000	175,760
Delphi Financial Group Class A	10,800	271,728
Max Capital Group	10,500	241,395
†National Financial Partners	15,992	225,487
Platinum Underwriters Holdings	7,900	292,932
		1,681,322
IT Services – 0.42%
iGate	13,000	126,490
		126,490
Machinery – 2.77%
Barnes Group	11,200	217,952
Gardner Denver	6,500	286,260
†Terex	6,600	149,886
Trinity Industries	8,800	175,648
		829,746
Marine – 0.31%
†Diana Shipping	6,100	92,232
		92,232
Metals & Mining – 2.16%
AK Steel Holding	9,000	205,740
†RTI International Metals	8,000	242,640
Schnitzer Steel Industries Class A	3,800	199,614
		647,994
Multiline Retail – 0.47%
†Saks	16,500	141,900
		141,900
Oil, Gas & Consumable Fuels – 3.26%
†Bill Barrett	6,000	184,260
†Patriot Coal	11,100	227,106
†Stone Energy	14,400	255,600
†Swift Energy	10,000	307,400
		974,366
Paper & Forest Products – 0.51%
Schweitzer-Mauduit International	3,200	152,192
		152,192
Personal Products – 1.05%
Inter Parfums	13,000	192,660
Nu Skin Enterprises Class A	4,200	122,220
		314,880
Professional Services – 0.74%
†Advisory Board	4,211	132,647
†CBIZ	13,500	88,695
		221,342
Real Estate Investment Trusts – 8.51%
BioMed Realty Trust	11,100	183,594
Brandywine Realty Trust	27,000	329,670
CBL & Associates Properties	12,000	164,400
Developers Diversified Realty	15,100	183,767
DuPont Fabros Technology	7,900	170,561
†First Industrial Realty Trust	24,600	190,896
Highwoods Properties	4,700	149,131
LaSalle Hotel Properties	14,000	326,200
Mid-America Apartment Communities	6,400	331,456
Omega Healthcare Investors	13,000	253,370
U-Store-It Trust	36,500	262,800
		2,545,845
Road & Rail – 1.25%
†RailAmerica	17,000	200,600
Werner Enterprises	7,500	173,775
		374,375
Semiconductors & Semiconductor Equipment – 4.65%
†Atmel	40,000	201,200
†Cirrus Logic	25,500	213,945
†Fairchild Semiconductor International	20,000	213,000
†FEI	7,200	164,952
†IXYS	16,014	136,760
Micrel	13,200	140,712
†Skyworks Solutions	15,000	234,000
†Ultra Clean Holdings	10,216	87,040
		1,391,609
Software – 1.91%
†Ariba	12,500	160,625
†Lawson Software	32,000	211,520
†Mentor Graphics	25,000	200,500
		572,645
Specialty Retail – 3.67%
Chico's FAS	11,500	165,830
Foot Locker	16,800	252,672
†Genesco	4,000	124,040
†New York & Co.	33,363	159,809
†Pier 1 Imports	42,000	267,540
†Talbots	10,000	129,600
		1,099,491
Textiles, Apparel & Luxury Goods – 1.00%
Columbia Sportswear	2,900	152,337
†Warnaco Group	3,100	147,901
		300,238
Thrift & Mortgage Finance – 2.95%
First Niagara Financial Group	19,000	270,180
†MGIC Investment	21,000	230,370
†Ocwen Financial	17,500	194,075
Radian Group	12,000	187,680
		882,305
Tobacco – 0.95%
Universal	5,400	284,526
		284,526
Trading Companies & Distributors – 2.43%
Houston Wire & Cable	16,500	191,070
Textainer Group Holdings	12,494	269,246
†United Rentals	28,500	267,330
		727,646
Total Common Stock (Cost $24,980,918)		29,260,833

Short-Term Investment – 2.82%
Money Market Mutual Fund – 2.82%
Dreyfus Treasury & Agency Cash Management Fund	844,157	844,157
Total Short-Term Investment (Cost $844,157)		844,157
Total Value of Securities – 100.58%
(Cost $25,825,075)		30,104,990
Liabilities Net of Receivables and Other Assets (See Notes) – (0.58%)		(173,144)
Net Assets Applicable to 3,289,405 Shares Outstanding – 100.00%		$29,931,846

†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust)–LVIP Columbia Value Opportunities Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$26,662,845
Aggregate unrealized appreciation	$4,330,666
Aggregate unrealized depreciation	(888,521)
Net unrealized appreciation	$3,442,145

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $10,761,638 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,872,614 expires in 2016 and 7,889,024 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Common Stock	$29,260,833
Short-Term	844,157
Total	$30,104,990

There were no Level 3 securities at the beginning or end of the period.

3. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

4. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA International Index Fund

March 31, 2010
	Number of	Value
	Shares	(U. S. $)
Common Stock – 96.56%∆
Australia – 8.43%
AGL Energy	11,382	$156,967
Alumina	53,092	84,033
Amcor	28,538	167,322
AMP	52,130	299,428
Aristocrat Leisure	7,609	31,627
†Arrow Energy	16,640	76,798
†Asciano Group	86,786	150,900
ASX	4,058	126,373
Australia & New Zealand Banking Group	63,068	1,467,533
AXA Asia Pacific Holdings	24,895	144,364
Bendigo & Adelaide Bank	7,967	73,101
BHP Billiton	84,086	3,363,105
Billabong International	6,292	65,237
BlueScope Steel	48,583	129,720
Boral	13,993	72,028
Brambles	38,389	259,247
Caltex Australia	2,665	27,656
CFS Retail Property Trust	50,105	86,201
Coca-Cola Amatil	15,321	158,150
Cochlear	1,312	87,687
Commonwealth Bank of Australia	38,143	1,970,044
Computershare	11,439	131,408
Crown	11,234	84,317
CSL	13,864	463,423
CSR	27,419	41,637
Dexus Property Group	120,854	89,821
Energy Resources of Australia	1,292	22,405
Farifax Media	47,231	78,006
†Fortescue Metals Group	33,152	149,051
Foster's Group	47,817	232,096
Goodman Fielder	24,607	32,287
Goodman Group	138,237	83,080
GPT Group	230,325	121,517
=†@GPT Group-In Specie	160,069	0
Harvey Norman Holdings	9,774	32,465
Incitec Pivot	36,703	116,859
Insurance Australia Group	54,080	192,530
Intoll Group	50,808	52,213
Leighton Holdings	3,819	136,661
Lend Lease Group	16,747	133,071
†Macquarie Atlas Roads Group	10,162	8,764
Macquarie Group	8,141	352,947
MAP Group	15,505	43,960
Metcash	17,390	66,059
Mirvac Group	70,617	95,572
National Australia Bank	52,811	1,333,529
Newcrest Mining	12,274	369,619
Nufarm	4,486	33,876
OneSteel	36,192	129,511
Orica	8,641	212,406
Origin Energy	22,811	346,395
OZ Minerals	110,227	115,804
†Paladin Energy	14,773	53,542
Qantas Airways	24,162	62,962
QBE Insurance Group	25,424	485,918
Rio Tinto	11,055	795,252
Santos	22,078	296,977
Sims Metal Management	3,784	75,204
Sonic Healthcare	8,922	117,638
SP AusNet	21,633	17,964
Stockland	65,164	238,567
Suncorp-Metway	32,019	250,897
TABCORP Holdings	13,586	86,014
Tatts Group	30,351	68,507
Telstra	110,548	303,286
†Toll Holdings	19,787	134,714
Transurban Group	32,100	148,739
Wesfarmers	24,916	726,773
Wesfarmers PPS	3,930	114,922
Westfield Group	51,738	572,515
Westpac Banking	73,938	1,888,716
Woodside Petroleum	13,877	597,170
Woolworths	30,676	788,109
WorleyParsons	4,349	101,556
		22,224,752
Austria – 0.29%
Erste Group Bank	4,704	197,608
†Immoeast	8,373	45,918
Oest Elettrizitatswirtschafts Class A	1,617	64,193
OMV	3,919	147,056
Raiffeisen International Bank Holding	1,190	56,580
Telekom Austria	7,537	105,369
Vienna Insurance Group	886	46,793
Voestalpine	2,711	109,673
		773,190
Belgium – 0.92%
Anheuser-Busch InBev	17,953	904,404
*†Anhueser-Busch InBev VVPR Strip	1,896	18
Belgacom	3,519	137,465
Cie Nationale a Portefeuille	618	32,389
Colruyt	323	79,514
Delhaize Group	2,415	194,093
Dexia	14,992	89,426
†Fortis	58,121	206,944
Groupe Bruxelles Lambert	2,104	185,922
KBC Groep	4,169	201,909
Mobistar	813	50,038
Solvay Class A	1,451	149,171
UCB	2,457	104,924
Umicore	2,549	89,020
		2,425,237
Bermuda – 0.06%
Seadrill	6,416	149,534
		149,534
□China – 0.05%
†Foxconn International Holdings	56,000	59,071
†Sands China	49,468	78,621
		137,692
Denmark – 0.90%
A.P. Moller - Maersk Class A	12	87,399
A.P. Moller - Maersk Class B	35	266,725
Carlsberg Class B	2,600	218,235
Coloplast Class B	554	61,016
Danske Bank	10,900	268,184
DSV	5,000	89,362
H Lundbeck	1,100	20,737
Novo Nordisk Class B	10,850	842,005
Novozymes Class B	1,100	121,750
†Topdanmark	450	58,625
TrygVesta	569	37,560
†Vestas Wind Systems	5,000	271,714
†William Demant Holding	500	35,382
		2,378,694
Finland – 1.19%
Elisa	3,450	71,160
Fortum	10,672	261,059
Kesko Class B	1,800	70,850
Kone Class B	4,069	168,184
Metso	2,900	93,660
Neste Oil	2,872	50,082
Nokia	94,300	1,468,641
Nokian Renkaat	2,330	60,522
Orion Class B	2,257	49,937
Outokumpu	3,600	79,019
Pohjola Bank	3,457	38,852
Rautaruukki	1,800	38,902
Sampo Class A	10,159	269,504
Sanoma	1,560	34,558
Stora Enso Class R	15,300	116,559
UPM-Kymmene	13,225	175,511
Wartsila	2,000	101,306
		3,148,306
France – 9.74%
Accor	3,566	197,295
Aeroports de Paris	891	73,366
Air France-KLM	3,037	48,017
†Air Liquide	6,262	751,782
Alcatel-Lucent	59,100	186,880
Alstom	5,112	318,805
†Atos Origin	1,363	68,451
AXA	41,926	932,712
BIC	638	48,854
†BioMerieux	355	40,773
BNP Paribas	23,802	1,828,080
Bouygues	5,401	271,535
Bureau Veritas	1,313	69,700
Cap Gemini	3,841	189,215
Carrefour	15,711	757,294
Casino Guichard Perrachon	1,234	104,427
Christian Dior	1,704	181,787
Cie de Saint-Gobain	9,349	449,563
Cie Generale d'Optique Essilor International	5,218	333,169
†Cie Generale de Geophysique-Veritas	3,513	99,673
CNP Assurances	845	79,806
Compagnie Generale des Etablissements Michelin Class B	3,604	265,604
Credit Agricole	23,664	414,255
Danone	13,708	825,817
Dassault Systemes	1,801	106,540
EDF	6,155	335,880
Eiffage	1,250	64,659
Eramet	93	32,014
Eurazeo	513	35,638
Eutelsat Communications	2,308	82,053
†Fonciere Des Regions	606	66,753
France Telecom	46,808	1,120,047
GDF Suez	31,360	1,211,482
Gecina	524	57,997
Groupe Eurotunnel	11,833	120,595
Hermes International	1,233	171,294
Icade	693	77,142
Iliad	438	45,171
Imerys	1,054	64,977
Ipsen	653	31,890
JC Decaux	1,317	36,806
Klepierre	1,979	77,735
Lafarge	4,895	344,481
Lagardere	2,800	113,312
Legrand	2,659	84,009
L'Oreal	5,850	615,241
LVMH Moet Hennessy Vuitton	6,076	710,247
M6-Metropole Television	1,170	30,264
Natixis	20,450	110,353
Neopost	732	58,504
PagesJaunes Groupe	2,268	26,046
Pernod-Ricard	4,971	422,146
Peugeot	3,970	116,902
PPR	1,840	244,984
Publicis Groupe	2,954	126,407
Renault	4,520	211,857
Safran	4,386	114,341
Sanofi-Aventis	26,174	1,951,217
Schneider Electric	5,994	703,091
SCOR	4,208	106,290
Societe Des Autoroutes Paris-Rhin Rhone	622	44,739
Societe Generale	15,640	983,720
Societe Television Francaise 1	3,653	67,772
Sodexo	2,326	139,027
Suez Enviornnement	6,719	154,650
Technip	2,441	198,490
Thales	2,228	89,441
Total	52,941	3,073,502
Unibail-Rodamco	2,301	466,211
Vallourec	1,479	298,265
Veolia Environnement	9,679	335,738
Vinci	10,809	637,082
Vivendi	30,633	819,896
		25,673,758
Germany – 7.20%
Adidas	5,041	269,437
Allianz	11,431	1,435,186
BASF	23,133	1,437,044
Bayer	20,850	1,408,438
Bayerische Motoren Werke	8,468	391,471
Beiersdorf	2,374	141,928
Celesio	1,708	54,551
Commerzbank	18,844	161,604
Daimler	22,244	1,049,359
Deutsche Bank	14,884	1,147,971
Deutsche Boerse	5,036	373,110
Deutsche Lufthansa	6,243	103,343
Deutsche Post	21,305	368,643
Deutsche Postbank	1,964	62,595
Deutsche Telekom	70,500	958,945
E.ON	47,799	1,765,192
Fraport	851	44,842
Fresenius	726	53,386
Fresenius Medical Care	4,615	260,413
GEA Group	3,344	77,646
Hannover Rueckversicherung	1,707	84,298
HeidelbergCement	3,666	205,353
Henkel	3,117	143,950
Hochtief	923	77,984
†Infineon Technologies	28,115	194,857
K+S	4,101	248,665
Linde	3,689	438,497
MAN	2,625	219,693
Merck	1,772	143,612
Metro	2,704	160,415
Muenchener Rueckversicherungs	4,924	800,126
Puma	113	35,717
RWE	10,420	925,701
Salzgitter	1,033	95,789
SAP	21,331	1,032,220
Siemens	20,455	2,051,496
Solarworld	1,346	20,445
Suedzucker	1,720	38,044
ThyssenKrupp	8,248	283,482
TUI	3,619	40,823
United Internet	2,351	35,551
Volkswagen	903	87,211
Wacker Chemie	342	50,908
		18,979,941
Greece – 0.38%
Alpha Bank	12,060	114,193
Coca-Cola Hellenic Bottling	4,220	113,775
EFG Eurobank Ergasias	9,419	86,514
Hellenic Petroleum	2,280	26,116
Hellenic Telecommunications Organization	7,140	88,632
Marfin Investment Group	13,866	31,840
National Bank of Greece	14,920	300,283
OPAP	5,180	117,548
†Piraeus Bank	6,127	53,542
Public Power	2,430	42,670
Titan Cement	1,350	35,741
		1,010,854
■Hong Kong – 2.33%
ASM Pacific Technology	4,000	37,892
Bank of East Asia	35,407	130,423
BOC Hong Kong Holdings	94,000	224,217
Cathay Pacific Airways	29,000	61,106
Cheung Kong Holdings	34,000	437,905
Cheung Kong Infrastructure Holdings	9,000	34,833
Chinese Estates Holdings	18,000	30,092
CLP Holdings	52,500	375,278
Esprit Holdings	29,970	236,425
†Genting Singapore	100,800	63,770
Hang Lung Group	22,000	116,740
Hang Lung Properties	52,000	209,627
Hang Seng Bank	19,800	275,926
Henderson Land Development	25,000	176,128
Hong Kong & China Gas	98,600	245,857
Hong Kong Aircraft Engineering	1,600	20,205
Hong Kong Electric Holdings	33,000	195,724
Hong Kong Exchanges & Clearing	26,000	433,989
Hopewell Holdings	10,000	29,623
Hutchison Telecommunications Hong Kong Holdings	10,000	1,726
†Hutchison Telecommunications International	10,000	2,743
Hutchison Whampoa	55,000	402,357
Hysan Development	11,489	33,220
Kerry Properties	19,031	102,089
Li & Fung	54,000	265,679
Lifestyle International Holdings	17,500	31,600
Link REIT	59,471	146,605
†Mongolia Energy	79,000	36,528
MTR	32,388	122,640
New World Development	59,593	116,665
Noble Group	47,000	102,809
NWS Holdings	14,681	29,308
Orient Overseas International	5,000	37,061
PCCW	78,000	23,206
Shagri-La Asia	30,000	58,885
Sino Land	45,352	88,902
Sun Hung Kai Properties	36,000	541,558
Swire Pacific Class A	21,000	252,619
Television Broadcasts	5,000	24,214
Wharf Holdings	37,000	208,488
Wheelock	30,000	88,482
Wing Hang Bank	3,500	32,006
=Yue Yuen Industrial Holdings	18,000	62,595
		6,147,745
Ireland – 0.24%
=†Anglo Irish Bank	3,965	0
CRH	17,498	437,018
†Elan	14,093	106,222
Kerry Group Class A	3,281	101,932
		645,172
Italy – 3.03%
A2A	24,810	46,548
ACEA	1,222	12,404
Assicurazioni Generali	29,365	704,844
Atlantia	6,388	149,102
Autogrill	2,575	31,338
Banca Carige	11,808	32,258
Banca Monte Dei Paschi Siena	60,873	90,118
Banca Popolare di Milano	11,337	70,404
Banco Popolare	17,166	119,413
Enel	163,749	915,702
ENI	63,957	1,500,592
Exor	1,446	25,115
†Fiat	19,055	248,120
Finmeccanica	9,719	129,704
Fondiaria-Sai	1,285	19,336
†Intesa Sanpaolo Ordinary Shares	195,590	728,513
†Intesa Sanpaolo Savings Shares	25,509	76,407
Italcementi	549	6,348
Italcementi Savings Shares	768	4,979
Luxottica Group	3,108	83,123
Mediaset	16,840	144,669
†Mediobanca	10,910	117,232
Mediolanum	4,280	25,047
Parmalat	37,765	103,425
Pirelli & C	49,713	30,553
Prysmian	1,898	37,302
Saipem	6,408	247,983
Snam Rete Gas	35,331	179,082
Telecom Italia	241,985	348,434
Telecom Italia Savings Shares	157,723	177,892
Terna Rete Elettrica Nazionale	34,014	147,137
†UniCredit	412,994	1,220,301
Unione di Banche Italiane SCpA	14,095	190,198
Unipol Gruppo Finanziario	13,744	15,520
		7,979,143
Japan – 21.54%
77 Bank	9,000	51,407
ABC-Mart	900	28,784
Acom	835	13,665
Advantest	4,300	107,535
Aeon	15,200	172,502
Aeon Credit Service	1,700	20,184
Aeon Mall	2,600	54,814
Air Water	3,000	34,335
Aisin Seiki	4,400	131,779
Ajinomoto	18,000	178,286
Alfresa Holdings	1,000	43,106
All Nippon Airways	18,000	51,407
Amada	9,000	75,473
Aozora Bank	14,000	19,767
Asahi Breweries	9,000	168,756
Asahi Glass	25,000	281,581
Asahi Kasei	34,000	182,929
Asics	4,000	39,106
Astellas Pharma	11,200	405,519
Bank of Kyoto	9,000	82,886
Bank of Yokohama	29,000	142,069
Benesse Holdings	1,600	69,312
Bridgestone	15,800	269,727
Brother Industries	4,900	59,226
Canon	26,500	1,227,352
Canon Marketing Japan	1,600	21,786
Casio Computer	7,400	56,911
Central Japan Railway	38	289,400
Chiba Bank	18,000	107,626
Chiyoda	4,000	39,705
Chubu Electric Power	16,300	407,456
Chugai Pharmaceutical	5,100	95,901
Chugoku Bank	5,000	67,494
Chugoku Electric Power	6,600	131,167
Chuo Mitsui Trust Holdings	25,000	93,860
Citizen Holdings	7,300	49,895
Coca-Cola West	1,100	17,990
Cosmo Oil	12,000	29,008
Credit Saison	3,500	54,284
Dai Nippon Printing	16,000	216,151
Daicel Chemical Industries	5,000	34,389
Daido Steel	6,000	25,222
Daihatsu Motor	5,000	47,759
Daiichi Sankyo	16,300	305,287
Daikin Industries	5,700	233,207
Dainippon Sumitomo Pharma	3,900	35,750
Daito Trust Construction	1,800	86,833
Daiwa House Industry	12,000	135,416
Daiwa Securities Group	43,000	226,292
Dena	6	44,411
Denki Kagaku Kogyo	9,000	38,699
Denso	12,600	375,345
Dentsu	3,800	99,867
Dowa Holdings	5,000	30,110
East Japan Railway	8,600	597,925
Eisai	6,000	214,034
Electric Power Development	3,200	105,423
†Elpida Memory	4,000	78,768
FamilyMart	1,400	44,550
Fanuc	4,700	498,706
Fast Retailing	1,200	208,578
Fuji Electric Holdings	11,000	30,003
Fuji Heavy Industries	17,000	88,009
Fuji Media Holdings	5	7,407
FUJIFILM Holdings	11,700	402,974
Fujitsu	47,000	307,669
Fukuoka Financial Group	19,000	80,682
Furkukawa Electric	17,000	88,373
GS Yuasa	8,000	53,995
Gunma Bank	8,000	44,240
Hachijuni Bank	10,000	56,904
Hakuhodo DY Holdings	430	22,629
Hankyu Hanshin Holdings	31,000	143,577
Hikari Tsushin	200	3,247
Hino Motors	7,000	29,575
Hirose Electric	700	80,715
Hiroshima Bank	10,000	42,251
Hisamitsu Pharmaceutical	2,500	92,924
Hitachi	112,000	418,098
Hitachi Chemical	2,900	62,659
Hitachi Construction Machinery	2,600	61,433
Hitachi High-Technologies	1,300	29,827
Hitachi Metals	4,000	42,058
Hokkaido Electric Power	5,000	95,946
Hokuhoku Financial Group	30,000	65,782
Hokuriku Electric Power	4,100	90,166
Honda Motor	41,600	1,468,393
HOYA	10,700	294,024
Ibiden	3,300	113,659
Idemitsu Kosan	400	30,292
IHI	39,000	71,334
INPEX	20	146,754
Isetan Mitsukoshi Holdings	9,100	97,823
Isuzu Motors	42,000	113,659
Ito EN	1,600	24,764
ITOCHU	37,000	324,131
Itochu Techno-Solutions	1,000	32,838
Iyo Bank	5,000	47,545
J Front Retailing	14,000	82,362
Jafco	700	18,382
Japan Petroleum Exploration	500	25,350
Japan Prime Realty Investment	10	22,259
Japan Real Estate Investment	11	93,775
Japan Retail Fund Investment	46	54,123
Japan Steel Works	8,000	91,646
Japan Tobacco	116	431,790
JFE Holdings	12,400	499,369
JGC	5,000	89,207
Joyo Bank	14,000	62,445
JS Group	7,600	154,699
JSR	4,200	87,738
JTEKT	4,000	47,235
Jupiter Telecommunications	66	76,243
Kajima	35,000	85,731
Kamigumi	5,000	40,218
Kaneka	7,000	45,374
Kansai Electric Power	19,400	444,484
Kansai Paint	4,000	32,602
Kao	13,200	334,624
Kawasaki Heavy Industries	33,000	91,069
Kawasaki Kisen Kaisha	18,000	71,815
KDDI	74	383,100
Keihin Electric Express Railway	14,000	115,007
Keio	15,000	101,241
Keisei Electric Railway	5,000	30,431
Keyence	1,040	248,514
Kikkoman	4,000	46,807
Kinden	2,000	17,521
Kintetsu	44,000	136,956
Kirin Holdings	21,000	309,755
Kobe Steel	56,000	120,398
Koito Manufacturing	3,000	44,540
Komatsu	24,300	509,445
Konami	2,900	55,928
Konica Minolta Holdings	13,000	151,706
Kubota	27,000	246,058
Kuraray	8,500	114,376
Kurita Water Industries	3,000	84,875
Kyocera	4,200	409,263
Kyowa Hakko Kirin	6,000	61,932
Kyushu Electric Power	9,700	211,140
Lawson	1,400	59,750
Leopalace21	2,400	12,451
Mabuchi Motor	500	28,773
Makita	3,200	105,423
Marubeni	43,000	267,226
Marui Group	7,000	50,765
Maruichi Steel Tube	1,500	30,420
Matsui Securities	2,500	17,863
Mazda Motor	33,000	92,833
McDonald's Holdings Japan	1,300	26,392
MEDIPAL Holdings	3,400	40,259
MEIJI Holdings	1,834	71,210
Minebea	8,000	48,690
Mitsubishi	31,500	825,489
Mitsubishi Chemical Holdings	28,000	143,160
Mitsubishi Electric	49,000	450,219
Mitsubishi Estate	29,000	474,596
Mitsubishi Gas Chemical	9,000	54,198
Mitsubishi Heavy Industries	74,000	306,322
Mitsubishi Logistics	2,000	24,858
Mitsubishi Materials	24,000	69,056
†Mitsubishi Motors	85,000	115,467
Mitsubishi Tanabe Pharma	6,000	84,715
Mitsubishi UFJ Financial Group	316,600	1,659,366
Mitsubishi UFJ Lease & Finance	1,430	52,006
Mitsui	43,100	724,250
Mitsui Chemicals	20,000	60,541
Mitsui Engineer & Shipbuilding	21,000	52,337
Mitsui Fudosan	22,000	373,452
Mitsui Mining & Smelting	11,000	32,945
Mitsui OSK Lines	28,000	200,963
Mitsumi Electric	2,600	56,900
Mizuho Financial Group	339,800	672,403
Mizuho Securities	16,000	50,658
Mizuho Trust & Banking	25,000	25,136
MS & AD Insurance Group Holdings	13,454	373,442
Murata Manufacturing	5,400	306,707
Namco Bandai Holdings	3,900	38,003
NEC	64,000	192,363
NGK Insulators	6,000	122,387
NGK Spark Plug	4,000	54,337
NHK Spring	4,000	36,710
Nidec	2,800	300,096
Nikon	8,200	179,016
Nintendo	2,500	836,988
Nippon Building Fund	14	120,548
Nippon Electric Glass	9,000	126,784
Nippon Express	20,000	85,999
Nippon Meat Packers	5,000	63,269
=Nippon Mining Holdings	21,500	100,497
=Nippon Oil	33,000	166,253
Nippon Paper Group	2,300	59,167
Nippon Sheet Glass	18,000	53,139
Nippon Steel	126,000	494,620
Nippon Telegraph & Telephone	12,900	543,652
Nippon Yusen	34,000	134,196
=Nipponkoa Insurance	15,000	94,181
Nishi-Nippon City Bank	17,000	50,187
Nissan Chemical Industries	4,000	55,963
Nissan Motor	61,100	523,490
Nissha Printing	700	27,329
Nisshin Seifun Group	4,500	58,097
Nisshin Steel	23,000	47,973
Nisshinbo Holdings	4,000	41,416
Nissin Food Holdings	2,000	67,280
Nitori	850	64,552
Nitto Denko	4,300	166,959
NOK	2,000	30,099
Nomura Holdings	91,700	675,808
Nomura Real Estate Holdings	2,400	37,018
Nomura Real Estate Office Fund	6	33,693
Nomura Research Institute	2,900	66,071
NSK	12,000	94,727
NTN	12,000	54,166
NTT Data	31	103,289
NTT DoCoMo	386	587,939
NTT Urban Development	21	17,745
Obayashi	19,000	84,341
Obic	140	25,427
Odakyu Electric Railway	17,000	141,470
OJI Paper	21,000	92,095
Olympus	5,200	166,863
Omron	5,400	125,340
Ono Pharmaceutical	2,400	106,792
Onward Holdings	1,000	7,798
Oracle Japan	1,100	51,005
Oriental Land	1,100	76,714
ORIX	2,710	240,303
Osaka Gas	51,000	182,747
Osaka Titanium Technologies	200	8,290
Otsuka	400	25,414
Panasonic	48,300	738,785
Panasonic Electric Works	10,000	126,217
Promise	1,700	15,765
Rakuten	188	135,938
Resona Holdings	13,000	164,360
Ricoh	17,000	265,483
Rinnai	1,200	63,023
Rohm	2,600	194,117
Sankyo	1,100	54,418
Santen Pharmaceutical	1,800	54,025
†Sanyo Electric	47,000	75,409
Sapporo Hokuyo Holdings	6,200	28,317
Sapporo Holdings	5,000	26,099
SBI Holdings	369	72,821
Secom	5,000	218,740
Sega Sammy Holdings	4,800	58,120
Seiko Epson	4,000	62,124
Sekisui Chemical	10,000	67,815
Sekisui House	13,000	129,875
Senshu Ikeda Holdings	13,000	23,639
Seven & I Holdings	19,800	478,428
Seven Bank	12	24,131
Sharp	25,000	312,600
Shikoku Electric Power	4,000	113,338
Shimadzu	7,000	56,081
Shimamura	700	61,996
Shimano	1,900	84,036
Shimizu	16,000	66,745
Shin-Etsu Chemical	10,100	586,619
Shinko Electric Industries	1,700	26,294
Shinsei Bank	29,000	35,052
Shionogi	7,100	135,028
Shiseido	8,200	178,051
Shizuoka Bank	16,000	139,480
Showa Denko	32,000	72,222
Showa Shell Sekiyu	3,700	25,012
SMC	1,300	176,457
Softbank	18,800	463,113
Sojitz	36,800	71,246
=Sompo Japan Insurance	21,000	147,353
Sony	25,400	972,639
Sony Financial Holdings	20	65,675
SQUARE ENIX Holdings	1,300	28,422
Stanley Electric	3,400	65,934
Sumco	3,500	74,425
Sumitomo	28,100	323,109
Sumitomo Chemical	41,000	200,417
Sumitomo Electric Industries	19,400	237,805
Sumitomo Heavy Industries	13,000	78,286
Sumitomo Metal Industries	83,000	251,246
Sumitomo Metal Mining	13,000	193,422
Sumitomo Mitsui Financial Group	31,800	1,051,044
Sumitomo Realty & Development	10,000	190,288
Sumitomo Rubber Industries	4,400	38,781
Sumitomo Trust & Banking	36,000	211,017
Suruga Bank	4,000	35,769
Suzuken	1,400	49,342
Suzuki Motor	8,300	183,152
Sysmex	700	41,031
T&D Holdings	6,500	153,861
Taiheiyo Cement	15,000	21,500
Taisei	29,000	63,900
Taisho Pharmaceutical	3,000	54,551
Taiyo Nippon Sanso	6,000	58,659
Takashimaya	8,000	65,718
Takeda Pharmaceutical	18,600	818,686
TDK	3,000	199,594
Teijin	24,000	80,608
Terumo	4,400	234,378
THK	2,600	56,733
Tobu Railway	19,000	105,477
Toho	3,100	49,937
Toho Gas	10,000	54,551
Tohoku Electric Power	11,500	243,063
Tokio Marine Holdings	18,200	512,575
Tokuyama	6,000	33,244
Tokyo Broadcasting System	400	6,058
Tokyo Electric Power	30,100	802,323
Tokyo Electron	4,200	278,532
Tokyo Gas	59,000	260,006
Tokyo Steel Manufacturing	1,900	23,798
Tokyo Tatemono	10,000	35,940
Tokyu	31,000	129,650
Tokyu Land	10,000	38,186
TonenGeneral Sekiyu	6,000	50,636
Toppan Printing	13,000	117,360
Toray Industries	33,000	192,726
Toshiba	101,000	521,799
Tosoh	9,000	22,912
TOTO	7,000	47,695
Toyo Seikan Kaisha	3,700	65,539
Toyo Suisan Kaisha	2,000	51,727
Toyoda Gosei	1,200	33,642
Toyota Boshoku	1,500	28,816
Toyota Industries	4,900	139,940
Toyota Motor	73,500	2,944,246
Toyota Tsusho	4,900	76,836
Trend Micro	2,600	90,662
Tsumura	1,700	49,369
Ube Industries	26,000	66,745
Unicharm	1,000	96,588
UNY	3,000	24,805
Ushio	2,600	44,107
USS	440	29,886
West Japan Railway	41	141,213
Yahoo Japan	328	119,461
Yakult Honsha	2,100	56,650
Yamada Denki	2,260	166,799
Yamaguchi Financial Group	5,000	54,712
Yamaha	4,900	63,261
Yamaha Motor	5,500	82,421
Yamato Holdings	10,200	143,361
Yamato Kogyo	800	26,570
Yamazaki Baking	2,000	24,751
Yaskawa Electric	5,000	45,727
Yokogawa Electric	7,100	61,818
		56,810,934
Luxembourg–0.59%
ArcelorMittal	21,358	937,315
Millicom International Cellular SDR	1,885	168,666
SES FDR	6,790	171,463
Tenaris	12,370	267,006
		1,544,450
Mexico – 0.02%
Fresnillo	5,056	65,107
		65,107
Netherlands – 2.70%
AEGON	37,735	258,421
Akzo Nobel	5,693	324,472
ASML Holding	10,557	377,316
Corio	1,364	91,080
European Aeronautic Defence & Space	9,685	194,857
Fugro CVA	1,618	105,757
Heineken	5,863	301,335
Heineken Holding	2,753	122,473
†ING Groep CVA	90,577	904,392
James Hardie Industries CDI	10,178	67,800
Koninklijke Aholda	30,390	405,157
Koninklijke Boskalis Westminster	1,807	69,258
Koninklijke DSM	4,137	184,490
Koninklijke KPN	42,511	673,557
Koninklijke Philips Electronics	24,069	771,816
Koninklijke Vopak	946	74,509
†QIAGEN	5,732	131,622
Randstad Holding	2,283	108,502
Reed Elsevier	18,028	219,113
SBM Offshore	3,873	77,504
TNT	9,552	273,917
Unilever CVA	40,362	1,220,952
Wolters Kluwer	7,236	156,922
		7,115,222
New Zealand – 0.09%
Auckland International Airport	20,165	27,783
Contact Energy	5,925	26,931
Fletcher Building	15,436	91,538
Sky City Entertainment Group	11,588	26,500
Telecom of New Zealand	43,291	66,717
		239,469
Norway – 0.65%
DnB NOR	22,422	256,198
Norsk Hydro	16,958	129,271
Orkla	18,136	160,377
†Renewable Energy	7,277	34,043
Statoil	28,600	662,234
Telenor	20,000	271,264
Yara International	4,600	199,712
		1,713,099
Portugal – 0.25%
Banco Comercial Portugues	51,020	56,786
Banco Espirito Santo	11,890	64,242
Brisa Auto-Estradas de Portugal	4,309	36,552
Cimpor Cimentos de Portugal	6,268	47,370
Energias de Portugal	42,792	170,109
Galp Energia Class B	4,260	73,999
Jeronimo Martins	6,024	61,027
Portugal Telecom	14,464	161,729
		671,814
Republic of Cyprus – 0.03%
Bank of Cyprus	12,121	76,623
		76,623
Singapore – 1.37%
Ascendas Real Estate Investment Trust	30,000	41,175
CapitaLand	68,000	192,980
CapitaMall Trust	46,000	58,203
CapitaMalls Asia	33,000	53,313
City Developments	11,000	83,351
ComfortDelgro	40,000	44,606
Cosco Singapore	23,000	20,387
DBS Group Holdings	41,500	424,226
Fraser & Neave	34,000	116,663
Golden Agri-Resources	171,137	70,955
Jardine Cycle & Carriage	3,000	63,007
Keppel	32,000	208,621
Neptune Orient Lines	24,750	35,562
Olam International	32,292	59,787
Oversea-Chinese Banking	64,883	403,982
SembCorp Industries	21,000	61,999
SembCorp Marine	23,000	68,890
Singapore Airlines	14,000	152,120
Singapore Airport Terminal Services	7,300	13,829
Singapore Exchange	20,000	109,372
Singapore Press Holdings	43,000	117,421
Singapore Technologies Engineering	46,000	104,897
Singapore Telecommunications	202,000	457,746
StarHub	13,000	21,281
United Overseas Bank	30,000	412,181
UOL Group	11,000	30,667
Wilmar International	33,000	158,053
Yangzijiang Shipbuilding Holdings	45,000	37,315
		3,622,589
Spain – 3.77%
Abertis Infraestructuras	6,712	129,194
Acciona	568	62,997
Acerinox	3,677	72,390
ACS	3,496	161,311
Banco Bilbao Vizcaya Argentaria	89,773	1,228,379
Banco de Sabadell	22,958	126,771
Banco de Valencia	5,233	33,363
Banco Popular Espanol	22,771	167,629
Banco Santander	206,317	2,742,237
Bankinter	5,740	47,760
Criteria Caixacorp	22,940	113,688
†EDP Renovaveis	3,900	30,475
Enagas	4,638	101,646
Ferrovial	11,527	112,105
Fomento de Construcciones y Contratas	727	26,617
Gamesa Technologica	3,668	50,289
Gas Natural SDG	5,774	106,615
Gestevision Telecinco	2,145	33,667
Grifols	3,651	54,543
Iberdrola	91,029	771,558
†Iberdrola Renovables	20,772	86,278
IBERIA	11,024	38,537
Inditex	5,424	357,568
Indra Sistemas	1,915	39,266
Mapfre	15,009	55,064
Red Electrica	2,761	148,189
Repsol YPF	18,812	445,443
†Sacyr Vallehermoso	1,600	14,117
Telefonica	106,214	2,516,438
Zardoya Otis	3,092	53,585
		9,927,719
Sweden – 2.63%
Alfa Laval	8,700	128,096
Assa Abloy Class B	8,000	156,573
Atlas Copco Class A	17,568	272,536
Atlas Copco Class B	9,443	132,365
Electrolux Class B	6,126	140,005
Ericsson LM Class B	74,800	788,443
Getinge Class B	4,933	118,275
Hennes & Mauritz Class B	12,650	821,940
Holmen Class B	1,000	26,940
Husqvarna Class B	11,736	85,342
Investor Class B	11,200	214,858
Kinnevik Investment	5,500	101,321
†Lundin Petroleum	5,350	45,314
Nordea Bank	80,100	790,499
Ratos Class B	2,600	86,251
Sandvik	24,201	302,527
Scania Class B	8,000	126,544
Securitas Class B	8,000	85,323
Skandinaviska Enskilda Banken Class A	36,200	231,300
Skanska Class B	10,000	181,726
SKF Class B	10,000	177,709
SSAB Class A	4,200	75,511
SSAB Class B	1,800	29,220
Svenska Cellulosa Class B	14,200	200,226
Svenska Handelsbanken Class A	12,000	351,707
Swedbank Class A	16,100	165,245
Swedish Match	6,500	155,395
Tele2 Class B	8,392	140,067
TeliaSonera	57,000	404,625
Volvo Class A	12,000	118,842
Volvo Class B	27,400	275,721
		6,930,446
Switzerland – 8.00%
†ABB	55,662	1,215,816
†Actelion	2,519	114,608
Adecco	2,918	165,640
Aryzta	1,929	84,526
Baloise Holding	1,200	106,416
BKW FMB Energie	202	15,011
Cie Financiere Richemont Units Class A	13,045	505,171
Credit Suisse Group	28,341	1,460,932
GAM Holding	5,906	72,540
Geberit	979	175,214
Givaudan	188	164,936
Holcim	5,976	445,501
Julius Baer Group	5,112	185,455
Kuehne & Nagel International	1,475	149,270
Lindt & Spruengli	18	42,595
Lindt & Spruengli PC	3	81,235
†Logitech International	4,503	74,100
Lonza Group	1,154	94,128
Nestle	86,794	4,445,274
Nobel Biocare Holding	2,880	77,029
Novartis	52,899	2,857,304
Pargesa Holding	606	51,441
Roche Holding	17,614	2,856,731
Schindler Holding	425	36,923
Schindler Holding PC	1,096	96,466
SGS	133	183,413
Sonova Holding	1,120	139,157
STMicrolectronics	16,743	166,677
Straumann Holding	181	45,063
Swatch Group	798	254,458
Swatch Group Bearer Shares	1,095	65,117
Swiss Life Holding	760	99,834
Swiss Reinsurance	8,677	427,122
Swisscom	557	203,285
Syngenta	2,350	652,611
UBS	89,622	1,456,937
†Xstrata	47,141	893,579
Zurich Financial Services	3,665	939,583
		21,101,098
United Kingdom – 20.09%
3i Group	24,375	107,686
Admiral Group	5,261	105,473
AMEC	7,251	87,926
†Anglo American	33,162	1,446,184
Antofagasta	10,481	165,427
Associated British Foods	8,029	119,293
AstraZeneca	36,470	1,626,145
†Autonomy	5,345	147,879
Aviva	70,427	411,502
BAE Systems	88,424	498,138
Balfour Beatty	18,823	83,443
Barclays	287,099	1,569,884
BG Group	84,860	1,468,825
BHP Billiton	55,463	1,902,740
BP	469,600	4,442,899
British Airways	15,620	57,629
British American Tobacco	50,200	1,730,570
British Land	21,553	157,367
British Sky Broadcasting	27,503	251,274
BT Group	189,901	357,372
Bunzl	7,034	76,968
Burberry Group	11,971	129,718
Cable & Wireless Communication	60,646	50,990
Cable & Wireless Worldwide	60,646	84,676
†Cairn Energy	32,510	205,792
Capita Group	14,800	169,919
Carnival	4,097	168,192
Carphone Warehouse	4,132	10,015
Centrica	128,706	573,881
Cobham	28,169	109,869
Compass Group	47,482	379,041
Diageo	61,733	1,036,201
Drax Group	7,312	41,448
Eurasian Natural Resources	7,024	126,960
Experian Group	25,865	254,562
F&C Asset Management	3,523	3,320
Firstgroup	12,479	68,009
G4S	34,512	136,861
GlaxoSmithKline	128,832	2,473,352
Hammerson	17,593	104,984
Home Retail Group	22,140	90,890
HSBC Holdings	435,692	4,417,663
ICAP	11,370	64,502
Imperial Tobacco Group	25,162	767,561
Inmarsat	10,747	123,387
Intercontinental Hotels Group	5,911	92,669
International Power	39,580	191,499
Invensys	17,649	91,230
Investec	10,881	89,008
Johnson Matthey	4,968	131,718
Kazakhmys	5,793	134,162
Kingfisher	57,624	187,587
Ladbrokes	196	473
Land Securities Group	19,635	202,038
Legal & General Group	156,298	208,860
Liberty International	11,950	91,404
Lloyds Banking Group	943,238	898,556
London Stock Exchange Group	2,606	28,120
Lonmin	3,791	117,024
Man Group	42,487	155,720
Marks & Spencer Group	41,367	232,288
National Grid	62,738	610,800
Next	4,920	161,582
Old Mutual	126,199	234,236
Pearson	20,574	323,170
Petrofac	5,136	93,770
Prudential	63,177	524,467
Randgold Resources	2,212	168,356
Reckitt Benckiser Group	15,072	827,353
Reed Elsevier	29,447	234,847
†Resolution	60,762	75,571
Rexam	22,913	101,888
Rio Tinto	34,107	2,021,584
Rolls-Royce Group	45,217	408,997
†Royal Bank of Scotland Group	440,707	294,356
Royal Dutch Shell A Shares	88,935	2,576,619
Royal Dutch Shell Class B	67,043	1,847,231
RSA Insurance Group	86,008	166,295
SABMiller	24,008	704,303
Sage Group	29,697	107,762
Sainsbury (J.)	30,427	151,231
Schroders	3,178	67,861
Scottish & Southern Energy	23,560	393,672
Segro	15,626	75,698
Serco Group	13,530	123,408
Severn Trent	5,661	102,667
Shire	13,471	297,260
Smith & Nephew	21,370	213,079
Smiths Group	9,680	166,888
Standard Chartered	50,115	1,367,505
Standard Life	59,269	180,079
†Talktalk Telecom Group	8,264	16,192
Tesco	200,142	1,322,356
Thomas Cook Group	24,131	98,661
Tomkins	23,995	85,869
TUI Travel	16,631	76,048
Tullow Oil	21,568	409,158
Unilever	31,927	938,070
United Utilities Group	16,687	141,567
Vedanta Resources	3,572	150,488
Vodafone Group	1,318,616	3,042,821
Whitbread	4,350	97,244
WM Morrison Supermarkets	50,207	223,637
†Wolseley	7,035	169,866
WPP Group	29,970	310,656
		52,963,941
United States – 0.07%
Synthes	1,459	182,107
		182,107
Total Common Stock (Cost $229,449,793)		254,638,636
Preferred Stock – 0.33%∆
Germany–0.33%
Bayerische Motoren Werke 1.39%	945	33,130
Fresenius 1.33%	2,130	160,053
Henkel 1.40%	4,313	231,866
Porsche Automobil Holding 0.11%	2,171	132,035
RWE 7.36%	846	69,421
Volkswagen 2.36%	2,626	240,847
Total Preferred Stock (Cost $798,457)		867,352
Rights – 0.00%∆
Germany – 0.00%
Volkswagen	3,529	2,264
Total Rights (Cost $0)		2,264
Warrants – 0.00%∆
France–0.00%
†Fonciere Des Regions CW10 exercise price EUR 65.00, expiration date 12/31/10	393	441
		441
Italy–0.00%
†Mediobanca CW11 exercise price EUR 9.00, expiration date 3/18/11	8,543	1,079
†Unione di Banche Italiane SCpA CW11 exercise price EUR 12.30, expiration date 6/30/11	9,380	464
		1,543
Singapore–0.00%
†Golden Agri-Resources CW12 exercise price SGD 0.54, expiration date 7/23/12	6,342	567
		567
Total Warrants (Cost $0)		2,551

Short-Term Investment – 0.69%
Money Market Mutual Fund – 0.69%
Dreyfus Treasury & Agency Cash Management Fund	1,811,562	1,811,562
Total Short-Term Investment (Cost $1,811,562)		1,811,562
Total Value of Securities – 97.58%
(Cost $232,059,812)		257,322,365
Receivables and Other Assets Net of Liabilities (See Notes)–2.42%**		6,369,350
Net Assets Applicable to 34,819,337 Shares Outstanding–100.00%		$263,691,715

∆Securities have been classified by country of origin.
†Non income producing security.
□Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $570,879, which represented 0.22% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
**Includes $776,000 cash pledged as collateral for index contracts.

Summary of Abbreviations:
CDI – Chess Depository Interest
CVA – Dutch Certificate
EUR – European Monetary Unit
FDR – Fiduciary Depositary Receipts
PC – Participation Certificate
PPS – Partially Protected Shares
REIT – Real Estate Investment Trust
SCpA – Italian Consortium Joint-Stock Company
SDR – Special Drawing Rights
SGD – Singapore Dollar
VVPR Strip – Dividend Coupon

1The following index futures contract was outstanding at March 31, 2010:

Index Futures Contract
				Unrealized
Contract to Buy	Notional Cos	Notional Value	Expiration Date	Appreciation
97 EMINI MSCI EAFE	$7,596,807	$7,632,930	6/18/10	$36,123

The use of index futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA International Index Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$233,627,320
Aggregate unrealized appreciation	$ 29,463,893
Aggregate unrealized depreciation	(5,768,848)
Net unrealized appreciation	$ 23,695,045

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$254,067,757	$ -	$570,879	$ 254,638,636
Short-Term	1,811,562		-	1,811,562
Other	872,167	-	-	872,167
Total	$256,751,486	$ -	$570,879	$257,322,365

Futures Contracts	$ -	$36,12	$ -	$ 36,123

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 12/31/09	$ -
Purchases	108,130
Transfers into Level 3	457,998
Net change in unrealized
appreciation/depreciation	4,751
Balance as of 3/31/10	$ 570,879

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$ 4,751

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at March 31, 2010.

Index Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange- traded futures, guarantees against default.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified in the schedule of investments.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Bond Index Fund

March 31, 2010

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Mortgage-Backed Securities–35.44%
•Fannie Mae ARM
5.193% 7/1/38	$465,472	$490,226
5.512% 9/1/37	839,785	880,964
5.522% 11/1/38	823,414	870,061
5.54% 9/1/38	634,519	672,515
5.561% 11/1/35	1,284,095	1,358,509
5.682% 3/1/37	3,956,161	4,146,441
Fannie Mae S.F. 15 yr
4.00% 6/1/24	2,106,459	2,140,418
4.50% 6/1/23	720,932	749,213
4.50% 11/1/23	421,574	438,112
4.50% 5/1/24	3,491,109	3,628,058
4.50% 7/1/24	1,861,197	1,933,336
4.50% 8/1/24	868,643	902,311
5.00% 4/1/21	508,377	538,548
5.00% 4/1/23	331,724	350,304
5.00% 6/1/23	1,203,613	1,271,027
5.00% 4/1/24	1,801,227	1,902,496
5.50% 4/1/22	379,971	406,915
5.50% 7/1/22	540,586	578,919
5.50% 1/1/24	504,544	540,293
6.00% 8/1/22	95,386	102,939
6.00% 8/1/23	59,632	64,332
Fannie Mae S.F. 15 yr TBA
4.00% 4/1/25	2,000,000	2,028,750
5.50% 4/1/25	1,000,000	1,069,531
Fannie Mae S.F. 30 yr
4.00% 2/1/39	971,434	942,761
4.00% 3/1/39	33,847	32,852
4.00% 6/1/39	490,839	476,351
4.00% 8/1/39	1,548,291	1,502,591
4.00% 9/1/39	1,478,033	1,434,408
4.00% 1/1/40	1,990,259	1,931,514
4.50% 9/1/35	1,001,957	1,011,633
4.50% 4/1/38	475,815	477,484
4.50% 7/1/38	487,977	489,688
4.50% 2/1/39	472,044	473,699
4.50% 4/1/39	723,774	726,240
4.50% 5/1/39	1,469,055	1,474,061
4.50% 6/1/39	962,999	966,280
4.50% 7/1/39	2,929,064	2,939,044
4.50% 9/1/39	980,198	983,538
4.50% 1/1/40	2,975,844	2,985,984
4.50% 2/1/40	5,443,574	5,462,121
5.00% 12/1/32	1,476,270	1,535,163
5.00% 9/1/33	1,273,707	1,321,574
5.00% 7/1/34	3,048,828	3,163,405
5.00% 11/1/34	1,639,690	1,700,172
5.00% 6/1/35	1,707,605	1,767,722
5.00% 7/1/35	1,575,752	1,632,507
5.00% 9/1/35	646,425	668,698
5.00% 10/1/35	1,389,322	1,437,192
5.00% 2/1/36	809,803	837,705
5.00% 3/1/36	901,771	932,842
5.00% 11/1/36	214,711	222,445
5.00% 8/1/37	438,000	452,451
5.00% 4/1/38	302,398	312,376
5.00% 7/1/38	326,258	337,023
5.00% 11/1/38	553,989	572,268
5.00% 12/1/39	992,755	1,025,410
5.50% 11/1/33	1,074,011	1,139,139
5.50% 1/1/34	576,052	611,344
5.50% 5/1/34	884,701	938,903
5.50% 10/1/34	909,015	962,717
5.50% 9/1/35	790,573	835,796
5.50% 10/1/35	1,551,421	1,640,167
5.50% 12/1/35	2,433,547	2,572,752
5.50% 4/1/36	2,998,539	3,170,063
5.50% 8/1/36	1,276,192	1,349,194
5.50% 2/1/37	643,130	681,125
5.50% 3/1/37	2,177,895	2,297,929
5.50% 5/1/37	1,771,883	1,869,541
5.50% 6/1/37	1,104,960	1,165,860
5.50% 8/1/37	805,021	849,390
5.50% 11/1/37	14,243	15,028
5.50% 12/1/37	14,484	15,283
5.50% 2/1/38	2,104,241	2,220,217
5.50% 6/1/38	208,392	219,877
5.50% 7/1/38	1,603,601	1,691,984
5.50% 10/1/38	668,032	704,850
5.50% 1/1/39	3,412,358	3,600,432
6.00% 12/1/35	865,973	926,739
6.00% 2/1/36	754,040	804,832
6.00% 6/1/36	289,740	309,256
6.00% 7/1/36	1,782,890	1,902,983
6.00% 9/1/36	1,577,884	1,684,168
6.00% 10/1/36	400,189	427,145
6.00% 11/1/36	186,788	199,369
6.00% 1/1/37	830,260	887,358
6.00% 3/1/37	374,791	398,748
6.00% 5/1/37	1,885,432	2,005,951
6.00% 6/1/37	792,428	843,081
6.00% 8/1/37	397,081	422,463
6.00% 11/1/37	940,123	1,000,217
6.00% 1/1/38	446,426	474,962
6.00% 2/1/38	794,863	845,299
6.00% 5/1/38	2,182,228	2,320,696
6.00% 6/1/38	1,230,967	1,309,075
6.00% 8/1/38	1,504,299	1,599,751
6.00% 9/1/38	220,996	235,019
6.00% 11/1/38	858,616	913,098
6.50% 7/1/36	978,279	1,063,129
6.50% 9/1/36	977,789	1,062,596
6.50% 9/1/37	117,895	127,937
6.50% 10/1/37	925,488	1,004,313
6.50% 5/1/38	831,543	902,191
6.50% 7/1/38	1,781,299	1,932,637
7.00% 6/1/38	172,407	191,134
7.00% 8/1/39	1,022,567	1,133,798
Fannie Mae S.F. 30 yr TBA
5.00% 4/1/40	3,800,000	3,919,936
5.50% 4/1/40	3,500,000	3,688,671
•Freddie Mac ARM
5.330% 9/1/37	1,199,209	1,266,118
5.621% 11/1/37	943,254	997,564
5.925% 6/1/36	1,004,986	1,072,250
Freddie Mac S.F. 15 yr
4.00% 2/1/24	561,954	571,101
4.00% 8/1/24	951,114	966,595
4.00% 2/1/25	995,974	1,012,186
4.50% 12/1/19	357,103	375,910
4.50% 4/1/21	213,772	225,030
4.50% 1/1/23	483,641	502,915
4.50% 5/1/23	659,845	686,141
4.50% 6/1/23	163,021	169,518
4.50% 12/1/23	177,530	184,605
4.50% 7/1/24	681,347	707,649
4.50% 8/1/24	482,369	500,990
5.00% 1/1/22	1,648,378	1,747,750
5.00% 6/1/22	1,326,759	1,403,011
5.00% 4/1/23	1,347,312	1,424,038
5.50% 12/1/13	310,093	327,359
5.50% 11/1/17	4,342,054	4,673,014
5.50% 6/1/23	249,127	266,895
6.00% 12/1/22	721,021	778,908
6.00% 11/1/23	632,245	682,673
Freddie Mac S.F. 30 yr
4.00% 5/1/39	2,931,562	2,844,576
4.50% 2/1/39	885,618	888,724
4.50% 4/1/39	915,554	918,674
4.50% 5/1/39	583,350	585,338
4.50% 6/1/39	3,877,481	3,890,693
4.50% 7/1/39	970,566	973,971
4.50% 9/1/39	1,979,475	1,986,219
4.50% 10/1/39	1,289,814	1,294,209
4.50% 2/1/40	3,493,431	3,505,334
5.00% 10/1/34	1,973,161	2,049,164
5.00% 8/1/35	1,116,489	1,156,005
5.00% 10/1/35	477,605	494,509
5.00% 11/1/35	395,561	409,562
5.00% 12/1/35	1,792,570	1,856,014
5.00% 2/1/37	788,233	815,023
5.00% 4/1/37	882,503	912,447
5.00% 5/1/37	1,622,774	1,677,836
5.00% 12/1/37	1,869,210	1,932,634
5.00% 6/1/38	374,595	387,305
5.00% 1/1/39	767,936	793,993
5.00% 8/1/39	480,285	496,534
5.00% 9/1/39	3,491,921	3,610,055
5.50% 8/1/33	435,172	461,901
5.50% 6/1/34	916,177	971,018
5.50% 6/1/35	658,949	698,393
5.50% 11/1/35	1,039,871	1,100,817
5.50% 1/1/37	808,192	855,054
5.50% 5/1/37	1,202,455	1,272,178
5.50% 7/1/37	305,752	323,225
5.50% 5/1/38	5,930,203	6,269,092
5.50% 6/1/38	353,536	373,739
5.50% 8/1/38	740,590	782,912
5.50% 12/1/38	1,037,036	1,096,299
5.50% 8/1/39	1,345,485	1,422,374
6.00% 8/1/37	836,930	899,451
6.00% 9/1/37	1,717,893	1,846,224
6.00% 12/1/37	167,424	179,932
6.00% 8/1/38	1,945,087	2,089,369
6.00% 9/1/38	474,112	509,281
6.00% 10/1/38	1,173,785	1,260,854
6.00% 11/1/38	468,332	503,072
6.00% 3/1/39	746,641	802,025
6.00% 4/1/39	329,638	354,057
6.50% 11/1/36	2,433,416	2,652,460
6.50% 8/1/37	844,569	920,593
6.50% 10/1/37	254,098	276,653
6.50% 6/1/38	355,319	386,859
7.00% 6/1/38	61,917	68,721
Freddie Mac S.F. 30 yr TBA
4.50% 4/1/40	5,500,000	5,512,033
5.00% 4/1/40	2,750,000	2,839,375
5.50% 4/1/40	3,000,000	3,167,814
6.00% 4/1/40	4,250,000	4,560,117
6.50% 4/1/40	1,500,000	1,630,547
Government National Mortgage Association S.F. 30 yr
4.00% 6/15/39	495,534	485,528
4.00% 7/15/39	492,948	482,995
4.00% 8/15/39	494,923	484,929
4.50% 4/15/39	1,464,575	1,484,927
4.50% 5/15/39	482,271	488,973
4.50% 6/15/39	2,163,208	2,193,269
4.50% 9/15/39	991,804	1,005,587
4.50% 1/15/40	2,991,930	3,033,507
5.00% 3/15/35	347,171	362,745
5.00% 8/15/38	237,877	247,804
5.00% 6/15/39	925,707	964,340
5.00% 9/15/39	6,023,232	6,274,365
5.00% 10/15/39	695,613	724,644
5.00% 11/15/39	1,486,595	1,549,988
5.50% 4/15/37	381,461	404,981
5.50% 7/15/37	282,185	299,195
5.50% 2/15/38	1,975,107	2,095,411
5.50% 8/15/38	523,267	554,481
5.50% 12/15/38	883,511	936,214
5.50% 1/15/39	1,435,550	1,521,184
5.50% 7/15/39	94,651	100,297
5.50% 10/15/39	2,753,104	2,918,800
6.00% 5/15/37	790,233	845,605
6.00% 1/15/38	1,159,171	1,240,032
6.00% 5/15/38	589,366	630,479
6.00% 7/15/38	1,237,724	1,323,973
6.00% 8/15/38	232,630	248,857
6.00% 10/15/38	106,680	114,122
6.00% 11/15/38	701,760	750,713
6.00% 12/15/38	232,332	248,539
6.00% 1/15/39	412,195	440,948
6.00% 6/15/39	152,437	163,071
6.00% 8/15/39	84,356	90,241
6.00% 10/15/39	124,379	133,056
6.50% 3/15/38	80,967	87,303
6.50% 5/15/38	120,715	130,161
6.50% 7/15/38	359,359	387,478
6.50% 8/15/38	19,573	21,104
6.50% 9/15/38	379,975	409,708
6.50% 10/15/38	231,200	249,405
6.50% 8/15/39	147,190	158,708
Government National Mortgage Association S.F. 30 yr TBA
5.00% 4/1/40	4,000,000	4,157,500
4.50% 4/1/40	1,500,000	1,517,579
6.50% 4/1/40	1,000,000	1,076,796
Total Agency Mortgage-Backed Securities (Cost $271,619,769)		275,528,583
Agency Obligations–6.53%
Fannie Mae
1.00% 11/23/11	310,000	310,389
1.25% 9/28/11	400,000	400,227
1.375% 4/28/11	1,000,000	1,008,300
1.50% 4/26/12	100,000	100,056
1.75% 12/28/12	200,000	200,206
1.75% 5/7/13	1,000,000	998,202
1.80% 3/15/13	100,000	99,617
1.85% 3/25/13	100,000	99,623
1.875% 4/20/12	2,000,000	2,026,979
1.875% 10/29/12	100,000	100,028
2.00% 4/1/11	100,000	100,000
2.00% 1/9/12	700,000	711,298
2.00% 9/28/12	1,200,000	1,206,382
2.00% 4/8/13	100,000	99,950
2.05% 10/19/12	200,000	200,158
2.05% 1/28/13	100,000	99,882
2.05% 8/26/13	100,000	99,776
2.10% 9/16/13	100,000	99,594
2.125% 9/10/13	100,000	100,171
2.17% 3/21/13	50,000	50,106
2.375% 7/6/12	200,000	201,008
2.625% 11/20/14	700,000	700,804
2.75% 2/5/14	500,000	509,795
3.00% 5/12/14	100,000	100,318
3.00% 7/28/14	200,000	201,555
3.00% 9/15/14	50,000	50,282
3.00% 9/29/14	400,000	405,478
3.00% 3/9/15	100,000	100,137
3.125% 9/29/14	400,000	400,966
3.125% 11/10/14	100,000	101,027
3.125% 1/21/15	100,000	100,925
3.45% 4/8/16	250,000	250,142
3.50% 5/18/16	500,000	501,903
4.00% 1/20/17	350,000	352,814
4.30% 3/30/20	100,000	99,548
4.625% 10/15/13	800,000	871,451
4.625% 10/15/14	500,000	543,596
5.00% 2/16/12	400,000	428,585
5.00% 2/13/17	2,250,000	2,453,984
5.00% 5/11/17	500,000	544,172
5.625% 7/15/37	100,000	104,980
6.00% 5/15/11	200,000	212,139
6.00% 3/9/20	100,000	106,528
6.25% 5/15/29	250,000	283,276
6.625% 11/15/30	300,000	359,600
7.125% 1/15/30	150,000	189,048
7.25% 5/15/30	200,000	254,988
Federal Farm Credit Bank
1.75% 2/21/13	500,000	499,148
1.875% 12/7/12	100,000	100,559
2.125% 6/18/12	100,000	101,759
3.00% 9/22/14	300,000	304,831
3.50% 10/3/11	300,000	311,820
3.875% 8/25/11	325,000	338,977
5.125% 8/25/16	100,000	110,980
Federal Home Loan Banks
0.75% 7/8/11	200,000	200,110
1.00% 12/28/11	150,000	150,035
1.25% 2/10/12	100,000	99,919
1.35% 4/9/12	100,000	99,914
1.375% 5/16/11	500,000	504,196
1.375% 10/19/11	100,000	100,053
1.50% 1/16/13	1,000,000	998,902
1.55% 8/10/12	100,000	100,140
1.625% 7/27/11	300,000	303,424
1.625% 3/20/13	200,000	199,932
1.75% 12/14/12	500,000	501,919
1.85% 12/21/12	100,000	99,678
2.00% 7/27/12	200,000	200,844
2.00% 10/5/12	400,000	402,273
2.00% 2/19/13	100,000	100,093
2.25% 4/13/12	500,000	510,825
3.00% 1/29/15	100,000	100,064
3.375% 2/27/13	250,000	261,594
3.625% 7/1/11	500,000	518,704
3.625% 10/18/13	1,500,000	1,585,562
4.00% 9/6/13	250,000	266,566
4.625% 10/10/12	1,500,000	1,618,295
4.875% 5/17/17	200,000	216,549
5.00% 11/17/17	1,000,000	1,094,687
5.125% 8/14/13	200,000	220,682
5.375% 8/19/11	350,000	371,376
5.375% 5/18/16	500,000	556,352
5.50% 8/13/14	200,000	225,288
5.50% 7/15/36	200,000	206,548
Freddie Mac
0.75% 9/15/11	100,000	99,697
1.125% 12/15/11	1,250,000	1,253,383
1.125% 4/25/12	100,000	99,868
1.25% 12/15/11	200,000	199,478
1.25% 1/19/12	200,000	199,838
1.25% 1/27/12	100,000	99,993
1.30% 3/30/12	100,000	99,639
1.50% 8/24/11	100,000	100,375
1.625% 4/26/11	2,000,000	2,022,151
1.70% 12/17/12	100,000	99,659
1.75% 4/20/11	250,000	250,143
1.75% 7/27/11	200,000	200,204
1.75% 6/15/12	500,000	505,102
1.875% 3/8/13	100,000	99,704
2.00% 10/14/11	250,000	250,153
2.00% 6/15/12	150,000	150,446
2.00% 9/28/12	400,000	400,489
2.00% 10/1/12	500,000	500,000
2.00% 11/5/12	100,000	100,436
2.00% 3/29/13	300,000	299,673
2.20% 12/17/13	100,000	99,309
2.25% 8/24/12	300,000	302,115
2.45% 6/29/12	200,000	200,894
2.50% 4/8/13	50,000	50,783
2.50% 1/7/14	800,000	809,999
2.50% 4/23/14	1,000,000	1,009,125
2.875% 2/9/15	500,000	503,638
3.00% 4/21/14	250,000	250,421
3.00% 6/9/14	100,000	100,543
3.00% 7/28/14	500,000	511,074
3.00% 12/30/14	200,000	200,695
3.00% 2/17/15	100,000	99,531
3.00% 3/16/15	100,000	100,076
3.125% 3/16/15	100,000	100,278
3.15% 1/22/15	150,000	150,603
3.75% 3/27/19	700,000	684,163
3.875% 6/29/11	1,000,000	1,039,038
4.125% 12/21/12	500,000	532,446
4.34% 12/18/17	500,000	502,442
4.75% 11/17/15	500,000	544,606
4.75% 1/22/20	100,000	100,909
4.875% 6/13/18	650,000	696,741
5.00% 7/15/14	500,000	552,329
5.00% 4/18/17	75,000	81,534
5.25% 4/18/16	500,000	553,747
6.25% 7/15/32	250,000	290,282
6.75% 3/15/31	300,000	364,163
Tennessee Valley Authority
4.75% 8/1/13	500,000	543,699
5.25% 9/15/39	75,000	74,441
5.375% 4/1/56	100,000	100,425
5.50% 7/18/17	100,000	111,563
5.88% 4/1/36	75,000	80,766
6.15% 1/15/38	100,000	111,259
7.125% 5/1/30	100,000	123,515
Total Agency Obligations (Cost $50,200,193)		50,730,174
Commercial Mortgage-Backed Securities–3.24%
Bank of America Commercial Mortgage Securities
•Series 2000-2 A2 7.197% 9/15/32	28,222	28,197
Series 2006-6 A2 5.309% 10/10/45	150,000	153,751
Series 2006-6 A3 5.369% 10/10/45	250,000	255,146
Series 2006-6 A4 5.356% 10/10/45	450,000	437,251
•Series 2007-2 A2 5.634% 4/10/49	500,000	512,906
•Series 2007-2 A4 5.867% 4/10/49	400,000	383,917
•Series 2007-3 A4 5.837% 6/10/49	200,000	180,191
Series 2007-5 A4 5.492% 2/10/51	25,000	23,736
Bank of America-First Union NB Commercial Mortgage Series 2001-3 A2 5.464% 4/11/37	198,024	205,470
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6 A2 6.46% 10/15/36	350,000	372,447
Series 2004-PWR3 A3 4.487% 2/11/41	86,144	88,452
Series 2004-T14 A3 4.80% 1/12/41	88,486	90,253
•Series 2004-T14 A4 5.20% 1/12/41	190,000	199,035
•Series 2004-T16 A6 4.75% 2/13/46	400,000	407,560
•Series 2006-PW12 A4 5.906% 9/11/38	100,000	104,456
Series 2006-PW13 A4 5.54% 9/11/41	150,000	154,442
Series 2006-T24 A4 5.537% 10/12/41	500,000	510,916
•Series 2007-PW16 A4 5.908% 6/11/40	250,000	246,777
•Series 2007-PW17 A4 5.694% 6/11/50	500,000	494,840
•Citigroup Commercial Mortgage Trust
Series 2007-C6 A4 5.888% 12/10/49	400,000	398,335
Series 2008-C7 A2B 6.298% 12/10/49	200,000	211,447
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5 A1 5.171% 11/15/44	296,426	305,522
•♦Commercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44	250,000	258,466
Series 2006-C7 A3 5.898% 6/10/46	100,000	104,191
•Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/47	450,000	410,010
Credit Suisse First Boston Mortgage Securities
Series 2001-CK6 A3 6.387% 8/15/36	144,325	151,856
•Series 2004-C1 A4 4.75% 1/15/37	250,000	256,532
Series 2004-C2 A1 3.819% 5/15/36	93,242	92,860
•Series 2004-C2 A2 5.416% 5/15/36	250,000	262,100
•Series 2005-C1 A4 5.014% 2/15/38	200,000	204,353
•Series 2005-C5 A4 5.10% 8/15/38	250,000	254,741
•Credit Suisse Mortgage Capital Certificates
Series 2007-C3 A4 5.912% 6/15/39	225,000	202,679
Series 2007-C5 A3 5.694% 9/15/40	250,000	250,660
Series 2008-C1 A3 6.422% 2/15/41	200,000	184,557
General Electric Capital Commercial Mortgage
•Series 2005-C4 A4 5.513% 11/10/45	250,000	257,675
Series 2007-C1 A4 5.543% 12/10/49	725,000	667,219
GMAC Commercial Mortgage Securities Series 2003-C3 A4 5.023% 4/10/40	150,000	157,481
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	525,000	547,562
Series 2005-GG4 A4 4.761% 7/10/39	445,450	442,056
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	100,503
Greenwich Capital Commercial Funding
•Series 2005-GG3 A4 4.799% 8/10/42	250,000	248,455
•Series 2006-GG7 A4 6.085% 7/10/38	500,000	509,708
Series 2007-GG9 A2 5.381% 3/10/39	350,000	360,224
Series 2007-GG11 A2 5.597% 12/10/49	245,000	250,452
Series 2007-GG11 A4 5.736% 12/10/49	100,000	97,205
JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1 A3 5.857% 10/12/35	550,000	575,275
•Series 2003-CB7 A4 4.879% 1/12/38	250,000	259,797
•Series 2004-C2 A3 5.408% 5/15/41	150,000	155,437
•Series 2004-PNC1 A4 5.562% 6/12/41	300,000	309,750
•Series 2005-CB11 A4 5.335% 8/12/37	500,000	519,827
Series 2005-LDP1 A3 4.865% 3/15/46	125,000	128,420
•Series 2005-LDP5 A3 5.373% 12/15/44	200,000	203,809
•Series 2006-CB15 A4 5.814% 6/12/43	250,000	257,932
Series 2006-CB17 A4 5.429% 12/12/43	365,000	366,444
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	99,877
Series 2007-LD12 A2 5.827% 2/15/51	500,000	518,180
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C2 A4 4.367% 3/15/36	250,000	251,610
Series 2004-C8 A4 4.51% 12/15/29	250,000	254,215
•Series 2005-C7 A4 5.197% 11/15/30	200,000	204,982
•Series 2006-C4 A4 6.08% 6/15/38	418,000	439,181
Series 2006-C6 A4 5.372% 9/15/39	250,000	254,335
•Series 2007-C6 A4 5.858% 7/15/40	600,000	590,118
•Series 2007-C7 A3 5.866% 9/15/45	275,000	270,703
Merrill Lynch Mortgage Trust
•Series 2004-BPC1 A3 4.467% 10/12/41	250,000	255,161
•Series 2004-KEY2 A4 4.864% 8/12/39	150,000	150,784
•Series 2007-C1 A4 6.02% 6/12/50	255,000	250,261
Series 2008-C1 A3 5.71% 2/12/51	500,000	509,818
Merrill Lynch/Countrywide Commercial Mortgage Trust
•Series 2006-3 A2 5.291% 7/12/46	200,000	204,416
•Series 2006-4 A3 5.172% 12/12/49	250,000	241,887
Series 2007-5 A4 5.378% 8/12/48	320,000	284,088
Morgan Stanley Capital I
Series 2003-IQ6 A4 4.97% 12/15/41	250,000	262,179
Series 2004-T15 A3 5.03% 6/13/41	250,000	259,271
Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	458,201
Series 2005-IQ9 A5 4.70% 7/15/56	750,000	763,453
•Series 2007-HQ12 A4 5.812% 4/12/49	200,000	196,752
•Series 2007-HQ12 A5 5.812% 4/12/49	250,000	221,892
•Series 2007-IQ15 A4 6.076% 6/11/49	250,000	246,941
Morgan Stanley Dean Witter Capital I
Series 2001-TOP3 A4 6.39% 7/15/33	226,188	235,745
Series 2001-TOP5 A4 6.39% 10/15/35	186,618	196,795
Series 2003-TOP9 A2 4.74% 11/13/36	250,000	259,568
Wachovia Bank Commercial Mortgage Trust
•Series 2003-C8 A4 4.964% 11/15/35	350,000	365,135
Series 2003-C9 A3 4.608% 12/15/35	204,870	210,261
•Series 2003-C9 A4 5.012% 12/15/35	300,000	315,091
•Series 2006-C27 AM 5.795% 7/15/45	250,000	216,727
Series 2007-C31 A2 5.421% 4/15/47	250,000	257,212
•Series 2007-C32 A3 5.929% 6/15/49	200,000	187,740
•Series 2007-C33 A5 6.099% 2/15/51	500,000	450,827
Series 2007-C34 A3 5.678% 5/15/46	500,000	481,336
Total Commercial Mortgage-Backed Securities (Cost $22,711,829)		25,178,025
Corporate Bonds–20.66%
Aerospace & Defense–0.33%
Boeing
1.875% 11/20/12	100,000	100,471
3.50% 2/15/15	100,000	101,856
5.00% 3/15/14	100,000	108,352
6.00% 3/15/19	100,000	110,513
6.125% 2/15/33	50,000	52,725
Embraer Overseas 6.375% 1/15/20	100,000	102,250
General Dynamics
1.80% 7/15/11	65,000	65,657
4.25% 5/15/13	50,000	53,444
5.25% 2/1/14	100,000	109,967
Goodrich
4.875% 3/1/20	50,000	50,457
6.125% 3/1/19	100,000	108,860
Honeywell International
3.875% 2/15/14	55,000	57,652
4.25% 3/1/13	50,000	52,959
5.00% 2/15/19	100,000	104,320
5.70% 3/15/37	100,000	100,753
Lockheed Martin
4.121% 3/14/13	100,000	105,580
4.25% 11/15/19	100,000	96,877
5.50% 11/15/39	100,000	97,919
6.15% 9/1/36	50,000	53,084
Northrop Grumman 3.70% 8/1/14	30,000	30,728
Northrop Grumman Systems 7.875% 3/1/26	100,000	122,782
Raytheon
4.40% 2/15/20	100,000	98,758
6.40% 12/15/18	50,000	56,636
Rockwell Collins 5.25% 7/15/19	50,000	52,025
United Technologies
4.50% 4/15/20	110,000	110,729
4.875% 5/1/15	100,000	108,594
5.375% 12/15/17	50,000	54,014
6.125% 2/1/19	100,000	112,672
6.125% 7/15/38	200,000	214,054
		2,594,688
Air Freight & Logistics–0.06%
FedEx 8.00% 1/15/19	100,000	122,646
United Parcel Service
4.50% 1/15/13	50,000	53,480
5.125% 4/1/19	200,000	213,960
6.20% 1/15/38	105,000	114,677
		504,763
Airlines–0.04%
Continental Airlines 9.00% 7/8/16	195,957	211,634
Delta Air Lines 7.75% 12/17/19	100,000	105,000
		316,634
Automobiles–0.05%
Daimler Finance North America
5.75% 9/8/11	200,000	210,881
6.50% 11/15/13	150,000	166,431
		377,312
Beverages–0.53%
Anheuser-Busch
4.95% 1/15/14	50,000	53,183
6.00% 4/15/11	50,000	52,335
6.45% 9/1/37	100,000	106,923
Anheuser-Busch InBev World
3.00% 10/15/12	200,000	205,493
4.125% 1/15/15	475,000	489,255
5.375% 1/15/20	650,000	671,800
6.375% 1/15/40	200,000	214,208
Bottling Group
4.625% 11/15/12	100,000	107,425
5.125% 1/15/19	200,000	209,928
6.95% 3/15/14	100,000	115,872
Coca-Cola
3.625% 3/15/14	100,000	104,123
5.35% 11/15/17	100,000	110,188
Coca-Cola Enterprises
4.25% 3/1/15	100,000	105,962
6.75% 9/15/28	100,000	115,063
7.375% 3/3/14	100,000	116,943
8.50% 2/1/12	50,000	56,400
Coca-Cola HBC Finance BV 5.125% 9/17/13	50,000	53,801
Diageo Capital
5.75% 10/23/17	100,000	108,516
5.875% 9/30/36	100,000	103,490
Diageo Finance
3.25% 1/15/15	100,000	100,499
5.50% 4/1/13	100,000	109,131
Dr. Pepper Snapple Group
1.70% 12/21/11	100,000	100,298
2.35% 12/21/12	100,000	100,775
PepsiAmericas 4.375% 2/15/14	100,000	105,812
PepsiCo
4.50% 1/15/20	100,000	101,330
4.65% 2/15/13	200,000	215,887
5.00% 6/1/18	50,000	52,780
5.50% 1/15/40	50,000	49,684
7.90% 11/1/18	100,000	124,056
		4,161,160
Biotechnology–0.10%
Amgen
4.50% 3/15/20	50,000	50,018
4.85% 11/18/14	50,000	54,330
5.75% 3/15/40	100,000	99,358
6.15% 6/1/18	100,000	112,712
6.375% 6/1/37	100,000	107,877
6.40% 2/1/39	50,000	54,209
Biogen Idec 6.875% 3/1/18	100,000	109,763
Genentech 5.25% 7/15/35	50,000	47,034
Life Technologies
4.40% 3/1/15	100,000	100,806
6.00% 3/1/20	50,000	51,289
		787,396
Capital Markets–2.53%
Ameriprise Financial 7.30% 6/28/19	20,000	23,213
Bank of New York Mellon
4.30% 5/15/14	230,000	242,348
4.95% 11/1/12	100,000	108,486
4.95% 3/15/15	50,000	53,258
5.45% 5/15/19	100,000	106,245
Bear Stearns
4.65% 7/2/18	100,000	97,686
5.30% 10/30/15	200,000	213,175
5.35% 2/1/12	100,000	106,932
5.55% 1/22/17	200,000	208,062
5.70% 11/15/14	50,000	54,506
6.40% 10/2/17	100,000	110,638
6.95% 8/10/12	200,000	221,689
7.25% 2/1/18	200,000	231,491
BlackRock
3.50% 12/10/14	100,000	101,337
5.00% 12/10/19	100,000	100,293
6.25% 9/15/17	100,000	110,164
Credit Suisse USA
4.875% 1/15/15	100,000	106,147
5.85% 8/16/16	100,000	108,360
6.125% 11/15/11	200,000	214,943
6.50% 1/15/12	50,000	54,386
7.125% 7/15/32	100,000	117,627
Deutsche Bank London
2.375% 1/11/13	100,000	100,236
4.875% 5/20/13	250,000	268,101
5.375% 10/12/12	25,000	27,222
6.00% 9/1/17	500,000	549,048
Export-Import Bank of Korea
5.50% 10/17/12	100,000	106,806
5.875% 1/14/15	200,000	216,041
Goldman Sachs Capital I 6.345% 2/15/34	200,000	185,215
•Goldman Sachs Capital II 5.793% 12/29/49	100,000	85,250
Goldman Sachs Group
1.625% 7/15/11	100,000	101,159
2.15% 3/15/12	100,000	101,924
3.25% 6/15/12	200,000	208,650
3.625% 8/1/12	145,000	150,245
5.125% 1/15/15	200,000	211,188
5.15% 1/15/14	300,000	318,470
5.35% 1/15/16	150,000	158,210
5.625% 1/15/17	100,000	102,614
5.95% 1/18/18	200,000	210,156
6.00% 5/1/14	230,000	252,075
6.125% 2/15/33	50,000	49,570
6.15% 4/1/18	200,000	211,950
6.60% 1/15/12	350,000	379,927
6.75% 10/1/37	500,000	500,925
7.50% 2/15/19	125,000	143,086
Jefferies Group 8.50% 7/15/19	100,000	111,116
KFW
1.875% 1/14/13	400,000	401,732
2.00% 1/17/12	200,000	203,310
2.25% 4/16/12	200,000	204,198
2.625% 3/3/15	200,000	198,448
2.75% 10/21/14	200,000	200,636
3.25% 10/14/11	300,000	310,500
3.25% 3/15/13	100,000	104,036
3.50% 5/16/13	300,000	314,300
3.50% 3/10/14	300,000	312,479
3.75% 6/27/11	300,000	311,068
4.00% 10/15/13	100,000	106,234
4.00% 1/27/20	300,000	299,552
4.125% 10/15/14	100,000	105,027
^4.349% 6/29/37	100,000	24,675
4.375% 3/15/18	200,000	207,746
4.50% 7/16/18	300,000	315,979
4.75% 5/15/12	200,000	214,349
4.875% 1/17/17	100,000	108,766
5.125% 3/14/16	100,000	110,079
^5.241% 4/18/36	100,000	26,265
Korea Development Bank
5.30% 1/17/13	100,000	106,296
8.00% 1/23/14	200,000	230,840
Lazard Group 7.125% 5/15/15	100,000	105,112
Merrill Lynch
5.00% 1/15/15	400,000	409,579
6.05% 5/16/16	200,000	204,189
6.11% 1/29/37	200,000	184,597
6.15% 4/25/13	100,000	107,745
6.22% 9/15/26	150,000	145,127
6.40% 8/28/17	200,000	211,096
6.875% 4/25/18	450,000	485,704
7.75% 5/14/38	200,000	222,368
Morgan Stanley
1.95% 6/20/12	100,000	101,564
2.00% 9/22/11	200,000	203,433
2.25% 3/13/12	100,000	102,078
3.25% 12/1/11	100,000	103,722
4.10% 1/26/15	100,000	99,570
4.75% 4/1/14	300,000	306,599
5.30% 3/1/13	250,000	266,238
5.45% 1/9/17	100,000	101,533
5.55% 4/27/17	250,000	256,056
5.625% 9/23/19	200,000	199,657
5.95% 12/28/17	300,000	308,686
6.00% 5/13/14	300,000	324,337
6.00% 4/28/15	300,000	321,716
6.25% 8/9/26	100,000	102,054
6.625% 4/1/18	200,000	213,648
7.25% 4/1/32	100,000	114,151
7.30% 5/13/19	100,000	110,667
Morgan Stanley Dean Witter
6.60% 4/1/12	200,000	217,096
6.75% 4/15/11	250,000	263,978
Nomura Holdings
5.00% 3/4/15	100,000	102,332
6.70% 3/4/20	83,000	86,294
Northern Trust
4.625% 5/1/14	25,000	26,613
5.50% 8/15/13	100,000	110,750
Oesterreichische Kontrolbank
4.75% 10/16/12	250,000	268,987
4.875% 2/16/16	200,000	215,384
Raymond James Financial 8.60% 8/15/19	200,000	228,956
Rentenbank
1.875% 9/24/12	200,000	201,668
3.25% 3/15/13	200,000	207,548
4.125% 7/15/13	200,000	213,049
5.125% 2/1/17	200,000	218,477
Schwab (Charles) 4.95% 6/1/14	100,000	106,723
		19,635,766
Chemicals–0.30%
Air Products & Chemicals 4.375% 8/21/19	50,000	48,758
Airgas 2.85% 10/1/13	50,000	49,930
Cabot 5.00% 10/1/16	50,000	49,967
Dow Chemical
4.85% 8/15/12	100,000	105,811
5.90% 2/15/15	100,000	108,377
7.375% 11/1/29	25,000	28,027
7.60% 5/15/14	100,000	114,261
8.55% 5/15/19	155,000	187,820
9.40% 5/15/39	100,000	134,448
duPont (E.I.) deNemours
3.25% 1/15/15	100,000	100,719
5.00% 7/15/13	50,000	54,188
5.25% 12/15/16	25,000	27,016
5.75% 3/15/19	100,000	108,924
5.875% 1/15/14	100,000	111,291
6.00% 7/15/18	100,000	111,319
Lubrizol 8.875% 2/1/19	50,000	63,165
Monsanto
5.125% 4/15/18	25,000	26,465
5.875% 4/15/38	50,000	51,252
7.375% 8/15/12	50,000	56,490
Potash
3.75% 9/30/15	120,000	121,574
4.875% 3/30/20	10,000	10,037
6.50% 5/15/19	145,000	161,557
Praxair
2.125% 6/14/13	100,000	100,321
4.50% 8/15/19	100,000	101,253
4.625% 3/30/15	101,000	107,749
Rohm & Haas 5.60% 3/15/13	125,000	133,432
Valspar 7.25% 6/15/19	50,000	56,531
		2,330,682
Commercial Banks–1.85%
•Abbey National Capital Trust I 8.963% 12/29/49	100,000	107,258
American Express Bank FSB 3.15% 12/9/11	350,000	362,944
American Express Centurion Bank 6.00% 9/13/17	100,000	107,487
Bank of Nova Scotia
2.25% 1/22/13	30,000	30,297
3.40% 1/22/15	50,000	50,384
Barclays Bank
2.50% 1/23/13	200,000	200,373
5.00% 9/22/16	150,000	154,392
5.125% 1/8/20	200,000	197,588
5.45% 9/12/12	100,000	107,861
6.75% 5/22/19	100,000	110,820
BB&T
3.375% 9/25/13	100,000	102,149
4.75% 10/1/12	100,000	105,514
4.90% 6/30/17	100,000	99,557
5.70% 4/30/14	100,000	108,765
BNP Paribas 3.25% 3/11/15
	100,000
99,687
BNP Paribas US Medium-Term Note Program 2.125% 12/21/12	100,000	100,485
Capital One Financial
5.70% 9/15/11	200,000	209,102
6.15% 9/1/16	100,000	103,884
6.75% 9/15/17	100,000	110,665
7.375% 5/23/14	200,000	228,753
Citibank
1.25% 9/22/11	150,000	151,031
1.375% 8/10/11	100,000	100,841
1.50% 7/12/11	300,000	302,890
1.75% 12/28/12	100,000	100,351
1.875% 5/7/12	100,000	101,349
Credit Suisse 5.40% 1/14/20	200,000	201,943
Credit Suisse New York
3.45% 7/2/12	100,000	103,575
3.50% 3/23/15	200,000	199,450
5.00% 5/15/13	300,000	322,666
5.30% 8/13/19
	100,000
102,733
5.50% 5/1/14	250,000	272,357
6.00% 2/15/18	200,000	212,088
Fifth Third Bancorp
5.45% 1/15/17	100,000	99,023
8.25% 3/1/38	100,000	105,370
HSBC Bank USA
3.125% 12/16/11	50,000	51,787
4.625% 4/1/14	100,000	104,433
7.00% 1/15/39	100,000	110,016
HSBC Holdings
6.50% 5/2/36	200,000	206,750
6.50% 9/15/37	200,000	207,991
6.80% 6/1/38	100,000	107,581
#ICICI Bank 144A 6.625% 10/3/12	100,000	106,266
KeyBank
5.45% 3/3/16	100,000	98,446
5.80% 7/1/14	150,000	153,554
National City 4.90% 1/15/15	200,000	209,134
National City Bank/Cleveland 6.20% 12/15/11	100,000	107,822
PNC Bank 6.875% 4/1/18	50,000	55,537
PNC Funding
2.30% 6/22/12	50,000	51,162
5.125% 2/8/20	100,000	100,927
5.25% 11/15/15	200,000	210,498
Regions Bank
3.25% 12/9/11	150,000	155,643
7.50% 5/15/18	100,000	99,362
Regions Financial 7.75% 11/10/14	200,000	210,631
Royal Bank of Scotland Group
5.00% 10/1/14	100,000	95,795
6.40% 10/21/19	300,000	300,455
Sovereign Bank 2.75% 1/17/12	100,000	103,126
SunTrust Bank
3.00% 11/16/11	50,000	51,647
5.00% 9/1/15	150,000	150,450
5.45% 12/1/17	50,000	48,453
UBS AG
5.75% 4/25/18	200,000	205,192
5.875% 7/15/16	200,000	206,134
5.875% 12/20/17	200,000	207,453
UnionBanCal 5.25% 12/16/13	40,000	42,841
US Bancorp
1.80% 5/15/12	100,000	101,188
3.15% 3/4/15	100,000	99,077
4.20% 5/15/14	100,000	105,018
US Bank 6.375% 8/1/11	250,000	266,276
USB Capital XIII Trust 6.625% 12/15/39	50,000	50,778
Wachovia
5.30% 10/15/11	325,000	343,990
5.625% 10/15/16	100,000	105,528
5.75% 2/1/18	100,000	106,475
Wachovia Bank
4.875% 2/1/15	250,000	259,503
5.85% 2/1/37	150,000	140,531
6.00% 11/15/17	300,000	325,668
6.60% 1/15/38	200,000	206,438
Wells Fargo
2.125% 6/15/12	100,000	101,596
3.00% 12/9/11	50,000	51,649
3.75% 10/1/14	200,000	202,630
4.375% 1/31/13	250,000	264,011
4.95% 10/16/13	500,000	528,646
5.125% 9/1/12	500,000	531,268
5.25% 10/23/12	200,000	215,601
5.625% 12/11/17	150,000	159,378
6.375% 8/1/11	500,000	529,135
•Wells Fargo Capital XIII 7.70% 12/29/49	200,000	207,500
•Wells Fargo Capital XV 9.75% 12/29/49	200,000	225,000
Westpac Banking
2.25% 11/19/12	100,000	100,764
4.20% 2/27/15	100,000	103,051
4.875% 11/19/19	100,000	99,517
Zions Bancorporation 7.75% 9/23/14	100,000	100,956
		14,363,890
Commercial Services & Supplies– 0.14%
Allied Waste North America 6.875% 6/1/17	50,000	54,578
Donnelley & Sons (R.H.)
8.60% 8/15/16	100,000	111,116
11.25% 2/1/19	50,000	62,836
Equifax 4.45% 12/1/14	50,000	51,503
Pitney Bowes
4.75% 1/15/16	100,000	105,588
4.75% 5/15/18	100,000	101,102
Republic Services
#144A 5.50% 9/15/19	99,000	101,577
6.75% 8/15/11	100,000	106,541
Veolia Environnement 5.25% 6/3/13	100,000	107,428
Waste Management
5.00% 3/15/14	25,000	26,578
6.125% 11/30/39	100,000	99,582
7.00% 7/15/28	25,000	26,951
7.375% 3/11/19	100,000	116,113
		1,071,493
Communications Equipment–0.12%
Cisco Systems
2.90% 11/17/14	200,000	202,720
4.95% 2/15/19	250,000	260,449
5.50% 2/22/16	30,000	33,472
5.50% 1/15/40	100,000	96,240
5.90% 2/15/39	100,000	101,879
Corning 6.625% 5/15/19	20,000	22,222
Harris 6.375% 6/15/19	35,000	38,226
Motorola
6.00% 11/15/17	50,000	51,823
8.00% 11/1/11	100,000	108,089
		915,120
Computers & Peripherals–0.22%
Dell
3.375% 6/15/12	130,000	135,168
6.50% 4/15/38	50,000	53,053
7.10% 4/15/28	50,000	55,801
Hewlett-Packard
2.25% 5/27/11	100,000	101,567
4.25% 2/24/12	100,000	105,687
4.50% 3/1/13	100,000	107,143
4.75% 6/2/14	100,000	108,065
6.125% 3/1/14	100,000	112,715
International Business Machines
2.10% 5/6/13	100,000	100,774
4.75% 11/29/12	100,000	108,253
5.60% 11/30/39	110,000	111,349
5.70% 9/14/17	200,000	221,976
5.875% 11/29/32	120,000	125,857
6.50% 10/15/13	200,000	229,754
		1,677,162
Construction Materials–0.08%
CRH America
5.30% 10/15/13	100,000	106,606
8.125% 7/15/18	125,000	147,429
Lafarge 6.50% 7/15/16	100,000	106,008
Owens Corning 7.00% 12/1/36	100,000	98,270
Vulcan Materials 6.30% 6/15/13	138,000	151,782
		610,095
Consumer Finance–0.49%
American Express
6.15% 8/28/17	100,000	108,104
7.00% 3/19/18	100,000	113,755
7.25% 5/20/14	200,000	226,858
8.125% 5/20/19	100,000	121,323
8.15% 3/19/38	100,000	129,889
American Express Credit
5.875% 5/2/13	250,000	270,998
7.30% 8/20/13	200,000	224,652
Capital One Capital III 7.686% 8/15/36	100,000	96,625
Capital One Capital VI 8.875% 5/15/40	75,000	82,296
Discover Financial Services 10.25% 7/15/19	100,000	119,162
Household Finance
6.375% 10/15/11	100,000	106,437
6.375% 11/27/12	500,000	547,935
HSBC Finance
5.00% 6/30/15	100,000	104,258
5.70% 6/1/11	200,000	208,428
John Deere Capital
2.875% 6/19/12	50,000	51,762
4.50% 4/3/13	100,000	106,840
5.40% 10/17/11	100,000	106,557
5.50% 4/13/17	50,000	54,012
5.65% 7/25/11	100,000	106,020
7.00% 3/15/12	25,000	27,665
Paccar 1.95% 12/17/12	100,000	99,852
SLM
5.00% 10/1/13	100,000	95,611
5.375% 1/15/13	100,000	98,828
5.375% 5/15/14	150,000	142,207
8.00% 3/25/20	50,000	48,770
8.45% 6/15/18	150,000	151,926
Toyota Motor Credit 5.45% 5/18/11	250,000	261,306
		3,812,076
Containers & Packing–0.01%
Bemis
5.65% 8/1/14	65,000	69,972
6.80% 8/1/19	10,000	11,189
		81,161
Diversified Consumer Services–0.05%
John Hopkins University 5.25% 7/1/19	50,000	52,401
Princeton University 5.70% 3/1/39	50,000	52,142
Stanford University 3.625% 5/1/14	100,000	103,993
Vanderbilt University 5.25% 4/1/19	50,000	52,540
Yale University 2.90% 10/15/14	100,000	100,953
		362,029
Diversified Financial Services–2.65%
Allstate Life Global Funding Trusts 5.375% 4/30/13	100,000	109,012
Bank of America
2.10% 4/30/12	300,000	305,679
2.375% 6/22/12	200,000	205,018
3.125% 6/15/12	350,000	363,885
4.90% 5/1/13	100,000	104,692
5.30% 3/15/17	50,000	49,566
5.375% 9/11/12	250,000	265,673
5.625% 10/14/16	200,000	207,354
5.65% 5/1/18	200,000	202,659
5.75% 12/1/17	100,000	102,685
6.00% 10/15/36	100,000	92,825
6.50% 8/1/16	200,000	216,480
7.25% 10/15/25	30,000	31,034
7.375% 5/15/14	400,000	450,219
7.625% 6/1/19	300,000	343,738
Boeing Capital 6.50% 2/15/12	50,000	54,646
BP Capital Markets
1.55% 8/11/11	50,000	50,509
3.125% 3/10/12	100,000	103,640
3.625% 5/8/14	100,000	103,832
3.875% 3/10/15	100,000	103,974
4.75% 3/10/19	100,000	102,981
5.25% 11/7/13	100,000	110,133
Caterpillar Finance Services
1.90% 12/17/12	125,000	125,940
2.00% 4/5/13	100,000	99,829
4.90% 8/15/13	50,000	54,038
6.125% 2/17/14	100,000	112,793
7.15% 2/15/19	100,000	117,908
Citigroup
2.125% 4/30/12	450,000	458,469
2.875% 12/9/11	100,000	103,226
5.00% 9/15/14	250,000	249,894
5.10% 9/29/11	100,000	104,268
5.25% 2/27/12	100,000	104,776
5.30% 10/17/12	300,000	315,276
5.50% 4/11/13	300,000	315,453
5.50% 2/15/17	50,000	49,471
5.625% 8/27/12	100,000	104,885
5.85% 8/2/16	100,000	102,690
6.00% 8/15/17	100,000	102,443
6.125% 11/21/17	200,000	206,046
6.125% 5/15/18	125,000	127,927
6.125% 8/25/36	200,000	175,057
6.375% 8/12/14	500,000	534,658
6.50% 8/19/13	100,000	107,883
6.625% 6/15/32	100,000	93,709
6.875% 3/5/38	350,000	354,774
8.125% 7/15/39	50,000	57,896
8.50% 5/22/19	300,000	350,730
Citigroup Funding
1.375% 5/5/11	100,000	100,815
1.875% 10/22/12	200,000	201,721
1.875% 11/15/12	200,000	201,577
2.00% 3/30/12	100,000	101,476
2.125% 7/12/12	200,000	203,699
2.25% 12/10/12	100,000	101,689
CME Group 5.75% 2/15/14	200,000	219,754
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	111,471
Countrywide Financial
5.80% 6/7/12	500,000	531,773
6.25% 5/15/16	200,000	205,598
Diageo Investment 9.00% 8/15/11	100,000	110,133
•GE Capital Trust I 6.375% 11/15/67	100,000	94,000
General Electric Capital
2.00% 9/28/12	200,000	202,845
2.125% 12/21/12	100,000	101,375
2.20% 6/8/12	100,000	101,910
2.25% 3/12/12	100,000	102,175
2.625% 12/28/12	300,000	308,275
2.80% 1/8/13	100,000	101,275
3.00% 12/9/11	400,000	413,527
3.50% 8/13/12	100,000	103,397
3.75% 11/14/14	100,000	101,415
4.80% 5/1/13	200,000	212,698
4.875% 3/4/15	100,000	105,197
5.00% 11/15/11	150,000	158,381
5.25% 10/19/12	200,000	214,836
5.45% 1/15/13	200,000	216,573
5.625% 9/15/17	100,000	105,453
5.625% 5/1/18	450,000	471,016
5.875% 2/15/12	200,000	215,081
5.875% 1/14/38	400,000	381,564
5.90% 5/13/14	600,000	660,752
6.00% 6/15/12	200,000	216,875
6.00% 8/7/19	100,000	105,856
6.75% 3/15/32	230,000	244,047
6.875% 1/10/39	500,000	541,064
GMAC
1.75% 10/30/12	200,000	201,283
2.20% 12/19/12	250,000	253,882
JPMorgan Chase
2.125% 6/22/12	100,000	101,943
2.125% 12/26/12	300,000	304,470
2.20% 6/15/12	100,000	102,018
3.125% 12/1/11	300,000	310,552
4.65% 6/1/14	300,000	317,297
4.75% 5/1/13	200,000	213,329
5.375% 10/1/12	100,000	108,275
5.60% 6/1/11	200,000	210,681
6.00% 10/1/17	350,000	373,721
6.00% 1/15/18	150,000	163,110
6.30% 4/23/19	200,000	221,096
6.40% 5/15/38	200,000	216,673
6.625% 3/15/12	100,000	108,758
JPMorgan Chase Capital XX 6.55% 9/29/36	200,000	188,252
JPMorgan Chase Capital XXII 6.45% 2/2/37	150,000	139,686
JPMorgan Chase Capital XXVII 7.00% 11/1/39	100,000	102,372
NASDAQ OMX Group
4.00% 1/15/15	100,000	99,630
5.55% 1/15/20	100,000	99,633
National Rural Utilities Cooperative Finance
5.45% 2/1/18	25,000	26,451
5.50% 7/1/13	100,000	109,580
7.25% 3/1/12	100,000	110,050
8.00% 3/1/32	150,000	179,211
10.375% 11/1/18	100,000	133,211
Private Export Funding
4.30% 12/15/21	100,000	94,473
4.55% 5/15/15	100,000	107,397
4.95% 11/15/15	100,000	108,974
TECO Finance 6.572% 11/1/17	100,000	110,079
		20,595,653
Diversified Telecommunication Services–1.06%
AT&T
4.85% 2/15/14	100,000	107,464
4.95% 1/15/13	150,000	161,234
5.50% 2/1/18	100,000	106,334
5.80% 2/15/19	150,000	160,621
6.30% 1/15/38	100,000	101,813
6.40% 5/15/38	50,000	51,576
6.55% 2/15/39	350,000	369,159
6.80% 5/15/36	200,000	212,126
7.30% 11/15/11	100,000	109,350
8.00% 11/15/13	200,000	228,403
8.00% 11/15/31	160,000	195,069
BellSouth
5.20% 9/15/14	200,000	215,705
6.875% 10/15/31	100,000	105,002
British Telecommunications
5.15% 1/15/13	200,000	211,610
Φ9.625% 12/15/30	100,000	126,242
CenturyTel 7.60% 9/15/39	100,000	96,671
Deutsche Telekom International Finance
5.25% 7/22/13	200,000	214,631
6.00% 7/8/19	250,000	268,359
8.75% 6/15/30	200,000	256,824
Embarq
7.082% 6/1/16	225,000	245,365
7.995% 6/1/36	50,000	50,837
France Telecom
5.375% 7/8/19	300,000	317,157
8.50% 3/1/31	100,000	133,015
GTE
6.94% 4/15/28	100,000	105,263
8.75% 11/1/21	100,000	123,570
GTE Florida 6.125% 1/15/13	100,000	108,662
Nokia
5.375% 5/15/19	100,000	105,518
6.625% 5/15/39	40,000	44,037
Pacific Bell Telephone 6.625% 10/15/34	100,000	100,285
Qwest
7.50% 6/15/23	100,000	100,500
#144A 8.375% 5/1/16	200,000	226,000
SBC Communications
5.10% 9/15/14	50,000	54,151
5.625% 6/15/16	100,000	109,776
Telecom Italia Capital
5.25% 11/15/13	100,000	104,829
5.25% 10/1/15	100,000	102,511
6.175% 6/18/14	100,000	106,989
7.175% 6/18/19	100,000	108,144
7.721% 6/4/38	250,000	269,021
Telefonica Emisiones
4.949% 1/15/15	85,000	89,851
5.877% 7/15/19	100,000	107,296
6.421% 6/20/16	175,000	194,662
7.045% 6/20/36	175,000	197,923
Verizon Communications
4.35% 2/15/13	200,000	212,279
5.50% 4/1/17	200,000	213,627
5.50% 2/15/18	150,000	159,236
6.35% 4/1/19	250,000	277,282
6.90% 4/15/38	150,000	165,973
7.35% 4/1/39	100,000	116,261
8.95% 3/1/39	200,000	272,062
Verizon Global Funding
7.375% 9/1/12	200,000	226,612
7.75% 12/1/30	100,000	119,323
Verizon Pennsylvania 5.65% 11/15/11	100,000	105,912
		8,272,122
Electric Utilities–1.35%
AEP Texas Central 5.17% 1/1/18	250,000	275,210
Alabama Power
5.80% 11/15/13	100,000	112,035
6.125% 5/15/38	100,000	106,029
Ameren 8.875% 5/15/14	100,000	115,486
Ameren Energy Generating 6.30% 4/1/20	50,000	50,338
Appalachian Power 5.00% 6/1/17	100,000	101,750
Atlantic City Electric 7.75% 11/15/18	15,000	17,905
Baltimore Gas & Electric 6.35% 10/1/36	100,000	104,043
Carolina Power & Light
5.125% 9/15/13	100,000	109,455
5.30% 1/15/19	100,000	105,384
6.30% 4/1/38	50,000	54,009
CenterPoint Energy Houston Electric 5.75% 1/15/14	100,000	109,236
Cincinnati Gas & Electric 5.70% 9/15/12	50,000	54,201
Cleco Power 6.50% 12/1/35	50,000	49,717
Columbus Southern Power 5.50% 3/1/13	50,000	54,095
Commonwealth Edison
5.80% 3/15/18	100,000	108,334
6.45% 1/15/38	100,000	107,571
Consolidated Edison
4.875% 2/1/13	100,000	107,544
5.85% 3/15/36	100,000	100,769
6.30% 8/15/37	20,000	21,384
6.75% 4/1/38	25,000	28,298
7.125% 12/1/18	100,000	118,178
Consumers Energy 5.65% 9/15/18	100,000	105,428
Detroit Edison 6.625% 6/1/36	100,000	111,141
Duke Energy
3.35% 4/1/15	100,000	99,477
5.05% 9/15/19	100,000	101,362
5.45% 4/1/19	50,000	53,448
5.65% 6/15/13	100,000	109,267
Duke Energy Carolinas 6.10% 6/1/37	70,000	73,420
Duke Energy Indiana 6.45% 4/1/39	130,000	141,945
Duke Energy Ohio 2.10% 6/15/13	100,000	100,202
Energy East 6.75% 7/15/36	100,000	107,184
Entergy Texas 7.125% 2/1/19	455,000	511,100
Exelon 4.90% 6/15/15	50,000	52,171
Exelon Generation
5.35% 1/15/14	100,000	106,721
6.20% 10/1/17	25,000	27,248
FirstEnergy
6.45% 11/15/11	7,000	7,427
7.375% 11/15/31	100,000	103,771
#FirstEnergy Solutions 144A
4.80% 2/15/15	80,000	81,962
6.05% 8/15/21	100,000	100,333
Florida Power & Light
5.69% 3/1/40	50,000	49,627
5.95% 2/1/38	100,000	102,863
5.96% 4/1/39	100,000	103,060
FPL Group Capital
5.625% 9/1/11	25,000	26,426
6.00% 3/1/19	100,000	107,273
Georgia Power
4.25% 12/1/19	80,000	78,702
5.25% 12/15/15	25,000	27,394
Hydro Quebec
6.30% 5/11/11	100,000	106,111
8.05% 7/7/24	50,000	66,088
8.50% 12/1/29	115,000	152,064
Indiana Michigan Power 7.00% 3/15/19	100,000	113,058
Interstate Power & Light 6.25% 7/15/39	30,000	31,486
Jersey Central Power &Light 7.35% 2/1/19	100,000	115,981
MidAmerican Energy
5.30% 3/15/18	100,000	104,353
5.75% 11/1/35	25,000	24,860
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	105,846
5.875% 10/1/12	100,000	109,227
5.95% 5/15/37	25,000	24,693
6.125% 4/1/36	50,000	50,540
6.50% 9/15/37	100,000	106,095
National Grid 6.30% 8/1/16	100,000	111,337
Nevada Power
6.50% 8/1/18	50,000	54,665
7.125% 3/15/19	100,000	112,798
Northern States Power
5.25% 3/1/18	100,000	104,883
5.35% 11/1/39	40,000	38,052
NSTAR Electric 4.875% 10/15/12	100,000	108,205
Ohio Edison 8.25% 10/15/38	100,000	127,397
Ohio Power 5.375% 10/1/21	125,000	127,872
Oncor Electric Delivery
5.95% 9/1/13	200,000	218,577
6.375% 5/1/12	175,000	189,331
7.00% 5/1/32	50,000	54,823
Ontario Electricity Financial 7.45% 3/31/13	100,000	114,598
Pacific Gas & Electric
6.05% 3/1/34	200,000	206,619
6.25% 12/1/13	100,000	112,995
6.25% 3/1/39	100,000	105,655
8.25% 10/15/18	100,000	122,270
PacifiCorp
5.75% 4/1/37	100,000	99,700
6.00% 1/15/39	100,000	103,171
6.35% 7/15/38	25,000	27,000
PECO Energy 5.95% 10/1/36	100,000	102,813
Pepco Holdings 6.45% 8/15/12	50,000	53,603
Portland General Electric 6.10% 4/15/19	100,000	111,070
Potomac Electric Power 7.90% 12/15/38	100,000	126,797
PPL Electric Utilities 6.25% 5/15/39	30,000	32,141
PPL Energy Supply
6.40% 11/1/11	100,000	107,006
6.50% 5/1/18	25,000	26,681
Progress Energy
6.00% 12/1/39	50,000	48,898
7.05% 3/15/19	100,000	113,030
7.75% 3/1/31	50,000	59,125
Public Service Company of Colorado 5.125% 6/1/19	135,000	140,668
Public Service Company of Oklahoma 5.15% 12/1/19	75,000	75,802
Public Service Electric & Gas
5.30% 5/1/18	50,000	52,825
5.375% 9/1/13	50,000	54,911
San Diego Gas & Electric 6.00% 6/1/39	110,000	116,903
Scottish Power 5.375% 3/15/15	100,000	106,407
Sierra Pacific Power 6.00% 5/15/16	100,000	108,846
South Carolina Electric & Gas 6.05% 1/15/38	25,000	26,060
Southern
4.15% 5/15/14	50,000	52,235
5.30% 1/15/12	100,000	106,358
Southern California Edison
5.75% 3/15/14	100,000	111,192
5.95% 2/1/38	25,000	26,072
6.05% 3/15/39	170,000	179,829
Tampa Electric 6.10% 5/15/18	50,000	54,293
Toledo Edison 7.25% 5/1/20	30,000	34,752
Union Electric
6.70% 2/1/19	50,000	55,404
8.45% 3/15/39	80,000	106,185
Virginia Electric & Power
4.75% 3/1/13	50,000	53,487
5.00% 6/30/19	200,000	205,827
6.00% 5/15/37	25,000	25,879
8.875% 11/15/38	100,000	139,394
Wisconsin Electric Power
4.25% 12/15/19	25,000	24,497
6.00% 4/1/14	100,000	111,450
		10,500,713
Electrical Equipment–0.05%
Cooper 5.25% 11/15/12	25,000	27,133
Emerson Electric
4.125% 4/15/15	100,000	105,066
4.25% 11/15/20	50,000	48,932
5.25% 10/15/18	25,000	26,671
5.25% 11/15/39	50,000	47,516
Roper Industries 6.25% 9/1/19	100,000	106,158
		361,476
Electronic Equipment & Instruments–0.08%
Agilent Technologies 5.50% 9/14/15	100,000	107,322
Amphenol 4.75% 11/15/14	100,000	102,975
Arrow Electronics 6.00% 4/1/20	50,000	50,542
Avnet 5.875% 3/15/14	100,000	106,700
Philips Electronics
5.75% 3/11/18	200,000	213,652
6.875% 3/11/38	50,000	56,691
		637,882
Energy Equipment & Services–0.13%
Baker Hughes 6.50% 11/15/13	50,000	57,218
Diamond Offshore Drilling
5.70% 10/15/39	100,000	98,384
5.875% 5/1/19	40,000	43,514
Halliburton
5.90% 9/15/18	50,000	55,036
7.45% 9/15/39	100,000	122,418
Rowan 7.875% 8/1/19	65,000	74,572
Transocean
6.00% 3/15/18	125,000	136,286
6.80% 3/15/38	50,000	56,331
Weatherford International
5.15% 3/15/13	100,000	106,330
6.00% 3/15/18	50,000	52,300
7.00% 3/15/38	25,000	26,516
9.625% 3/1/19	100,000	126,737
9.875% 3/1/39	50,000	66,586
		1,022,228
Food & Staples Retailing–0.35%
Costco Wholesale
5.30% 3/15/12	25,000	26,868
5.50% 3/15/17	50,000	54,948
CVS Caremark
5.75% 6/1/17	150,000	161,997
6.125% 9/15/39	100,000	99,725
6.25% 6/1/27	30,000	31,236
•6.302% 6/1/37	100,000	94,547
6.60% 3/15/19	100,000	111,993
Delhaize America 9.00% 4/15/31	125,000	159,437
Delhaize Group 5.875% 2/1/14	45,000	49,248
Kroger
3.90% 10/1/15	130,000	131,756
5.00% 4/15/13	100,000	106,552
6.80% 4/1/11	100,000	105,276
6.90% 4/15/38	100,000	111,916
Safeway
6.25% 3/15/14	100,000	111,252
6.35% 8/15/17	50,000	55,461
Sysco 6.625% 3/17/39	50,000	57,897
Walgreen
4.875% 8/1/13	100,000	108,950
5.25% 1/15/19	50,000	53,231
Wal-Mart Stores
3.20% 5/15/14	200,000	205,260
4.125% 2/1/19	100,000	100,151
4.25% 4/15/13	100,000	106,802
4.55% 5/1/13	100,000	107,601
5.25% 9/1/35	100,000	95,869
6.20% 4/15/38	100,000	108,061
6.50% 8/15/37	225,000	250,275
7.55% 2/15/30	100,000	123,944
		2,730,253
Food Products–0.31%
Archer-Daniels-Midland 5.45% 3/15/18	100,000	107,786
Bunge Limited Finance 8.50% 6/15/19	135,000	157,196
Campbell Soup
3.375% 8/15/14	100,000	102,818
4.50% 2/15/19	35,000	35,678
ConAgra Foods
5.819% 6/15/17	50,000	53,910
8.25% 9/15/30	100,000	122,965
General Mills
5.20% 3/17/15	100,000	108,677
5.65% 9/10/12	100,000	109,072
5.65% 2/15/19	100,000	107,450
Heinz (H.J.) 5.35% 7/15/13	100,000	108,517
Heinz (H.J.) Finance 6.75% 3/15/32	30,000	32,473
Hershey 5.00% 4/1/13	100,000	107,428
Kellogg
4.25% 3/6/13	50,000	52,859
7.45% 4/1/31	100,000	122,032
Kraft Foods
4.125% 2/9/16	50,000	50,731
5.375% 2/10/20	100,000	101,829
6.125% 2/1/18	50,000	54,805
6.25% 6/1/12	275,000	301,105
6.50% 11/1/31	100,000	103,234
6.50% 2/9/40	100,000	103,976
6.875% 2/1/38	50,000	54,266
#Ralcorp Holdings 144A 6.625% 8/15/39	50,000	49,866
Sara Lee
6.125% 11/1/32	25,000	24,638
6.25% 9/15/11	100,000	106,296
Unilever Capital 4.80% 2/15/19	100,000	103,289
		2,382,896
Gas Utilities–0.02%
Atmos Energy 8.50% 3/15/19	100,000	122,887
CenterPoint Energy Resources 7.875% 4/1/13	50,000	57,292
		180,179
Health Care Equipment & Supplies–0.14%
Baxter International
4.50% 8/15/19	100,000	101,100
4.625% 3/15/15	50,000	53,503
6.25% 12/1/37	50,000	54,576
Beckman Coulter 6.00% 6/1/15	50,000	54,492
Becton Dickinson 6.00% 5/15/39	100,000	105,779
CareFusion 6.375% 8/1/19	50,000	54,775
Covidien International Finance
6.00% 10/15/17	25,000	27,458
6.55% 10/15/37	100,000	112,156
Hospira
5.90% 6/15/14	100,000	109,052
6.05% 3/30/17	25,000	26,890
6.40% 5/15/15	15,000	16,654
Medtronic 5.60% 3/15/19	100,000	108,366
St. Jude Medical 3.75% 7/15/14	100,000	102,641
Stryker
3.00% 1/15/15	100,000	100,064
4.375% 1/15/20	100,000	99,366
		1,126,872
Health Care Providers & Services–0.24%
Aetna
6.00% 6/15/16	50,000	54,889
6.50% 9/15/18	100,000	111,770
6.75% 12/15/37	100,000	107,553
AmerisourceBergen 4.875% 11/15/19	50,000	49,884
CIGNA 7.875% 5/15/27	25,000	27,917
Express Scripts 5.25% 6/15/12	200,000	213,362
Humana 7.20% 6/15/18	100,000	108,303
Medco Health Solutions
7.125% 3/15/18	25,000	28,547
7.25% 8/15/13	50,000	56,575
Quest Diagnostics
4.75% 1/30/20	60,000	58,812
5.75% 1/30/40	40,000	38,366
UnitedHealth Group
5.50% 11/15/12	200,000	216,413
6.00% 2/15/18	200,000	213,875
6.50% 6/15/37	50,000	50,992
6.625% 11/15/37	100,000	104,287
WellPoint
5.25% 1/15/16	100,000	105,557
5.85% 1/15/36	25,000	24,269
5.875% 6/15/17	50,000	53,763
6.00% 2/15/14	100,000	110,028
7.00% 2/15/19	100,000	113,590
		1,848,752
Hotels, Restaurants & Leisure–0.07%
Darden Restaurants 6.80% 10/15/37	84,000	89,284
Marriott International 5.625% 2/15/13	50,000	53,233
McDonald's
4.30% 3/1/13	50,000	53,303
5.80% 10/15/17	100,000	111,721
6.30% 3/1/38	50,000	54,496
Yum Brands
4.25% 9/15/15	50,000	51,245
5.30% 9/15/19	50,000	51,287
8.875% 4/15/11	50,000	53,638
		518,207
Household Durables–0.10%
Black & Decker 8.95% 4/15/14	100,000	118,499
Fortune Brands
3.00% 6/1/12	100,000	100,253
5.375% 1/15/16	50,000	52,157
6.375% 6/15/14	200,000	219,078
Snap-On 6.125% 9/1/21	50,000	52,381
Toll Brothers Finance
6.75% 11/1/19	50,000	50,609
8.91% 10/15/17	50,000	57,107
Whirlpool
5.50% 3/1/13	50,000	52,372
8.00% 5/1/12	75,000	82,469
		784,925
Household Products–0.10%
Clorox 5.00% 3/1/13	100,000	108,252
Kimberly-Clark 6.125% 8/1/17	100,000	112,841
Procter & Gamble
1.375% 8/1/12	75,000	75,053
4.60% 1/15/14	250,000	268,842
4.70% 2/15/19	100,000	102,739
4.85% 12/15/15	50,000	54,893
5.55% 3/5/37	50,000	50,734
		773,354
Independent Power Producers & Energy Traders–0.07%
Constellation Energy Group 4.55% 6/15/15	25,000	25,596
Exelon Generation 6.25% 10/1/39	100,000	101,462
Oglethorpe Power 5.95% 11/1/39	100,000	102,938
PSEG Power
#144A 2.50% 4/15/13	75,000	75,100
#144A 5.125% 4/15/20	60,000	60,078
5.50% 12/1/15	100,000	108,120
TransAlta 4.75% 1/15/15	100,000	103,379
		576,673
Industrial Conglomerates–0.14%
3M
4.375% 8/15/13	25,000	26,838
4.50% 11/1/11	100,000	105,596
6.375% 2/15/28	25,000	28,037
General Electric
5.00% 2/1/13	150,000	161,803
5.25% 12/6/17	300,000	315,152
ITT 4.90% 5/1/14	45,000	47,834
Textron 6.20% 3/15/15	100,000	106,029
Tyco International Finance
4.125% 10/15/14	100,000	103,505
6.00% 11/15/13	50,000	55,301
8.50% 1/15/19	100,000	124,217
		1,074,312
Insurance–0.79%
ACE INA Holdings
5.70% 2/15/17	50,000	54,091
5.90% 6/15/19	125,000	136,497
Aegon 4.625% 12/1/15	100,000	101,010
AFLAC
6.90% 12/17/39	30,000	31,016
8.50% 5/15/19	100,000	120,604
Allstate
5.00% 8/15/14	75,000	80,224
7.45% 5/16/19	100,000	117,546
American Financial Group 9.875% 6/15/19	100,000	118,086
American International Group
4.25% 5/15/13	70,000	68,760
5.85% 1/16/18	200,000	186,116
8.25% 8/15/18	234,000	245,902
AXA 8.60% 12/15/30	100,000	121,578
Berkshire Hathaway Finance
4.00% 4/15/12	600,000	632,029
4.60% 5/15/13	100,000	106,698
5.40% 5/15/18	50,000	53,249
5.75% 1/15/40	100,000	99,272
Chubb
5.75% 5/15/18	100,000	108,295
6.00% 5/11/37	100,000	102,917
CNA Financial 7.35% 11/15/19	120,000	125,632
Delphi Financial Group 7.875% 1/31/20	25,000	25,857
Genworth Financial
5.75% 6/15/14	100,000	102,244
6.515% 5/22/18	50,000	49,333
Hartford Financial Services Group
4.625% 7/15/13	100,000	103,605
6.10% 10/1/41	50,000	44,799
6.30% 3/15/18	100,000	104,842
HCC Insurance Holdings 6.30% 11/15/19	50,000	52,192
Loews 6.00% 2/1/35	100,000	96,309
Markel 7.125% 9/30/19	100,000	107,685
Marsh & McLennan
5.375% 7/15/14	100,000	103,538
5.75% 9/15/15	50,000	53,011
MetLife
5.00% 6/15/15	100,000	104,976
5.70% 6/15/35	50,000	48,114
6.125% 12/1/11	100,000	107,029
6.50% 12/15/32	100,000	104,915
6.75% 6/1/16	200,000	224,416
10.75% 8/1/39	150,000	193,833
PartnerRe Finance 5.50% 6/1/20	100,000	99,241
Principal Financial Group 8.875% 5/15/19	100,000	120,281
Principal Life Income Funding Trusts 5.30% 4/24/13	150,000	161,133
•Progressive 6.70% 6/15/37	100,000	98,325
Protective Life
7.375% 10/15/19	50,000	53,202
8.45% 10/15/39	25,000	26,292
Prudential Financial
2.75% 1/14/13	50,000	50,094
3.875% 1/14/15	65,000	64,948
4.50% 7/15/13	100,000	104,630
5.10% 9/20/14	100,000	105,728
5.15% 1/15/13	100,000	106,173
5.70% 12/14/36	50,000	47,533
7.375% 6/15/19	175,000	201,031
Reinsurance Group of America 6.45% 11/15/19	90,000	94,213
St. Paul Traveler 6.75% 6/20/36	100,000	109,872
Torchmark 9.25% 6/15/19	25,000	29,992
Transatlantic Holdings 8.00% 11/30/39	100,000	102,494
Travelers
5.90% 6/2/19	100,000	109,565
6.25% 6/15/37	100,000	106,138
Willis North America 7.00% 9/29/19	100,000	104,900
		6,132,005
IT Services–0.07%
Computer Sciences 6.50% 3/15/18	150,000	166,328
Electronic Data Systems 7.45% 10/15/29	25,000	30,063
Fiserv 6.125% 11/20/12	100,000	108,902
Western Union
#144A 5.253% 4/1/20	107,010	108,156
6.50% 2/26/14	100,000	112,873
		526,322
Leisure Equipment & Products–0.01%
Hasbro 6.35% 3/15/40	65,000	64,436
		64,436
Machinery–0.17%
Caterpillar
6.05% 8/15/36	50,000	52,756
7.90% 12/15/18	100,000	122,969
8.25% 12/15/38	100,000	134,125
Danaher 5.625% 1/15/18	100,000	109,014
Deere
4.375% 10/16/19	150,000	149,075
5.375% 10/16/29	100,000	99,998
Dover
4.875% 10/15/15	50,000	54,367
6.60% 3/15/38	25,000	28,335
Eaton
5.95% 3/20/14	100,000	110,571
6.95% 3/20/19	50,000	57,927
Ingersoll-Rand Global Holdings 9.50% 4/15/14	300,000	364,073
Parker Hannifin 6.25% 5/15/38	50,000	53,497
		1,336,707
Media–0.95%
AOL Time Warner 7.625% 4/15/31	125,000	143,161
CBS
5.625% 8/15/12	50,000	53,966
6.625% 5/15/11	50,000	52,522
7.875% 7/30/30	100,000	110,495
8.875% 5/15/19	100,000	120,997
Comcast
5.15% 3/1/20	100,000	101,093
5.70% 5/15/18	200,000	212,403
5.70% 7/1/19	200,000	209,214
5.90% 3/15/16	150,000	164,065
6.40% 3/1/40	100,000	101,984
6.45% 3/15/37	200,000	204,328
6.50% 1/15/17	100,000	111,325
6.50% 11/15/35	100,000	102,750
6.95% 8/15/37	250,000	271,315
Comcast Cable Communications 7.125% 6/15/13	100,000	113,426
COX Communications
5.45% 12/15/14	100,000	108,207
7.125% 10/1/12	100,000	111,831
#DIRECTV Holdings 144A
3.55% 3/15/15	195,000	192,085
5.20% 3/15/20	65,000	64,116
6.35% 3/15/40	20,000	19,919
#DIRECTV Holdings/Financing 144A
5.875% 10/1/19
		40,000
	41,703
7.625% 5/15/16	107,000	119,988
Disney (Walt)
4.50% 12/15/13	200,000	215,569
6.00% 7/17/17	150,000	168,204
Grupo Televisa
6.625% 1/15/40	100,000	100,358
8.50% 3/11/32	200,000	245,581
McGraw-Hill 6.55% 11/15/37	100,000	107,437
News America
5.30% 12/15/14	125,000	137,108
5.65% 8/15/20	100,000	105,571
6.15% 3/1/37	30,000	29,667
6.40% 12/15/35	200,000	204,879
6.65% 11/15/37	50,000	52,756
6.90% 8/15/39	100,000	109,526
Omnicom Group 6.25% 7/15/19	100,000	108,521
Reed Elsevier Capital 8.625% 1/15/19	100,000	124,957
Rogers Communications
6.80% 8/15/18	150,000	170,910
7.50% 8/15/38	25,000	29,379
Rogers Wireless 7.25% 12/15/12	100,000	113,408
Thomson Reuters
4.70% 10/15/19	100,000	100,702
5.95% 7/15/13	100,000	110,600
6.50% 7/15/18	50,000	56,517
Time Warner
5.875% 11/15/16	150,000	164,107
6.50% 11/15/36	100,000	103,055
6.875% 5/1/12	200,000	220,098
7.70% 5/1/32	130,000	150,468
Time Warner Cable
3.50% 2/1/15	50,000	50,097
5.00% 2/1/20	145,000	143,242
5.85% 5/1/17	100,000	107,231
6.20% 7/1/13	50,000	55,215
6.55% 5/1/37	50,000	51,269
6.75% 6/15/39	100,000	105,244
7.30% 7/1/38	150,000	167,468
7.50% 4/1/14	100,000	115,546
8.25% 2/14/14	100,000	117,440
8.25% 4/1/19	100,000	121,209
Time Warner Entertainment 8.375% 3/15/23	250,000	305,750
Viacom
5.625% 9/15/19	100,000	104,059
6.25% 4/30/16	100,000	110,621
6.875% 4/30/36	150,000	159,523
		7,374,185
Metals & Mining–0.48%
Alcan 6.125% 12/15/33	50,000	51,778
Alcoa
6.00% 7/15/13	300,000	320,238
6.75% 7/15/18	100,000	103,801
Allegheny Technologies 9.375% 6/1/19	100,000	116,537
ArcelorMittal
5.375% 6/1/13	50,000	53,259
6.125% 6/1/18	50,000	52,570
9.00% 2/15/15	100,000	119,553
9.85% 6/1/19	100,000	127,304
ArcelorMittal USA Partnership 9.75% 4/1/14	100,000	103,335
Barrick Australian Finance 5.95% 10/15/39	100,000	98,822
Barrick Gold 6.95% 4/1/19	100,000	114,616
Barrick North American Finance 7.50% 9/15/38	25,000	29,699
BHP Billiton Finance
4.80% 4/15/13	50,000	53,760
5.40% 3/29/17	100,000	108,243
5.50% 4/1/14	100,000	110,135
6.50% 4/1/19	150,000	171,792
Freeport McMoRan Copper & Gold
8.25% 4/1/15	100,000	108,987
8.375% 4/1/17	175,000	194,948
Newmont Mining
5.125% 10/1/19	180,000	181,411
6.25% 10/1/39	100,000	100,333
Nucor
5.75% 12/1/17	50,000	54,115
5.85% 6/1/18	100,000	108,730
Rio Tinto Finance
5.875% 7/15/13	200,000	220,004
6.50% 7/15/18	50,000	56,370
7.125% 7/15/28	75,000	86,079
8.95% 5/1/14	190,000	229,150
9.00% 5/1/19	100,000	128,554
Vale Overseas
5.625% 9/15/19	100,000	103,764
6.25% 1/11/16	100,000	108,911
6.875% 11/21/36	100,000	103,705
6.875% 11/10/39	170,000	176,995
		3,697,498
Multi-Utilities–0.18%
Alliant Energy 4.00% 10/15/14	50,000	50,443
Avista 5.125% 4/1/22	30,000	30,179
Consolidated Edison New York5.50% 12/1/39	80,000	76,702
Dominion Resources
5.20% 8/15/19	80,000	82,033
5.95% 6/15/35	25,000	25,351
6.40% 6/15/18	76,000	84,815
DTE Energy
6.35% 6/1/16	50,000	54,124
7.625% 5/15/14	100,000	113,866
KeySpan 8.00% 11/15/30	25,000	30,220
NiSource Finance
5.40% 7/15/14	150,000	158,335
5.45% 9/15/20	25,000	24,829
6.125% 3/1/22	100,000	104,555
NSTAR 4.50% 11/15/19	110,000	109,673
SCANA 6.25% 4/1/20	100,000	106,828
Sempra Energy
6.00% 2/1/13	50,000	53,948
6.00% 10/15/39	125,000	123,094
6.15% 6/15/18	25,000	27,072
6.50% 6/1/16	130,000	145,420
		1,401,487
Multiline Retail–0.09%
Kohl's 6.25% 12/15/17	50,000	55,711
Nordstrom 6.75% 6/1/14	60,000	67,436
Target
5.125% 1/15/13	100,000	108,645
5.875% 3/1/12	100,000	108,494
6.00% 1/15/18	50,000	56,067
6.50% 10/15/37	100,000	109,188
7.00% 1/15/38	150,000	173,962
		679,503
Office Electronics–0.07%
Xerox
5.50% 5/15/12	100,000	106,123
6.35% 5/15/18	150,000	162,751
6.40% 3/15/16	100,000	109,888
8.25% 5/15/14	125,000	145,269
		524,031
Oil, Gas & Consumable Fuels–1.83%
Amerada Hess 7.125% 3/15/33	100,000	112,631
Anadarko Petroleum
5.95% 9/15/16	100,000	109,094
6.20% 3/15/40	100,000	98,722
6.45% 9/15/36	50,000	51,120
7.625% 3/15/14	100,000	115,065
7.95% 6/15/39	100,000	120,583
8.70% 3/15/19	100,000	123,920
Apache
5.25% 4/15/13	25,000	27,221
5.625% 1/15/17	200,000	220,010
6.00% 1/15/37	50,000	52,788
Boardwalk Pipelines 5.75% 9/15/19	100,000	103,493
Buckeye Partners 5.50% 8/15/19	50,000	50,708
Burlington Resources Finance 7.20% 8/15/31	100,000	114,926
Canadian Natural Resources
5.45% 10/1/12	50,000	53,786
5.85% 2/1/35	200,000	195,075
5.90% 2/1/18	100,000	108,395
6.25% 3/15/38	150,000	155,627
#Cenovus Energy 144A
4.50% 9/15/14	100,000	104,435
6.75% 11/15/39	100,000	108,819
Chevron
3.45% 3/3/12	150,000	156,225
3.95% 3/3/14	100,000	104,529
4.95% 3/3/19	100,000	105,865
Conoco Funding 6.35% 10/15/11	150,000	161,867
ConocoPhillips
4.60% 1/15/15	100,000	107,364
4.75% 10/15/12	100,000	107,710
4.75% 2/1/14	100,000	107,627
5.75% 2/1/19	100,000	109,200
5.90% 5/15/38	50,000	51,783
6.00% 1/15/20	100,000	111,289
6.50% 2/1/39	180,000	201,764
ConocoPhillips Holdings 6.95% 4/15/29	100,000	115,099
Consolidated Natural Gas 5.00% 12/1/14	150,000	160,008
Devon Energy
5.625% 1/15/14	100,000	109,459
6.30% 1/15/19	100,000	111,808
7.95% 4/15/32	100,000	126,032
Devon Financing 7.875% 9/30/31	25,000	31,128
Duke Capital 5.668% 8/15/14	100,000	107,766
El Paso Natural Gas 5.95% 4/15/17	100,000	104,668
Enbridge 5.60% 4/1/17	100,000	107,598
Enbridge Energy Partners
5.20% 3/15/20	30,000	30,189
9.875% 3/1/19	50,000	65,075
EnCana
5.90% 12/1/17	50,000	54,190
6.625% 8/15/37	150,000	161,619
7.20% 11/1/31	50,000	55,952
EnCana Holdings Finance 5.80% 5/1/14	100,000	110,508
Energy Transfer Partners
6.70% 7/1/18	100,000	109,410
7.50% 7/1/38	200,000	224,697
Enterprise Products Operating
4.60% 8/1/12	100,000	105,542
5.25% 1/31/20	100,000	101,101
6.125% 10/15/39	50,000	49,327
6.375% 2/1/13	50,000	54,654
6.50% 1/31/19	100,000	110,694
7.55% 4/15/38	100,000	115,399
EOG Resources
5.625% 6/1/19	100,000	107,518
6.875% 10/1/18	25,000	28,848
EQT 8.125% 6/1/19	75,000	89,252
Hess 7.00% 2/15/14	100,000	114,253
Husky Energy 7.25% 12/15/19	125,000	145,047
Kinder Morgan Energy Partners
5.00% 12/15/13	150,000	160,948
5.625% 2/15/15	165,000	179,112
5.80% 3/15/35	50,000	47,143
5.95% 2/15/18	50,000	53,712
7.75% 3/15/32	100,000	115,858
Magellan Midstream Partners 6.55% 7/15/19	50,000	55,475
Marathon Oil
6.60% 10/1/37	100,000	105,314
7.50% 2/15/19	300,000	352,967
Nabors Industries 9.25% 1/15/19	150,000	186,877
Nexen
6.20% 7/30/19	130,000	140,409
6.40% 5/15/37	50,000	50,564
7.50% 7/30/39	100,000	114,434
Nobel Holding International 7.375% 3/15/14	50,000	57,442
Noble Energy 8.25% 3/1/19	100,000	121,309
Norsk Hydro 7.15% 1/15/29	25,000	29,009
Occidental Petroleum
4.125% 6/1/16	150,000	154,752
7.00% 11/1/13	50,000	57,964
Ocean Energy 7.25% 10/1/11	50,000	54,134
ONEOK 6.00% 6/15/35	25,000	23,929
ONEOK Partners
6.15% 10/1/16	50,000	53,767
8.625% 3/1/19	100,000	123,686
Panhandle Eastern Pipeline 6.20% 11/1/17	50,000	53,164
Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	49,322
Petrobras International Finance
5.75% 1/20/20	100,000	102,949
5.875% 3/1/18	200,000	209,869
6.875% 1/20/40	100,000	103,719
7.875% 3/15/19	200,000	234,911
Petro-Canada
6.80% 5/15/38	100,000	107,342
9.25% 10/15/21	50,000	64,955
#Petroleos Mexicanos 144A
4.875% 3/15/15	200,000	206,400
6.00% 3/5/20	160,000	164,800
8.00% 5/3/19	100,000	117,750
Plains All American Pipeline
4.25% 9/1/12	100,000	103,953
6.65% 1/15/37	25,000	26,006
8.75% 5/1/19	50,000	61,098
^SeaRiver Maritime 2.561% 9/1/12	100,000	94,118
Shell International Finance
1.30% 9/22/11	100,000	100,537
1.875% 3/25/13	145,000	144,962
3.25% 9/22/15	100,000	100,622
4.00% 3/21/14	100,000	105,329
4.30% 9/22/19	100,000	98,790
4.375% 3/25/20	75,000	74,502
4.95% 3/22/12	25,000	26,837
5.50% 3/25/40	100,000	98,382
6.375% 12/15/38	200,000	221,002
Southern Natural Gas
#144A 5.90% 4/1/17	25,000	26,164
8.00% 3/1/32	100,000	113,228
Southern Union 7.60% 2/1/24	45,000	50,304
Spectra Energy Capital
5.65% 3/1/20	100,000	103,052
7.50% 9/15/38	50,000	56,873
StatoilHydro
2.90% 10/15/14	100,000	100,105
5.25% 4/15/19	150,000	156,930
Suncor Energy
6.10% 6/1/18	150,000	161,884
6.85% 6/1/39	100,000	108,106
7.15% 2/1/32	25,000	27,682
Sunoco 9.625% 4/15/15	100,000	120,422
Sunoco Logistics Partners Operations 6.85% 2/15/40	100,000	102,109
Talisman Energy 7.75% 6/1/19	125,000	149,197
Total Capital 3.125% 10/2/15	100,000	99,451
TransCanada Pipelines
4.875% 1/15/15	50,000	53,599
6.50% 8/15/18	100,000	113,515
7.25% 8/15/38	100,000	117,049
7.625% 1/15/39	150,000	183,382
Valero Energy
4.50% 2/1/15	45,000	45,131
4.75% 6/15/13	25,000	25,851
6.125% 2/1/20	65,000	65,135
6.625% 6/15/37	150,000	143,094
9.375% 3/15/19	100,000	119,241
Williams 8.75% 3/15/32	75,000	91,622
#Williams Partners 144A
3.80% 2/15/15	100,000	99,930
5.25% 3/15/20	55,000	55,218
6.30% 4/15/40	70,000	69,792
XTO Energy
5.75% 12/15/13	100,000	111,502
6.375% 6/15/38	100,000	112,375
6.50% 12/15/18	250,000	289,026
6.75% 8/1/37	50,000	58,738
7.50% 4/15/12	50,000	56,044
		14,254,357
Paper & Forest Products–0.07%
International Paper
7.30% 11/15/39	100,000	107,202
7.50% 8/15/21	80,000	91,084
7.95% 6/15/18	200,000	234,029
9.375% 5/15/19	100,000	125,212
		557,527
Personal Products–0.01%
Avon Products 6.50% 3/1/19	100,000	112,541
		112,541
Pharmaceuticals–0.76%
Abbott Laboratories
5.125% 4/1/19	100,000	105,523
5.15% 11/30/12	200,000	218,856
5.60% 5/15/11	50,000	52,560
5.60% 11/30/17	100,000	110,269
5.875% 5/15/16	100,000	113,213
6.00% 4/1/39	100,000	106,223
AstraZeneca
5.40% 9/15/12	150,000	163,901
5.90% 9/15/17	100,000	111,863
6.45% 9/15/37	150,000	167,487
Bristol Myers Squibb
5.45% 5/1/18	50,000	53,866
5.875% 11/15/36	100,000	103,001
6.125% 5/1/38	50,000	53,358
GlaxoSmithKline Capital
4.85% 5/15/13	200,000	216,938
5.65% 5/15/18	200,000	217,524
6.375% 5/15/38	150,000	166,010
Johnson & Johnson
5.15% 7/15/18	150,000	161,439
5.85% 7/15/38	100,000	107,312
Lilly (Eli)
3.55% 3/6/12	100,000	104,387
5.20% 3/15/17	40,000	43,111
5.50% 3/15/27	100,000	101,700
5.95% 11/15/37	100,000	105,009
McKesson 6.50% 2/15/14	100,000	111,790
#Mead Johnson Nutrition 144A
3.50% 11/1/14	100,000	99,227
4.90% 11/1/19	100,000	99,431
5.90% 11/1/39	50,000	48,870
Merck
1.875% 6/30/11	100,000	100,982
4.75% 3/1/15	150,000	162,403
5.00% 6/30/19	100,000	104,758
5.85% 6/30/39	100,000	105,129
6.40% 3/1/28	50,000	54,825
Novartis Capital
1.90% 4/24/13	100,000	100,017
2.90% 4/24/15	100,000	99,418
4.125% 2/10/14	100,000	105,975
4.40% 4/24/20	100,000	100,175
Novartis Securities Investment 5.125% 2/10/19	200,000	212,354
Pfizer
4.45% 3/15/12	200,000	212,098
4.50% 2/15/14	50,000	53,457
5.35% 3/15/15	200,000	220,612
6.20% 3/15/19	200,000	226,290
7.20% 3/15/39	100,000	122,373
Schering-Plough
6.00% 9/15/17	50,000	56,353
6.55% 9/15/37	100,000	114,592
Teva Pharmaceutical Finance 6.15% 2/1/36	100,000	104,070
Watson Pharmaceuticals
5.00% 8/15/14	40,000	41,689
6.125% 8/15/19	45,000	47,385
Wyeth
5.50% 3/15/13	50,000	54,766
5.50% 2/1/14	100,000	110,411
5.50% 2/15/16	150,000	167,537
5.95% 4/1/37	100,000	105,056
6.00% 2/15/36	100,000	106,060
6.50% 2/1/34	100,000	111,820
		5,943,473
Real Estate Investment Trusts–0.29%
Boston Properties 5.875% 10/15/19	100,000	104,000
Duke Realty 6.75% 3/15/20	50,000	50,982
Equity One 6.25% 12/15/14	50,000	51,304
ERP Operating 5.125% 3/15/16	100,000	102,970
HCP 5.65% 12/15/13	250,000	261,543
Health Care REIT
6.125% 4/15/20	35,000	35,174
6.20% 6/1/16	50,000	53,325
Healthcare Realty Trust 6.50% 1/17/17	100,000	102,731
Hospitality Properties Trust 7.875% 8/15/14	100,000	107,492
Kimco Realty 6.875% 10/1/19	150,000	158,331
Liberty Property 6.625% 10/1/17	50,000	50,651
Mack-Cali Realty 7.75% 8/15/19	100,000	110,458
Nationwide Health Properties 6.50% 7/15/11	50,000	51,700
ProLogis
5.625% 11/15/15	25,000	24,816
6.25% 3/15/17	50,000	49,290
6.625% 5/15/18	100,000	99,529
6.875% 3/15/20	30,000	29,685
7.625% 8/15/14	50,000	54,720
Simon Property Group
4.20% 2/1/15	180,000	180,651
5.25% 12/1/16	50,000	49,618
5.30% 5/30/13	50,000	52,944
5.625% 8/15/14	50,000	53,063
5.65% 2/1/20	100,000	97,746
6.75% 5/15/14	65,000	71,178
6.75% 2/1/40	100,000	99,794
10.35% 4/1/19	100,000	125,932
		2,229,627
Road & Rail–0.23%
Burlington North Santa Fe
5.65% 5/1/17	50,000	53,670
5.75% 3/15/18	200,000	214,427
6.15% 5/1/37	25,000	25,787
7.95% 8/15/30	100,000	122,127
Canadian National Railway
5.55% 3/1/19	100,000	107,567
5.85% 11/15/17	50,000	54,784
6.25% 8/1/34	100,000	107,981
Canadian Pacific Railway 7.25% 5/15/19	65,000	73,968
CSX
6.15% 5/1/37	20,000	20,224
#144A 6.22% 4/30/40	100,000	100,726
6.25% 4/1/15	75,000	83,976
7.375% 2/1/19	100,000	116,723
Norfolk Southern
5.90% 6/15/19	100,000	108,238
7.05% 5/1/37	100,000	116,170
7.70% 5/15/17	40,000	47,600
7.80% 5/15/27	100,000	120,833
Union Pacific
5.65% 5/1/17	100,000	107,090
6.125% 2/15/20	200,000	217,086
6.15% 5/1/37	25,000	25,925
		1,824,902
Semiconductors & Semiconductor Equipment–0.01%
Analog Devices 5.00% 7/1/14	50,000	52,856
		52,856
Software–0.16%
Adobe Systems
3.25% 2/1/15	100,000	100,508
4.75% 2/1/20	85,000	83,652
CA 5.375% 12/1/19	100,000	101,268
Intuit 5.75% 3/15/17	100,000	105,847
Microsoft
2.95% 6/1/14	115,000	116,868
4.20% 6/1/19	100,000	101,478
Oracle
3.75% 7/8/14	200,000	208,915
5.00% 7/8/19	100,000	104,864
5.75% 4/15/18	225,000	247,181
6.50% 4/15/38	100,000	110,752
		1,281,333
Specialty Retail–0.16%
AutoZone 5.75% 1/15/15	100,000	108,050
Home Depot
5.25% 12/16/13	100,000	108,378
5.40% 3/1/16	250,000	270,491
5.875% 12/16/36	150,000	146,046
Lowe’s
5.40% 10/15/16	100,000	109,043
5.60% 9/15/12	50,000	55,190
5.80% 10/15/36	100,000	101,015
Sherwin-Williams 3.125% 12/15/14	100,000	100,601
Staples 9.75% 1/15/14	100,000	121,331
TJX
4.20% 8/15/15	50,000	52,949
6.95% 4/15/19	55,000	65,104
		1,238,198
Thrift & Mortgage Finance–0.03%
US Central Federal Credit Union 1.90% 10/19/12	100,000	100,984
Western Corporate Federal Credit 1.75% 11/2/12	100,000	100,351
		201,335
Tobacco–0.19%
Altria Group
8.50% 11/10/13	100,000	116,981
9.25% 8/6/19	100,000	121,712
9.70% 11/10/18	250,000	307,878
9.95% 11/10/38	100,000	131,690
10.20% 2/6/39	100,000	134,450
Lorillard Tobacco 8.125% 6/23/19	100,000	110,351
Philip Morris International
4.875% 5/16/13	200,000	214,978
5.65% 5/16/18	150,000	161,765
6.375% 5/16/38	50,000	54,586
Reynolds American
7.25% 6/1/13	50,000	55,637
7.625% 6/1/16	95,000	106,875
		1,516,903
Wireless Telecommunication Services–0.35%
America Movil
#144A 3.625% 3/30/15	200,000	201,679
#144A 5.00% 3/30/20	200,000	198,173
6.125% 11/15/37	150,000	147,036
6.375% 3/1/35	25,000	25,304
#American Tower 144A 4.625% 4/1/15	50,000	51,478
AT&T Wireless
8.125% 5/1/12	50,000	56,451
8.75% 3/1/31	275,000	356,046
Bellsouth Capital Funding 7.875% 2/15/30	100,000	116,538
Cellco Partnership/Verizon Wireless Capital
3.75% 5/20/11	500,000	515,706
5.25% 2/1/12	100,000	106,612
8.50% 11/15/18	100,000	124,966
Vodafone Group
4.15% 6/10/14	100,000	103,942
5.00% 12/16/13	150,000	162,026
5.00% 9/15/15	100,000	105,922
5.45% 6/10/19	100,000	103,959
5.625% 2/27/17	100,000	107,161
6.15% 2/27/37	200,000	205,535
		2,688,534
Total Corporate Bonds (Cost $152,475,487)		160,625,684
Municipal Bonds–0.53%
American Municipal Power, Ohio Build America Bonds Series B 6.449% 2/15/44	50,000	50,173
Bay Area Toll Authority, California Toll Bridge Revenue Build America Bonds 6.263% 4/1/49	200,000	202,732
California State
4.85% 10/1/14	100,000	103,753
(Taxable) 5.75% 3/1/17	100,000	102,294
(Taxable Various Purpose) 5.95% 4/1/16	35,000	36,454
6.20% 10/1/19	100,000	102,523
California State Build America Bonds
(Taxable) 6.65% 3/1/22	100,000	104,310
7.30% 10/1/39	100,000	100,703
(Taxable Various Purpose) 7.50% 4/1/34	325,000	336,819
(Taxable) 7.625% 3/1/40	85,000	88,909
(Taxable) 7.95% 3/1/36	100,000	102,817
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax
Revenue Build America Bonds 5.491% 11/1/39	50,000	48,791
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue Series A 6.899% 12/1/40	100,000	107,605
Clark County, Nevada Airport Revenue Build America Bonds
(Taxable) Series C 6.82% 7/1/45	75,000	78,509
6.881% 7/1/42	50,000	50,507
Commonwealth of Massachusetts Consolidated Loan Build America Bonds 5.456% 12/1/39	100,000	100,373
Georgia State Build America Bonds Series H 4.503% 11/1/25	100,000	98,926
Illinois State (Taxable)
2.766% 1/1/12	100,000	100,913
3.321% 1/1/13	100,000	100,917
4.071% 1/1/14	100,000	101,248
4.421% 1/1/15	100,000	100,937
Illinois State Taxable Pension
4.95% 6/1/23	100,000	92,849
5.10% 6/1/33	300,000	248,357
Illinois State Toll Highway Authority Build America Bonds Series B 5.851% 12/1/34	100,000	97,457
Los Angeles, California Department of Airports Build America Bonds (Taxable) 6.582% 5/15/39	25,000	25,568
Los Angeles, California Department of Water & Power Build America Bonds Series C 6.008% 7/1/39	25,000	24,685
Los Angeles, California Unified School District Build America Bonds 6.758% 7/1/34	115,000	119,298
Metropolitan Transportation Authority, New York Revenue Build America Bonds
5.871% 11/15/39	100,000	91,379
6.668% 11/15/39	75,000	76,690
Municipal Electric Authority, Georgia Build America Bonds (Taxable) (PLT Vogtle Units 3&4 Project)
6.637% 4/1/57	50,000	49,857
7.055% 4/1/57	100,000	97,796
New Jersey State Transportation Trust Fund Authority Build America Bonds 6.561% 12/15/40	100,000	104,212
New Jersey State Turnpike Authority Revenue Build America Bonds (Taxable) Series F 7.414% 1/1/40	90,000	105,019
New York City, New York Municipal Water Finance Authority Build America Bonds
5.75% 6/15/41	100,000	98,282
5.952% 6/15/42	100,000	100,447
(Taxable) 6.011% 6/15/42	35,000	35,452
New York City, New York Build America Bonds 5.206% 10/1/31	100,000	91,482
New York State Urban Development Corporation Build America Bonds 5.77% 3/15/39	50,000	49,581
Pennsylvania State Turnpike Commission Revenue Build America Bonds 6.105% 12/1/39	100,000	102,562
San Antonio, Texas Electric & Gas Build America Bonds 5.985% 2/1/39	50,000	52,505
San Diego County, California Water Authority Financing Agency Revenue Build America Bonds
Series B 6.138% 5/1/49	100,000	101,806
University of Virginia Revenue Build America Bonds (Taxable) 6.20% 9/1/39	50,000	54,838
Utah State Build America Bonds Series D 4.554% 7/1/24	60,000	59,772
Washington State Build America Bonds Series D 5.481% 8/1/39	50,000	50,737
Total Municipal Bonds (Cost $4,111,529)		4,150,844
Non-Agency Asset-Backed Securities–0.31%
Capital One Multi-Asset Execution Trust Series 2009-A2 A2 3.20% 4/15/14	400,000	410,291
Chase Issuance Trust
Series 2007-A17 A 5.12% 10/15/14	100,000	108,270
Series 2009-A3 A3 2.40% 6/17/13	250,000	254,623
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	27,105
Series 2005-A2 A2 4.85% 3/10/17	50,000	54,020
Series 2006-A3 A3 5.30% 3/15/18	250,000	274,614
Series 2008-A1 A1 5.35% 2/7/20	150,000	163,783
Series 2008-A5 A5 4.85% 4/22/15	250,000	270,604
Series 2009-A4 A4 4.90% 6/23/16	200,000	217,113
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	250,000	273,892
Ford Credit Auto Owner Trust Series 2008-B A4A 4.95% 3/15/13	50,000	52,876
USAA Auto Owner Trust
Series 2008-1 A4 4.50% 10/15/13	150,000	156,968
Series 2008-2 A4 5.16% 11/15/13	100,000	106,819
Total Non-Agency Asset-Backed Securities (Cost $2,275,859)		2,370,978
Regional Authorities–0.30%∆
Canada – 0.30%
British Columbia Province
6.50% 1/15/26	100,000	115,132
7.25% 9/1/36	100,000	127,675
Manitoba Province
2.125% 4/22/13	100,000	101,127
5.00% 2/15/12	100,000	107,155
Nova Scotia Province 5.125% 1/26/17	50,000	54,928
Ontario Province
1.875% 11/19/12	200,000	201,409
2.95% 2/5/15	200,000	200,757
4.00% 10/7/19	200,000	196,769
4.10% 6/16/14	500,000	534,661
4.95% 6/1/12	75,000	80,544
4.95% 11/28/16	100,000	108,618
Quebec Province
4.625% 5/14/18	100,000	104,533
4.875% 5/5/14	100,000	109,181
5.00% 3/1/16	200,000	216,699
7.50% 9/15/29	75,000	97,895
Total Regional Authorities (Cost $2,304,761)		2,357,083
Sovereign Agencies–0.16%∆
Canada–0.06%
Export Development Canada
2.625% 11/15/11	150,000	153,832
3.50% 5/16/13	100,000	104,829
4.50% 10/25/12	200,000	214,767
		473,428
Japan–0.10%
Japan Bank for International Cooperation
2.125% 11/5/12	100,000	101,079
4.25% 6/18/13	200,000	213,082
Japan Finance 2.00% 6/24/11	250,000	252,561
Japan Finance Organization for Municipalities 5.00% 5/16/17	200,000	215,794
		782,516
Total Sovereign Agencies (Cost $1,241,155)		1,255,944
Sovereign Debt–1.19%∆
Brazil–0.28%
Republic of Brazil
5.625% 1/7/41	125,000	118,313
5.875% 1/15/19	300,000	323,999
8.25% 1/20/34	150,000	192,000
8.75% 2/4/25	200,000	265,000
8.875% 10/14/19	200,000	258,500
8.875% 4/15/24	100,000	132,500
10.125% 5/15/27	125,000	184,063
10.25% 6/17/13	150,000	185,850
10.50% 7/14/14	100,000	128,500
11.00% 8/17/40	300,000	403,049
		2,191,774
Canada–0.03%
Canada Government 2.375% 9/10/14	200,000	199,831
		199,831
Chile–0.01%
Chile Government 5.50% 1/15/13	100,000	109,600
		109,600
Israel–0.05%
Israel Government
5.125% 3/1/14	100,000	108,672
5.125% 3/26/19	75,000	77,822
Israel Government AID Bond 5.50% 4/26/24	200,000	218,301
		404,795
Italy–0.23%
Republic of Italy
2.125% 10/5/12	200,000	200,708
3.125% 1/26/15	200,000	198,494
3.50% 7/15/11	100,000	103,335
4.375% 6/15/13	200,000	211,593
4.50% 1/21/15	200,000	210,140
4.75% 1/25/16	200,000	209,960
5.25% 9/20/16	200,000	214,743
5.375% 6/15/33	100,000	99,506
5.625% 6/15/12	200,000	216,232
6.875% 9/27/23	100,000	114,946
		1,779,657
Malaysia–0.01%
Malaysia Government 7.50% 7/15/11	100,000	107,647
		107,647
Mexico–0.24%
Mexican Government
5.625% 1/15/17	250,000	268,750
6.375% 1/16/13	200,000	223,000
8.30% 8/15/31	150,000	193,500
11.375% 9/15/16	200,000	282,000
United Mexican States
5.125% 1/15/20	100,000	101,500
5.875% 2/17/14	100,000	111,550
5.95% 3/19/19	250,000	271,250
6.05% 1/11/40	375,000	375,937
		1,827,487
Norway–0.06%
Eksportfinans
5.00% 2/14/12	200,000	213,524
5.50% 5/25/16	250,000	275,715
		489,239
Peru–0.08%
Republic of Peru
6.55% 3/14/37	50,000	53,750
7.125% 3/30/19	125,000	145,438
8.375% 5/3/16	100,000	122,150
8.75% 11/21/33	200,000	266,000
		587,338
Poland–0.06%
Republic of Poland
5.25% 1/15/14	100,000	107,801
6.25% 7/3/12	50,000	54,650
6.375% 7/15/19	280,000	306,745
		469,196
Republic of Korea–0.05%
Republic of Korea
4.875% 9/22/14	50,000	53,220
5.75% 4/16/14	200,000	218,811
7.125% 4/16/19	100,000	117,568
		389,599
South Africa–0.06%
South Africa Government
5.875% 5/30/22	100,000	102,670
6.875% 5/27/19	300,000	336,375
		439,045
Sweden–0.03%
Swedish Export Credit
4.875% 9/29/11	200,000	211,060
5.125% 3/1/17	50,000	54,479
		265,539
Total Sovereign Debt (Cost $8,874,669)		9,260,747
Supranational Banks–1.12%
African Development Bank
1.875% 1/23/12	100,000	101,305
3.00% 5/27/14	100,000	102,096
Asian Development Bank
2.625% 2/9/15	300,000	299,182
2.75% 5/21/14	250,000	254,360
4.25% 10/20/14	100,000	107,353
Corporation Andina de Fomento 8.125% 6/4/19	140,000	165,015
Council of Europe Development Bank 2.75% 2/10/15	100,000	99,661
European Bank for Reconstruction & Development
1.25% 6/10/11	100,000	100,561
3.625% 6/17/13	100,000	105,912
European Investment Bank
1.625% 3/15/13	300,000	298,638
1.75% 9/14/12	500,000	503,712
2.00% 2/10/12	400,000	406,420
2.625% 5/16/11	250,000	255,375
2.625% 11/15/11	200,000	205,299
3.00% 4/8/14	200,000	204,757
3.125% 7/15/11	500,000	515,107
3.125% 6/4/14	500,000	513,184
3.25% 10/14/11	200,000	207,062
4.25% 7/15/13	250,000	267,542
4.875% 2/16/16	300,000	325,898
4.875% 1/17/17	400,000	434,558
4.875% 2/15/36	100,000	99,311
Inter-American Development Bank
1.50% 6/23/11	200,000	201,821
3.00% 4/22/14	200,000	206,216
3.875% 2/14/20	200,000	198,380
4.25% 9/14/15	75,000	80,391
4.375% 9/20/12	100,000	107,124
5.125% 9/13/16	100,000	110,601
International Bank for Reconstruction & Development
1.75% 10/22/12	500,000	503,327
2.00% 4/2/12	600,000	610,792
3.50% 10/8/13	100,000	105,217
4.75% 2/15/35	50,000	48,541
5.00% 4/1/16	100,000	110,292
7.625% 1/19/23	100,000	132,162
International Finance
3.00% 4/22/14	105,000	106,660
3.50% 5/15/13	200,000	210,944
Nordic Investment Bank
1.625% 1/28/13	200,000	199,840
2.625% 10/6/14	100,000	100,127
3.625% 6/17/13	100,000	105,184
Total Supranational Banks (Cost $8,578,895)		8,709,927
U.S. Treasury Obligations–29.32%
U.S. Treasury Bonds
3.50% 2/15/39	500,000	404,766
4.25% 5/15/39	1,850,000	1,714,721
4.375% 2/15/38	600,000	570,751
4.375% 11/15/39	2,200,000	2,081,064
4.50% 2/15/36	550,000	537,368
4.50% 5/15/38	950,000	921,946
4.50% 8/15/39	2,150,000	2,076,767
4.625% 2/15/40	2,100,000	2,070,470
4.75% 2/15/37	300,000	304,219
5.00% 5/15/37	250,000	263,321
5.25% 11/15/28	500,000	544,532
5.25% 2/15/29	1,300,000	1,414,969
5.375% 2/15/31	1,750,000	1,936,485
6.125% 11/15/27	800,000	958,501
6.125% 8/15/29	1,800,000	2,167,877
6.25% 8/15/23	600,000	721,219
6.25% 5/15/30	900,000	1,101,938
6.375% 8/15/27	1,250,000	1,536,134
6.625% 2/15/27	750,000	943,126
6.75% 8/15/26	500,000	635,235
7.125% 2/15/23	500,000	644,532
7.25% 8/15/22	500,000	650,000
7.50% 11/15/24	500,000	671,641
7.875% 2/15/21	750,000	1,008,985
8.00% 11/15/21	1,000,000	1,362,813
8.125% 5/15/21	500,000	684,922
8.125% 8/15/21	200,000	274,500
8.75% 8/15/20	500,000	706,875
U.S. Treasury Notes
0.75% 11/30/11	3,000,000	2,996,837
0.875% 4/30/11	3,500,000	3,515,452
0.875% 5/31/11	1,000,000	1,004,610
0.875% 1/31/12	2,000,000	1,998,282
0.875% 2/29/12	3,000,000	2,994,728
1.00% 7/31/11	2,000,000	2,010,938
1.00% 8/31/11	2,000,000	2,009,844
1.00% 9/30/11	3,500,000	3,515,175
1.00% 10/31/11	2,000,000	2,006,954
1.00% 12/31/11	1,500,000	1,503,458
1.125% 6/30/11	2,300,000	2,317,432
1.125% 12/15/11	1,500,000	1,507,149
1.125% 1/15/12	1,500,000	1,505,978
1.125% 12/15/12	1,000,000	991,641
1.375% 2/15/12	2,000,000	2,016,172
1.375% 3/15/12	2,500,000	2,519,923
1.375% 4/15/12	1,000,000	1,007,266
1.375% 5/15/12	2,000,000	2,012,970
1.375% 9/15/12	2,000,000	2,005,002
1.375% 10/15/12	3,000,000	3,004,688
1.375% 11/15/12	2,000,000	2,000,158
1.375% 1/15/13	5,000,000	4,985,549
1.375% 2/15/13	3,000,000	2,986,877
1.50% 7/15/12	2,500,000	2,520,315
1.50% 12/31/13	1,000,000	981,876
1.75% 11/15/11	1,000,000	1,015,391
1.75% 8/15/12	1,000,000	1,012,579
1.75% 1/31/14	1,000,000	988,985
1.75% 3/31/14	2,000,000	1,970,626
1.875% 6/15/12	4,000,000	4,066,563
1.875% 2/28/14	1,500,000	1,487,814
1.875% 4/30/14	2,800,000	2,766,971
2.00% 11/30/13	1,600,000	1,603,251
2.125% 11/30/14	2,000,000	1,974,376
2.25% 5/31/14	2,000,000	2,003,282
2.25% 1/31/15	2,000,000	1,978,908
2.375% 8/31/14	2,200,000	2,205,845
2.375% 9/30/14	2,000,000	2,001,252
2.375% 10/31/14	3,800,000	3,796,142
2.375% 2/28/15	3,000,000	2,980,328
2.375% 3/31/16	1,000,000	967,501
2.625% 6/30/14	2,000,000	2,030,158
2.625% 7/31/14	2,400,000	2,433,564
2.625% 12/31/14	2,000,000	2,015,002
2.625% 2/29/16	1,000,000	983,126
2.625% 4/30/16	1,000,000	979,297
2.75% 2/28/13	1,000,000	1,035,235
2.75% 10/31/13	2,250,000	2,315,918
2.75% 11/30/16	1,500,000	1,459,103
2.75% 2/15/19	3,000,000	2,785,548
3.00% 8/31/16	2,000,000	1,986,094
3.00% 9/30/16	1,500,000	1,486,407
3.00% 2/28/17	500,000	492,305
3.125% 4/30/13	2,000,000	2,091,252
3.125% 9/30/13	1,500,000	1,564,571
3.125% 10/31/16	2,500,000	2,492,190
3.125% 1/31/17	3,000,000	2,979,611
3.125% 5/15/19	3,500,000	3,334,572
3.25% 5/31/16	1,700,000	1,721,915
3.25% 6/30/16	1,500,000	1,517,345
3.25% 7/31/16	1,000,000	1,010,704
3.25% 12/31/16	2,000,000	2,003,282
3.375% 7/31/13	2,000,000	2,105,314
3.375% 11/15/19	3,700,000	3,571,369
3.50% 5/31/13	950,000	1,004,180
3.50% 2/15/18	1,600,000	1,605,376
3.625% 12/31/12	1,000,000	1,059,376
3.625% 5/15/13	1,250,000	1,326,465
3.625% 8/15/19	2,400,000	2,371,502
3.625% 2/15/20	2,000,000	1,966,564
3.75% 11/15/18	3,630,000	3,658,643
3.875% 2/15/13	800,000	853,938
3.875% 5/15/18	1,350,000	1,384,488
4.00% 11/15/12	500,000	534,532
4.00% 2/15/14	1,250,000	1,343,849
4.00% 2/15/15	2,500,000	2,677,345
4.00% 8/15/18	2,550,000	2,627,497
4.125% 5/15/15	1,250,000	1,344,728
4.25% 9/30/12	500,000	536,602
4.25% 8/15/13	2,000,000	2,165,002
4.25% 11/15/13	1,000,000	1,083,516
4.25% 8/15/14	1,200,000	1,301,626
4.25% 11/15/14	1,200,000	1,300,782
4.25% 8/15/15	1,500,000	1,620,002
4.25% 11/15/17	500,000	529,063
4.50% 11/30/11	1,250,000	1,326,759
4.50% 9/30/11	1,500,000	1,584,728
4.50% 3/31/12	1,000,000	1,069,454
4.50% 4/30/12	1,000,000	1,071,563
4.50% 11/15/15	1,000,000	1,092,969
4.50% 2/15/16	1,000,000	1,089,610
4.50% 5/15/17	850,000	918,001
4.625% 8/31/11	1,000,000	1,055,977
4.625% 10/31/11	1,000,000	1,061,016
4.625% 12/31/11	1,000,000	1,065,430
4.625% 7/31/12	1,900,000	2,051,259
4.625% 11/15/16	1,000,000	1,091,251
4.625% 2/15/17	1,000,000	1,089,922
4.75% 5/15/14	2,000,000	2,208,752
4.75% 8/15/17	500,000	547,071
4.875% 4/30/11	2,000,000	2,095,002
4.875% 2/15/12	2,500,000	2,683,790
4.875% 6/30/12	500,000	541,524
4.875% 8/15/16	1,000,000	1,108,516
5.00% 8/15/11	500,000	530,196
5.125% 6/30/11	1,200,000	1,268,626
5.125% 5/15/16	1,500,000	1,683,986
7.25% 5/15/16	500,000	620,938
7.50% 11/15/16	300,000	378,961
8.125% 8/15/19	500,000	672,500
8.50% 2/15/20	150,000	207,516
8.75% 5/15/17	300,000	405,563
8.875% 8/15/17	750,000	1,024,278
8.875% 2/15/19	750,000	1,047,129
9.125% 5/15/18	250,000	350,371
9.25% 2/15/16	200,000	269,563
11.25% 2/15/15	250,000	351,016
Total U.S. Treasury Obligations (Cost $228,787,448)		227,900,960
Number of
Shares
Short-Term Investment–7.11%
Money Market Mutual Fund-7.11%
Dreyfus Treasury & Agency Cash Management Fund	55,308,254	55,308,254
Total Short-Term Investment (Cost $55,308,254)		55,308,254
Total Value of Securities–105.91%
(Cost $808,489,848)		823,377,203
Liabilities Net of Receivables and Other Assets (See Notes)–(5.91%)◊		(45,945,542)
Net Assets Applicable to 72,488,044 Shares Outstanding–100.00%		$777,431,661

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2010.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $3,100,041, which represented 0.40% of the Fund's net assets. See Note 3 in "Notes."
ΦStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2010.
∆Securities have been classified by country of origin.
◊Of this amount, $53,995,454 represents payable for securities purchased as of March 31, 2010.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To Be Announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Bond Index Fund (Fund).

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes— No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates

Other— Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$808,701,115
Aggregate unrealized appreciation	$ 17,843,384
Aggregate unrealized depreciation	(3,167,296)
Net unrealized appreciation	$ 14,676,088

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$353,807,760	$ -	$353,807,760
Corporate Debt	-	160,625,684	-	160,625,684
Foreign Debt	-	21,378,402	205,299	21,583,701
Municipal Bonds	-	4,150,844	-	4,150,844
Short-Term	55,308,254	-	-	55,308,254
U.S. Treasury Obligations	-	227,900,960	-	227,900,960
Total	$55,308,254	$767,863,650	$205,299	$823,377,203

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Foreign
Debt
Balance as of 12/31/09	$205,058
Net change in unrealized
appreciation/depreciation	241
Balance as of 3/31/10	$205,299

Net change in unrealized appreciation/depreciation
From investments still held as of 3/31/10	$ 241

3. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2010, there were no Section 4(2) securities and no securities have been determined be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

3. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Large Cap 100 Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.28%
Aerospace & Defense – 5.91%
General Dynamics	25,537	$1,971,456
Honeywell International	41,000	1,856,070
L-3 Communications Holdings	19,800	1,814,274
Lockheed Martin	21,900	1,822,518
Northrop Grumman	28,000	1,835,960
Raytheon	32,100	1,833,552
		11,133,830
Beverage – 0.98%
Molson Coors Brewing Class B	43,700	1,838,022
		1,838,022
Chemicals – 2.94%
Air Products & Chemicals	24,900	1,841,355
Lubrizol	19,700	1,806,884
PPG Industries	28,772	1,881,689
		5,529,928
Commercial Services & Supplies – 1.95%
Republic Services	63,200	1,834,064
Waste Management	53,500	1,842,005
		3,676,069
Communications Equipment – 1.78%
Corning	79,264	1,601,925
Harris	36,696	1,742,693
		3,344,618
Computers & Peripherals – 0.93%
Hewlett-Packard	33,107	1,759,637
		1,759,637
Distributors – 0.97%
Genuine Parts	43,307	1,829,721
		1,829,721
Diversified Consumer Services – 0.97%
Block (H&R)	103,100	1,835,180
		1,835,180
Diversified Telecommunications Services – 1.95%
AT&T	70,991	1,834,407
CenturyTel	51,984	1,843,353
		3,677,760
Electric Utilities– 2.93%
American Electric Power	53,573	1,831,125
FirstEnergy	47,400	1,852,866
Progress Energy	46,800	1,842,048
		5,526,039
Energy Equipment & Services – 0.98%
National Oilwell Varco	45,500	1,846,390
		1,846,390
Food Products – 3.69%
ConAgra Foods	62,359	1,563,340
Kraft Foods	60,400	1,826,496
Sara Lee	132,300	1,842,939
Smucker (J.M.)	28,511	1,718,073
		6,950,848
Health Care Providers & Services – 5.83%
Aetna	52,111	1,829,617
Cardinal Health	50,504	1,819,659
CIGNA	50,400	1,843,632
McKesson	30,273	1,989,542
Quest Diagnostics	31,400	1,830,306
UnitedHealth Group	50,745	1,657,839
		10,970,595
Hotels, Restaurants & Leisure – 1.94%
Darden Restaurants	41,100	1,830,594
Wyndham Worldwide	71,000	1,826,830
		3,657,424
Household Durables – 1.98%
Garmin	50,087	1,927,348
Whirlpool	20,700	1,806,075
		3,733,423
Household Products – 0.98%
Kimberly-Clark	29,214	1,836,976
		1,836,976
Independent Power Producers & Traders – 1.94%
Constellation Energy Group	51,800	1,818,698
†NRG Energy	87,400	1,826,660
		3,645,358
Industrial Conglomerates – 1.02%
†General Electric	105,049	1,911,892
		1,911,892
Insurance – 9.96%
Allstate	57,500	1,857,825
Chubb	35,400	1,835,490
Cincinnati Financial	63,158	1,825,266
Everest Re Group	22,800	1,845,204
PartnerRe	23,100	1,841,532
Principal Financial Group	63,900	1,866,519
Prudential Financial	30,900	1,869,450
Travelers	34,209	1,845,233
Unum Group	84,971	2,104,732
XL Capital Class A	98,700	1,865,430
		18,756,681
IT Services – 2.79%
Automatic Data Processing	41,300	1,836,611
†Computer Sciences	28,819	1,570,347
Fidelity National Information Services	78,621	1,842,877
		5,249,835
Leisure Equipment & Products – 2.07%
Hasbro	47,200	1,806,816
Mattel	92,085	2,094,013
		3,900,829
Machinery – 0.98%
ITT	34,300	1,838,823
		1,838,823
Media – 4.84%
Comcast Class A	98,300	1,850,006
News Class A	127,500	1,837,275
Omnicom Group	44,960	1,744,898
Time Warner	58,700	1,835,549
Time Warner Cable	34,500	1,839,195
		9,106,923
Metals & Mining – 0.98%
Newmont Mining	36,300	1,848,759
		1,848,759
Multiline Retail – 0.91%
Penney (J.C.)	52,974	1,704,174
		1,704,174
Multi-Utilities – 0.98%
Ameren	70,641	1,842,317
		1,842,317
Office Electronics – 1.21%
Xerox	233,278	2,274,461
		2,274,461
Oil, Gas & Consumable Fuels – 8.01%
Chevron	24,419	1,851,693
ConocoPhillips	35,900	1,837,003
Exxon Mobil	27,500	1,841,950
Marathon Oil	58,627	1,854,958
Murphy Oil	33,415	1,877,589
Spectra Energy	81,100	1,827,183
Williams Companies	93,335	2,156,038
XTO Energy	39,000	1,840,020
		15,086,434
Paper & Forest Products – 1.91%
International Paper	72,900	1,794,069
MeadWestvaco	70,900	1,811,495
		3,605,564
Pharmaceuticals – 5.87%
†Abbott Laboratories	35,100	1,849,068
Bristol-Myers Squibb	68,800	1,836,960
Johnson & Johnson	28,415	1,852,658
†Lilly (Eli)	51,300	1,858,086
Merck	48,916	1,827,013
Pfizer	106,753	1,830,814
		11,054,599
Real Estate Investment Trusts – 1.94%
Annaly Mortgage Management	107,700	1,850,286
ProLogis	137,100	1,809,720
		3,660,006
Road & Rail – 2.04%
CSX	41,047	2,089,292
Norfolk Southern	31,521	1,761,709
		3,851,001
Semiconductors & Semiconductor Equipment – 5.42%
Analog Devices	55,151	1,589,452
Intel	69,841	1,554,661
Maxim Integrated Products	94,800	1,838,171
Microchip Technology	64,791	1,824,515
†Texas Instruments	64,356	1,574,791
Xilinx	71,635	1,826,693
		10,208,283
Software – 0.98%
CA	78,603	1,844,812
		1,844,812
Specialty Retail – 1.00%
Gap	81,754	1,889,335
		1,889,335
Textiles, Apparel & Luxury Goods – 0.98%
VF	23,048	1,847,297
		1,847,297
Thrift & Mortgage Finance – 2.93%
Hudson City Bancorp	130,700	1,850,712
New York Community Bancorp	110,700	1,830,978
People's United Financial	117,400	1,836,136
		5,517,826
Tobacco – 1.81%
Altria Group	89,200	1,830,384
Reynolds American	29,340	1,583,773
		3,414,157
Total Common Stock (Cost $167,005,679)		183,205,826
	Principal
	Amount
	(U.S. $)
^U.S. Treasury Obligations – 0.21%
U.S. Cash Management Bill 0.14% 6/17/10	$190,000	189,945
∞U.S. Treasury Bills
0.04% 5/13/10	50,000	49,992
0.117% 6/3/10	150,000	149,964
Total U.S. Treasury Obligations (Cost $389,910)		389,901
	Number of	Shares
Short-Term Investment– 2.05%
Money Market Mutual Fund
Dreyfus Treasury & Agency Cash Management Fund	3,865,006	3,865,006
Total Short-Term Investment (Cost $3,865,006)		3,865,006
Total Value of Securities – 99.54%
(Cost $171,260,595)		187,460,733
Receivables and Other Assets Net of Liabilities (See Notes) – 0.46%		859,791
Net Assets Applicable to 19,649,363 Shares Outstanding – 100.00%		$188,320,524

†Non income producing security.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.

1The following financial futures contract was outstanding at March 31, 2010:

Financial Futures Contract
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
76 S&P 500 E-Mini Index	$4,388,329	$4,427,760	6/18/10	$39,431
The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Large Cap 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used.  Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.  Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board).  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$172,538,228
Aggregate unrealized appreciation	$ 15,290,509
Aggregate unrealized depreciation	(368,004)
Net unrealized appreciation	$ 14,922,505

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $6,075,213 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Total
Common Stock	$183,205,826	$-	$183,205,826
U.S. Treasury Obligations	-	389,901	389,901

Short-Term	3,865,006	-	3,865,006
Total	$187,070,832	$389,901	$187,460,733

Financial Futures Contract	$-	$39,431	$39,431

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Financial Futures Contracts – The Fund may use futures in the normal course of pursuing their investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs.  Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized.  There were no direct real estate holdings during the period ended March 31, 2010.  The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable.  The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.  While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets.  As of March 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Small-Mid Cap 200 Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.82%
Aerospace & Defense – 0.50%
Applied Signal Technology	3,800	$74,404
Ducommun	3,600	75,636
KBR	3,600	79,776
Triumph Group	1,300	91,117
		320,933
Airlines – 0.45%
†Republic Airways Holdings	12,700	75,184
SkyWest	14,562	207,945
		283,129
Auto Components – 0.69%
Spartan Motors	30,010	168,056
Standard Motor Products	7,400	73,408
†WABCO Holdings	6,620	198,070
		439,534
Biotechnology – 0.39%
†American Oriental Bioengineering	18,600	75,888
PDL BioPharma	28,219	175,240
		251,128
Building Products – 1.65%
Ameron International	4,617	290,363
Apogee Enterprises	15,982	252,675
†Gibraltar Industries	24,764	312,274
Insteel Industries	18,156	194,088
		1,049,400
Capital Markets – 2.93%
Apollo Investment	38,742	493,185
Ares Capital	5,300	78,652
BlackRock Kelso Capital	8,000	79,680
Fifth Street Finance	7,100	82,431
Gladstone Capital	6,400	75,520
Hercules Technology Growth Capital	23,756	251,580
MVC Capital	18,735	254,234
PennantPark Investment	29,500	305,620
Prospect Capital	20,210	245,552
		1,866,454
Chemicals – 2.88%
Ashland	3,700	195,249
Cabot	11,827	359,541
Eastman Chemical	4,193	267,010
Hawkins	3,100	75,020
Huntsman	25,047	301,816
Innophos Holdings	13,926	388,536
Olin	5,200	102,024
Quaker Chemical	2,800	75,908
Sensient Technologies	2,400	69,744
		1,834,848
Commercial Banks – 2.29%
Associated Banc-Corp	2,327	32,113
Banco Latinoamericano de Comercio Exterior	4,500	64,620
Cathay General Bancorp	11,158	129,991
First Bancorp (North Carolina)	4,900	66,248
First Bancorp (Puertro Rico)	26,402	63,629
First Merchants	9,005	62,675
FNB	9,200	74,612
Harleysville National	19,216	128,747
International Bancshares	12,706	292,111
MainSource Financial Group	15,173	102,114
Oriental Financial Group	25,076	338,525
Renasant	4,800	77,664
Wilshire Bancorp	2,251	24,829
		1,457,878
Commercial Services & Supplies – 2.07%
ABM Industries	5,300	112,360
Brady Class A	3,400	105,808
CDI	7,816	114,583
EnergySolutions	11,500	73,945
Ennis	10,291	167,435
Heidrick & Struggles International	6,884	192,959
HNI	11,297	300,838
Steelcase Class A	24,437	158,107
Viad	4,566	93,831
		1,319,866
Communications Equipment – 2.44%
Adtran	9,720	256,122
†Anaren	4,900	69,776
Bel Fuse Class B	12,489	251,653
Black Box	7,701	236,883
†EchoStar Class A	4,500	91,260
†Globecomm Systems	20,721	159,344
Plantronics	13,008	406,891
Tellabs	10,600	80,242
		1,552,171
Computers & Peripherals – 0.39%
Diebold	7,786	247,283
		247,283
Construction & Engineering – 0.60%
Comfort Systems USA	6,500	81,185
Great Lakes Dredge & Dock	15,300	80,325
Granite Construction	7,400	223,628
		385,138
Consumer Finance – 0.89%
Advance America Cash Advance Centers	69,433	404,100
Student Loan	4,634	164,646
		568,746
Containers & Packing – 0.18%
Sealed Air	5,300	111,724
		111,724
Distributors – 0.32%
†Core Mark Holding	6,700	205,087
		205,087
Diversified Consumer Services – 1.07%
Hillenbrand	3,300	72,567
Regis	6,400	119,552
Service Corporation International	44,964	412,770
Stewart Enterprises	12,100	75,625
		680,514
Diversified Financials – 0.39%
Medallion Financial	16,528	131,563
Primoris Services	14,897	115,303
		246,866
Diversified Telecommunications Services – 0.96%
Atlantic Tele-Network	8,194	368,156
Iowa Telecommunications Services	10,000	167,000
†USA Mobility	5,800	73,486
		608,642
Electric Utilities – 1.67%
Central Vermont Public Service	3,200	64,544
Empire District Electric	4,100	73,882
Great Plains Energy	7,097	131,791
Otter Tail	5,200	114,192
Pepco Holdings	18,000	308,699
Pinnacle West Capital	4,479	168,993
Portland General Electric	6,100	117,791
Westar Energy	3,635	81,061
		1,060,953
Electrical Equipment – 0.13%
AZZ	2,500	84,625
		84,625
Electronic Equipment, Instruments & Components – 5.46%
Agilysys	24,106	269,264
AVX	17,360	246,512
†China Security & Surveillance Technology	11,100	85,359
Cognex	8,595	158,922
†CPI International	17,834	236,479
CTS	43,483	409,609
Daktronics	17,402	132,603
†Ingram Micro	4,500	78,975
Jabil Circuit	20,005	323,881
Methode Electronics	33,332	329,987
Molex	8,174	170,510
MTS Systems	8,251	239,527
Park Electrochemical	9,117	262,023
†Synnex	8,011	236,805
†Tech Data	7,220	302,518
		3,482,974
Energy Equipment & Services – 1.38%
Gulf Island Fabrication	19,601	426,321
Patterson-UTI Energy	10,348	144,562
Tidewater	6,537	309,004
		879,887
Food & Staples Retailing – 1.31%
Andersons	8,611	288,297
Ingles Markets Class A	12,748	191,602
Nash Finch	4,217	141,902
Spartan Stores	5,600	80,752
Village Super Market Class A	2,400	67,272
Weis Markets	1,800	65,448
		835,273
Food Products – 1.28%
Cal-Maine Foods	7,038	238,518
Corn Products International	5,733	198,706
Del Monte Foods	21,200	309,519
Seaboard	55	71,451
		818,194
Gas Utilities – 0.60%
Atmos Energy	2,700	77,139
Southern Union	12,100	306,977
		384,116
Health Care Equipment & Supplies – 3.05%
Analogic	5,396	230,571
Atrion	1,736	248,317
Cantel Medical	3,500	69,475
Cooper	6,962	270,683
Hill-Rom Holdings	12,168	331,092
Invacare	9,558	253,669
STERIS	7,394	248,882
West Pharmaceutical Services	5,320	223,174
Young Innovations	2,500	70,400
		1,946,263
Health Care Providers & Services – 4.88%
†AMN Healthcare Services	22,658	199,390
Chemed	4,445	241,719
†Coventry Health Care	8,754	216,399
Ensign Group	11,581	200,699
†Gentiva Health Services	6,650	188,062
†HealthSpring	18,777	330,476
†Kindred Healthcare	8,200	148,010
†LifePoint Hospitals	5,846	215,016
National Healthcare	5,016	177,466
Omnicare	10,700	302,703
Owens & Minor	5,134	238,166
Patterson	2,400	74,520
†Sun Healthcare Group	23,306	222,339
†Triple-S Management Class B	3,600	63,936
Universal Health Services Class B	8,208	288,019
		3,106,920
Hotels, Restaurants & Leisure – 4.07%
Ambassadors Group	6,900	76,245
Bob Evans Farms	2,700	83,457
Burger King Holdings	14,700	312,522
Churchill Downs	1,600	60,000
CKE Restaurants	27,900	308,853
International Speedway Class A	4,825	124,340
Marcus	18,052	234,495
†MGM MIRAGE	28,470	341,640
†Royal Caribbean Cruises	14,660	483,634
Speedway Motorsports	10,399	162,328
Starwood Hotels & Resorts Worldwide	8,732	407,261
		2,594,775
Household Durables – 2.73%
American Greetings Class A	14,400	300,096
CSS Industries	7,088	142,469
Ethan Allen Interiors	10,479	216,182
Kimball International Class B	15,100	104,945
National Presto Industries	600	71,346
Newell Rubbermaid	20,100	305,520
Snap-On	6,151	266,584
Stanley Black & Decker	1	32
Tupperware Brands	6,937	334,502
		1,741,676
Industrial Conglomerates – 1.37%
Carlisle	6,900	262,890
Standex International	12,550	323,413
Teleflex	4,031	258,266
Textron	1,485	31,527
		876,096
Insurance – 6.09%
Allied World Assurance Holdings	1,800	80,730
American Equity Investment Life Holding	23,941	254,972
American Financial Group	10,900	310,105
Argo Group International Holdings	2,400	78,216
Aspen Insurance Holdings	8,000	230,720
Axis Capital Holdings	9,900	309,474
Baldwin & Lyons Class B	2,900	69,861
EMC Insurance Group	3,760	84,675
Endurance Specially Holdings	2,100	78,015
Flagstone Reinsurance Holdings	7,900	90,534
Horace Mann Educators	20,700	311,743
Maiden Holdings	19,400	143,366
Max Capital Group	13,500	310,365
Mercury General	1,600	69,952
Montpelier Re Holdings	18,400	309,304
OneBeacon Insurance Group	5,500	94,875
Presidential Life	15,019	149,739
Protective Life	3,900	85,761
Safety Insurance Group	5,886	221,726
†Universal American	18,088	278,917
Validus Holdings	4,400	121,132
Zenith National Insurance	5,137	196,850
		3,881,032
Internet & Catalog Retail – 0.30%
Systemax	8,793	191,160
		191,160
Internet Software & Services – 1.10%
†AOL	4,300	108,704
Earthlink	9,400	80,276
†IAC/InterActiveCorp	3,950	89,823
†Internet Capital Group	9,100	76,895
Marchex	34,400	175,784
†S1	17,200	101,480
United Online	9,300	69,564
		702,526
IT Services – 3.31%
Cass Information Systems	2,300	71,645
†CIBER	57,754	216,000
DST Systems	2,900	120,205
Heartland Payment Systems	17,943	333,740
iGate	44,113	429,219
MAXIMUS	1,400	85,302
†Ness Technologies	41,571	262,313
Syntel	7,497	288,410
Total System Services	19,467	304,853
		2,111,687
Leisure Equipment & Products – 0.14%
Callaway Golf	1,553	13,697
Sturm Ruger	6,500	77,935
		91,632
Life Sciences Tools & Services – 0.78%
PerkinElmer	11,996	286,704
Pharmaceutical Product Development	8,900	211,375
		498,079
Machinery – 3.74%
Alamo Group	3,700	73,963
American Railcar Industries	13,400	162,944
Ampco-Pittsburgh	11,864	294,464
Barnes Group	10,233	199,134
Cascade	7,022	226,179
Dynamic Materials	12,658	197,718
Federal Signal	29,875	269,174
Harsco	3,100	99,014
Manitowoc	10,812	140,556
NACCO Industries Class A	4,571	338,939
Timken	4,167	125,052
Trinity Industries	12,796	255,408
		2,382,545
Marine – 1.38%
Alexander & Baldwin	6,312	208,612
International Shipholding	8,018	235,649
Ship Finance International	24,513	435,351
		879,612
Media – 1.84%
Cinemark Holdings	4,600	84,364
Gannett	18,400	303,968
Harte-Hanks	29,366	377,646
Meredith	5,650	194,417
Scholastic	7,640	213,920
		1,174,315
Metals & Mining – 1.49%
Carpenter Technology	8,422	308,245
Commercial Metals	6,796	102,348
Kaiser Aluminum	2,200	84,854
Olympic Steel	7,964	260,025
Steel Dynamics	11,254	196,607
		952,079
Multiline Retail – 0.61%
Dillard's Class A	13,100	309,160
Fred's Class A	6,600	79,068
		388,228
Multi-Utilities – 0.42%
Alliant Energy	3,918	130,313
Avista	6,600	136,686
		266,999
Oil, Gas & Consumable Fuels – 3.41%
Berry Petroleum Class A	10,028	282,388
†Cloud Peak Energy	7,200	119,808
Delek US Holdings	15,900	115,752
†Golar LNG	28,704	335,836
Knightsbridge Tankers	4,700	79,618
Overseas Shipholding Group	6,755	264,999
Penn Virginia	10,215	250,268
†Petroleum Development	10,218	236,751
Teekay	10,852	246,774
Teekay Tankers Class A	6,800	85,476
Tesoro	4,755	66,095
†USEC	15,000	86,550
		2,170,315
Paper & Forest Products – 0.57%
Glatfelter	25,174	364,771
		364,771
Personal Products – 0.47%
Inter Parfums	20,327	301,246
		301,246
Pharmaceuticals – 0.93%
Medicis Pharmaceutical Class A	12,709	319,758
†ViroPharma	19,900	271,237
		590,995
Real Estate Investment Trusts – 10.13%
Agree Realty	7,681	175,588
American Capital Agency	2,900	74,240
Anworth Mortgage Asset	30,831	207,801
BioMed Realty Trust	10,094	166,955
Brandywine Realty Trust	36,649	447,484
Capstead Mortgage	17,430	208,463
CBL & Associates Properties	50,023	685,315
Chimera Investment	19,600	76,244
Cypress Sharpridge Investments	5,800	77,604
Duke Realty	21,169	262,496
Entertainment Properties Trust	7,360	302,717
Extra Space Storage	22,313	282,929
First Potomac Realty Trust	15,972	240,059
Hatteras Financial	10,518	271,049
Hospitality Properties Trust	13,109	313,961
HRPT Properties Trust	9,533	74,167
Invesco Mortgage Capital	3,600	82,800
Kimco Realty	16,036	250,803
Macerich	20,086	769,494
Medical Properties Trust	24,481	256,561
MFA Financial	42,200	310,592
National Retail Properties	5,487	125,268
NorthStar Realty Finance	48,839	205,612
Ramco-Gershenson Properties Trust	15,284	172,098
Sovran Self Storage	5,240	182,666
Weingarten Realty Investors	10,901	235,026
		6,457,992
Road & Rail – 0.40%
Ryder System	6,625	256,785
		256,785
Semiconductors & Semiconductor Equipment – 0.64%
Cohu	21,853	300,916
Intersil Class A	5,900	87,084
Micrel	1,797	19,156
		407,156
Software – 1.25%
American Software Class A	21,688	126,007
Broadridge Financial Solutions	4,100	87,658
Fair Isaac	10,968	277,929
Henry (Jack) & Associates	12,740	306,525
		798,119
Specialty Retail – 3.10%
Abercrombie & Fitch Class A	4,712	215,056
Barnes & Noble	13,800	298,356
Big 5 Sporting Goods	4,400	66,968
Cato Class A	5,800	124,352
Christopher & Banks	29,360	234,880
Foot Locker	6,200	93,248
†Fuqi International	9,400	102,460
Men's Wearhouse	4,400	105,336
RadioShack	12,289	278,100
†Signet Jewelers	9,816	317,449
Stage Stores	8,900	136,971
		1,973,176
Textiles, Apparel & Luxury Goods – 1.04%
†Movado Group	15,915	179,521
Phillips-Van Heusen	2,025	116,154
Unifirst	5,650	290,975
Weyco Group	3,200	75,264
		661,914
Thrift & Mortgage Finance – 0.35%
Bank Mutual	12,000	78,000
Flushing Financial	11,609	146,970
		224,970
Tobacco – 0.42%
Universal	5,121	269,825
		269,825
Trading Company & Distributors – 2.74%
Aircastle	33,810	320,181
Electro Rent	17,636	231,561
GATX	10,586	303,289
TAL International Group	21,445	428,471
Textainer Group Holdings	21,436	461,945
		1,745,447
Wireless Telecommunication Services – 0.15%
Telephone & Data Systems	2,800	94,780
		94,780
Total Common Stock (Cost $44,116,953)		61,078,478

	Principal
	Amount
	(U.S. $)
∞^U.S. Treasury Obligations – 0.21%
U.S. Cash Management Bill 0.14% 6/17/10	$35,000	34,990
U.S. Treasury Bill 0.063% 5/13/10	100,000	99,984
Total U.S. Treasury Obligations (Cost $134,982)		134,974
Number of
Shares
Short-Term Investment – 2.71%
Money Market Instrument – 2.71%
Dreyfus Treasury & Agency Cash Management Fund	1,728,017	1,728,017
Total Short-Term Investment (Cost $1,728,017)		1,728,017
Total Value of Securities – 98.74%
(Cost $45,979,952)		62,941,469
Receivables and Other Assets Net of Liabilities (See Notes) – 1.26%		801,218
Net Assets Applicable to 5,617,074 Shares Outstanding – 100.00%		$63,742,687

†Non income producing security.
^Zero coupon security.  The rate shown is the yield at the time of purchase.
∞Fully or partially pledged as collateral for financial futures contracts.

1The following financial futures contract was outstanding at March 31, 2010:

Financial Futures Contract
				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
27 Russell 2000 Mini Index	$1,827,405	$1,828,170	6/18/10	$765

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Small-Mid Cap 200 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used.  Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.  Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices.  Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board).  In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets.  Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series.  Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually.  Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$47,128,554
Aggregate unrealized appreciation	$16,169,487
Aggregate unrealized depreciation	(356,572)
Net unrealized appreciation	$15,812,915

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $3,081,348 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the as5sumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Total
Common Stock	$61,078,478	$ -	$61,078,478
U.S. Treasury Obligations	134,974	-	134,974
Short-Term	1,728,017	-	1,728,017
Total	$62,806,495	$134,974	$62,941,469

Financial Futures Contract	$ -	$765	$ 765

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Financial Futures Contracts – The Fund may use futures in the normal course of pursuing their investment objectives. The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs.  Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

4. Market Risk
The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies.  Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry.  If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended March 31, 2010. The Fund's' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of March 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Developed International 150 Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.40%∆
Australia – 10.32%
AGL Energy	45,516	$627,701
Amcor	109,354	641,158
Bendigo & Adelaide Bank	69,002	633,128
Boral	122,344	629,760
Dexus Property Group	712,907	529,843
Goodman Group	1,078,161	647,971
GPT Group	1,221,278	644,336
Metcash	167,076	634,664
OneSteel	178,300	638,037
Orica	25,690	631,490
Origin Energy	41,171	625,200
QBE Insurance Group	32,320	617,718
TABCORP Holdings	99,284	628,576
Tatts Group	277,117	625,501
Telstra	225,497	618,645
Toll Holdings	92,870	632,279
		10,006,007
Belgium – 2.61%
Delhaize Group	7,817	628,249
Groupe Bruxelles Lambert	7,118	628,990
Solvay Class A	6,194	636,778
UCB	14,831	633,342
		2,527,359
Canada – 3.28%
Canadian Tire Class A	11,700	638,747
EnCana	20,800	645,424
Enerplus Resources Fund	27,300	647,284
Loblaw	16,800	620,549
Yamana Gold	63,300	623,505
		3,175,509
Finland – 2.94%
Fortum	25,609	626,449
Nokia	30,800	479,684
UPM-Kymmene	64,204	852,059
Wartsila	17,600	891,495
		2,849,687
France – 12.80%
Bouygues	12,388	622,806
Cap Gemini	11,548	568,876
Casino Guichard Perrachon	5,579	472,120
Cie de Saint-Gobain	13,235	636,427
CNP Assurances	6,685	631,361
France Telecom	26,417	632,120
GDF Suez	16,315	630,272
Lafarge	8,057	567,004
Lagardere	13,245	536,005
Neopost	7,779	621,728
PPR	5,786	770,368
Sanofi-Aventis	6,450	480,834
Schneider Electric	5,465	641,040
SCOR	24,358	615,259
Societe Generale	9,920	623,945
Thales	16,052	644,396
Total	10,980	637,446
Vallourec	4,001	806,870
Vinci	10,784	635,609
Vivendi	23,622	632,245
		12,406,731
Germany – 2.40%
Allianz	5,045	633,411
Deutsche Lufthansa	34,238	566,757
E.ON	13,385	494,301
Muenchener Rueckversicherungs Class R	3,901	633,894
		2,328,363
Greece – 1.18%
OPAP	28,590	648,782
Piraeus Bank	57,154	499,491
		1,148,273
■Hong Kong – 0.56%
Hutchison Whampoa	73,759	539,590
New World Development	982	1,922
		541,512
Ireland – 0.65%
CRH	25,155	628,255
		628,255
Italy – 5.51%
Banca Monte dei Paschi di Siena	416,055	615,937
Banca Popolare di Milano Scarl	74,650	463,582
Enel	112,243	627,675
ENI	26,948	632,268
Finmeccanica	46,889	625,753
Intesa Sanpaolo	213,133	638,394
Parmalat	176,310	482,851
Telecom Italia	439,450	632,765
Unione di Banche Italiane SCpA	46,471	627,079
		5,346,304
Japan – 16.47%
Astellas Pharma	17,500	633,624
Brother Industries	50,700	612,804
Chiba Bank	109,000	651,738
East Japan Railway	9,500	660,499
Eisai	17,300	617,130
Fukuoka Financial Group	149,000	632,720
Hokuhoku Financial Group	300,000	657,825
ITOCHU	75,000	657,022
Japan Real Estate Investment	75	639,373
Lawson	15,000	640,175
MEIJI Holdings	16,200	629,008
Nintendo	1,900	636,111
Nippon Building Fund	74	637,180
Nippon Express	148,000	636,389
=Nippon Mining Holdings	92,000	430,035
NTT Data	194	646,390
OJI Paper	146,000	640,282
Ono Pharmaceutical	14,300	636,303
Osaka Gas	180,000	644,989
Ricoh	32,000	499,733
Rohm	8,700	649,545
Sankyo	12,900	638,170
Showa Denko	286,000	645,481
Sumitomo	42,500	488,689
Takeda Pharmaceutical	10,500	462,162
West Japan Railway	186	640,625
		15,964,002
Luxembourg – 0.83%
ArcelorMittal	18,287	802,541
		802,541
Netherlands – 3.90%
Akzo Nobel	11,311	644,669
European Aeronautic Defence & Space	30,637	616,399
Koninklijke DSM	13,775	614,296
Royal Dutch Shell Class A	22,050	638,831
SBM Offshore	31,757	635,501
Wolters Kluwer	29,205	633,348
		3,783,044
New Zealand – 1.31%
Fletcher Building	106,200	629,784
Telecom Corporation of New Zealand	417,820	643,917
		1,273,701
Portugal – 1.61%
Banco Comercial Portugues	562,222	625,764
†Banco Espirito Santo	95,495	515,959
Energias de Portugal	104,790	416,567
		1,558,290
Singapore – 2.66%
CapitaMall Trust	700	886
Fraser & Neave	190,000	651,941
Golden Agri-Resources	1,606,000	665,866
Keppel	95,000	619,344
Singapore Airlines	256	2,782
Singapore Airport Terminal Services	467	884
Singapore Press Holdings	232,000	633,526
		2,575,229
Spain – 5.63%
Abertis Infraestructuras	32,506	625,682
ACS Actividades de Construccion y Servicios	13,591	627,111
Banco de Sabadell	112,041	618,675
Banco Popular Espanol	84,031	618,602
Banco Santander	53,823	715,382
Criteria Caixacorp	124,972	619,349
Gas Natural	27,193	502,112
Mapfre	169,215	620,788
Repsol	21,475	508,499
		5,456,200
Sweden – 2.02%
Securitas Class B	59,400	633,521
Skanska Class B	35,000	636,042
Svenska Cellulosa Class B	49,034	691,403
		1,960,966
Switzerland – 2.28%
Baloise Holding	7,172	636,015
Novartis	9,575	517,187
†Swiss Reinsurance	21,532	1,059,905
		2,213,107
United Kingdom – 18.44%
Associated British Foods	40,443	600,894
AstraZeneca	10,336	460,867
BAE Systems	110,425	622,081
Balfour Beatty	142,868	633,342
BHP Billiton	18,593	637,860
BP	54,925	519,647
British Land	71,858	524,665
Firstgroup	96,875	527,957
Home Retail Group	112,731	462,788
HSBC Holdings	65,536	664,496
Imperial Tobacco Group	20,606	628,581
International Power	123,030	595,252
J Sainsbury	127,681	634,613
Kingfisher	189,911	618,229
Land Securities Group	59,234	609,498
Man Group	170,414	624,589
Marks & Spencer Group	85,597	480,653
Pearson	40,853	641,706
Rexam	142,241	632,505
RSA Insurance Group	329,121	636,351
Sage Group	173,285	628,799
Segro	113,874	551,644
Tesco	96,742	639,183
Thomas Cook Group	156,034	637,953
TUI Travel	137,644	629,402
United Utilities Group	75,018	636,431
Vodafone Group	211,243	487,462
Whitbread	27,958	625,001
WM Morrison Supermarkets	142,337	634,012
WPP	62,552	648,386
		17,874,847
Total Common Stock (Cost $90,203,796)		94,419,927

Preferred Stock – 0.64%∆
Germany – 0.64%
Volkswagen	6,762	620,183
Total Preferred Stock (Cost $618,071)		620,183

Short-Term Investment – 2.29%
Money Market Mutual Fund – 2.29%
Dreyfus Treasury & Agency Cash Management Fund	2,222,904	2,222,904
Total Short-Term Investment (Cost $2,222,904)		2,222,904

Total Value of Securities – 100.33%
(Cost $93,044,771)		97,263,014
Liabilities Net of Receivables and Other Assets (See Notes) – (0.33%)		(320,420)
Net Assets Applicable to 11,874,345 Shares Outstanding – 100.00%		$96,942,594

†Non income producing security.
∆Securities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $430,035, which represented 0.44% of the Fund’s net assets. See Note 1 in "Notes."

Summary of Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Kroner
NZD – New Zealand Dollar
SCpA – Italian Consortium Joint-Stock Company
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts
			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD 7,206,716	USD (6,610,000)	4/7/10	$ (2,504)
CAD (5,084,500)	USD 5,000,000	4/6/10	(6,888)
CHF (1,200,149)	USD 1,135,000	4/7/10	(3,350)
EUR (2,073,153)	USD 2,800,000	4/7/10	(332)
GBP 429,216	USD (650,000)	4/7/10	1,372
HKD (5,823,225)	USD 750,000	4/7/10	(45)
JPY (353,210,000)	USD 3,800,000	4/5/10	21,844
NOK (10,697,040)	USD 1,800,000	4/8/10	583
NZD 1,175,523	USD (832,000)	4/7/10	2,466
SEK (1,333,110)	USD 185,000	4/8/10	347
SGD 1,972,590	USD (1,410,000)	4/6/10	57
			$13,550

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Developed International 150 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax returns for all open tax years (December 31, 2008 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$93,523,139
Aggregate unrealized appreciation	$ 4,586,821
Aggregate unrealized depreciation	(846,946)
Net unrealized appreciation	$ 3,739,875

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $4,517,061 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $13,780 expires in 2016 and $4,503,281 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 3	Total
Common Stock	$93,989,892	$430,035	$94,419,927
Short-Term	2,222,904	-	2,222,904
Other	620,183	-	620,183
Total	$96,832,979	$430,035	$97,263,014

Foreign Currency Exchange Contracts	$-	$ 13,550	$ 13,550

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 12/31/09	$ -
Purchases	74,981
Transfers into Level 3	299,903
Net change in unrealized
appreciation/depreciation	55,151
Balance as of 3/31/10	$430,035

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$ 55,151

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable.  The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.  While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets.  As of March 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP SSgA Emerging Markets 100 Fund

March 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 86.97%Δ
Brazil – 4.93%
Banco do Brasil	80,600	$1,352,589
Centrais Eletricas Brasileiras	89,800	1,327,753
Cia de Saneamento Basico do Estado de Sao Paulo	68,151	1,235,626
Empresa Bras de Aeronautica	224,800	1,329,527
Souza Cruz	38,600	1,345,439
		6,590,934
Czechoslovakia – 1.97%
†Komercni Banka	6,496	1,317,854
†Telefonica o2 Czech Republic	56,466	1,318,190
		2,636,044
■Hong Kong – 10.21%
†Bank of China	2,526,000	1,346,896
Chaoda Modern Agriculture Holdings	1,050,000	1,118,395
China Agri-Industries Holdings	906,684	1,251,847
China Petroleum & Chemical	1,622,000	1,328,643
China Shipping Development	698,000	1,139,922
COSCO Pacific	771,632	1,168,740
Denway Motors	2,192,500	1,166,246
PetroChina	1,156,000	1,351,900
Shanghai Industrial Holdings	242,000	1,109,598
Shui On Land	2,636,358	1,348,017
Zhejiang Expressway	1,462,000	1,319,976
		13,650,180
Hungary – 1.82%
†Magyar Telekom Telecommunications	291,081	1,188,328
†Richter Gedeon	5,766	1,247,416
		2,435,744
India – 1.98%
Reliance Communications	353,566	1,340,364
Tata Steel	92,519	1,304,409
		2,644,773
Malaysia – 1.87%
Genting Malaysia	1,372,300	1,208,704
PPB Group	233,300	1,288,773
		2,497,477
Mexico – 0.24%
Grupo Aeroportuario del Pacifico Class B	85,200	316,508
		316,508
Poland – 1.02%
†KGHM Polska Miedz	36,147	1,357,854
		1,357,854
Republic of Korea – 28.34%
Busan Bank	127,962	1,374,111
CJ CheilJedang	6,860	1,364,179
Daegu Bank	105,143	1,407,855
Daewoo Securities	73,160	1,319,072
Daewoo Shipbuilding & Marine Engineering	70,590	1,353,841
GS Holdings	39,460	1,398,512
Hankook Tire	67,120	1,272,459
Hanwha	35,630	1,298,986
Honam Petrochemical	13,020	1,306,085
Hyosung	18,490	1,326,959
Hyundai Heavy Industries	6,410	1,342,675
Hyundai Mipo Dockyard	8,927	1,226,876
Hyundai Motor	12,850	1,311,746
Hyundai Securities	108,560	1,304,888
†Hyundai Steel	17,300	1,313,421
Kangwon Land	67,370	1,012,232
KB Financial Group	27,694	1,336,420
KCC	4,150	1,298,422
Kia Motors	58,160	1,297,927
Korea Exchange Bank	113,049	1,348,855
Korea Zinc	7,650	1,365,770
KT	31,650	1,307,736
KT&G	24,130	1,335,046
LG Electronics	12,850	1,306,067
LG Telecom	195,765	1,335,725
POSCO	2,779	1,296,842
SK Holdings	15,190	1,349,238
SK Telecom	8,540	1,309,550
Yuhan	7,128	1,086,729
		37,908,224
Russia – 3.95%
Gazpromneft Class S	252,973	1,302,811
†Lukoil ADR	23,397	1,327,546
†Surgutneftegaz ADR	133,229	1,320,299
†Tatneft ADR	43,311	1,336,144
		5,286,800
South Africa – 12.70%
ABSA Group	69,319	1,353,099
Aveng	228,951	1,180,872
Exxaro Resources	78,784	1,360,619
†Foschini	144,648	1,329,412
Gold Fields	106,615	1,348,409
Imperial Holdings	96,541	1,328,134
Investec	153,528	1,316,045
Massmart Holdings	89,732	1,335,641
Murray & Roberts Holdings	223,430	1,326,788
Nedbank Group	70,182	1,347,802
Remgro	83,570	1,123,438
RMB Holdings	289,547	1,285,684
Standard Bank Group	86,116	1,353,758
		16,989,701
Taiwan – 11.76%
Asia Cement	651,000	635,772
Catcher Technology	550,000	1,351,501
Chang Hwa Commercial Bank	2,622,000	1,189,472
Compal Electronics	927,277	1,213,778
HTC	114,000	1,332,409
LIite-On Technology	982,371	1,304,464
Macronix International	2,005,000	1,326,455
Mega Financial Holding	1,130,000	655,021
Novatek Microelectronics	415,906	1,297,147
Powertech Technology	213,000	761,613
Quanta Computer	686,000	1,331,263
Taiwan Cement	1,403,000	1,323,773
Taiwan Cooperative Bank	1,157,000	699,831
Unimicron Technology	1,022,000	1,312,011
		15,734,510
Thailand – 1.98%
Bangkok Bank	314,640	1,279,776
Charoen Pokphand Foods	2,935,200	1,369,684
		2,649,460
Turkey – 4.20%
Anadolu Efes Biracilik Ve Malt Sanayii	113,950	1,201,054
Haci Omer Sabanci Holding	300,116	1,285,082
Tupras Turkiye Petrol Rafine	62,812	1,427,546
Turk Telekomunikasyon	273,570	919,109
Turkcell Iletisim Hizmet	129,534	789,321
Turkiye Is Bankasi Class C	1	4
		5,622,116
Total Common Stock (Cost $104,938,445)		116,320,325
Preferred Stock – 10.65%Δ
Brazil – 9.66%
Centrais Elecricas Brasileiras Class B 6.14%	60,885	1,095,331
Cia de Bebidas das Americas 4.33%	14,500	1,328,742
Cia Energetica de Minas Gerais 5.14%	71,996	1,190,388
Cia Energetica de Sao Paulo Class B 1.25%	104,703	1,440,978
Cia Paranaense de Energia Class B 4.70%	59,867	1,215,010
Eletropaulo Metropolitana Eletricidade de Sao Paulo Class B 16.19%	54,360	1,190,648
Petroleo Brasiliero 2.09%	68,700	1,366,855
Suzano Papel e Celulose 3.11%	100,200	1,368,860
Tele Norte Leste Participacoes 18.18%	75,900	1,344,545
Usinas Siderurgicas de Minas Gerais Class A 1.71%	39,914	1,373,962
		12,915,319
Republic of Korea – 0.99%
Samsung Electronics 1.50%	2,780	1,321,879
		1,321,879
Total Preferred Stock (Cost $12,574,479)		14,237,198
Short-Term Investment – 3.84%
Money Market Mutual Fund – 3.84%
Dreyfus Treasury & Agency Cash Management Fund	5,136,851	5,136,851
Total Short-Term Investment (Cost $5,136,851)		5,136,851
Total Value of Securities – 101.46%
(Cost $122,649,775)		135,694,374
Liabilities Net of Receivables and Other Assets (See Notes) – (1.46%)		(1,951,258)
Net Assets Applicable to 11,555,705 Shares Outstanding – 100.00%		$133,743,116

ΔSecurities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP SSgA Emerging Markets 100 Fund (Fund).

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.  The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the federal income tax returns for all open tax years (December 31, 2008 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$123,163,573
Aggregate unrealized appreciation	$12,955,478
Aggregate unrealized depreciation	(424,677)
Net unrealized appreciation	$12,530,801

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $2,223,318 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $16,392 expires in 2016 and $2,206,926 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

Level 1
Common Stock	$116,320,325
Short-Term	5,136,851
Other	14,237,198
Total	$135,694,374

There were no Level 3 securities at the beginning or end of the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.  No foreign currency exchange contracts were outstanding at March 31, 2010.

4. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable.  The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.  While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets.  As of March 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

LVIP Global Income Fund

March 31, 2010
		Principal	Value
		Amount¡	(U.S. $)
Bonds – 88.98%
Argentina – 0.94%
•Argentina Bonos 0.389% 8/3/12		5,595,000	$1,874,325
			1,874,325
Australia – 8.65%
Australian Government
5.25% 3/15/19	AUD	3,600,000	3,198,830
5.75% 5/15/21	AUD	4,300,000	3,933,945
6.00% 2/15/17	AUD	1,800,000	1,685,447
6.50% 5/15/13	AUD	1,800,000	1,709,511
New South Wales Treasury 5.50% 3/1/17	AUD	960,000	858,695
Queensland Treasury
6.00% 6/14/11	AUD	3,900,000	3,623,269
6.00% 8/14/13	AUD	1,370,000	1,272,496
6.00% 9/14/17	AUD	940,000	862,820
#144A 7.125% 9/18/17	NZD	170,000	128,337
			17,273,350
Austria – 1.88%
Republic of Austria 3.50% 7/15/15	EUR	2,650,000	3,760,080
			3,760,080
Belgium – 1.36%
Belgium Government
5.50% 9/28/17	EUR	500,000	787,733
5.50% 3/28/28	EUR	1,200,000	1,932,422
			2,720,155
Brazil – 2.35%
Brazil Notas do Tesouro Nacion
Series B
6.00% 5/15/11	BRL	5,500	60,559
6.00% 5/15/13	BRL	15,500	168,183
6.00% 5/15/15	BRL	141,000	1,518,828
6.00% 5/15/45	BRL	50,000	533,579
Series F
10.00% 1/1/12	BRL	1,635,000	896,307
10.00% 1/1/17	BRL	3,000,000	1,520,295
			4,697,751
Canada – 0.64%
Province of Ontario Canada 6.25% 6/16/15	NZD	1,750,000	1,279,971
			1,279,971
Finland – 1.89%
Finnish Government 5.375% 7/4/13	EUR	2,500,000	3,778,885
			3,778,885
France – 3.74%
Dexia Municipal Agency
0.80% 5/21/12	JPY	50,000,000	531,908
1.55% 10/31/13	JPY	150,000,000	1,616,801
France Government
4.00% 4/25/14	EUR	2,750,000	4,007,615
4.25% 4/25/19	EUR	890,000	1,297,514
			7,453,838
Germany – 3.71%
Bayerische Landesbank 1.40% 4/22/13	JPY	150,000,000	1,624,512
Deutschland Republic
3.75% 1/4/19	EUR	880,000	1,257,261
4.00% 1/4/18	EUR	420,000	613,142
6.25% 1/4/24	EUR	1,000,000	1,754,851
KFW 4.66% 1/5/12	NOK	12,500,000	2,157,409
			7,407,175
Greece – 0.90%
Hellenic Republic 4.60% 7/20/18	EUR	1,500,000	1,799,442
			1,799,442
Hungary – 0.88%
Republic of Hungary
3.875% 2/24/20	EUR	490,000	622,983
5.75% 6/11/18	EUR	350,000	514,829
6.25% 1/29/20		580,000	619,262
			1,757,074
Indonesia – 3.90%
Indonesia Government
10.00% 9/15/24	IDR	25,030,000,000	2,857,787
10.00% 2/15/28	IDR	7,040,000,000	778,436
12.80% 6/15/21	IDR	29,990,000,000	4,153,044
			7,789,267
Ireland – 1.36%
Irish Government 4.50% 10/18/18	EUR	1,950,000	2,710,824
			2,710,824
Israel – 1.61%
Israel Government Bond-Shahar 7.00% 4/29/11	ILS	7,230,000	2,055,589
≠Israel Treasury Bill-Makam
1.593% 10/6/10	ILS	1,345,000	359,619
1.951% 2/2/11	ILS	215,000	57,067
1.968% 1/5/11	ILS	2,645,000	703,306
2.002% 3/2/11	ILS	105,000	27,830
			3,203,411
Italy – 2.65%
Italy Buoni Poliennali Del Tesoro
2.75% 6/15/10	EUR	1,000,000	1,356,761
4.00% 2/1/37	EUR	1,100,000	1,341,360
4.75% 2/1/13	EUR	970,000	1,416,609
5.00% 2/1/12	EUR	820,000	1,180,102
			5,294,832
Japan – 7.77%
Development Bank of Japan
1.60% 6/20/14	JPY	70,000,000	782,291
2.30% 3/19/26	JPY	70,000,000	770,077
Japan Finance Organization for Municipalities 1.55% 2/21/12	JPY	100,000,000	1,094,013
Japan Government 10 Yr Bonds
1.20% 9/20/12	JPY	250,000,000	2,738,146
1.90% 12/20/10	JPY	150,000,000	1,624,584
1.70% 3/20/17	JPY	340,000,000	3,834,324
Japan Government 20 Yr Bonds
1.90% 3/22/21	JPY	320,000,000	3,553,715
2.10% 9/20/24	JPY	100,000,000	1,104,492
			15,501,642
Malaysia – 1.73%
Malaysia Government
2.509% 8/27/12	MYR	4,000,000	1,210,971
3.833% 9/28/11	MYR	7,200,000	2,245,139
			3,456,110
Mexico – 3.25%
Mexican Bonos
7.75% 12/14/17	MXN	24,000,000	1,981,915
8.00% 12/7/23	MXN	15,000,000	1,217,466
10.00% 12/5/24	MXN	22,000,000	2,100,033
10.00% 11/20/36	MXN	12,500,000	1,192,898
			6,492,312
Netherlands – 2.20%
Bank Nederlandse Gemeenten 1.85% 11/7/16	JPY	85,000,000	945,601
•ING Bank 6.125% 5/29/23	EUR	700,000	1,035,444
Netherlands Government
3.75% 7/15/14	EUR	25,000	36,196
7.50% 1/15/23	EUR	1,250,000	2,381,841
			4,399,082
Norway – 3.60%
Eksportfinans 1.80% 6/21/10	JPY	290,000,000	3,108,587
Norwegian Government 6.00% 5/16/11	NOK	23,330,000	4,084,896
			7,193,483
Peru – 0.09%
Peru B Soberano 8.60% 8/12/17	PEN	430,000	183,385
			183,385
Poland – 4.34%
Poland Government
4.25% 5/24/11	PLN	240,000	84,385
4.75% 4/25/12	PLN	5,650,000	1,987,457
5.25% 10/25/17	PLN	8,150,000	2,853,696
5.75% 4/25/14	PLN	4,600,000	1,658,433
5.75% 9/23/22	PLN	2,400,000	849,168
6.25% 10/24/15	PLN	1,300,000	479,658
Poland Government International Bond 6.375% 7/15/19		680,000	744,952
			8,657,749
Qatar – 0.19%
#Qatar Government International Bond 144A 6.55% 4/9/19		340,000	386,750
			386,750
Republic of Iraq – 0.13%
#Republic of Iraq 144A 5.80% 1/15/28		320,000	260,800
			260,800
Republic of Korea – 6.42%
Export-Import Bank of Korea 8.125% 1/21/14		170,000	197,383
Korea Development Bank 8.00% 1/23/14		170,000	196,214
Korea Treasury Bonds
4.00% 6/10/12	KRW	4,690,000,000	4,176,611
4.75% 12/10/11	KRW	3,850,000,000	3,482,367
5.25% 3/10/13	KRW	2,500,000,000	2,293,055
5.75% 12/10/10	KRW	2,500,000,000	2,258,339
Republic of Korea 7.125% 4/16/19		170,000	199,865
			12,803,834
Republic of Lithuania – 0.95%
#Republic of Lithuania 144A
6.75% 1/15/15		660,000	723,748
7.375% 2/11/20		1,060,000	1,165,524
			1,889,272
Republic of Vietnam – 0.39%
#Republic of Vietnam 144A 6.75% 1/29/20		760,000	779,000
			779,000
Russia – 1.24%
#Russian-Eurobond 144A 7.50% 3/31/30		2,143,600	2,481,217
			2,481,217
Slovenia – 1.57%
Republic of Slovenia 4.375% 2/6/19	EUR	2,200,000	3,129,207
			3,129,207
South Africa – 0.86%
South Africa Government International Bond
4.50% 4/5/16	EUR	150,000	209,704
5.25% 5/16/13	EUR	130,000	186,133
5.50% 3/9/20		560,000	569,800
6.875% 5/27/19		660,000	740,025
			1,705,662
Spain – 2.09%
Instituto de Credito Oficial 1.50% 9/20/12	JPY	380,000,000	4,161,852
			4,161,852
Supranational – 7.71%
Asian Development Bank 2.35% 6/21/27	JPY	290,000,000	3,219,813
Corporation Andina de Fomento 8.125% 6/4/19		270,000	318,244
European Investment Bank
1.40% 6/20/17	JPY	375,000,000	4,119,292
5.375% 7/16/12	NOK	3,000,000	533,203
Inter-American Development Bank 6.25% 6/22/16	NZD	700,000	512,830
International Bank for Reconstruction & Development 6.00% 11/9/16	AUD	2,900,000	2,644,296
Nordic Investment Bank 1.70% 4/27/17	JPY	360,000,000	4,039,624
			15,387,302
Sweden – 2.43%
Sweden Government 5.25% 3/15/11	SEK	33,490,000	4,845,292
			4,845,292
United Arab Emirates – 0.20%
#Emirate of Abu Dhabi 144A 6.75% 4/8/19		350,000	399,621
			399,621
United Kingdom – 2.54%
HSBC Holdings
6.00% 6/10/19	EUR	780,000	1,168,609
6.25% 3/19/18	EUR	200,000	306,478
•Lloyds TSB Bank 5.625% 3/5/18	EUR	400,000	539,088
Royal Bank of Scotland 5.375% 9/30/19	EUR	1,000,000	1,349,779
Standard Chartered Bank 5.875% 9/26/17	EUR	500,000	736,894
•Standard Life 6.375% 7/12/22	EUR	700,000	969,636
			5,070,484
United States – 0.90%
California State Refunding 4.50% 8/1/28 (AMBAC)		45,000	40,128
California State (Taxable Build America Bonds)
6.20% 3/1/19		105,000	107,519
6.65% 3/1/22		115,000	119,957
7.625% 3/1/40		400,000	418,395
7.95% 3/1/36		160,000	164,507
California State (Various Purposes)
5.25% 3/1/30		165,000	162,787
5.50% 3/1/40		140,000	139,789
Detroit, Michigan District State Aid 4.50% 11/1/23		40,000	38,127
Illinois State 4.421% 1/1/15		340,000	343,186
Tulare, California Sewer Revenue (Taxable Build America Bonds) 8.75% 11/15/44 (AGM)		115,000	115,461
•Zurich Finance USA 4.50% 6/15/25	EUR	100,000	139,237
			1,789,093
Venezuela – 1.92%
^Petroleos de Venezuela 11.407% 7/10/11		2,450,000	2,156,000
Venezuela Government International Bond
•1.249% 4/20/11		950,000	885,163
5.375% 8/7/10		490,000	488,775
10.75% 9/19/13		300,000	294,750
			3,824,688
Total Bonds (Cost $171,784,980)			177,598,217
≠Discount Notes – 3.64%
Federal Farm Credit 0.001% 4/1/10		1,450,000	1,450,000
Federal Home Loan Bank 0.001% 4/1/10		5,805,000	5,805,000
Total Discount Notes (Cost $7,255,000)			7,255,000
		Number of
		Shares
Short-Term Investment – 6.55%
Money Market Mutual Fund – 6.55%
Dreyfus Treasury & Agency Cash Management Fund		13,078,697	13,078,697
Total Short-Term Investment (Cost $13,078,697)			13,078,697
Total Value of Securities – 99.17%
(Cost $192,118,677)			197,931,914
Receivables and Other Assets Net of Liabilities (See Notes) – 0.83%			1,654,454
Net Assets Applicable to 17,899,985 Shares Outstanding – 100.00%			$199,586,368

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD – Australian Dollar
BRL – Brazilian Real
CLP – Chilean Peso
CNY – Chinese Yuan
EUR – European Monetary Unit
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR - Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PEN – Peruvian Sol
PHP – Philippine Peso
PLN – Polish Zloty
SEK– Swedish Krona
USD – United States Dollar

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of March 31, 2010.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $6,378,937, which represented 3.20% of the Fund's net assets. See Note 4 in "Notes."
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
Yr – Year

1The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts
			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD (1,306,237)	USD 948,262	5/7/10	$(245,364)
AUD 758,000	USD (660,976)	12/1/10	14,175
AUD 304,000	USD (266,608)	12/9/10	3,891
AUD 379,000	USD (330,564)	12/10/10	6,628
AUD 379,000	USD (330,715)	12/10/10	6,476
AUD 2,250,385	USD (1,900,000)	12/29/10	97,338
AUD 506,730	USD (422,000)	2/8/11	25,437
AUD 506,590	USD (422,000)	2/8/11	25,313
AUD 161,000	JPY (11,886,630)	2/9/11	14,511
AUD 161,000	JPY (11,916,093)	2/9/11	14,195
AUD 161,000	JPY (11,940,404)	2/9/11	13,934
BRL 691,688	USD (343,440)	7/29/10	35,014
BRL 165,000	JPY (8,013,555)	8/17/10	4,064
BRL 122,000	JPY (5,874,300)	8/18/10	3,533
BRL 183,000	JPY (8,602,098)	8/19/10	7,516
BRL 122,000	JPY (5,700,206)	8/31/10	5,182
BRL 184,000	JPY (8,507,608)	9/2/10	8,723
BRL 275,000	JPY (12,822,507)	9/15/10	11,405
BRL 588,000	JPY (26,776,755)	1/26/11	20,278
BRL 219,000	JPY (10,005,619)	1/27/11	7,172
CLP 595,612,500	USD (1,050,000)	5/7/10	87,523
CLP 600,075,000	USD (1,050,000)	5/7/10	96,045
CLP 64,400,000	USD (119,326)	5/10/10	3,693
CLP 18,760,000	USD (37,899)	12/6/10	(1,847)
CLP 24,670,000	USD (49,763)	12/6/10	(2,354)
CLP 28,210,000	USD (56,875)	12/7/10	(2,662)
CLP 376,500,000	USD (750,000)	1/4/11	(26,240)
CLP 60,541,000	USD (122,182)	1/7/11	(5,798)
CLP 35,450,000	USD (71,099)	1/7/11	(2,950)
CLP 49,800,000	USD (101,674)	1/10/11	(5,936)
CLP 35,800,000	USD (67,344)	2/7/11	1,501
CLP 64,100,000	USD (119,311)	2/10/11	3,959
CLP 64,100,000	USD (119,311)	2/10/11	3,959
CLP 64,000,000	USD (119,342)	2/11/11	3,738
CLP 63,300,000	USD (119,321)	2/14/11	2,416
CLP 126,200,000	USD (235,586)	2/16/11	4,125
CLP 30,500,000	USD (58,317)	2/18/11	342
CLP 61,100,000	USD (116,603)	2/18/11	908
CLP 60,900,000	USD (116,566)	2/22/11	565
CLP 103,600,000	USD (198,031)	2/22/11	1,227
CLP 319,000,000	USD (608,057)	2/22/11	5,490
CLP 61,500,000	USD (116,598)	2/23/11	1,689
CLP 61,000,000	USD (116,479)	2/24/11	848
CLP 91,400,000	USD (174,828)	2/25/11	971
CLP 130,370,000	USD (249,340)	2/25/11	1,414
CLP 66,100,000	USD (125,665)	2/28/11	1,476
CLP 32,300,000	USD (61,606)	3/1/11	523
CLP 81,300,000	USD (155,005)	3/1/11	1,375
CLP 20,200,000	USD (38,660)	3/2/11	195
CLP 42,500,000	USD (82,086)	3/15/11	(325)
CLP 61,600,000	USD (119,357)	3/21/11	(845)
CNY 11,689,320	USD (1,740,000)	5/7/10	(27,556)
CNY 11,844,800	USD (1,760,000)	5/10/10	(24,757)
CNY 6,626,500	USD (1,000,000)	11/29/10	(24,440)
EUR 739,909	USD (997,915)	4/7/10	1,524
EUR (9,464,375)	USD 13,265,648	4/30/10	481,274
EUR (3,385,000)	USD 4,524,493	5/7/10	(47,947)
EUR (606,438)	USD 807,290	5/10/10	(11,883)
EUR (1,630,646)	USD 2,221,380	5/21/10	18,700
EUR (915,344)	PLN 3,846,000	8/11/10	95,990
EUR (160,000)	USD 225,544	8/20/10	9,429
EUR (164,000)	USD 231,971	8/23/10	10,455
EUR (162,000)	USD 230,753	9/7/10	11,942
EUR (170,000)	USD 248,438	10/4/10	18,826
EUR (275,000)	USD 399,493	10/6/10	28,061
EUR (270,000)	USD 396,563	10/8/10	31,883
EUR (767,000)	USD 1,147,509	10/26/10	111,529
EUR (385,000)	USD 568,645	10/26/10	48,629
EUR (390,000)	USD 583,596	10/27/10	56,827
EUR (1,929,000)	USD 2,888,774	10/27/10	283,292
EUR (50,000)	USD 73,855	11/2/10	6,320
EUR (187,000)	USD 274,927	11/3/10	22,346
EUR (143,000)	USD 209,674	11/5/10	16,523
EUR (330,749)	NOK 2,828,000	11/29/10	23,464
EUR (650,340)	NOK 5,550,000	11/29/10	44,373
EUR (875,000)	USD 1,304,188	11/29/10	122,292
EUR (105,507)	NOK 910,000	12/1/10	8,781
EUR (503,563)	PLN 2,120,000	1/4/11	46,569
EUR (758,000)	USD 1,083,546	1/4/11	59,648
EUR (1,331,229)	SEK 13,500,000	1/11/11	69,763
EUR (623,000)	USD 890,460	1/11/11	48,912
EUR (658,000)	USD 940,841	1/11/11	52,015
EUR (123,000)	USD 177,928	1/18/11	11,779
EUR (126,500)	USD 178,586	1/27/11	7,707
EUR (45,000)	USD 61,756	2/8/11	968
EUR (276,697)	NOK 2,305,800	2/8/11	8,373
EUR (34,000)	USD 46,677	2/8/11	748
EUR (553,439)	NOK 4,605,000	2/9/11	15,557
EUR (105,000)	USD 143,430	2/9/11	1,592
EUR (387,379)	NOK 3,222,800	2/9/11	10,812
EUR (108,000)	USD 147,392	2/10/11	1,501
EUR (108,000)	USD 148,063	2/14/11	2,171
EUR (107,000)	USD 145,584	2/16/11	1,043
EUR (107,000)	USD 145,509	2/16/11	968
EUR (115,000)	USD 158,003	2/18/11	2,655
EUR (115,000)	USD 157,988	2/18/11	2,640
EUR (267,000)	USD 365,325	3/7/11	4,641
EUR (353,000)	USD 483,525	3/7/11	6,665
EUR (94,000)	USD 128,629	3/8/11	1,646
EUR (1,236,132)	SEK 12,000,000	3/11/11	(10,348)
EUR (3,120,000)	USD 4,231,968	3/11/11	17,210
ILS 448,000	USD (118,225)	8/17/10	2,788
ILS 448,000	USD (118,027)	8/19/10	2,981
ILS 45,000	USD (11,855)	8/19/10	300
ILS 71,900	USD (44,975)	8/20/10	1,456
ILS 293,400	USD (76,943)	8/23/10	2,302
ILS 2,465,900	USD (660,639)	1/7/11	3,624
ILS 319,324	USD (85,042)	3/15/11	860
ILS 193,959	USD (51,733)	3/20/11	438
INR 43,602,000	USD (860,000)	5/7/10	109,406
INR 44,962,800	USD (890,000)	5/10/10	109,359
INR 499,000	USD (9,980)	6/19/10	1,041
INR 499,000	USD (9,980)	7/20/10	1,040
INR 4,373,000	USD (87,565)	8/20/10	8,746
INR 3,790,000	USD (75,895)	8/23/10	7,554
INR 2,680,000	USD (53,707)	9/1/10	5,255
INR 22,824,000	USD (480,627)	10/26/10	19,249
INR 7,616,000	USD (160,202)	10/26/10	6,599
INR 11,346,000	USD (240,320)	10/27/10	8,153
INR 47,060,000	USD (1,000,000)	11/29/10	27,923
INR 15,600,000	USD (331,640)	2/4/11	7,324
INR 5,400,000	USD (115,139)	2/4/11	2,195
INR 6,800,000	USD (145,315)	2/7/11	2,404
INR 11,200,000	USD (239,885)	2/8/11	3,397
JPY 149,380,843	USD (1,600,052)	4/7/10	(2,163)
JPY (22,978,000)	USD 242,241	8/17/10	(3,781)
JPY (11,418,000)	USD 121,120	8/18/10	(1,132)
JPY (11,365,000)	USD 120,801	8/19/10	(884)
JPY (11,394,000)	USD 120,984	8/20/10	(1,014)
JPY (11,408,000)	USD 120,799	8/20/10	(1,348)
JPY (22,764,000)	USD 241,958	8/23/10	(1,787)
JPY (22,597,000)	USD 241,957	8/23/10	1
JPY (22,640,000)	USD 241,958	8/24/10	(461)
JPY (22,716,000)	USD 241,962	8/24/10	(1,271)
JPY (11,260,000)	USD 120,984	8/25/10	416
JPY (11,285,000)	USD 120,979	9/1/10	135
JPY (11,167,000)	USD 120,982	9/2/10	1,401
JPY (16,818,000)	USD 181,467	9/9/10	1,361
JPY (17,572,000)	USD 191,424	9/10/10	3,242
JPY (16,761,000)	USD 181,475	9/10/10	1,977
JPY (14,597,000)	USD 159,523	9/13/10	3,196
JPY (11,485,000)	USD 127,618	9/15/10	4,617
JPY (11,613,000)	USD 127,613	9/15/10	3,240
JPY (17,297,000)	USD 191,421	9/15/10	6,175
JPY (5,775,000)	USD 63,812	9/16/10	1,963
JPY (17,226,000)	USD 191,421	9/16/10	6,933
JPY (5,726,000)	USD 63,807	9/21/10	2,479
JPY (11,549,000)	USD 127,613	9/21/10	3,919
JPY (11,158,000)	USD 123,300	9/24/10	3,790
JPY (1,110,000)	USD 12,335	9/27/10	446
JPY (3,492,000)	USD 38,804	9/28/10	1,401
JPY (5,819,000)	USD 64,663	9/29/10	2,334
JPY (105,000,000)	USD 1,154,354	10/26/10	29,108
JPY (5,392,769)	USD 59,600	11/8/10	1,794
JPY (5,297,000)	USD 59,146	11/10/10	2,365
JPY (12,889,000)	USD 143,842	11/12/10	5,673
JPY (5,370,800)	USD 59,990	11/12/10	2,415
JPY (29,985,000)	USD 334,747	11/15/10	13,292
JPY (7,218,000)	USD 80,338	11/16/10	2,956
JPY (14,973,000)	USD 167,371	11/16/10	6,849
JPY (29,897,000)	USD 334,744	11/17/10	14,220
JPY (7,824,000)	USD 87,031	11/17/10	3,150
JPY (11,961,000)	USD 133,897	11/17/10	5,664
JPY (41,691,000)	USD 468,643	11/18/10	21,667
JPY (32,332,000)	USD 364,870	11/29/10	18,164
JPY (47,109,000)	USD 535,599	11/29/10	30,435
JPY (11,693,000)	USD 133,902	11/29/10	8,515
JPY (28,991,000)	USD 334,742	12/1/10	23,851
JPY (24,430,094)	USD 268,569	12/28/10	6,458
JPY (24,520,467)	USD 268,569	12/28/10	5,489
JPY (24,468,902)	USD 268,569	12/28/10	6,042
JPY (30,700,000)	USD 336,946	1/7/11	7,505
JPY (15,350,000)	USD 168,455	1/7/11	3,735
JPY (15,350,300)	USD 168,487	1/7/11	3,766
JPY (15,400,000)	USD 168,485	1/11/11	3,216
JPY (15,410,000)	USD 168,415	1/11/11	3,039
JPY (35,560,000)	USD 387,719	1/13/11	6,083
JPY (35,290,000)	USD 387,689	1/14/11	8,945
JPY (28,070,000)	USD 310,147	1/14/11	8,890
JPY (49,760,000)	USD 554,044	1/26/11	19,885
JPY (12,400,000)	USD 138,439	1/26/11	5,329
JPY (43,530,000)	USD 484,733	1/26/11	17,451
JPY (42,789,000)	USD 476,423	1/27/11	17,087
JPY (20,162,503)	KRW 268,000,000	2/10/11	17,564
JPY (52,074,000)	USD 585,346	2/10/11	26,194
JPY (6,078,103)	KRW 80,000,000	2/14/11	4,590
JPY (6,969,696)	KRW 92,000,000	2/14/11	5,494
JPY (4,133,813)	KRW 54,000,000	2/16/11	2,759
JPY (36,590,000)	USD 406,949	2/22/11	13,971
JPY (36,600,000)	USD 406,757	2/22/11	13,672
JPY (53,500,000)	USD 599,124	3/1/11	24,459
JPY (53,600,000)	USD 599,902	3/1/11	24,162
JPY (59,700,000)	USD 671,103	3/1/11	29,841
JPY (60,393,560)	USD 671,151	3/6/11	22,380
JPY (34,641,000)	USD 384,609	3/18/11	12,400
JPY (20,800,000)	USD 230,849	3/18/11	7,359
JPY (28,080,000)	USD 312,239	3/18/11	10,527
KRW 1,952,731,000	USD (1,670,000)	2/7/11	35,642
MXN (19,600,000)	USD 1,466,704	1/11/11	(64,295)
MYR 3,697,050	USD (1,050,000)	5/7/10	82,307
MYR 3,723,300	USD (1,050,000)	5/10/10	90,158
MYR 7,320,600	USD (2,100,000)	6/4/10	138,607
MYR 8,939,040	USD (2,640,000)	11/30/10	67,012
MYR 2,542,566	USD (740,000)	1/4/11	28,683
NZD (1,990,451)	USD 1,131,173	5/10/10	(278,602)
NZD (745,924)	USD 433,904	5/11/10	(94,374)
NZD (323,850)	USD 225,847	6/1/10	(3,167)
NZD (245,431)	USD 173,188	6/2/10	(358)
NZD (80,992)	USD 57,100	6/2/10	(171)
NZD (72,383)	USD 47,589	8/9/10	(3,337)
NZD (4,154,912)	USD 2,733,101	8/9/10	(190,151)
NZD (71,557)	USD 47,153	8/9/10	(3,193)
NZD (71,683)	USD 47,607	8/11/10	(2,819)
NZD (337,731)	USD 220,606	8/12/10	(16,955)
NZD (330,013)	USD 217,604	8/24/10	(14,314)
NZD (328,000)	USD 219,268	8/27/10	(11,182)
NZD (2,070,000)	USD 1,461,834	1/12/11	25,569
PHP 11,696,000	USD (242,136)	10/4/10	12,081
PHP 7,760,000	USD (161,435)	10/5/10	7,218
PHP 7,762,000	USD (161,437)	10/5/10	7,259
PHP 2,050,000	USD (43,049)	10/6/10	1,501
PHP 6,370,000	USD (134,524)	10/7/10	3,894
PHP 2,550,000	USD (53,816)	10/8/10	1,591
PHP 5,097,000	USD (107,613)	10/8/10	3,134
PHP 5,107,000	USD (107,621)	10/8/10	3,343
PHP 2,543,000	USD (53,808)	10/8/10	1,446
PHP 1,518,000	USD (32,291)	10/12/10	681
PHP 2,531,000	USD (53,817)	10/13/10	1,153
PHP 7,297,000	USD (155,771)	10/13/10	2,710
PHP 857,000	USD (18,273)	10/15/10	337
PHP 2,847,000	USD (60,936)	10/18/10	870
PHP 1,434,000	USD (30,459)	10/19/10	670
PHP 5,734,000	USD (121,870)	10/21/10	2,578
PHP 2,879,000	USD (60,931)	10/21/10	1,553
PHP 5,895,000	USD (123,845)	10/25/10	4,054
PHP 8,851,000	USD (185,750)	10/25/10	6,282
PHP 2,949,000	USD (61,915)	10/25/10	2,067
PHP 7,654,000	USD (160,991)	10/26/10	5,057
PHP 2,366,000	USD (49,539)	10/28/10	1,780
PHP 46,600,000	USD (1,000,000)	1/10/11	4,373
PHP 13,904,000	USD (298,967)	1/13/11	630
PHP 2,230,000	USD (47,680)	1/14/11	367
PHP 2,265,000	USD (48,657)	1/18/11	127
PHP 3,971,000	USD (85,067)	1/18/11	462
PHP 1,417,000	USD (30,323)	1/19/11	194
PHP 5,656,000	USD (121,360)	1/19/11	450
PHP 7,500,000	USD (156,642)	2/3/11	4,675
PHP 2,700,000	USD (56,415)	2/3/11	1,659
PHP 2,000,000	USD (42,105)	2/4/11	909
PHP 2,100,000	USD (44,166)	2/4/11	999
PHP 2,600,000	USD (54,910)	2/7/11	994
PHP 2,900,000	USD (61,311)	2/7/11	1,044
PLN 4,423,066	USD (1,479,781)	7/29/10	54,062
SEK 1,309,000	USD (166,169)	6/28/10	15,174
SEK 1,311,000	USD (164,519)	6/29/10	17,104
SEK 16,164,286	USD (2,188,503)	7/29/10	50,674
			$2,843,763

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Global Income Fund (Fund).

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions for the open tax year ended December 31, 2009 and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$192,118,895
Aggregate unrealized appreciation	$ 7,628,576
Aggregate unrealized depreciation	(1,761,617)
Net unrealized appreciation	$ 5,866,959

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$ -	$ 6,245,165	$ -	$6,245,165
Foreign Debt	-	159,798,263	8,811,051	168,609,314
Municipal Bonds	-	1,649,856	-	1,649,856
Short-Term	13,078,697	7,255,000	1,147,822	21,481,519
Total	$13,078,697	$174,948,284	$9,958,873	$197,985,854

Foreign Currency Exchange Contracts	$-	$2,843,763	$-	$2,843,763

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Debt	Short-Term	Total
Balance as of 12/31/09	$7,482,218	$348,583	$7,830,801
Purchases	1,373,497	779,237	2,152,734
Sales	(143,819)	-	(143,819)
Net change in unrealized
appreciation/depreciation	99,155	20,002	119,157
Balance as of 3/31/10	$8,811,051	$1,147,822	$9,958,873

Net change in unrealized
appreciation/depreciation	$99,155	$20,002	$119,157
from investments
still held as of 3/31/10

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.  The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standards & Poors Ratings Group and/or Ba or lower by Moody’s Investors Service Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of March 31, 2010, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would

Schedule of Investments (Unaudited)

LVIP Delaware Foundation® Moderate Allocation Fund

March 31, 2010

		Number of	Value
		Shares	(U.S. $)
Common Stock – 50.63%
U.S. Markets – 29.46%
Aerospace & Defense – 0.91%
Ducommun		440	$9,244
†DynCorp International Class A		1,345	15,468
†Esterline Technologies		515	25,456
Goodrich		1,380	97,318
Honeywell International		1,850	83,750
Lockheed Martin		780	64,912
Northrop Grumman		4,740	310,802
Rockwell Collins		770	48,194
Triumph Group		415	29,087
United Technologies		1,700	125,137
			809,368
Air Freight & Logistics – 0.26%
Expeditors International of Washington		5,600	206,752
†Hub Group Class A		975	27,281
			234,033
Airlines – 0.08%
†Alaska Air Group		1,430	58,959
†Hawaiian Holdings		1,870	13,782
			72,741
Auto Components – 0.04%
Cooper Tire & Rubber		715	13,599
†Tenneco		975	23,059
			36,658
Beverages – 0.19%
Coca-Cola		470	25,850
PepsiCo		2,110	139,598
			165,448
Biotechnology – 0.76%
†Acorda Therapeutics		415	14,193
†Alkermes		2,225	28,858
†Amgen		1,560	93,226
†Celera		2,540	18,034
†Celgene		690	42,752
†Gilead Sciences		7,840	356,563
†Human Genome Sciences		455	13,741
†Martek Biosciences		765	17,220
†ONYX Pharmaceuticals		900	27,252
†Regeneron Pharmaceuticals		945	25,033
†Vertex Pharmaceuticals		940	38,418
			675,290
Building Products – 0.02%
AAON		815	18,435
			18,435
Capital Markets – 0.90%
Apollo Investment		2,420	30,807
Ares Capital		1,695	25,154
Bank of New York Mellon		17,520	541,017
Goldman Sachs Group		730	124,560
†optionsXpress Holdings		1,450	23,621
†TD Ameritrade Holding		3,140	59,848
			805,007
Chemicals – 0.66%
Dow Chemical		3,170	93,737
duPont (E.I.) deNemours		6,200	230,888
Koppers Holdings		780	22,090
Praxair		2,200	182,600
†Rockwood Holdings		1,015	27,019
Schulman (A.)		875	21,411
†Spartech		1,100	12,870
			590,615
Commercial Banks – 0.41%
City Holding		670	22,974
Independent Bank		680	16,769
Prosperity Bancshares		535	21,935
TCF Financial		3,030	48,298
†Texas Capital Bancshares		1,115	21,174
Trustmark		1,055	25,774
Univest Corporation of Pennsylvania		485	9,065
Webster Financial		1,120	19,589
Wells Fargo		5,760	179,251
			364,829
Commercial Services & Supplies – 0.40%
†GeoEye		200	5,900
McGrath RentCorp		500	12,115
†Metalico		3,980	23,840
†Mobile Mini		448	6,940
Republic Services		1,080	31,342
†Tetra Tech		745	17,165
†United Stationers		525	30,896
US Ecology		1,095	17,630
Waste Management		6,100	210,022
			355,850
Communications Equipment – 1.10%
†Arris Group		1,730	20,777
†Cisco Systems		6,150	160,085
†Motorola		29,800	209,196
†NETGEAR		1,055	27,536
Plantronics		520	16,266
QUALCOMM		11,510	483,304
†Tekelec		1,700	30,872
†ViaSat		840	29,072
			977,108
Computers & Peripherals – 1.69%
†Apple		2,790	655,454
†EMC		5,320	95,973
Hewlett-Packard		3,100	164,765
International Business Machines		2,050	262,913
†NetApp		2,050	66,748
†Synaptics		880	24,297
†Teradata		8,100	234,009
			1,504,159
Construction & Engineering – 0.15%
Fluor		1,110	51,626
Granite Construction		360	10,879
†MYR Group		725	11,825
†Tutor Perini		785	17,074
†URS		860	42,665
			134,069
Consumer Finance – 0.06%
Capital One Financial		1,380	57,146
			57,146
Containers & Packaging – 0.16%
†Owens-Illinois		2,540	90,271
Rock-Tenn Class A		650	29,621
Silgan Holdings		345	20,779
			140,671
Diversified Consumer Services – 0.03%
†Lincoln Educational Services		990	25,047
			25,047
Diversified Financial Services – 0.94%
Bank of America		6,320	112,812
CME Group		900	284,498
†IntercontinentalExchange		2,500	280,450
JPMorgan Chase		3,610	161,548
			839,308
Diversified Telecommunication Services – 0.60%
Alaska Communications Systems Group		2,210	17,945
AT&T		9,320	240,829
Atlantic Tele-Network		95	4,268
†=Century Communication		5,000	0
NTELOS Holdings		1,170	20,814
Qwest Communications International		8,660	45,205
Verizon Communications		6,600	204,732
			533,793
Electric Utilities – 0.52%
American Electric Power		1,200	41,016
Edison International		5,900	201,603
Progress Energy		5,200	204,672
Unitil		620	14,415
			461,706
Electrical Equipment – 0.08%
Acuity Brands		630	26,592
Roper Industries		730	42,224
			68,816
Electronic Equipment, Instruments & Components – 0.09%
†Anixter International		640	29,984
†FARO Technologies		1,055	27,166
†IPG Photonics		875	12,950
†Rofin-Sinar Technologies		580	13,120
			83,220
Energy Equipment & Services – 0.50%
†Bristow Group		645	24,336
†Key Energy Services		2,295	21,917
Lufkin Industries		480	37,992
National Oilwell Varco		5,560	225,624
†Pioneer Drilling		2,020	14,221
Schlumberger		1,660	105,344
†Willbros Group		1,450	17,415
			446,849
Food & Staples Retailing – 1.04%
Casey's General Stores		810	25,434
CVS Caremark		8,440	308,566
Safeway		8,900	221,254
†Susser Holdings		2,365	19,984
Walgreen		6,700	248,503
Wal-Mart Stores		1,910	106,196
			929,937
Food Products – 0.69%
Archer-Daniels-Midland		9,400	271,660
Bunge		900	55,467
Heinz (H.J.)		600	27,366
J&J Snack Foods		465	20,214
Kraft Foods Class A		7,200	217,728
Lance		865	20,007
			612,442
Gas Utilities – 0.03%
EQT		700	28,700
			28,700
Health Care Equipment & Supplies – 0.25%
†Align Technology		1,175	22,725
†Conmed		1,265	30,120
†CryoLife		2,245	14,525
†Gen-Probe		1,270	63,499
†Merit Medical Systems		1,405	21,426
†Quidel		1,220	17,739
†SonoSite		815	26,170
West Pharmaceutical Services		585	24,541
			220,745
Health Care Providers & Services – 1.86%
†Air Methods		415	14,110
†Alliance HealthCare Services		2,369	13,314
†AMN Healthcare Services		1,920	16,896
Cardinal Health		6,300	226,989
†Catalyst Health Solutions		665	27,518
†Express Scripts		1,110	112,954
†Medco Health Solutions		5,200	335,711
Merck		8,480	316,727
†Odyssey HealthCare		1,150	20,827
†PharMerica		1,050	19,131
Quest Diagnostics		3,700	215,673
†Res-Care		1,170	14,028
†Sun Healthcare Group		2,125	20,273
UnitedHealth Group		9,270	302,851
			1,657,002
Hotels, Restaurants & Leisure – 0.46%
†AFC Enterprises		2,045	21,943
†Bally Technologies		2,000	81,080
†Buffalo Wild Wings		485	23,333
†CEC Entertainment		480	18,288
CKE Restaurants		2,510	27,786
†Jack in the Box		1,265	29,791
McDonald's		1,710	114,091
†Shuffle Master		2,355	19,287
†WMS Industries		1,795	75,282
			410,881
Household Durables – 0.10%
Jarden		2,610	86,887
			86,887
Household Products – 0.75%
Colgate-Palmolive		880	75,029
Kimberly-Clark		3,300	207,504
Procter & Gamble		6,160	389,743
			672,276
Independent Power Producers & Energy Traders – 0.05%
†=Calpine		200	0
†NRG Energy		2,130	44,517
			44,517
Industrial Conglomerates – 0.14%
General Electric		6,050	110,110
Otter Tail		665	14,603
			124,713
Insurance – 1.03%
AFLAC		1,550	84,150
Allstate		6,500	210,014
American Equity Investment Life Holding		1,810	19,277
AmTrust Financial Services		1,185	16,531
Delphi Financial Group		775	19,499
First Mercury Financial		1,075	14,007
Harleysville Group		610	20,594
†Primerica		675	10,125
†ProAssurance		435	25,465
Protective Life		935	20,561
Prudential Financial		1,860	112,530
Torchmark		1,340	71,703
Travelers		5,520	297,748
			922,204
Internet & Catalog Retail – 0.35%
Expedia		900	22,464
†priceline.com		1,150	293,250
			315,714
Internet Software & Services – 1.08%
†Google Class A		915	518,815
†j2 Global Communications		1,015	23,751
†Liquidity Services		1,095	12,636
NIC		2,395	18,849
†QuinStreet		720	12,247
†SAVVIS		1,160	19,140
†ValueClick		2,080	21,091
†VeriSign		12,000	312,120
†Vocus		1,265	21,568
			960,217
IT Services – 0.88%
iGate		2,405	23,401
infoGROUP		2,215	17,277
MasterCard Class A		1,150	292,100
†RightNow Technologies		1,145	20,450
Sapient		2,895	26,460
†TeleTech Holdings		1,215	20,752
Visa Class A		4,200	382,326
			782,766
Life Sciences Tools & Services – 0.10%
†Affymetrix		2,105	15,451
†Thermo Fisher Scientific		1,430	73,559
			89,010
Machinery – 0.18%
Barnes Group		1,115	21,698
†Chart Industries		1,105	22,100
†Columbus McKinnon		1,265	20,076
Deere		560	33,298
ESCO Technologies		390	12,406
†Kadant		835	12,032
Lincoln Electric Holdings		790	42,921
			164,531
Media – 0.59%
†Carmike Cinemas		760	10,541
Comcast Class A		12,700	239,014
†DIRECTV		200	6,762
†Knology		1,260	16,934
Meredith		1,685	57,981
National CineMedia		1,055	18,209
Time Warner Cable		1,600	85,296
†Viacom Class B		2,580	88,700
			523,437
Metals & Mining – 0.24%
AK Steel Holding		1,740	39,776
Alcoa		3,980	56,675
Haynes International		620	22,029
United States Steel		1,500	95,280
			213,760
Multiline Retail – 0.03%
Nordstrom		760	31,046
			31,046
Multi-Utilities – 0.09%
NorthWestern		770	20,644
Sempra Energy		1,110	55,389
			76,033
Office Electronics – 0.25%
Xerox		22,400	218,400
			218,400
Oil, Gas & Consumable Fuels – 2.35%
Anadarko Petroleum		620	45,155
Berry Petroleum		900	25,344
†Carrizo Oil & Gas		995	22,835
Chevron		4,180	316,969
ConocoPhillips		8,010	409,872
Devon Energy		810	52,188
EOG Resources		3,790	352,243
Exxon Mobil		4,070	272,609
Marathon Oil		6,900	218,316
Occidental Petroleum		1,170	98,912
Penn Virginia		710	17,395
†Rosetta Resources		1,095	25,787
†Swift Energy		745	22,901
Williams		9,400	217,140
			2,097,666
Paper & Forest Products – 0.03%
†KapStone Paper & Packaging Class A		1,930	22,909
			22,909
Personal Products – 0.02%
†Prestige Brands Holdings		2,260	20,340
			20,340
Pharmaceuticals – 1.47%
Abbott Laboratories		1,440	75,859
Allergan		5,700	372,324
Bristol-Myers Squibb		8,200	218,940
†Inspire Pharmaceuticals		1,695	10,577
Johnson & Johnson		3,950	257,540
Pfizer		21,848	374,694
			1,309,934
Professional Services – 0.11%
Administaff		780	16,645
†CRA International		585	13,408
Diamond Management & Technology Consultants		1,175	9,224
†Kforce		1,335	20,305
Manpower		710	40,556
			100,138
Real Estate Investment Trusts – 0.24%
BioMed Realty Trust		575	9,511
Dupont Fabros Technology		525	11,335
EastGroup Properties		640	24,154
Entertainment Properties Trust		715	29,408
Home Properties		700	32,760
Host Hotels & Resorts		3,412	49,985
Sovran Self Storage		690	24,053
Tanger Factory Outlet Centers		680	29,349
			210,555
Road & Rail – 0.19%
Norfolk Southern		1,590	88,865
Union Pacific		1,060	77,698
			166,563
Semiconductors & Semiconductor Equipment – 0.58%
†Amkor Technology		3,135	22,164
†Applied Micro Circuits		2,115	18,252
†Atheros Communications		785	30,387
Intel		17,230	383,541
†IXYS		2,200	18,788
†ON Semiconductor		3,390	27,120
†Semtech		1,055	18,389
			518,641
Software – 1.48%
†Adobe Systems		6,200	219,294
American Software Class A		1,735	10,080
†Informatica		1,170	31,426
†Intuit		9,200	315,928
†JDA Software Group		945	26,290
†Lawson Software		3,365	22,243
†McAfee		1,310	52,570
Microsoft		8,210	240,307
†Nuance Communications		1,990	33,114
†Progress Software		955	30,016
Quality Systems		480	29,491
†Radiant Systems		1,810	25,829
†Smith Micro Software		1,755	15,514
†SolarWinds		590	12,779
†SS&C Technologies Holdings		570	8,596
†Symantec		14,460	244,663
			1,318,140
Specialty Retail – 1.19%
Big 5 Sporting Goods		850	12,937
†Citi Trends		755	24,492
†DSW Class A		880	22,466
Guess		1,710	80,336
†Gymboree		585	30,204
†Jo-Ann Stores		655	27,497
†Jos. A. Bank Clothiers		300	16,395
Lowe's		17,600	426,625
Staples		11,500	268,985
Tractor Supply		525	30,476
†Ulta Salon Cosmetics & Fragrance		1,405	31,781
†Urban Outfitters		2,380	90,511
			1,062,705
Textiles, Apparel & Luxury Goods – 0.58%
†G-III Apparel Group		1,115	30,729
†Iconix Brand Group		1,535	23,578
Jones Apparel Group		1,310	24,916
NIKE Class B		3,700	271,950
†Perry Ellis International		1,045	23,669
Phillips-Van Heusen		2,505	143,687
			518,529
Thrifts & Mortgage Finance – 0.07%
Dime Community Bancshares		2,035	25,701
Flushing Financial		1,530	19,370
Provident Financial Services		1,635	19,457
			64,528
Trading Companies & Distributors – 0.04%
Applied Industrial Technologies		975	24,229
†Titan Machinery		985	13,485
			37,714
Wireless Telecommunication Services – 0.37%
†Crown Castle International		8,700	332,600
			332,600
Total U.S. Markets (Cost 22,453,532)			26,266,346

§Developed Markets – 13.62%
Aerospace & Defense – 0.26%
†Finmeccanica		17,505	233,611
			233,611
Air Freight & Logistics – 0.26%
†Deutsche Post		13,369	231,325
			231,325
Airlines – 0.29%
Singapore Airlines		23,679	257,288
			257,288
Auto Components – 0.32%
†Autoliv		5,600	288,568
			288,568
Automobiles – 0.53%
Bayerische Motoren Werke		4,878	225,507
†Toyota Motor		6,100	244,352
			469,859
Beverages – 0.25%
Coca-Cola Amatil		21,822	225,256
			225,256
Building Products – 0.58%
Asahi Glass		28,000	315,371
Cie de Saint-Gobain		4,197	201,820
			517,191
Capital Markets – 0.28%
†UniCredit		85,440	252,455
			252,455
Chemicals – 0.39%
Agrium		1,700	120,071
Syngenta ADR		4,100	227,591
			347,662
Commercial Banks – 1.01%
Banco Santander		17,742	235,815
Mitsubishi UFJ Financial Group		44,800	234,806
Nordea Bank		19,830	195,700
Standard Chartered		8,496	231,833
			898,154
Communications Equipment – 0.31%
Nokia		18,020	280,646
			280,646
Construction Materials – 0.27%
Lafarge		3,396	238,990
			238,990
Diversified Financial Services – 0.04%
First Pacific		52,802	34,207
			34,207
Diversified Telecommunication Services – 0.47%
Philippine Long Distance Telephone ADR		700	37,296
Telstra		39,185	107,503
TELUS		7,311	272,138
			416,937
Electronic Equipment, Instruments & Components – 0.28%
Koninklijke Philips Electronics		7,636	244,862
			244,862
Energy Equipment & Services – 0.32%
†Nabors Industries		1,850	36,316
†Transocean		2,900	250,501
			286,817
Food & Staples Retailing – 0.24%
Metro		3,655	216,833
			216,833
Food Products – 0.72%
Chaoda Modern Agriculture Holdings		216,000	230,070
Greggs		23,170	171,178
Parmalat		88,855	243,342
			644,590
Hotels, Restaurants & Leisure – 0.12%
Round One		16,700	109,857
			109,857
Household Durables – 0.22%
Techtronic Industries		240,000	194,739
			194,739
Industrial Conglomerates – 0.27%
Tomkins		66,792	239,024
			239,024
Insurance – 0.30%
Aspen Insurance Holdings		1,565	45,135
Assured Guaranty		1,215	26,694
†AXA		7,939	176,618
Max Capital Group		975	22,415
			270,862
IT Services – 0.60%
Accenture Class A		920	38,594
†CGI Group Class A		33,064	494,902
			533,496
Machinery – 0.31%
Vallourec		1,374	277,089
			277,089
Media – 0.97%
Publicis Groupe		4,468	191,194
Teleperformance		7,468	257,229
†Tom Group		266,000	26,380
Vivendi		9,869	264,145
WPP		12,304	127,538
			866,486
Metals & Mining – 0.27%
Alumina ADR		3,100	19,406
†Anglo American ADR		4,000	87,191
ArcelorMittal		3,081	135,212
			241,809
Multiline Retail – 0.43%
Don Quijote		8,100	202,219
PPR		1,370	182,406
			384,625
Multi-Utilities – 0.26%
†National Grid		23,577	229,539
			229,539
Oil, Gas & Consumable Fuels – 0.46%
CNOOC		158,000	260,069
Noble		960	40,147
Total		1,855	107,692
			407,908
Pharmaceuticals – 1.33%
Astellas Pharma		6,200	224,484
AstraZeneca		2,196	97,916
†Eurand		2,160	24,365
Novartis		3,160	170,685
Novo Nordisk ADR		3,800	293,056
Novo Nordisk Class B		1,782	138,291
†Sanofi-Aventis		3,120	232,589
			1,181,386
Real Estate Management & Development – 0.04%
†Franshion Properties China		112,000	38,082
			38,082
Specialty Retail – 0.20%
†Esprit Holdings		22,782	179,721
			179,721
Textiles Apparel & Luxury Goods – 0.23%
=Yue Yuen Industrial Holdings		58,000	201,694
			201,694
Trading Companies & Distributors – 0.28%
ITOCHU		28,114	246,286
			246,286
Wireless Telecommunication Services – 0.51%
China Mobile ADR		2,100	101,052
China Unicom Hong Kong ADR		11,800	131,570
Vodafone Group		97,301	224,531
			457,153
Total Developed Markets (Cost 10,286,012)			12,145,007

XEmerging Markets – 7.55%
Air Freight & Logistics – 0.03%
Sinotrans		88,000	24,368
			24,368
Automobiles – 0.05%
Oriental Holdings		21,900	41,267
			41,267
Beverages – 0.07%
Fomento Economico Mexicano ADR		1,300	61,789
			61,789
Chemicals – 0.24%
†Braskem ADR		3,900	56,433
Formosa Chemicals & Fibre		36,050	84,383
Israel Chemicals		4,000	54,116
†Sinopec Shanghai Petrochemical		47,113	18,689
			213,621
Commercial Banks – 0.72%
Banco Bradesco ADR		1,540	28,382
Banco Santander Brasil ADR		4,900	60,907
Bangkok Bank		10,600	45,082
Hong Leong Bank		22,300	59,130
Itau Unibanco Holding ADR		2,340	51,457
OTP Bank		1,056	36,934
†Sberbank		50,207	147,107
Standard Bank Group		6,426	101,018
†Turkiye Is Bankasi		18,664	60,737
†VTB Bank GDR		9,900	54,450
			645,204
Construction & Engineering – 0.11%
Alarko Holding		20,586	52,075
†Empresas		14,614	37,410
†Metallurgical Corporation of China Class H		21,000	11,495
			100,980
Construction Materials – 0.23%
†Cemex ADR		5,000	51,050
Siam Cement NVDR		19,400	154,216
			205,266
Diversified Financial Services – 0.25%
†KB Financial Group ADR		2,178	104,457
†Polaris Securities		26,000	13,515
Tongaat Hulett		3,458	48,858
Yazicilar Holding Class A		8,780	55,237
			222,067
Diversified Telecommunication Services – 0.52%
†Blue Label Telecoms		6,226	4,099
China Telecom		92,000	45,382
†Chunghwa Telecom ADR		15,844	307,850
KT ADR		5,000	103,800
			461,131
Electric Utilities – 0.57%
Centrais Eletricas Brasileiras		16,600	245,442
Centrais Eletricas Brasileiras ADR		5,000	75,000
†Enea		1,515	9,934
Korea Electric Power ADR		9,700	157,528
Pampa Energia ADR		900	10,242
†Polska Grupa Energetyczna		1,820	14,719
			512,865
Electronic Equipment, Instruments & Components – 0.06%
LG Display ADR		2,900	51,272
			51,272
Food & Staples Retailing – 0.04%
President Chain Store		13,904	34,692
			34,692
Food Products – 0.15%
Brazil Foods ADR		800	43,952
CJ		700	41,699
Lotte Confectionery		40	46,630
			132,281
Hotels, Restaurants & Leisure – 0.04%
Sun International		3,050	38,512
			38,512
Household Durables – 0.05%
†Turk Sise ve Cam Fabrikalari		37,276	46,902
			46,902
Independent Power Producers & Energy Traders – 0.09%
AES Tiete		6,400	62,858
†Huadian Power International		68,000	17,078
			79,936
Industrial Conglomerates – 0.01%
Fosun International		8,096	6,475
			6,475
Internet Software & Services – 0.24%
†Sina		900	33,921
†SK Communications		1,694	18,715
†Sohu.com		2,900	158,340
			210,976
IT Services – 0.09%
†Shanda Games ADR		5,100	36,720
Travelsky Technology		51,000	42,630
			79,350
Machinery – 0.02%
Hyundai Elevator		400	18,702
			18,702
Media – 0.14%
†Focus Media Holding ADR		4,300	78,518
Grupo Televisa ADR		2,200	46,244
			124,762
Metals & Mining – 0.93%
ArcelorMittal South Africa		4,738	60,158
Cia de Minas Buenaventura ADR		1,600	49,552
Gold Fields ADR		4,500	56,790
Impala Platinum Holdings		2,064	60,589
†MMC Norilsk Nickel ADR		1,701	31,571
POSCO ADR		400	46,804
Vale ADR		16,200	521,478
			826,942
Oil, Gas & Consumable Fuels – 1.56%
China Petroleum & Chemical ADR		400	32,896
†Gazprom ADR		7,100	166,495
†LUKOIL ADR		2,100	119,086
PetroChina ADR		1,000	117,220
Petroleo Brasileiro SA ADR		5,400	240,246
Petroleo Brasiliero SP ADR		6,000	237,540
Polski Koncern Naftowy Orlen		4,340	58,953
@PTT Exploration & Production		11,900	54,660
†#Reliance Industries GDR 144A		2,200	105,652
Sasol ADR		2,300	94,921
SK Energy		560	60,135
SK Holdings		169	15,011
†Surgutneftegaz ADR		4,200	41,622
Tambang Batubara Bukit Asam		25,000	47,855
			1,392,292
Paper & Forest Products – 0.08%
†Fibria Celulose ADR		3,331	72,882
			72,882
Real Estate Management & Development – 0.14%
Cyrela Brazil Realty		1,452	17,004
@IRSA Inversiones y Representaciones ADR		3,800	41,040
KLCC Property Holdings		34,100	35,058
†UEM Land Holdings		63,000	32,675
			125,777
Semiconductors & Semiconductor Equipment – 0.46%
Samsung Electronics		366	264,606
Taiwan Semiconductor Manufacturing		37,204	72,081
†United Microelectronics		143,000	75,909
			412,596
Specialty Retail – 0.05%
†JD Group		7,637	46,356
			46,356
Wireless Telecommunication Services – 0.61%
America Movil ADR		1,800	90,612
Mobile Telesystems ADR		1,100	61,050
SK Telecom ADR		7,300	125,998
†Tim Participacoes ADR		1,600	44,416
Turkcell Iletisim Hizmet ADR		4,800	72,288
Vodacom Group		20,002	152,553
			546,917
Total Emerging Markets (Cost 5,311,620)			6,736,180
Total Common Stock (Cost $38,051,164)			45,147,533

Convertible Preferred Stock – 0.02%
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10		150	17,400
Merck 6.00% exercise price $57.43, expiration date 8/13/10		3	755
Total Convertible Preferred Stock (Cost $16,017)			18,155

Exchange-Traded Funds – 9.75%
iShares MSCI Brazil Index Fund		2,000	147,320
iShares MSCI EAFE Growth Index Fund		76,270	4,319,933
iShares MSCI EAFE Index Fund		59,800	3,348,800
Vanguard Europe Pacific		25,400	879,348
Total Exchange-Traded Funds (Cost $7,424,539)			8,695,401

Preferred Stock – 0.32%
@AK Transneft 0.68%		100	116,000
•Bank of America 8.125%		35,000	35,755
•PNC Financial Services 8.25%		125,000	130,665
Total Preferred Stock (Cost $218,024)			282,420

		Principal
		Amount¡
Agency Asset-Backed Securities – 0.00%
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.586% 11/25/32		1,259	1,258
Total Agency Asset-Backed Securities (Cost $1,259)			1,258

Agency Collateralized Mortgage Obligations – 0.48%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		10,672	11,536
Fannie Mae REMICS
Series 1996-46 ZA 7.50% 11/25/26		11,329	12,432
Series 2003-122 AJ 4.50% 2/25/28		9,774	10,120
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		18,708	20,509
Series 2004-W11 1A2 6.50% 5/25/44		18,890	20,708
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		9,414	9,880
Series 2326 ZQ 6.50% 6/15/31		44,508	48,552
Series 2557 WE 5.00% 1/15/18		25,000	26,835
Series 2662 MA 4.50% 10/15/31		16,393	17,053
Series 2694 QG 4.50% 1/15/29		30,000	31,367
Series 2872 GC 5.00% 11/15/29		40,000	42,555
Series 3022 MB 5.00% 12/15/28		30,000	31,463
Series 3173 PE 6.00% 4/15/35		95,000	102,377
Series 3337 PB 5.50% 7/15/30		20,000	20,960
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		19,884	21,863
Total Agency Collateralized Mortgage Obligations (Cost $406,227)			428,210

Agency Mortgage-Backed Securities – 2.92%
Fannie Mae 6.50% 8/1/17		11,134	12,010
•Fannie Mae ARM
5.119% 3/1/38		21,778	22,927
5.139% 11/1/35		9,933	10,454
5.353% 4/1/36		12,885	13,486
5.928% 8/1/37		25,407	26,691
Fannie Mae Relocation 30 yr 5.00% 11/1/34		19,789	20,273
Fannie Mae S.F. 15 yr
4.00% 7/1/24		132,613	134,751
4.50% 6/1/23		53,548	55,649
5.00% 5/1/21		26,018	27,717
5.50% 4/1/23		28,873	30,919
Fannie Mae S.F. 15 yr TBA
4.50% 4/1/25		65,000	67,417
5.50% 4/1/25		310,000	331,554
Fannie Mae S.F. 30 yr
5.00% 12/1/36		84,635	87,551
5.00% 12/1/37		12,093	12,492
5.00% 1/1/38		18,093	18,690
5.00% 2/1/38		7,100	7,334
5.50% 4/1/37		101,482	107,075
6.00% 9/7/36		230,556	246,086
6.50% 2/1/36		41,799	45,867
7.50% 6/1/31		15,336	17,364
Fannie Mae S.F. 30 yr TBA 4.50% 4/1/40		95,000	95,208
•Freddie Mac ARM
3.417% 4/1/34		3,348	3,490
5.693% 7/1/36		10,852	11,458
5.816% 10/1/36		20,977	22,141
Freddie Mac S.F. 15 yr
4.00% 2/1/14		21,638	22,227
5.00% 6/1/18		10,304	10,951
Freddie Mac S.F. 30 yr 7.00% 11/1/33		7,529	8,440
Freddie Mac S.F. 30 yr TBA
5.00% 4/1/40		205,000	211,663
5.50% 4/1/40		250,000	263,984
6.00% 4/1/40		425,000	456,011
6.50% 4/1/40		185,000	201,101
GNMA S.F. 30 yr 7.50% 1/15/32		3,182	3,600
Total Agency Mortgage-Backed Securities (Cost $2,575,924)			2,606,581

Commercial Mortgage-Backed Securities – 1.35%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.595% 6/10/39		15,000	15,736
•Series 2005-1 A5 5.299% 11/10/42		30,000	31,343
Series 2006-4 A4 5.634% 7/10/46		10,000	10,139
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40		50,000	51,196
•Series 2005-T20 A4A 5.297% 10/12/42		55,000	56,835
Series 2007-PW15 A4 5.331% 2/11/44		25,000	24,087
Series 2007-T28 A4 5.742% 9/11/42		30,000	30,899
◆Commercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34		24,731	25,233
Series 2005-C6 A5A 5.116% 6/10/44		115,000	118,894
Series 2006-C7 A2 5.69% 6/10/46		25,000	25,659
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39		15,000	15,660
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	10,000	10,229
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38		11,462	11,595
Series 2004-GG2 A6 5.396% 8/10/38		20,000	20,860
Series 2005-GG4 A4A 4.751% 7/10/39		20,000	20,193
Series 2006-GG6 A4 5.553% 4/10/38		20,000	20,101
Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37		40,000	40,180
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37		35,000	36,879
Series 2005-LDP4 A4 4.918% 10/15/42		35,000	35,365
•Series 2005-LDP5 A4 5.344% 12/15/44		65,000	67,288
Series 2006-LDP9 A2 5.134% 5/15/47		115,000	116,755
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31		55,000	58,829
Series 2004-C1 A4 4.568% 1/15/31		60,000	60,902
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.838% 5/12/39		35,000	37,024
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48		21,489	21,745
Morgan Stanley Capital I
Series 2007-IQ14 A4 5.692% 4/15/49		25,000	22,928
•Series 2007-T27 A4 5.802% 6/11/42		85,000	87,897
Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36		75,000	77,870
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 A5 5.087% 7/15/42		15,000	15,254
Series 2006-C28 A2 5.50% 10/15/48		40,000	41,078
Total Commercial Mortgage-Backed Securities (Cost $1,094,016)			1,208,653

Convertible Bonds – 1.15%
Aerospace & Defense – 0.04%
L-3 Communications Holdings
3.00% exercise price $100.14, expiration date 8/1/35		30,000	31,725
#144A 3.00% exercise price $100.14, expiration date 8/1/35		4,000	4,230
			35,955
Biotechnology – 0.08%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13		74,000	75,388
			75,388
Capital Markets – 0.04%
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29		37,000	36,954
			36,954
Computers & Peripherals – 0.07%
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13		67,000	58,206
			58,206
Diversified Telecommunication Services – 0.11%
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		32,000	31,320
Qwest Communications International 3.50% exercise price $4.92, expiration date 11/15/25		63,000	71,190
			102,510
Energy Equipment & Services – 0.03%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		26,000	23,270
			23,270
Health Care Equipment & Supplies – 0.13%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		57,000	51,300
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13		63,000	66,938
			118,238
Household Durables – 0.03%
Beazer Homes 4.625% exercise price $49.64, expiration date 6/15/24		26,000	25,350
			25,350
Internet Software & Services – 0.05%
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		48,000	43,620
			43,620
IT Services – 0.01%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25		5,000	4,725
			4,725
Metals & Mining – 0.01%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24		5,000	4,550
			4,550
Oil, Gas & Consumable Fuels – 0.04%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38		52,000	38,090
			38,090
Paper & Forest Products – 0.14%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		63,000	69,063
#Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13		49,000	59,412
			128,475
Real Estate Investment Trusts – 0.20%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26		24,000	23,850
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29		40,000	54,949
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27		22,000	24,723
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		25,000	26,582
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		45,000	49,274
			179,378
Semiconductors & Semiconductor Equipment – 0.06%
Intel 2.95% exercise price $31.14, expiration date 12/15/35		20,000	19,725
Linear Technology 3.00% exercise price $46.13, expiration date 5/1/27		33,000	32,258
			51,983
Wireless Telecommunication Services – 0.11%
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		45,000	39,375
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		20,000	18,975
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14		29,000	39,513
			97,863
Total Convertible Bonds (Cost $889,207)			1,024,555

Corporate Bonds – 17.87%
Aerospace & Defense – 0.05%
#BAE Systems Holdings 144A 4.95% 6/1/14		15,000	15,753
L-3 Communications
5.875% 1/15/15		15,000	15,338
6.125% 7/15/13		10,000	10,200
			41,291
Airlines – 0.02%
#United Air Lines 144A 12.00% 11/1/13		15,000	15,600
			15,600
Auto Components – 0.33%
#Allison Transmission 144A 11.00% 11/1/15		70,000	74,900
America Axle & Manufacturing
5.25% 2/11/14		30,000	27,525
7.875% 3/1/17		15,000	14,063
ArvinMeritor 8.125% 9/15/15		45,000	43,650
Goodyear Tire & Rubber 10.50% 5/15/16		35,000	37,975
Tenneco 8.625% 11/15/14		50,000	51,000
#TRW Automotive 144A 8.875% 12/1/17		40,000	41,650
			290,763
Automobiles – 0.08%
Ford Motor 7.45% 7/16/31		75,000	71,250
			71,250
Building Products – 0.08%
Ply Gem Industries
11.75% 6/15/13		25,000	26,500
#144A 13.125% 7/15/14		40,000	41,700
			68,200
Capital Markets – 0.85%
Credit Suisse/New York 6.00% 2/15/18		115,000	121,951
E Trade Financial PIK 12.50% 11/30/17		37,000	44,400
Goldman Sachs Group
5.375% 3/15/20		85,000	84,374
5.95% 1/18/18		23,000	24,168
6.15% 4/1/18		5,000	5,299
6.25% 9/1/17		83,000	89,392
Jefferies Group
6.25% 1/15/36		35,000	29,878
6.45% 6/8/27		55,000	49,248
Lazard Group
6.85% 6/15/17		27,000	27,514
7.125% 5/15/15		48,000	50,454
Morgan Stanley 5.375% 10/15/15		185,000	192,378
Nuveen Investments 10.50% 11/15/15		41,000	39,975
			759,031
Chemicals – 0.46%
Cytec Industries 8.95% 7/1/17		70,000	84,601
Dow Chemical 8.55% 5/15/19		130,000	157,526
#Hexion Finance Escrow 144A 8.875% 2/1/18		25,000	24,750
Hexion U.S. Finance/Nova Scotia 9.75% 11/15/14		31,000	31,775
Huntsman International
7.375% 1/1/15		33,000	32,918
7.875% 11/15/14		22,000	22,330
#MacDermid 144A 9.50% 4/15/17		32,000	33,040
#Momentive Performance Material 144A 12.50% 6/15/14		20,000	22,700
			409,640
Commercial Banks – 1.83%
•BAC Capital Trust XIV 5.63% 12/31/49		72,000	54,720
#Barclays Bank 144A 6.05% 12/4/17		145,000	149,762
BB&T 5.25% 11/1/19		102,000	102,743
•BB&T Capital Trust IV 6.82% 6/12/57		50,000	47,375
JPMorgan Chase Bank 6.00% 10/1/17		250,000	266,943
#Lloyds TSB Bank 144A 5.80% 1/13/20		155,000	151,509
PNC Funding
5.125% 2/8/20		70,000	70,649
5.25% 11/15/15		30,000	31,575
5.625% 2/1/17		38,000	39,265
•#Rabobank Nederland 144A 11.00% 12/29/49		110,000	141,969
Regions Financial 7.75% 11/10/14		75,000	78,987
•USB Capital IX 6.189% 4/15/49		145,000	125,425
Wachovia 5.25% 8/1/14		225,000	236,565
•Wells Fargo Capital XIII 7.70% 12/29/49		45,000	46,688
Zions Bancorporation
5.50% 11/16/15		14,000	13,035
5.65% 5/15/14		35,000	32,054
6.00% 9/15/15		7,000	6,447
7.75% 9/23/14		35,000	35,335
			1,631,046
Commercial Services & Supplies – 0.62%
Allied Waste North America
6.875% 6/1/17		75,000	81,865
7.125% 5/15/16		70,000	76,131
ARAMARK 8.50% 2/1/15		44,000	45,210
#Brambles USA 144A
3.95% 4/1/15		35,000	35,211
5.35% 4/1/20		30,000	30,219
Casella Waste Systems
9.75% 2/1/13		13,000	13,065
#144A 11.00% 7/15/14		25,000	26,938
Cornell 10.75% 7/1/12		4,000	4,065
Corrections Corporation of America 7.75% 6/1/17		21,000	22,050
FTI Consulting
7.625% 6/15/13		41,000	41,718
7.75% 10/1/16		6,000	6,150
Global Cash Access/Finance 8.75% 3/15/12		15,000	15,094
Interface
9.50% 2/1/14		8,000	8,280
#144A 11.375% 11/1/13		13,000	14,723
International Lease Finance 6.625% 11/15/13		75,000	73,053
Iron Mountain
6.625% 1/1/16		6,000	5,985
8.00% 6/15/20		40,000	41,200
Mobile Mini 6.875% 5/1/15		13,000	12,188
			553,145
Consumer Finance – 0.40%
Capital One Financial 7.375% 5/23/14		135,000	154,408
Ford Motor Credit 12.00% 5/15/15		155,000	185,360
#National Money Mart 144A 10.375% 12/15/16		15,000	15,994
			355,762
Containers & Packaging – 0.33%
BWAY 10.00% 4/15/14		24,000	25,920
Crown Americas 7.625% 11/15/13		9,000	9,315
Graham Packaging 9.875% 10/15/14		53,000	55,252
Graphic Packaging International 9.50% 8/15/13		30,000	30,900
#Greif 144A 7.75% 8/1/19		15,000	15,675
Intertape Polymer 8.50% 8/1/14		15,000	12,900
Owens-Brockway Glass Container 7.375% 5/15/16		6,000	6,330
#Plastipak Holdings 144A
8.50% 12/15/15		13,000	13,293
10.625% 8/15/19		25,000	27,938
Pregis 12.375% 10/15/13		50,000	50,999
Smurfit Kappa Funding 7.75% 4/1/15		20,000	19,700
Solo Cup 8.50% 2/15/14		25,000	24,563
			292,785
Diversified Consumer Services – 0.09%
Yale University 2.90% 10/15/14		80,000	80,762
			80,762
Diversified Financial Services – 1.20%
#Achmea Hypotheekbank 144A 3.20% 11/3/14		100,000	101,383
AMH Holdings 11.25% 3/1/14		15,000	15,506
Bank of America
4.50% 4/1/15		130,000	131,230
5.75% 12/1/17		20,000	20,537
•Bear Stearns 4.63% 12/7/12	AUD	140,000	125,781
Capital One Capital V 10.25% 8/15/39		40,000	47,512
Capitial One Capital VI 8.875% 5/15/40		30,000	32,919
Citigroup
6.01% 1/15/15		85,000	89,391
6.375% 8/12/14		105,000	112,278
6.50% 8/19/13		15,000	16,182
•8.30% 12/21/57		15,000	15,263
General Electric Capital 6.00% 8/7/19		260,000	275,225
JPMorgan Chase Capital XXII 6.45% 2/2/37		33,000	30,731
Nederlandse Waterschapsbank 3.00% 3/17/15		15,000	14,898
Rentenbank 6.00% 7/15/14	AUD	42,000	38,344
			1,067,180
Diversified Telecommunication Services – 0.97%
AT&T
6.50% 9/1/37		115,000	119,635
6.70% 11/15/13		45,000	51,391
Cincinnati Bell
7.00% 2/15/15		25,000	24,438
8.25% 10/15/17		35,000	35,613
#Clearwire Communications/Finance 144A 12.00% 12/1/15		73,000	74,792
#GCI 144A 8.625% 11/15/19		15,000	15,356
#Global Crossing 144A 12.00% 9/15/15		35,000	39,025
Hughes Network Systems/Finance 9.50% 4/15/14		50,000	51,625
#Level 3 Financing 144A 10.00% 2/1/18		30,000	28,800
PAETEC Holding
8.875% 6/30/17		10,000	10,325
9.50% 7/15/15		25,000	25,438
#Qwest 144A 8.375% 5/1/16		35,000	39,550
Telecom Italia Capital 5.25% 10/1/15		180,000	184,518
Telesat Canada
11.00% 11/1/15		36,000	40,230
12.50% 11/1/17		11,000	12,705
Verizon Communications 6.40% 2/15/38		35,000	36,434
#Wind Acquisition Finance 144A 11.75% 7/15/17		50,000	55,500
Windstream 8.125% 8/1/13		20,000	21,050
			866,425
Electric Utilities – 0.79%
#American Transmission Systems 144A 5.25% 1/15/22		55,000	55,245
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		100,000	109,500
Edison Mission Energy
7.00% 5/15/17		5,000	3,513
7.20% 5/15/19		13,000	9,035
7.50% 6/15/13		15,000	13,088
#Electricite de France 144A 4.60% 1/27/20		45,000	44,445
Illinois Power 9.75% 11/15/18		155,000	198,961
Mirant North America 7.375% 12/31/13		4,000	4,010
Pennsylvania Electric 5.20% 4/1/20		90,000	90,291
PPL Electric Utilities 7.125% 11/30/13		10,000	11,583
Public Service Company of Oklahoma 5.15% 12/1/19		105,000	106,123
•Puget Sound Energy 6.974% 6/1/67		30,000	26,808
Southwestern Electric Power 6.20% 3/15/40		20,000	20,021
Texas Competitive Electric Holdings 10.25% 11/1/15		24,000	16,800
			709,423
Electronic Equipment, Instruments & Components – 0.06%
Jabil Circuit 7.75% 7/15/16		10,000	10,575
Sanmina-SCI 8.125% 3/1/16		42,000	42,473
			53,048
Energy Equipment & Services – 0.40%
Complete Production Services 8.00% 12/15/16		31,000	30,845
Geophysique-Veritas 7.75% 5/15/17		32,000	32,160
#Gibson Energy/GEP Midstream Finance 144A 10.00% 1/15/18		10,000	9,875
#Helix Energy Solutions Group 144A 9.50% 1/15/16		43,000	44,505
#Hercules Offshore 144A 10.50% 10/15/17		30,000	30,075
Key Energy Services 8.375% 12/1/14		44,000	44,715
Pride International 8.50% 6/15/19		70,000	79,450
Weatherford International 9.625% 3/1/19		70,000	88,716
			360,341
Food & Staples Retailing – 0.31%
#◆CVS Pass Through Trust 144A 8.353% 7/10/31		143,406	166,989
Ingles Markets 8.875% 5/15/17		18,000	18,900
New Albertsons 7.25% 5/1/13		5,000	5,275
Rite Aid 9.375% 12/15/15		25,000	21,625
Supervalu
7.50% 11/15/14		20,000	20,400
8.00% 5/1/16		29,000	29,508
#Tops Markets 144A 10.125% 10/15/15		15,000	15,675
			278,372
Food Products – 0.23%
#Dole Food 144A 8.00% 10/1/16		25,000	25,750
#JBS USA Finance 144A 11.625% 5/1/14		18,000	20,610
Kraft Foods 5.375% 2/10/20		75,000	76,371
Smithfield Foods
7.75% 5/15/13		21,000	21,315
7.75% 7/1/17		10,000	9,875
#144A 10.00% 7/15/14		10,000	11,200
#Tyson Foods 144A 10.50% 3/1/14		15,000	17,888
#Viskase 144A 9.875% 1/15/18		25,000	25,438
			208,447
Gas Utilities – 0.02%
AmeriGas Partners 7.125% 5/20/16		5,000	5,075
Inergy Finance
8.25% 3/1/16		7,000	7,245
#144A 8.75% 3/1/15		5,000	5,256
			17,576
Health Care Equipment & Supplies – 0.52%
Accellent 10.50% 12/1/13		35,000	35,700
Bausch & Lomb 9.875% 11/1/15		20,000	21,250
Beckman Coulter
6.00% 6/1/15		65,000	70,840
7.00% 6/1/19		10,000	11,254
Biomet
11.625% 10/15/17		8,000	9,000
PIK 10.375% 10/15/17		15,000	16,575
#CareFusion 144A 6.375% 8/1/19		115,000	125,981
DJO Finance 10.875% 11/15/14		25,000	27,281
Hospira 6.40% 5/15/15		100,000	111,026
Inverness Medical Innovations 9.00% 5/15/16		29,000	29,653
Universal Hospital Services PIK 8.50% 6/1/15		9,000	9,000
			467,560
Health Care Providers & Services – 0.28%
Medco Health Solutions 7.125% 3/15/18		120,000	137,025
Select Medical 7.625% 2/1/15		31,000	29,683
Tenet Healthcare 7.375% 2/1/13		22,000	22,330
UnitedHealth Group 5.80% 3/15/36		5,000	4,697
•US Oncology Holdings PIK 6.643% 3/15/12		55,722	53,075
			246,810
Hotels, Restaurants & Leisure – 0.50%
#Equinox Holdings 144A 9.50% 2/1/16		5,000	5,063
#Harrahs Operating 144A 10.00% 12/15/18		45,000	37,463
#Harrahs Operating Escrow 144A 11.25% 6/1/17		16,000	17,320
International Game Technology 7.50% 6/15/19		40,000	45,381
#Landry's Restaurants 144A 11.625% 12/1/15		10,000	10,800
MGM MIRAGE
7.50% 6/1/16		30,000	25,125
7.625% 1/15/17		45,000	37,688
13.00% 11/15/13		26,000	30,420
#144A 11.375% 3/1/18		60,000	58,199
Mohegan Tribal Gaming Authority 6.875% 2/15/15		20,000	15,250
#NCL 144A 11.75% 11/15/16		5,000	5,463
OSI Restaurant Partners 10.00% 6/15/15		20,000	19,750
Pinnacle Entertainment
7.50% 6/15/15		38,000	33,060
#144A 8.625% 8/1/17		20,000	19,650
@#Pokagon Gaming Authority 144A 10.375% 6/15/14		17,000	17,935
Royal Caribbean Cruises 6.875% 12/1/13		15,000	15,225
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15		43,000	35,905
Speedway Motorsports 8.75% 6/1/16		13,000	13,910
			443,607
Household Durables – 0.30%
Beazer Homes USA 8.375% 4/15/12		30,000	30,075
Jarden
7.50% 1/15/20		5,000	5,075
8.00% 5/1/16		32,000	33,680
K Hovnanian Enterprises
6.25% 1/15/15		15,000	11,925
7.50% 5/15/16		20,000	15,800
#144A 10.625% 10/15/16		25,000	26,750
M/I Homes 6.875% 4/1/12		6,000	5,850
Mohawk Industries 6.875% 1/15/16		11,000	11,413
Norcraft Holdings 9.75% 9/1/12		23,000	21,965
Ryland Group 8.40% 5/15/17		19,000	20,758
#Sealy Mattress 144A 10.875% 4/15/16		6,000	6,750
Standard Pacific 10.75% 9/15/16		25,000	26,719
Yankee Acquisition 9.75% 2/15/17		50,000	51,874
			268,634
Independent Power Producers & Energy Traders – 0.22%
AES
7.75% 3/1/14		2,000	2,055
8.00% 10/15/17		9,000	9,180
8.00% 6/1/20		80,000	80,100
#144A 8.75% 5/15/13		3,000	3,060
Dynegy Holdings
7.75% 6/1/19		31,000	23,560
8.375% 5/1/16		10,000	8,350
NRG Energy
7.375% 2/1/16		25,000	24,875
7.375% 1/15/17		15,000	14,888
RRI Energy 7.625% 6/15/14		7,000	6,580
TXU 5.55% 11/15/14		35,000	25,725
			198,373
Industrial Conglomerates – 0.03%
Orion Power Holdings 12.00% 5/1/10		23,000	23,201
			23,201
Insurance – 0.23%
MetLife
6.40% 12/15/36		50,000	45,500
6.817% 8/15/18		95,000	105,553
Prudential Financial 3.875% 1/14/15		55,000	54,956
			206,009
Internet Software & Services – 0.08%
#GXS Worldwide 144A 9.75% 6/15/15		50,000	48,375
#Terremark Worldwide 144A 12.25% 6/15/17		20,000	23,100
			71,475
IT Services – 0.08%
Sungard Data Systems 10.25% 8/15/15		44,000	46,475
#Unisys 144A 12.75% 10/15/14		20,000	23,425
			69,900
Life Sciences Tools & Services – 0.14%
#Bio-Rad Laboratories 144A 8.00% 9/15/16		9,000	9,608
Life Technologies
4.40% 3/1/15		10,000	10,081
6.00% 3/1/20		100,000	102,577
			122,266
Machinery – 0.12%
#Case New Holland 144A 7.75% 9/1/13		25,000	26,062
RBS Global/Rexnord 11.75% 8/1/16		20,000	21,550
Terex 8.00% 11/15/17		25,000	24,438
Thermadyne Holdings 11.50% 2/1/14		14,000	14,105
#TriMas 144A 9.75% 12/15/17		20,000	20,800
			106,955
Media – 1.73%
Affinion Group 11.50% 10/15/15		20,000	20,600
#Cablevision Systems 144A 8.625% 9/15/17		10,000	10,625
CBS 5.75% 4/15/20		25,000	25,155
CCH II Capital 13.50% 11/30/16		40,000	48,300
#Cengage Learning Acquisitions 144A 10.50% 1/15/15		10,000	9,650
#Cequel Communications Holdings 144A 8.625% 11/15/17		15,000	15,488
Clear Channel Communications 10.75% 8/1/16		30,000	23,625
Comcast
4.95% 6/15/16		45,000	46,975
5.15% 3/1/20		20,000	20,219
5.85% 11/15/15		25,000	27,427
6.50% 1/15/15		20,000	22,536
6.95% 8/15/37		20,000	21,705
#Cox Communications 144A
5.875% 12/1/16		30,000	32,281
6.45% 12/1/36		5,000	5,054
6.95% 6/1/38		35,000	38,002
CSC Holdings 6.75% 4/15/12		4,000	4,205
DirecTV Holdings 7.625% 5/15/16		200,000	224,276
DISH DBS 7.875% 9/1/19		50,000	52,250
#Interpublic Group 144A 10.00% 7/15/17		3,000	3,409
Lamar Media 6.625% 8/15/15		43,000	41,689
LIN Television 6.50% 5/15/13		5,000	4,900
Nielsen Finance
10.00% 8/1/14		31,000	32,628
11.50% 5/1/16		9,000	10,215
11.625% 2/1/14		22,000	24,970
Ω12.50% 8/1/16		20,000	19,100
#Rainbow National Services 144A 10.375% 9/1/14		7,000	7,411
Shaw Communication 6.75% 11/9/39	CAD	250,000	253,862
#Sinclair Television Group 144A 9.25% 11/1/17		20,000	21,150
Sirius Satellite 9.625% 8/1/13		10,000	10,488
#Sirius XM Radio 144A 9.75% 9/1/15		5,000	5,425
#Telcordia Technologies 144A 10.00% 3/15/13		55,000	54,038
Time Warner Cable 8.25% 4/1/19		90,000	109,087
#Univision Communications 144A 12.00% 7/1/14		25,000	27,500
#Videotron 144A 7.125% 1/15/20	CAD	64,000	64,599
#Vivendi 144A
5.75% 4/4/13		95,000	102,275
6.625% 4/4/18		64,000	69,433
#XM Satellite Radio 144A 13.00% 8/1/13		10,000	11,313
XM Satellite Radio Holdings PIK 10.00% 6/1/11		25,000	25,250
			1,547,115
Metals & Mining – 0.63%
#Algoma Acqusition 144A 9.875% 6/15/15		30,000	27,750
ArcelorMittal 9.85% 6/1/19		100,000	127,304
Century Aluminum 8.00% 5/15/14		30,250	30,174
#Compass Minerals International 144A 8.00% 6/1/19		16,000	16,720
#FMG Finance 144A 10.625% 9/1/16		80,000	92,600
•Noranda Aluminum Acquisition PIK 5.274% 5/15/15		26,801	21,441
Novelis
7.25% 2/15/15		25,000	24,250
11.50% 2/15/15		25,000	27,031
Reliance Steel & Aluminum 6.85% 11/15/36		36,000	31,658
Ryerson
•7.624% 11/1/14		7,000	6,545
12.00% 11/1/15		29,000	30,595
Steel Dynamics 7.75% 4/15/16		20,000	21,000
Teck Resources
10.25% 5/15/16		6,000	7,170
10.75% 5/15/19		45,000	55,350
Vale Overseas 6.875% 11/10/39		40,000	41,646
			561,234
Multi-Utilities – 0.07%
Ameren 8.875% 5/15/14		20,000	23,097
CMS Energy 6.55% 7/17/17		35,000	36,287

		59,384
Multiline Retail – 0.21%
Burlington Coat Factory Warehouse 14.50% 10/15/14		75,000	79,875
Macy's Retail Holdings
6.65% 7/15/24		62,000	58,900
8.875% 7/15/15		40,000	45,400
			184,175
Oil, Gas & Consumable Fuels – 1.90%
#Antero Resources Finance 144A 9.375% 12/1/17		10,000	10,350
Chesapeake Energy
6.50% 8/15/17		60,000	58,350
6.625% 1/15/16		16,000	15,760
Copano Energy 7.75% 6/1/18		14,000	14,035
Denbury Resources 9.75% 3/1/16		8,000	8,840
El Paso
7.00% 6/15/17		9,000	9,230
7.25% 6/1/18		2,000	2,074
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		41,000	42,651
Enbridge Energy
•8.05% 10/1/37		50,000	49,564
9.875% 3/1/19		20,000	26,030
Energy Transfer Partners 9.70% 3/15/19		80,000	101,421
Enterprise Products Operating
•8.375% 8/1/66		65,000	66,055
9.75% 1/31/14		60,000	72,917
Forest Oil 7.25% 6/15/19		24,000	24,240
#Hilcorp Energy I 144A
7.75% 11/1/15		19,000	18,858
9.00% 6/1/16		12,000	12,540
#Holly 144A 9.875% 6/15/17		25,000	25,875
Kinder Morgan Energy Partners
6.85% 2/15/20		5,000	5,619
9.00% 2/1/19		85,000	106,224
#Linn Energy/Finance 144A 8.625% 4/15/20		15,000	15,056
Mariner Energy 8.00% 5/15/17		24,000	23,700
Massey Energy 6.875% 12/15/13		30,000	30,563
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		60,000	62,184
6.70% 9/15/19		30,000	31,661
#Murray Energy 144A 10.25% 10/15/15		20,000	20,600
Nexen 7.50% 7/30/39		60,000	68,660
#NFR Energy/Finance 144A 9.75% 2/15/17		5,000	5,013
Noble Energy 8.25% 3/1/19		65,000	78,851
OPTI Canada
7.875% 12/15/14		17,000	15,980
8.25% 12/15/14		19,000	17,955
Petrobras International Finance
5.75% 1/20/20		5,000	5,147
5.875% 3/1/18		15,000	15,740
Petrohawk Energy
7.875% 6/1/15		23,000	23,546
#144A 10.50% 8/1/14		6,000	6,653
Petroleum Development 12.00% 2/15/18		19,000	20,235
Plains All American Pipeline
5.75% 1/15/20		60,000	61,642
8.75% 5/1/19		65,000	79,428
Plains Exploration & Production 8.625% 10/15/19		10,000	10,650
Quicksilver Resources 7.125% 4/1/16		35,000	33,425
Range Resources 8.00% 5/15/19		26,000	27,885
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		25,000	26,708
Regency Energy Partners
8.375% 12/15/13		7,000	7,298
#144A 9.375% 6/1/16		10,000	10,650
#Rockies Express Pipeline 144A 5.625% 4/15/20		65,000	64,115
#SandRidge Energy 144A
8.75% 1/15/20		30,000	29,400
9.875% 5/15/16		38,000	39,235
•TransCanada Pipelines 6.35% 5/15/67		85,000	80,990
#Woodside Finance 144A
4.50% 11/10/14		50,000	51,281
5.00% 11/15/13		15,000	15,806
8.125% 3/1/14		40,000	45,851
			1,696,541
Paper & Forest Products – 0.09%
#Georgia-Pacific 144A 8.25% 5/1/16		10,000	10,950
#NewPage 144A 11.375% 12/31/14		40,000	40,000
#Sappi Papier Holding 144A 6.75% 6/15/12		32,000	31,872
			82,822
Real Estate Investment Trusts – 0.27%
Developers Diversified Realty
5.375% 10/15/12		30,000	29,984
7.50% 4/1/17		15,000	15,196
9.625% 3/15/16		20,000	22,398
#Digital Realty Trust 144A 5.875% 2/1/20		30,000	29,389
ProLogis
6.875% 3/15/20		60,000	59,369
7.375% 10/30/19		65,000	66,838
Regency Centers 5.875% 6/15/17		15,000	14,996
			238,170
Road & Rail – 0.06%
# Kansas City Southern de Mexico 144A 8.00% 2/1/18		55,000	56,650
			56,650
Semiconductors & Semiconductor Equipment – 0.06%
Freescale Semiconductor 8.875% 12/15/14		10,000	9,600
National Semiconductor 3.95% 4/15/15		40,000	39,551
			49,151
Specialty Retail – 0.06%
Sally Holdings/Capital 10.50% 11/15/16		35,000	38,325
Toys R Us 7.625% 8/1/11		11,000	11,440
#Toys R Us Property 144A 10.75% 7/15/17		5,000	5,600
			55,365
Textiles, Apparel & Luxury Goods – 0.04%
#Invista 144A 9.25% 5/1/12		33,000	33,578
			33,578
Tobacco – 0.06%
#Alliance One International 144A 10.00% 7/15/16		55,000	57,750
			57,750
Trading Companies & Distributors – 0.17%
Avis Budget Car Rental 7.75% 5/15/16		25,000	24,625
Hertz
8.875% 1/1/14		32,000	33,040
10.50% 1/1/16		22,000	23,733
RSC Equipment Rental
9.50% 12/1/14		47,000	46,764
#144A 10.25% 11/15/19		25,000	25,188
			153,350
Wireless Telecommunication Services – 0.90%
America Movil 5.625% 11/15/17		14,000	14,859
American Tower 7.00% 10/15/17		75,000	84,188
Cricket Communications
9.375% 11/1/14		38,000	38,855
#144A 7.75% 5/15/16		9,000	9,383
Crown Castle International 9.00% 1/15/15		21,000	22,838
#Digicel Group 144A 12.00% 4/1/14		100,000	113,750
MetroPCS Wireless 9.25% 11/1/14		54,000	55,485
#NII Capital 144A 10.00% 8/15/16		40,000	44,000
Rogers Communications
6.68% 11/4/39	CAD	30,000	31,400
7.50% 3/15/15		35,000	40,895
Sprint Capital 8.75% 3/15/32		90,000	83,925
Vodafone Group
5.00% 12/16/13		5,000	5,401
5.00% 9/15/15		120,000	127,106
5.375% 1/30/15		120,000	128,868
#Windstream 144A 7.875% 11/1/17		5,000	4,950
			805,903
Total Corporate Bonds (Cost $14,950,657)			15,936,065

Municipal Bond – 0.04%
Oregon State Taxable Pension 5.892% 6/1/27		35,000	35,990
Total Municipal Bond (Cost $35,000)			35,990

Non-Agency Asset-Backed Securities – 1.09%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.194% 10/6/21		50,000	49,875
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16		105,000	106,646
•Bank of America Credit Card Trust Series 2008-A5 A5 1.43% 12/16/13		85,000	85,816
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		18,959	19,149
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		25,000	27,830
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		3,008	3,045
Series 2008-A A3 4.94% 4/25/14		17,686	18,045
Chase Issuance Trust Series 2005-A7 A7 4.55% 3/15/13		15,000	15,464
Citibank Credit Card Issuance Trust
Series 2005-A7 A7 4.75% 10/22/12		50,000	51,161
•Series 2007-A6 A6 0.24% 7/12/12		50,000	49,984
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12		1,836	1,858
Series 2008-A A4A 4.93% 8/15/14		10,000	10,476
Series 2008-B A3A 4.78% 7/16/12		4,841	4,926
Series 2009-C A3 1.85% 12/16/13		25,000	25,163
Series 2009-C A4 3.00% 8/17/15		60,000	60,757
Series 2010-A A4 2.49% 1/15/16		80,000	79,975
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		15,000	15,399
Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15		60,000	65,894
•#Ford Credit Floorplan Master Owner Trust Series 2010-1 A 144A 1.88% 12/15/14		100,000	100,456
•#Golden Credit Card Trust Series 2008-3 A 144A 1.23% 7/15/11		100,000	100,387
Harley-Davidson Motorcycle Trust Series 2005-2 A2 4.07% 2/15/12		4,303	4,309
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		2,934	2,973
Series 2008-A A3 4.93% 12/17/12		15,000	15,559
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.27% 11/15/12		10,000	9,996
Mid-State Trust
Series 11 A1 4.864% 7/15/38		14,979	13,542
#Series 2006-1 A 144A 5.787% 10/15/40		17,126	17,031
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		12,645	12,894
Total Non-Agency Asset-Backed Securities (Cost $956,059)			968,610

Non-Agency Collateralized Mortgage Obligations – 0.64%
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		31,862	26,779
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.394% 1/25/36		25,009	21,336
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34		27,384	26,623
Series 2005-3 2A1 5.50% 4/25/20		27,942	25,274
Series 2005-5 2CB1 6.00% 6/25/35		2,633	1,875
Series 2005-6 7A1 5.50% 7/25/20		4,503	4,186
Series 2005-9 5A1 5.50% 10/25/20		15,056	13,995
•Bank of America Mortgage Securities Series 2003-D 1A2 3.718% 5/25/33		132	84
ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		100,000	68,488
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36		28,681	22,874
@Series 2006-17 A5 6.00% 12/25/36		13,803	12,577
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33		7,552	7,542
Series 2004-1 3A1 7.00% 2/25/34		5,012	4,555
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		7,037	7,030
•Series 2004-AR5 4A1 5.665% 10/25/34		21,698	21,056
•Series 2007-AR2 1A1 5.809% 8/25/37		13,480	10,207
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27		19,491	18,708
Series 2005-RP1 1A3 8.00% 1/25/35		15,541	14,638
Series 2005-RP1 1A4 8.50% 1/25/35		8,432	7,950
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.771% 2/25/35		24,447	22,514
Series 2005-A4 1A1 5.383% 7/25/35		31,181	28,051
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		13,804	12,488
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33		3,008	2,980
•MASTR ARM Trust Series 2003-6 1A2 3.825% 12/25/33		4,751	4,216
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		23,564	22,651
Series 2005-2 1A4 8.00% 5/25/35		10,543	10,141
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		14,384	12,690
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34		8,439	8,626
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		1,387	1,392
Series 2004-SL4 A3 6.50% 7/25/32		11,907	11,833
Structured Asset Securities
•Series 2002-22H 1A 6.941% 11/25/32		6,672	6,505
Series 2004-12H 1A 6.00% 5/25/34		21,066	19,229
•◆Washington Mutual Mortgage Pass Through Certificates Series 2006-AR10 1A1 5.921% 9/25/36	41,091	32,128
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 3.228% 9/25/34		6,813	6,662
•Series 2006-AR10 5A1 5.497% 7/25/36		40,061	31,639
Series 2007-13 A7 6.00% 9/25/37		23,786	20,080
Total Non-Agency Collateralized Mortgage Obligations (Cost $608,635)			569,602

Regional Authority – 0.02%
Canada – 0.02%
Province of Quebec Canada 4.50% 12/1/19	CAD	20,000	19,977
Total Regional Authority (Cost $19,204)			19,977

«Senior Secured Loans – 1.69%
Allied Security Holdings Term Tranche Loan 6.75% 2/23/15		74,000	74,648
Allison Transmission Term Tranche Loan B 3.002% 8/7/14		35,000	33,430
ATI Holdings Term Tranche Loan 7.00% 2/18/16		15,000	14,638
Avis Budget Car Rental Term Tranche Loan 4.25% 4/21/14		10,465	10,508
Calpine Term Tranche Loan 3.124% 3/31/14		45,000	43,709
CF Industries Holdings Term Tranche Loan 10.00% 10/15/10		35,000	35,000
Charter Communications Operating Term Tranche Loan B 2.25% 3/6/14		90,000	86,867
Dana Holding Term Tranche Loan B 4.334% 1/30/15		22,603	22,282
Delta Air Lines Term Tranche Loan 8.75% 9/16/13		95,000	96,602
First Data Term Tranche Loan B2 3.00% 9/24/14		94,757	83,996
Ford Motor Term Tranche Loan B 3.258% 12/15/13		98,624	95,648
Freescale Semiconductor Term Tranche Loan 1.979% 12/1/16		34,952	32,913
Graham Packaging Term Tranche Loan C 6.75% 4/5/14		30,000	30,366
Graphic Packaging International Term Tranche Loan 3.00% 5/16/14		85,000	84,889
Harrah’s Operating Term Tranche Loan B 9.50% 10/31/16		15,000	15,567
Intelsat
Term Tranche Loan B-2-A 2.728% 1/3/14		6,668	6,506
Term Tranche Loan B-2-B 2.728% 1/3/14		6,666	6,504
Term Tranche Loan B-2-C 2.728% 1/3/14		6,666	6,504
JohnsonDiversey Term Tranche Loan B 5.50% 11/24/15		30,000	30,319
Nalco Term Tranche Loan 6.50% 5/6/16		95,000	96,128
Nuveen Investment
2nd Lien Term Tranche Loan 12.50% 7/9/15		55,000	59,056
Term Tranche Loan B 3.302% 11/13/14		49,000	45,080
PQ Term Tranche Loan 6.73% 7/30/15		55,000	50,649
RehabCare Group Term Tranche Loan B 6.00% 11/3/15		25,000	25,188
Reynolds Group Holdings Term Tranche Loan 6.25% 11/5/15		30,000	30,366
Rite Aid Term Tranche Loan 9.50% 6/5/15		35,000	36,677
Rockwood Specialties Group Term Tranche Loan H 6.00% 5/15/14		45,000	45,345
RSC Equipment Rental 2nd Lien Term Tranche Loan 3.817% 10/7/13		80,000	77,460
Smurfit-Stone Container Enterprise Term Tranche Loan 6.75% 1/2/16		30,000	30,113
SunGard Data Systems Term Tranche Loan 6.75% 2/28/14		30,000	30,300
Texas Competitive Electric Holdings Term Tranche Loan B2 3.729% 10/10/14		99,440	81,930
Univision Communications Term Tranche Loan B 2.533% 9/29/14		100,000	89,421
Total Senior Secured Loans (Cost $1,460,663)			1,508,609

Sovereign Debt – 2.41%
Australia – 0.35%
Australian Government 6.25% 4/15/15	AUD	332,000	314,491
			314,491
Indonesia – 0.64%
Indonesia Treasury Bond
9.50% 6/15/15	IDR	820,000,000	95,541
10.50% 8/15/30	IDR	820,000,000	93,145
10.75% 5/15/16	IDR	1,607,000,000	196,777
11.00% 11/15/20	IDR	550,000,000	68,701
12.80% 6/15/21	IDR	800,000,000	110,785
			564,949
Mexico – 0.33%
Mexican Bonos
7.50% 6/3/27	MXN	2,460,000	187,587
7.75% 12/14/17	MXN	1,300,000	107,354
			294,941
Norway – 0.73%
Eksportfinans
3.00% 11/17/14		65,000	65,320
5.50% 5/25/16		160,000	176,457
Norwegian Government
4.50% 5/22/19	NOK	955,000	170,219
5.00% 5/15/15	NOK	1,311,000	239,765
			651,761
Poland – 0.27%
Poland Government 5.50% 10/25/19	PLN	693,000	243,189
			243,189
Sweden – 0.09%
Svensk Exportkredit 3.25% 9/16/14		80,000	81,813
			81,813
Total Sovereign Debt (Cost $2,090,607)			2,151,144

Supranational Banks – 0.96%
Asian Development Bank 6.00% 1/20/15	AUD	60,000	54,971
European Investment Bank
9.00% 12/21/18	ZAR	700,000	96,115
^10.225% 10/22/19	BRL	90,000	19,678
#144A 4.00% 5/15/14	NOK	2,130,000	371,632
International Bank for Reconstruction & Development
5.375% 12/15/14	NZD	151,000	107,889
5.75% 10/21/19	AUD	229,000	202,173
Total Supranational Banks (Cost $793,931)			852,458

U.S. Treasury Obligations – 2.82%
∞U.S. Treasury Inflation Index Notes 1.625% 1/15/15		306,399	320,426
U.S. Treasury Notes
1.375% 3/15/13		335,000	333,142
2.50% 3/31/15		1,640,000	1,635,905
3.625% 2/15/20		225,000	221,238
Total U.S. Treasury Obligations (Cost $2,511,376)			2,510,711

≠Discounted Commercial Paper – 7.43%
General Electric 0.05% 4/1/10		6,625,000	6,625,000
Total Discounted Commercial Paper (Cost $6,625,000)			6,625,000

	Number of
	Shares
Short-Term Investment – 0.02%
Money Market Mutual Fund – 0.02%
Dreyfus Treasury & Agency Cash Management Fund		14,000	14,000
Total Short-Term Investment (Cost $14,000)			14,000

Total Value of Securities – 101.61%
(Cost $80,741,509)			90,604,932
Liabilities Net of Receivables and Other Assets (See Notes) – (1.61%)			(1,431,817)
Net Assets Applicable to 6,853,583 Shares Outstanding – 100.00%			$89,173,115

¡Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR– Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
KRW – South Korean Won
MYR – Malaysian Ringgit
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SGD – Singapore Dollar
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2010.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $268,991, which represented 0.30% of the Fund’s net assets. See Note 4 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $5,136,386, which represented 5.76% of the Fund’s net assets. See Note 4 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2010.
†Non income producing security.
§Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risks.
∞Fully or partially pledged as collateral for financial futures contracts.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2010.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $201,694, which represented 0.23% of the Fund's net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
GDR – Global Depositary Receipts
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transaction, Inc.
NVDR – Non-Voting Depositary Receipts
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts and financial futures contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts
			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD 32,865	USD (29,787)	4/30/10	$271
AUD 84,358	USD (76,636)	4/30/10	515
BRL 743,348	USD (408,433)	4/30/10	6,892
CAD (49,758)	USD 48,689	4/30/10	(309)
CAD 87,577	USD (85,550)	4/30/10	690
CAD 117,835	USD (115,197)	4/30/10	839
CLP 3,395,225	USD (6,370)	4/30/10	111
EUR (121,225)	USD 164,000	4/30/10	251
EUR 1,673	USD (2,255)	4/30/10	4
GBP (104,946)	USD 157,647	4/30/10	(1,596)
GBP (34,900)	USD 52,391	4/30/10	(564)
GBP 35,775	USD (53,294)	4/30/10	990
IDR (375,964,000)	USD 41,067	4/30/10	(70)
ILS 253,772	USD (67,748)	4/30/10	900
INR 10,986,770	USD (239,755)	4/30/10	4,687
KRW 30,584,250	USD (26,786)	4/30/10	213
KRW 423,691,360	USD (370,813)	4/30/10	3,208
MYR 174,089	USD (52,161)	4/30/10	1,178
MYR 915,360	USD (274,060)	4/30/10	6,398
NOK (1,256,015)	USD 210,367	4/30/10	(703)
NOK (921,150)	USD 154,056	4/30/10	(740)
NOK 392,700	USD (65,837)	4/30/10	155
NZD (154,865)	USD 108,560	4/30/10	(1,205)
PLN (312,964)	USD 107,607	4/30/10	(1,676)
PLN 48,017	USD (16,458)	4/30/10	309
SGD 67,758	USD (48,273)	4/30/10	156
SGD 268,174	USD (191,062)	4/30/10	613
TWD 1,537,200	USD (48,401)	4/30/10	37
TWD 6,093,725	USD (192,019)	4/30/10	(3)
ZAR (588,662)	USD 79,021	4/30/10	(1,298)
			$20,253

Financial Futures Contracts

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Depreciation
17 U.S. Treasury 10 yr Notes	$1,960,001	$1,952,344	6/30/10	$(7,657)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Lincoln Variable Insurance Products Trust (LVIP or the Trust) – LVIP Delaware Foundation® Moderate Allocation Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income.  Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$80,900,630
Aggregate unrealized appreciation	$10,735,155
Aggregate unrealized depreciation	(1,030,853)
Net unrealized appreciation	$ 9,704,302

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $12,264,986 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $9,576,012 expires in 2010; $473,349 expires in 2011; and $2,215,625 expires in 2016.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$ -	$ 5,552,678	$ 230,236	$ 5,782,914
Common Stock	44,858,648	87,191	201,694	45,147,533
Corporate Debt	-	18,361,204	126,180	18,487,384
Foreign Debt	-	3,003,901	19,678	3,023,579
Investment Companies	8,695,401	-	-	8,695,401
Municipal Bonds	-	35,990	-	35,990
U.S. Treasury Obligations	-	2,510,711	-	2,510,711
Short-Term	14,000	6,625,000	-	6,639,000
Other	116,000	166,420	-	282,420
Total	$53,684,049	$36,343,095	$577,788	$90,604,932

Foreign Currency Exchange Contracts	$-	$20,253	$-	$20,253
Financial Futures Contract	$-	$(7,657)	$-	$(7,657)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

-		Agency, Asset
		Backed &
		Mortgage-
		Backed	Common	Corporate	Foreign
	Total	Securities	Stock	Debt	Debt
Balance as of 12/31/09	$ 337,852	$ 149,053	$ -	$ -	$188,799
Purchases	236,237	79,975	13,118	122,603	20,541
Sale	(82,351)	-	-	-	(82,351)
Net realized gain	1,898	-	-	-	1,898
Transfers into Level 3	144,379	-	144,379	-	-
Transfers out of Level 3	(94,252)	-	-	-	(94,252)
Net change in
Unrealized appreciation/deprecation	34,025	1,208	44,197	3,577	(14,957)
Balance as of 3/31/10	$ 577,788	$ 230,236	$201,694	$126,180	$ 19,678

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$ 48,119	$ 1,208	$ 44,197	$ 3,577	$ (863)

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Financial Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Fair values of derivative instruments as of March 31, 2010 was as follows:
	Asset Derivatives		Liability Derivatives

	Schedule of Investments Location	Fair Value	Schedule of Investments Location	Fair Value
Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$ 23,506	Liabilities net of receivables and other assets	$ (3,253)
Interest rate contracts (Futures)	Receivables and other assets net of liabilities	-	Liabilities net of receivables and other assets	(7,657)

Total		$ 23,506		$ (10,910)

The effect of derivative instruments on the statement of operations for the period ended March 31, 2010 was as follows:
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income

Foreign exchange contracts (Forward currency contracts)	Net realized loss on foreign currencies/unrealized appreciation/deprecation of investments and foreign currencies	$ (28,033)	$ 37,384
Interest rate contracts (Futures)	Net realized gain on futures contracts/unrealized appreciation/deprecation of investments and foreign currencies	8,107	(58,773)

Total		$ (19,926)	$ (21,389)

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Lincoln Investment Advisors Corporation the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Funds' schedule of investments.

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust
(Registrant)

   By:           /s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:           May 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Daniel R. Hayes
Daniel R. Hayes
President
(Signature and Title)

Date:                      May 18, 2010

By:           /s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:                      May 18, 2010